UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:	811-23295

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Long/Short Equity & Dynamic Income Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court Naperville, Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Founder, Chairman and Global Chief Investment Officer Calamos Advisors LLC 2020 Calamos Court Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2025

DATE OF REPORTING PERIOD: November 1, 2024 through April 30, 2025

Item 1. Reports to Stockholders.

1(a) Reports to Stockholders

TIMELY INFORMATION INSIDE

Family of Closed-End Funds

SEMIANNUAL REPORT APRIL 30, 2025

Domestic Funds

Calamos Convertible Opportunities and Income Fund (Ticker: CHI)

Calamos Convertible and High Income Fund (Ticker: CHY)

Calamos Strategic Total Return Fund (Ticker: CSQ)

Calamos Dynamic Convertible and Income Fund (Ticker: CCD)

Global Funds

Calamos Global Dynamic Income Fund (Ticker: CHW)

Calamos Global Total Return Fund (Ticker: CGO)

Calamos Long/Short Equity & Dynamic Income Trust (Ticker: CPZ)

Visit www.calamos.com/paperless to enroll. You can view shareholder communications, including fund prospectuses, annual reports and other shareholder materials online long before the printed publications arrive by traditional mail.

Experience and Foresight

Calamos is a trusted and leading provider of closed-end funds that use a diversified blend of convertible securities, equities, fixed income, and alternative investments across innovative investment strategies to support competitive distributions throughout a market cycle.

Our Distribution Policies*

Closed-end fund investors often seek a steady stream of income. Recognizing this important need, Calamos Strategic Total Return Fund (CSQ) and Calamos Long/Short Equity & Dynamic Income Trust (CPZ) adhere to a managed distribution policy, while Calamos Dynamic Convertible and Income Fund (CCD), Calamos Global Total Return Fund (CGO), Calamos Convertible Opportunities and Income Fund (CHI), Calamos Global Dynamic Income Fund (CHW), and Calamos Convertible and High Income Fund (CHY) adhere to a level distribution policy. Both distribution policies represent our commitment to provide common shareholders with a predictable but not assured level of cash flow through the disbursement of the following:

•  Net investment income

•  Net realized short-term capital gains

•  Net realized long-term capital gains (under a level distribution policy, only a limited number of times a year)

•  And, if necessary, return of capital

We set distributions at levels that we believe are sustainable for the long term. Each Fund's current monthly distribution per share as of April 30, 2025, is as follows:

•  Calamos Global Dynamic Income Fund: $0.0500

•  Calamos Global Total Return Fund: $0.0800

•  Calamos Convertible Opportunities and Income Fund: $0.0950

•  Calamos Convertible and High Income Fund: $0.1000

•  Calamos Strategic Total Return Fund: $0.1025

•  Calamos Dynamic Convertible and Income Fund: $0.1950

•  Calamos Long/Short Equity & Dynamic Income Fund: $0.1400

You should not draw any conclusions about a Fund's investment performance from the amount of its distribution or from the terms of a Fund's plan. The Funds' Board of Trustees may amend or terminate the managed distribution policy at any time without prior notice to the Fund's shareholders. However, at this time there are no reasonably foreseeable circumstances that might cause the termination of a Fund's managed distribution policy.

For more information about any Calamos closed-end funds, we encourage you to contact your financial advisor or Calamos Investments at 866.363.9219 (Monday through Friday from 8:30 a.m. to 5:00 p.m., Central Time). You can also visit us at www.calamos.com.

TABLE OF CONTENTS

Statements of Assets and Liabilities	1
Statements of Operations	3
Statements of Changes In Net Assets	5
Statements of Cash Flows	8
Financial Highlights	16
Schedules of Investments	25
Notes to Financial Statements	137
Report of Independent Registered Public Accounting Firm	151
About Closed-End Funds	152
Managed and Level Distribution Policies	153
Automatic Dividend Reinvestment Plan	154
Additional Fund Information: Delaware Statutory Trust Act – Control Share Acquisitions	155

*  On December 17, 2024, the Board of Trustees approved the transition from a managed distribution policy to a level distribution policy for CCD, CHY and CHI to be effective as of January 1, 2025. A managed distribution will change over time based on the Fund's NAV fluctuations; a level distribution is based on a specific dollar amount per share, regardless of NAV changes.

Statements of Assets and Liabilities April 30, 2025 (Unaudited)

	CONVERTIBLE OPPORTUNITIES AND INCOME FUND	CONVERTIBLE AND HIGH INCOME FUND	STRATEGIC TOTAL RETURN FUND	DYNAMIC CONVERTIBLE AND INCOME FUND
ASSETS
Investments in securities, at cost	$1,131,276,497	$1,225,027,957	$2,870,203,324	$752,126,808
Investment in securities, at value*	$1,085,137,901	$1,174,313,230	$3,813,766,023	$722,956,369
Cash with custodian	72,474,047	74,071,637	136,056,354	30,607,100
Cash held at broker	—	—	—	577
Restricted cash for short positions	—	—	13,670	—
Receivables:
Accrued interest and dividends	7,736,701	8,403,868	10,725,508	3,554,202
Investments sold	1,470,394	1,574,800	3,784,350	397,700
Prepaid expenses	482,169	522,623	1,206,687	328,658
Other assets	220,217	190,052	269,040	—
Total assets	1,167,521,429	1,259,076,210	3,965,821,632	757,844,606
LIABILITIES
Options written, at value (premium $246,990)	—	—	37,993	—
Mandatory Redeemable Preferred Shares ($25 liquidation value per share applicable to shares authorized, issued, and outstanding, in 000's) (Note 8)
Series C (1,340, 1,480, 3,240, and 860 shares, respectively)(1)	33,412,911	36,904,203	80,789,246	21,444,263
Series D (1,320, 1,400, 2,480 and 1,120 shares, respectively)(2)	32,919,475	34,915,114	61,847,853	27,929,726
Series E (1,330, 1,460, and 850 shares, respectively)(3)	33,112,991	36,350,526	—	21,159,851
Series F (4,000 shares)(4)	—	—	99,678,902	—
Series G (1,320, 1,440, 3,200 and 840 shares, respectively)(5)	32,727,376	35,702,592	79,339,094	20,809,597
Unrealized depreciation on forward foreign currency contracts	—	—	—	—
Payables:
Notes payable (Note 7)	291,650,000	313,900,000	1,000,000,000	185,250,000
Distributions payable to Mandatory Redeemable Preferred Shareholders	412,964	450,796	1,087,791	277,191
Investments purchased	17,695,031	18,777,735	2,950,269	4,345,997
Affiliates:
Investment advisory fees	744,853	804,436	3,139,255	613,104
Deferred compensation to trustees	220,217	190,052	269,040	—
Trustees' fees and officer compensation	5,845	6,182	13,824	4,505
Other accounts payable and accrued liabilities	1,549,538	1,672,781	4,514,131	1,034,887
Total liabilities	444,451,201	479,674,417	1,333,667,398	282,869,121
NET ASSETS	$723,070,228	$779,401,793	$2,632,154,234	$474,975,485
COMPOSITION OF NET ASSETS
Common stock, no par value, unlimited shares authorized	$827,156,245	$893,294,262	$1,889,490,143	$550,275,271
Accumulated distributable earnings (loss)	(104,086,017)	(113,892,469)	742,664,091	(75,299,786)
NET ASSETS	$723,070,228	$779,401,793	$2,632,154,234	$474,975,485
Net asset value per common shares	$9.32	$9.85	$16.41	$17.56
Shares Outstanding	77,613,710	79,140,284	160,369,635	27,054,934
* Includes securities on loan	$40,035,222	$52,661,889	$531,651,495	$11,451,031
(1) Net of deferred offering costs (Series C)	$87,089	$95,797	$210,754	$55,737
(2) Net of deferred offering costs (Series D)	$80,525	$84,886	$152,147	$70,274
(3) Net of deferred offering costs (Series E)	$137,009	$149,474	$—	$90,149
(4) Net of deferred offering costs (Series F)	$—	$—	$321,098	$—
(5) Net of deferred offering costs (Series G)	$272,624	$297,408	$660,906	$190,403

See accompanying Notes to Financial Statements

www.calamos.com

Statements of Assets and Liabilities April 30, 2025 (Unaudited)

	GLOBAL DYNAMIC INCOME FUND		GLOBAL TOTAL RETURN FUND		LONG/SHORT EQUITY & DYNAMIC INCOME TRUST
ASSETS
Investments in securities, at cost	$678,623,885		$153,528,510		$415,230,757
Investment in securities, at value*	$586,837,245		$142,617,683		$399,652,471
Cash with custodian	54,285,559		12,089,050		4,954,576
Cash held at broker	—		6		101,957
Collateral for short positions domestic	—		—		56,000,000
Restricted cash for short positions	—		—		112,325,741
Foreign currencies held at broker (cost $6 and $85)	6		—		88
Receivables:
Accrued interest and dividends	2,633,429		599,360		1,956,802
Investments sold	12,767,302		2,869,386		1,027,402
Prepaid expenses	169,659		61,045		2,923
Other assets	102,221		64,962		496,982
Total assets	656,795,421		158,301,492		576,518,942
LIABILITIES
Restricted foreign currency for short positions (cost $915,126)	—		—		914,917
Foreign currency due to broker (cost $420 and $172)	429		—		166
Foreign currency overdraft (cost $800,003 and $191,046)	800,003		191,046		—
Securities sold short, at value (proceeds $102,841,374)	—		—		117,789,220
Options written, at value (premium $54,901, $13,428 and $5,661,884)	85,635		20,955		5,237,123
Mandatory Redeemable Preferred Shares ($25 liquidation value per share applicable to shares authorized, issued, and outstanding, in 000's) (Note 8)
Series C (880 and 160 shares, respectively)(1)	21,943,393		3,989,549		—
Series D (200 and 200 shares, respectively)(2)	4,986,285		4,981,380		—
Series E (860 and 160 shares, respectively)(3)	21,401,263		3,975,027		—
Unrealized depreciation on forward foreign currency contracts	264		63		—
Payables:
Notes payable (Note 7)	136,050,000		34,600,000		120,000,000
Distributions payable to Mandatory Redeemable Preferred Shareholders	130,744		32,057		—
Investments purchased	11,528,241		2,957,547		683,457
Affiliates:
Investment advisory fees	548,026		129,537		494,182
Deferred compensation to trustees	102,227		64,962		—
Trustees' fees and officer compensation	4,068		2,177		3,278
Other accounts payable and accrued liabilities	1,066,814		312,477		643,336
Total liabilities	198,647,392		51,256,777		245,765,679
NET ASSETS	$458,148,029		$107,044,715		$330,753,263
COMPOSITION OF NET ASSETS
Common stock, no par value, unlimited shares authorized	$546,071,159		$114,769,615		$392,628,183
Accumulated distributable earnings (loss)	(87,923,130	)(a)	(7,724,900	)(a)	(61,874,920)
NET ASSETS	$458,148,029		$107,044,715		$330,753,263
Net asset value per common shares	$7.17		$10.89		$16.85
Shares Outstanding	63,864,387		9,827,294		19,632,194
* Includes securities on loan	$62,149,910		$18,105,860		$3,887,655
(1) Net of deferred offering costs (Series C)	$56,607		$10,451		$—
(2) Net of deferred offering costs (Series D)	$13,715		$18,620		$—
(3) Net of deferred offering costs (Series E)	$98,737		$24,973		$—

(a)  Net of deferred foreign capital gains tax of $(97,010) and $(41,948), respectively.

See accompanying Notes to Financial Statements

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Statements of Operations Six Months Ended April 30, 2025 (Unaudited)

	CONVERTIBLE OPPORTUNITIES AND INCOME FUND	CONVERTIBLE AND HIGH INCOME FUND	STRATEGIC TOTAL RETURN FUND	DYNAMIC CONVERTIBLE AND INCOME FUND
INVESTMENT INCOME
Interest	$17,925,027	$19,419,653	$26,186,201	$7,959,780
Interest on short sales	—	—	—	15
(Amortization)/accretion of investment securities	(8,516,882)	(9,509,594)	(6,621,404)	(7,708,450)
Net interest	9,408,145	9,910,059	19,564,797	251,345
Dividends	2,483,789	2,677,868	20,963,938	2,090,250
Dividend taxes withheld	—	—	(32,128)	—
Total investment income	11,891,934	12,587,927	40,496,607	2,341,595
EXPENSES
Investment advisory fees	4,766,405	5,155,365	20,565,401	4,014,662
Interest expense on Notes Payable (Note 7)	7,950,070	8,616,571	24,524,950	5,336,033
Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares (Notes 1 and 8)	2,704,310	2,947,731	7,027,503	1,828,542
Printing and mailing fees	53,819	59,474	112,779	36,480
Legal fees	41,308	44,085	130,668	30,160
Accounting fees	41,212	43,416	110,716	33,357
Tax fees	33,387	36,117	112,504	22,689
Audit fees	32,198	34,117	88,844	24,696
Trustees' fees and officer compensation	29,778	31,792	89,448	21,883
Fund administration fees	27,074	29,271	101,313	18,266
Transfer agent fees	23,174	20,151	20,620	19,468
Registration fees	9,939	10,039	21,189	3,537
Custodian fees	9,225	9,706	26,269	7,438
Other	30,843	30,708	77,724	23,094
Total expenses	15,752,742	17,068,543	53,009,928	11,420,305
NET INVESTMENT INCOME (LOSS)	(3,860,808)	(4,480,616)	(12,513,321)	(9,078,710)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments, excluding purchased options	6,967,217	6,137,175	34,247,986	8,902,898
Purchased options	(235,207)	(300,378)	(922,633)	(242,572)
Foreign currency transactions	—	—	208	—
Written options	862,472	967,015	(995,928)	784,126
Change in net unrealized appreciation/(depreciation) on:
Investments, excluding purchased options	(17,983,190)	(17,952,801)	(107,301,880)	(14,807,349)
Purchased options	35,509	45,135	2,899,101	41,475
Foreign currency translations	—	—	7,896	—
Written options	—	—	74,743	—
NET GAIN (LOSS)	(10,353,199)	(11,103,854)	(71,990,507)	(5,321,422)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(14,214,007)	$(15,584,470)	$(84,503,828)	$(14,400,132)

See accompanying Notes to Financial Statements

www.calamos.com

Statements of Operations Six Months Ended April 30, 2025 (Unaudited)

	GLOBAL DYNAMIC INCOME FUND		GLOBAL TOTAL RETURN FUND		LONG/SHORT EQUITY & DYNAMIC INCOME TRUST
INVESTMENT INCOME
Interest	$5,869,122		$1,295,240		$4,308,929
Interest on short sales	1,238		—		4,925,137
(Amortization)/accretion of investment securities	(1,450,297)		(266,170)		70,825
Net interest	4,420,063		1,029,070		9,304,891
Dividends	4,992,931		1,140,853		1,867,811
Dividend taxes withheld	(208,807)		(49,835)		(23,129)
Total investment income	9,204,187		2,120,088		11,149,573
EXPENSES
Investment advisory fees	3,660,990		863,245		3,050,866
Interest expense on Notes Payable (Note 7)	5,210,102		1,204,111		3,037,313
Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares (Notes 1 and 8)	871,341		234,665		—
Printing and mailing fees	36,460		15,250		22,349
Legal fees	32,717		11,607		32,582
Accounting fees	36,373		18,742		25,955
Tax fees	40,309		25,282		13,112
Audit fees	23,384		12,161		17,021
Trustees' fees and officer compensation	20,612		8,835		14,488
Fund administration fees	18,771		4,468		11,653
Transfer agent fees	19,424		21,525		10,634
Registration fees	8,438		1,299		2,594
Custodian fees	80,347		33,575		37,742
Dividend or interest expense on short positions	—		—		1,377,340
Other	94,780		17,530		122,563
Total expenses	10,154,048		2,472,295		7,776,212
NET INVESTMENT INCOME (LOSS)	(949,861)		(352,207)		3,373,361
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments, excluding purchased options	19,154,246	(a)	5,913,598	(a)	28,446,991
Purchased options	5,303,893		1,637,219		(18,935,915)
Foreign currency transactions	(136,619)		(38,216)		(67,939)
Forward foreign currency contracts	1,364		470		—
Written options	92,322		63,633		6,325,152
Short positions	(289)		—		2,393,825
Change in net unrealized appreciation/(depreciation) on:
Investments, excluding purchased options	(34,161,512	)(b)	(9,813,470	)(b)	(28,112,990)
Purchased options	(5,340,294)		(1,568,992)		1,942,669
Foreign currency translations	10,069		1,443		3,421
Forward foreign currency contracts	(264)		(63)		—
Written options	1,224		1,246		2,872,574
Short positions	—		—		8,639,183
NET GAIN (LOSS)	(15,075,860)		(3,803,132)		3,506,971
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(16,025,721)		$(4,155,339)		$6,880,332

(a)  Net of foreign capital gains tax of $261,305 and $92,314, respectively.

(b)  Net of change of $959,592 and $281,155, respectively in deferred capital gains tax.

See accompanying Notes to Financial Statements

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Statements of Changes in Net Assets

	CONVERTIBLE OPPORTUNITIES AND INCOME FUND		CONVERTIBLE AND HIGH INCOME FUND		STRATEGIC TOTAL RETURN FUND
	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2025	YEAR ENDED OCTOBER 31, 2024	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2025	YEAR ENDED OCTOBER 31, 2024	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2025	YEAR ENDED OCTOBER 31, 2024
OPERATIONS
Net investment income (loss)	$(3,860,808)	$(14,912,812)	$(4,480,616)	$(16,507,139)	$(12,513,321)	$(23,412,384)
Net realized gain (loss)	7,594,482	58,286,271	6,803,812	63,881,724	32,329,633	207,696,494
Change in unrealized appreciation/(depreciation)	(17,947,681)	120,657,789	(17,907,666)	131,356,613	(104,320,140)	677,644,227
Net increase (decrease) in net assets applicable to common shareholders resulting from operations	(14,214,007)	164,031,248	(15,584,470)	178,731,198	(84,503,828)	861,928,337
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Distributions	(43,477,291)	(47,584,933)	(46,720,684)	(48,023,120)	(98,627,325)	(197,233,426)
Return of capital	—	(38,135,660)	—	(44,052,948)	—	—
Net decrease in net assets from distributions to common shareholders	(43,477,291)	(85,720,593)	(46,720,684)	(92,076,068)	(98,627,325)	(197,233,426)
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold	17,678,983	—	18,165,522	17,883	—	37,382
Reinvestment of distributions resulting in the issuance of stock	3,876,105	8,114,054	3,959,217	8,088,427	—	550,419
Net increase (decrease) in net assets from capital stock transactions	21,555,088	8,114,054	22,124,739	8,106,310	—	587,801
TOTAL INCREASE (DECREASE) IN NET ASSETS	(36,136,210)	86,424,709	(40,180,415)	94,761,440	(183,131,153)	665,282,712
NET ASSETS
Beginning of period	$759,206,438	$672,781,729	$819,582,208	$724,820,768	$2,815,285,387	$2,150,002,675
End of period	$723,070,228	$759,206,438	$779,401,793	$819,582,208	$2,632,154,234	$2,815,285,387

See accompanying Notes to Financial Statements

www.calamos.com

Statements of Changes in Net Assets

	DYNAMIC CONVERTIBLE AND INCOME FUND		GLOBAL DYNAMIC INCOME FUND		GLOBAL TOTAL RETURN FUND
	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2025	YEAR ENDED OCTOBER 31, 2024	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2025	YEAR ENDED OCTOBER 31, 2024	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2025	YEAR ENDED OCTOBER 31, 2024
OPERATIONS
Net investment income (loss)	$(9,078,710)	$(23,788,786)	$(949,861)	$(3,779,968)	$(352,207)	$(1,354,621)
Net realized gain (loss)	9,444,452	58,411,657	24,414,917	49,277,335	7,576,704	13,104,228
Change in unrealized appreciation/(depreciation)	(14,765,874)	80,755,894	(39,490,777)	103,278,463	(11,379,836)	24,001,478
Net increase (decrease) in net assets applicable to common shareholders resulting from operations	(14,400,132)	115,378,765	(16,025,721)	148,775,830	(4,155,339)	35,751,085
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Distributions	(31,535,256)	(41,801,785)	(19,159,316)	(38,318,632)	(4,717,101)	(9,432,805)
Return of capital	—	(20,818,282)	—	—	—	—
Net decrease in net assets from distributions to common shareholders	(31,535,256)	(62,620,067)	(19,159,316)	(38,318,632)	(4,717,101)	(9,432,805)
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold	—	—	—	10,535	—	1,960
Reinvestment of distributions resulting in the issuance of stock	3,913,390	4,873,759	—	—	—	17,720
Net increase (decrease) in net assets from capital stock transactions	3,913,390	4,873,759	—	10,535	—	19,680
TOTAL INCREASE (DECREASE) IN NET ASSETS	(42,021,998)	57,632,457	(35,185,037)	110,467,733	(8,872,440)	26,337,960
NET ASSETS
Beginning of period	$516,997,483	$459,365,026	$493,333,066	$382,865,333	$115,917,155	$89,579,195
End of period	$474,975,485	$516,997,483	$458,148,029	$493,333,066	$107,044,715	$115,917,155

See accompanying Notes to Financial Statements

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Statements of Changes in Net Assets

	LONG/SHORT EQUITY & DYNAMIC INCOME TRUST
	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2025	YEAR ENDED OCTOBER 31, 2024
OPERATIONS
Net investment income (loss)	$3,373,361	$9,196,057
Net realized gain (loss)	18,162,114	4,453,043
Change in unrealized appreciation/(depreciation)	(14,655,143)	38,765,839
Net increase (decrease) in net assets applicable to common shareholders resulting from operations	6,880,332	52,414,939
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Distributions	(20,336,990)	(32,982,086)
Return of capital	—	—
Net decrease in net assets from distributions to common shareholders	(20,336,990)	(32,982,086)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,456,658)	19,432,853
NET ASSETS
Beginning of period	$344,209,921	$324,777,068
End of period	$330,753,263	$344,209,921

See accompanying Notes to Financial Statements

www.calamos.com

Statement of Cash Flows

CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND
(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase/(decrease) in net assets from operations	$(14,214,007)
Adjustments to reconcile net increase/(decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchase of investment securities, including purchased options	(448,106,188)
Proceeds paid on closing written options	(225,166)
Proceeds from disposition of investment securities, including purchased options	533,029,316
Premiums received from written options	1,087,639
Amortization and accretion of fixed-income securities	8,516,882
Amortization of offering costs on Mandatory Redeemable Preferred Shares	135,994
Net payment-in-kind interest income	(347,076)
Net realized gains/losses from investments, excluding purchased options	(6,967,217)
Net realized gains/losses from purchased options	235,207
Net realized gains/losses from written options	(862,472)
Change in unrealized appreciation or depreciation on investments, excluding purchased options	17,983,190
Change in unrealized appreciation or depreciation on purchased options	(35,509)
Net change in assets and liabilities:
(Increase)/decrease in assets:
Accrued interest and dividends receivable	(178,181)
Prepaid expenses	(19,327)
Other assets	5,216
Increase/(decrease) in liabilities:
Payables to affiliates	(83,168)
Other accounts payable and accrued liabilities	(117,470)
Net cash provided by/(used in) operating activities	$89,837,663
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	17,678,983
Distributions to shareholders	(39,601,186)
Redemption of Distributions to Mandatory Redeemable Preferred Shareholders	(21,284)
Offering costs on Mandatory Redeemable Preferred Shares	(35,557)
Repayment of Note payable	(23,000,000)
Net cash provided by/(used in) financing activities	$(44,979,044)
Net increase/(decrease) in cash	$44,858,619
Cash and restricted cash at beginning of period	$27,615,428
Cash and restricted cash at end of period	$72,474,047
Supplemental disclosure
Cash paid for interest expense on Notes Payable	$8,029,013
Cash paid for interest expense on Mandatory Redeemable Preferred Shares	$2,725,594
Non-cash financing activities not included herein consists of reinvestment of dividends and distributions	$3,876,105

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of the same such amounts shown in the Statements of Cash Flows.

Cash with custodian	72,474,047
Cash held at broker	—
Total cash and restricted cash at period end	$72,474,047

See accompanying Notes to Financial Statements

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Statement of Cash Flows

CALAMOS CONVERTIBLE AND HIGH INCOME FUND
(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase/(decrease) in net assets from operations	$(15,584,470)
Adjustments to reconcile net increase/(decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchase of investment securities, including purchased options	(484,032,919)
Proceeds paid on closing written options	(252,459)
Proceeds from disposition of investment securities, including purchased options	576,657,987
Premiums received from written options	1,219,474
Amortization and accretion of fixed-income securities	9,509,594
Amortization of offering costs on Mandatory Redeemable Preferred Shares	145,506
Net payment-in-kind interest income	(377,898)
Net realized gains/losses from investments, excluding purchased options	(6,137,175)
Net realized gains/losses from purchased options	300,378
Net realized gains/losses from written options	(967,015)
Change in unrealized appreciation or depreciation on investments, excluding purchased options	17,952,801
Change in unrealized appreciation or depreciation on purchased options	(45,135)
Net change in assets and liabilities:
(Increase)/decrease in assets:
Accrued interest and dividends receivable	(180,669)
Prepaid expenses	(18,351)
Other assets	4,501
Increase/(decrease) in liabilities:
Payables to affiliates	(90,080)
Other accounts payable and accrued liabilities	(129,983)
Net cash provided by/(used in) operating activities	$97,974,087
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	18,165,522
Distributions to shareholders	(42,761,467)
Redemption of Distributions to Mandatory Redeemable Preferred Shareholders	(23,225)
Offering costs on Mandatory Redeemable Preferred Shares	(36,879)
Repayment of Note payable	(27,000,000)
Net cash provided by/(used in) financing activities	$(51,656,049)
Net increase/(decrease) in cash	$46,318,038
Cash and restricted cash at beginning of period	$27,753,599
Cash and restricted cash at end of period	$74,071,637
Supplemental disclosure
Cash paid for interest expense on Notes Payable	$8,705,984
Cash paid for interest expense on Mandatory Redeemable Preferred Shares	$2,970,956
Non-cash financing activities not included herein consists of reinvestment of dividends and distributions	$3,959,217

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of the same such amounts shown in the Statements of Cash Flows.

Cash with custodian	74,071,637
Cash held at broker	—
Total cash and restricted cash at period end	$74,071,637

See accompanying Notes to Financial Statements

www.calamos.com

Statement of Cash Flows

CALAMOS STRATEGIC TOTAL RETURN FUND
(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase/(decrease) in net assets from operations	$(84,503,828)
Adjustments to reconcile net increase/(decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchase of investment securities, including purchased options	(792,006,294)
Proceeds paid on closing written options	(1,290,044)
Proceeds from disposition of investment securities, including purchased options	819,875,264
Premiums received from written options	246,990
Amortization and accretion of fixed-income securities	6,621,404
Amortization of offering costs on Mandatory Redeemable Preferred Shares	280,717
Net payment-in-kind interest income	(426,967)
Net realized gains/losses from investments, excluding purchased options	(34,247,986)
Net realized gains/losses from purchased options	922,633
Net realized gains/losses from written options	995,928
Change in unrealized appreciation or depreciation on investments, excluding purchased options	107,301,880
Change in unrealized appreciation or depreciation on purchased options	(2,899,101)
Change in unrealized appreciation or depreciation on written options	(74,743)
Net change in assets and liabilities:
(Increase)/decrease in assets:
Accrued interest and dividends receivable	558,938
Prepaid expenses	(1,480)
Other assets	6,372
Increase/(decrease) in liabilities:
Payables to affiliates	(301,490)
Other accounts payable and accrued liabilities	51,728
Net cash provided by/(used in) operating activities	$21,109,921
CASH FLOWS FROM FINANCING ACTIVITIES:
Distributions to shareholders	(98,627,325)
Redemption of Distributions to Mandatory Redeemable Preferred Shareholders	(55,914)
Offering costs on Mandatory Redeemable Preferred Shares	(56,198)
Proceeds from Note payable	59,000,000
Net cash provided by/(used in) financing activities	$(39,739,437)
Net increase/(decrease) in cash	$(18,629,516)
Cash and restricted cash at beginning of period	$154,699,540
Cash and restricted cash at end of period	$136,070,024
Supplemental disclosure
Cash paid for interest expense on Notes Payable	$24,345,791
Cash paid for interest expense on Mandatory Redeemable Preferred Shares	$7,083,417

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of the same such amounts shown in the Statements of Cash Flows.

Cash with custodian	136,056,354
Cash held at broker	—
Restricted cash for short positions	13,670
Total cash and restricted cash at period end	$136,070,024

See accompanying Notes to Financial Statements

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Statement of Cash Flows

CALAMOS DYNAMIC CONVERTIBLE AND INCOME FUND
(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase/(decrease) in net assets from operations	$(14,400,132)
Adjustments to reconcile net increase/(decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchase of investment securities, including purchased options	(349,274,469)
Proceeds paid on closing written options	(204,667)
Proceeds from disposition of investment securities, including purchased options	414,768,909
Premiums received from written options	988,792
Amortization and accretion of fixed-income securities	7,708,450
Amortization of offering costs on Mandatory Redeemable Preferred Shares	104,085
Net payment-in-kind interest income	(96,420)
Net realized gains/losses from investments, excluding purchased options	(8,902,898)
Net realized gains/losses from purchased options	242,572
Net realized gains/losses from written options	(784,126)
Change in unrealized appreciation or depreciation on investments, excluding purchased options	14,807,349
Change in unrealized appreciation or depreciation on purchased options	(41,475)
Net change in assets and liabilities:
(Increase)/decrease in assets:
Accrued interest and dividends receivable	(110,859)
Prepaid expenses	(16,178)
Increase/(decrease) in liabilities:
Payables to affiliates	(85,182)
Other accounts payable and accrued liabilities	(104,470)
Net cash provided by/(used in) operating activities	$64,599,281
CASH FLOWS FROM FINANCING ACTIVITIES:
Distributions to shareholders	(27,621,866)
Redemption of Distributions to Mandatory Redeemable Preferred Shareholders	(14,292)
Offering costs on Mandatory Redeemable Preferred Shares	(30,289)
Repayment of Note payable	(25,000,000)
Net cash provided by/(used in) financing activities	$(52,666,447)
Net increase/(decrease) in cash	$11,932,834
Cash and restricted cash at beginning of period	$18,674,843
Cash at end of period	$30,607,677
Supplemental disclosure
Cash paid for interest expense on Notes Payable	$5,406,804
Cash paid for interest expense on Mandatory Redeemable Preferred Shares	$1,842,834
Non-cash financing activities not included herein consists of reinvestment of dividends and distributions	$3,913,390

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of the same such amounts shown in the Statements of Cash Flows.

Cash with custodian	30,607,100
Cash held at broker	577
Total cash and restricted cash at period end	$30,607,677

See accompanying Notes to Financial Statements

www.calamos.com

Statement of Cash Flows

CALAMOS GLOBAL DYNAMIC INCOME FUND
(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase/(decrease) in net assets from operations	$(16,025,721)
Adjustments to reconcile net increase/(decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchase of investment securities, including purchased options	(459,305,208)
Purchases of securities to cover securities sold short	(704,418)
Proceeds paid on closing written options	(868,705)
Proceeds from disposition of investment securities, including purchased options	585,266,403
Proceeds from securities sold short	704,239
Premiums received from written options	948,745
Amortization and accretion of fixed-income securities	1,450,297
Amortization of offering costs on Mandatory Redeemable Preferred Shares	62,295
Net payment-in-kind interest income	(77,210)
Net realized gains/losses from investments, excluding purchased options	(19,415,551)
Net realized gains/losses from capital gains tax	261,305
Net realized gains/losses from purchased options	(5,303,893)
Net realized gains/losses from short positions	289
Net realized gains/losses from written options	(92,322)
Change in unrealized appreciation or depreciation on investments, excluding purchased options	33,201,920
Change in unrealized appreciation or depreciation on capital gains tax	959,592
Change in unrealized appreciation or depreciation on purchased options	5,340,294
Change in unrealized appreciation or depreciation on written options	(1,224)
Net change in assets and liabilities:
(Increase)/decrease in assets:
Accrued interest and dividends receivable	73,101
Prepaid expenses	(20,457)
Other assets	2,428
Increase/(decrease) in liabilities:
Payables to affiliates	(105,964)
Other accounts payable and accrued liabilities	(204,125)
Net cash provided by/(used in) operating activities	$126,146,110
CASH FLOWS FROM FINANCING ACTIVITIES:
Distributions to shareholders	(19,159,316)
Redemption of Distributions to Mandatory Redeemable Preferred Shareholders	(6,703)
Offering costs on Mandatory Redeemable Preferred Shares	(21,449)
Net increase/(decrease) in due to custodian bank	795,587
Repayment of Note payable	(75,500,000)
Net cash provided by/(used in) financing activities	$(93,891,881)
Net increase/(decrease) in cash and foreign currency	$32,254,229
Cash and foreign currency and restricted cash at beginning of period	$22,031,336
Cash and foreign currency at end of period	$54,285,565
Supplemental disclosure
Cash paid for interest expense on Notes Payable	$5,385,995
Cash paid for interest expense on Mandatory Redeemable Preferred Shares	$878,044

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of the same such amounts shown in the Statements of Cash Flows.

Cash with custodian	54,285,559
Cash held at broker	—
Foreign currency	6
Total cash and restricted cash at period end	$54,285,565

See accompanying Notes to Financial Statements

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Statement of Cash Flows

CALAMOS GLOBAL TOTAL RETURN FUND
(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase/(decrease) in net assets from operations	$(4,155,339)
Adjustments to reconcile net increase/(decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchase of investment securities, including purchased options	(118,030,288)
Proceeds paid on closing written options	(162,449)
Proceeds from disposition of investment securities, including purchased options	142,161,005
Premiums received from written options	229,198
Amortization and accretion of fixed-income securities	266,170
Amortization of offering costs on Mandatory Redeemable Preferred Shares	36,655
Net payment-in-kind interest income	(20,391)
Net realized gains/losses from investments, excluding purchased options	(6,005,912)
Net realized gains/losses from capital gains tax	92,314
Net realized gains/losses from purchased options	(1,637,219)
Net realized gains/losses from written options	(63,633)
Change in unrealized appreciation or depreciation on investments, excluding purchased options	9,532,315
Change in unrealized appreciation or depreciation on capital gains tax	281,155
Change in unrealized appreciation or depreciation on purchased options	1,568,992
Change in unrealized appreciation or depreciation on written options	(1,246)
Net change in assets and liabilities:
(Increase)/decrease in assets:
Accrued interest and dividends receivable	(12,686)
Prepaid expenses	(18,282)
Other assets	1,539
Increase/(decrease) in liabilities:
Payables to affiliates	(25,595)
Other accounts payable and accrued liabilities	(52,527)
Net cash provided by/(used in) operating activities	$23,983,776
CASH FLOWS FROM FINANCING ACTIVITIES:
Distributions to shareholders	(4,717,101)
Redemption of Distributions to Mandatory Redeemable Preferred Shareholders	(1,640)
Offering costs on Mandatory Redeemable Preferred Shares	(21,427)
Net increase/(decrease) in due to custodian bank	191,046
Repayment of Note payable	(14,200,000)
Net cash provided by/(used in) financing activities	$(18,749,122)
Net increase/(decrease) in cash and foreign currency	$5,234,654
Cash and foreign currency and restricted cash at beginning of period	$6,854,402
Cash and restricted cash at end of period	$12,089,056
Supplemental disclosure
Cash paid for interest expense on Notes Payable	$1,239,333
Cash paid for interest expense on Mandatory Redeemable Preferred Shares	$236,305

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of the same such amounts shown in the Statements of Cash Flows.

Cash with custodian	12,089,050
Cash held at broker	6
Total cash and restricted cash at period end	$12,089,056

See accompanying Notes to Financial Statements

www.calamos.com

Statement of Cash Flows

CALAMOS LONG/SHORT EQUITY AND DYNAMIC INCOME TRUST
(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase/(decrease) in net assets from operations	$6,880,332
Adjustments to reconcile net increase/(decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchase of investment securities, including purchased options	(503,997,616)
Purchases of securities to cover securities sold short	(738,279,646)
Proceeds paid on closing written options	(29,610,077)
Proceeds from disposition of investment securities, including purchased options	507,440,675
Proceeds from securities sold short	618,919,060
Premiums received from written options	40,482,076
Amortization and accretion of fixed-income securities	(70,825)
Net payment-in-kind interest income	(80,560)
Net realized gains/losses from investments, excluding purchased options	(28,446,991)
Net realized gains/losses from purchased options	18,935,915
Net realized gains/losses from short positions	(2,393,825)
Net realized gains/losses from written options	(6,325,152)
Change in unrealized appreciation or depreciation on investments, excluding purchased options	28,112,990
Change in unrealized appreciation or depreciation on purchased options	(1,942,669)
Change in unrealized appreciation or depreciation on short positions	(8,639,183)
Change in unrealized appreciation or depreciation on written options	(2,872,574)
Net change in assets and liabilities:
(Increase)/decrease in assets:
Accrued interest and dividends receivable	(95,547)
Prepaid expenses	1,312
Other assets	461,496
Increase/(decrease) in liabilities:
Payables to affiliates	(36,410)
Other accounts payable and accrued liabilities	(28,076)
Net cash provided by/(used in) operating activities	$(101,585,295)
CASH FLOWS FROM FINANCING ACTIVITIES:
Distributions to shareholders	(20,336,990)
Net increase/(decrease) in due to custodian bank	4
Net cash provided by/(used in) financing activities	$(20,336,986)
Net increase/(decrease) in cash	$(121,922,281)
Cash and restricted cash at beginning of period	$295,310,818
Cash and restricted cash at end of period	$173,388,537
Supplemental disclosure
Cash paid for interest expense on Notes Payable	$3,055,000

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of the same such amounts shown in the Statements of Cash Flows.

Cash with custodian	4,954,576
Cash held at broker	101,957
Restricted cash for short positions	112,325,741
Restricted foreign cash for short positions	6,263
Total cash and restricted cash at period end	$117,388,537

See accompanying Notes to Financial Statements

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

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Calamos Convertible Opportunities and Income Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	(UNAUDITED) SIX MONTHS ENDED APRIL 30,		YEAR ENDED OCTOBER 31,
	2025		2024	2023
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.04		$8.99	$10.26
Income from investment operations:
Net investment income (loss)*	(0.05)		(0.20)	(0.10)
Net realized and unrealized gain (loss)	(0.11)		2.39	(0.03)
Total from investment operations	(0.16)		2.19	(0.13)
Less distributions to common shareholders from:
Net investment income	(0.48)		(0.42)	(0.15)
Net realized gains	(0.10)		(0.21)	(0.99)
Return of capital	—		(0.51)	—
Total distributions	(0.58)		(1.14)	(1.14)
Premiums from shares sold in at the market offerings	0.02		—	—
Net asset value, end of period	$9.32		$10.04	$8.99
Market value, end of period	$10.05		$11.43	$9.99
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:(b)
Net asset value	(2.04%)		24.26%	(2.27%)
Market value	(7.12%)		27.31%	3.27%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses(c)	4.20	%(d)	4.52%	4.40%
Net investment income (loss)	(1.03	%)(d)	(2.00%)	(1.03%)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of period (000)	$723,070		$759,206	$672,782
Portfolio turnover rate	33%		50%	39%
Average commission rate paid	$0.0173		$0.0186	$0.0188
Mandatory Redeemable Preferred Shares, at redemption value ($25 per share liquidation preference) (000's omitted)	$132,750		$132,750	$133,000
Notes Payable (000's omitted)	$291,650		$314,650	$314,400
Asset coverage per $1,000 of loan outstanding(e)	$3,934		$3,835	$3,563
Asset coverage per $25 liquidation value per share of Mandatory Redeemable Preferred Shares(f)	$216		$227	$211

*  Net investment income (loss) calculated based on average shares method.

(a)  Amount is less than $0.005 per common share.

(b)  Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of the period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return is not annualized for periods less than one year. Brokerage commissions are not reflected. NAV per share is determined by dividing the value of the Fund's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the Fund at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions.

(c)  Ratio of net expenses, excluding interest expense on Notes Payable and interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares, to average net assets was 1.36%, 1.37%, 1.38%, 1.34%, 1.23%, 1.26%, 1.29%, 1.28%, 1.24%, 1.24%, and 1.50%, respectively.

(d)  Annualized.

(e)  Calculated by subtracting the Fund's total liabilities (not including Notes payable and Mandatory Redeemable Preferred Shares) from the Fund's total assets and dividing this by the amount of Notes payable outstanding, and by multiplying the result by 1,000.

(f)  Calculated by subtracting the Fund's total liabilities (not including Notes payable and Mandatory Redeemable Preferred Shares) from the Fund's total assets and dividing this by the amount of Mandatory Redeemable Preferred Shares outstanding, and by multiplying the result by 25.

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Convertible Opportunities and Income Fund Financial Highlights

	YEAR ENDED OCTOBER 31,
	2022	2021	2020	2019	2018	2017	2016	2015
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$15.49	$12.54	$10.64	$10.46	$11.35	$10.73	$11.68	$13.45
Income from investment operations:
Net investment income (loss)*	0.01	(0.26)	0.49	0.50	0.57	0.57	0.60	0.62
Net realized and unrealized gain (loss)	(4.11)	4.31	2.37	0.64	(0.33)	1.19	(0.41)	(1.25)
Total from investment operations	(4.10)	4.05	2.86	1.14	0.24	1.76	0.19	(0.63)
Less distributions to common shareholders from:
Net investment income	(0.27)	(0.31)	(0.44)	(0.48)	(1.13)	(0.67)	(0.59)	(0.81)
Net realized gains	(0.87)	(0.79)	(0.52)	(0.31)	—	(0.08)	—	(0.02)
Return of capital	—	—	—	(0.17)	—	(0.39)	(0.55)	(0.31)
Total distributions	(1.14)	(1.10)	(0.96)	(0.96)	(1.13)	(1.14)	(1.14)	(1.14)
Premiums from shares sold in at the market offerings	0.01	— (a)	—	—	0.00 (a)	0.00 (a)	—	0.00 (a)
Net asset value, end of period	$10.26	$15.49	$12.54	$10.64	$10.46	$11.35	$10.73	$11.68
Market value, end of period	$10.78	$15.81	$10.89	$10.67	$9.91	$11.59	$9.89	$10.41
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:(b)
Net asset value	(27.32%)	33.21%	29.38%	11.75%	1.81%	17.48%	3.19%	(4.69%)
Market value	(25.10%)	56.56%	12.04%	18.29%	(5.54%)	30.15%	6.72%	(16.54%)
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses(c)	2.44%	1.83%	2.20%	2.88%	2.52%	1.88%	1.74%	1.84%
Net investment income (loss)	0.08%	(1.76%)	4.36%	4.77%	5.11%	5.17%	5.61%	4.90%
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of period (000)	$759,716	$1,111,526	$889,577	$754,310	$741,306	$797,968	$750,773	$817,491
Portfolio turnover rate	39%	46%	76%	51%	58%	90%	34%	36%
Average commission rate paid	$0.0215	$0.0215	$0.0213	$0.0188	$0.0270	$0.0282	$0.0220	$0.0303
Mandatory Redeemable Preferred Shares, at redemption value ($25 per share liquidation preference) (000's omitted)	$133,000	$133,000	$100,000	$100,000	$100,000	$100,000	$—	$—
Notes Payable (000's omitted)	$339,400	$399,400	$288,400	$277,400	$288,000	$275,000	$306,000	$353,000
Asset coverage per $1,000 of loan outstanding(e)	$3,630	$4,116	$4,431	$4,080	$3,921	$4,265	$3,454	$3,316
Asset coverage per $25 liquidation value per share of Mandatory Redeemable Preferred Shares(f)	$232	$309	$319	$283	$282	$293	$—	$—
www.calamos.com

Calamos Convertible and High Income Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	(UNAUDITED) SIX MONTHS ENDED APRIL 30,		YEAR ENDED OCTOBER 31,
	2025		2024	2023
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$10.63		$9.49	$10.81
Income from investment operations:
Net investment income (loss)*	(0.06)		(0.22)	(0.12)
Net realized and unrealized gain (loss)	(0.13)		2.56	0.00
Total from investment operations	(0.19)		2.34	(0.12)
Less distributions to common shareholders from:
Net investment income	(0.50)		(0.44)	(0.15)
Net realized gains	(0.10)		(0.19)	(1.05)
Return of capital	—		(0.57)	—
Total distributions	(0.60)		(1.20)	(1.20)
Capital charge resulting from issuance of common and preferred shares and related offering costs	—		—	—
Premiums from shares sold in at the market offerings	0.01		—	—
Net asset value, end of period	$9.85		$10.63	$9.49
Market value, end of period	$10.12		$11.79	$10.87
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:(b)
Net asset value	(2.07%)		24.82%	(1.99%)
Market value	(9.19%)		20.87%	10.32%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses(c)	4.22	%(d)	4.54%	4.41%
Net investment income (loss)	(1.11	%)(d)	(2.05%)	(1.11%)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of period (000)	$779,402		$819,582	$724,821
Portfolio turnover rate	33%		50%	40%
Average commission rate paid	$0.0173		$0.0186	$0.0188
Mandatory Redeemable Preferred Shares, at redemption value ($25 per share liquidation preference) (000's omitted)	$144,500		$144,500	$145,000
Notes Payable (000's omitted)	$313,900		$340,900	$340,400
Asset coverage per $1,000 of loan outstanding(e)	$3,943		$3,828	$3,556
Asset coverage per $25 liquidation value per share of Mandatory Redeemable Preferred Shares(f)	$214		$226	$209

*  Net investment income (loss) calculated based on average shares method.

(a)  Amount is less than $0.005 per common share.

(b)  Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of the period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return is not annualized for periods less than one year. Brokerage commissions are not reflected. NAV per share is determined by dividing the value of the Fund's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the Fund at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions.

(c)  Ratio of net expenses, excluding interest expense on Notes Payable and interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares, to average net assets was 1.36%, 1.37%, 1.38%, 1.34%, 1.23%, 1.27%, 1.30%, 1.28%, 1.24%, 1.25%, and 1.21%, respectively.

(d)  Annualized.

(e)  Calculated by subtracting the Fund's total liabilities (not including Notes payable and Mandatory Redeemable Preferred Shares) from the Fund's total assets and dividing this by the amount of Notes payable outstanding, and by multiplying the result by 1,000.

(f)  Calculated by subtracting the Fund's total liabilities (not including Notes payable and Mandatory Redeemable Preferred Shares) from the Fund's total assets and dividing this by the amount of Mandatory Redeemable Preferred Shares outstanding, and by multiplying the result by 25.

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Convertible and High Income Fund Financial Highlights

	YEAR ENDED OCTOBER 31,
	2022	2021	2020	2019	2018	2017	2016	2015
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$16.38	$13.22	$11.18	$11.02	$11.96	$11.33	$12.39	$14.24
Income from investment operations:
Net investment income (loss)*	0.00	(0.30)	0.53	0.54	0.60	0.61	0.65	0.73
Net realized and unrealized gain (loss)	(4.38)	4.61	2.53	0.64	(0.35)	1.22	(0.51)	(1.38)
Total from investment operations	(4.38)	4.31	3.06	1.18	0.25	1.83	0.14	(0.65)
Less distributions to common shareholders from:
Net investment income	(0.27)	(0.29)	(0.46)	(0.51)	(1.19)	(0.70)	(0.69)	(0.98)
Net realized gains	(0.93)	(0.86)	(0.56)	(0.34)	—	—	—	—
Return of capital	—	—	—	(0.17)	—	(0.50)	(0.51)	(0.22)
Total distributions	(1.20)	(1.15)	(1.02)	(1.02)	(1.19)	(1.20)	(1.20)	(1.20)
Capital charge resulting from issuance of common and preferred shares and related offering costs	—	—	—	—	0.00 (a)	—	0.00 (a)	—
Premiums from shares sold in at the market offerings	0.01	0.00 (a)	—	—	0.00 (a)	—	—	—
Net asset value, end of period	$10.81	$16.38	$13.22	$11.18	$11.02	$11.96	$11.33	$12.39
Market value, end of period	$11.00	$16.61	$11.50	$11.10	$10.86	$11.96	$10.47	$11.61
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:(b)
Net asset value	(27.50%)	33.56%	29.87%	11.46%	1.75%	17.28%	2.55%	(4.65%)
Market value	(27.25%)	55.69%	13.79%	12.29%	0.28%	26.91%	1.13%	(12.08%)
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses(c)	2.45%	1.84%	2.22%	2.91%	2.54%	1.89%	1.78%	1.57%
Net investment income (loss)	(0.02%)	(1.88%)	4.45%	4.85%	5.13%	5.25%	5.73%	5.38%
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of period (000)	$817,828	$1,207,158	$968,077	$818,412	$806,342	$868,817	$822,183	$898,695
Portfolio turnover rate	36%	44%	76%	47%	58%	89%	34%	37%
Average commission rate paid	$0.0205	$0.0216	$0.0225	$0.0187	$0.0260	$0.0282	$0.0221	$0.0286
Mandatory Redeemable Preferred Shares, at redemption value ($25 per share liquidation preference) (000's omitted)	$145,000	$145,000	$110,000	$110,000	$110,000	$110,000	$—	$—
Notes Payable (000's omitted)	$365,400	$435,400	$318,400	$303,900	$315,500	$302,500	$337,000	$398,000
Asset coverage per $1,000 of loan outstanding(e)	$3,635	$4,106	$4,386	$4,055	$3,904	$4,236	$3,440	$3,258
Asset coverage per $25 liquidation value per share of Mandatory Redeemable Preferred Shares(f)	$229	$308	$317	$280	$280	$291	$—	$—

www.calamos.com

Calamos Strategic Total Return Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	(UNAUDITED) SIX MONTHS ENDED APRIL 30,		YEAR ENDED OCTOBER 31,
	2025		2024	2023	2022	2021	2020
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$17.55		$13.41	$13.57	$18.62	$13.30	$12.93
Income from investment operations:
Net investment income (loss)*	(0.08)		(0.15)	(0.09)	0.05	0.10	0.21
Net realized and unrealized gain (loss)	(0.44)		5.52	1.16	(3.87)	6.42	1.24
Total from investment operations	(0.52)		5.37	1.07	(3.82)	6.52	1.45
Less distributions to common shareholders from:
Net investment income	(0.42)		(1.05)	(0.63)	(0.26)	(0.29)	(0.54)
Net realized gains	(0.20)		(0.18)	(0.60)	(0.97)	(0.91)	(0.54)
Total distributions	(0.62)		(1.23)	(1.23)	(1.23)	(1.20)	(1.08)
Premiums from shares sold in at the market offerings	—		—	0.0007 (a)	0.0010 (a)	0.0026 (a)	—
Net asset value, end of period	$16.41		$17.55	$13.41	$13.57	$18.62	$13.30
Market value, end of period	$16.05		$17.32	$12.83	$13.76	$18.98	$12.80
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:(b)
Net asset value	(3.13%)		41.22%	7.89%	(21.11%)	50.32%	12.33%
Market value	(3.99%)		45.67%	1.80%	(21.52%)	59.21%	7.36%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses(c)	3.76	%(d)	3.90%	4.09%	2.50%	2.03%	2.45%
Net investment income (loss)	(0.89	%)(d)	(0.90%)	(0.62%)	0.31%	0.60%	1.64%
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of period (000)	$2,632,154		$2,815,285	$2,150,003	$2,156,658	$2,928,463	$2,061,019
Portfolio turnover rate	15%		37%	29%	24%	27%	36%
Average commission rate paid	$0.0242		$0.0221	$0.0194	$0.0189	$0.0206	$0.0212
Mandatory Redeemable Preferred Shares, at redemption value ($25 per share liquidation preference) (000's omitted)	$323,000		$323,000	$323,500	$323,500	$304,000	$242,000
Notes Payable (000's omitted)	$1,000,000		$941,000	$800,500	$800,500	$880,000	$703,000
Asset coverage per $1,000 of loan outstanding(e)	$3,955		$4,335	$4,090	$4,098	$4,673	$4,276
Asset coverage per $25 liquidation value per share of Mandatory Redeemable Preferred Shares(f)	$306		$316	$253	$254	$338	$311

*  Net investment income (loss) calculated based on average shares method.

(a)  Amount is less than $0.005 per common share.

(b)  Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of the period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return is not annualized for periods less than one year. Brokerage commissions are not reflected. NAV per share is determined by dividing the value of the Fund's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the Fund at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions.

(c)  Ratio of net expenses, excluding interest expense on Notes Payable and interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares, to average net assets was 1.52%, 1.51%, 1.57%, 1.53%, 1.44% and 1.54%, respectively.

(d)  Annualized.

(e)  Calculated by subtracting the Fund's total liabilities (not including Notes payable and Mandatory Redeemable Preferred Shares) from the Fund's total assets and dividing this by the amount of Notes payable outstanding, and by multiplying the result by 1,000.

(f)  Calculated by subtracting the Fund's total liabilities (not including Notes payable and Mandatory Redeemable Preferred Shares) from the Fund's total assets and dividing this by the amount of Mandatory Redeemable Preferred Shares outstanding, and by multiplying the result by 25.

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Dynamic Convertible and Income Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	(UNAUDITED) SIX MONTHS ENDED APRIL 30,		YEAR ENDED OCTOBER 31,
	2025		2024	2023	2022	2021	2020
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$19.24		$17.24	$20.19	$31.73	$25.00	$19.93
Income from investment operations:
Net investment income (loss)*	(0.34)		(0.89)	(0.63)	(0.43)	(1.21)	0.70
Net realized and unrealized gain (loss)	(0.16)		5.23	0.01	(8.81)	10.20	6.37
Total from investment operations	(0.50)		4.34	(0.62)	(9.24)	8.99	7.07
Less distributions to common shareholders from:
Net investment income	(0.98)		(0.67)	(0.03)	(0.24)	(0.25)	(0.70)
Net realized gains	(0.20)		(0.89)	(2.31)	(2.10)	(2.01)	(1.30)
Return of capital	—		(0.78)	—	—	—	—
Total distributions	(1.18)		(2.34)	(2.34)	(2.34)	(2.26)	(2.00)
Premiums from shares sold in at the market offerings	—		—	0.0078 (a)	0.0384	0.0078	—
Net asset value, end of period	$17.56		$19.24	$17.24	$20.19	$31.73	$25.00
Market value, end of period	$21.50		$24.01	$17.07	$21.89	$32.62	$22.35
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:(b)
Net asset value	(3.74%)		24.63%	(4.26%)	(29.91%)	36.76%	38.59%
Market value	(5.55%)		57.16%	(12.56%)	(26.08%)	57.27%	19.58%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses(c)	4.52	%(d)	4.80%	4.63%	2.75%	2.10%	2.50%
Net investment income (loss)	(3.59	%)(d)	(4.68%)	(3.19%)	(1.73%)	(3.97%)	3.22%
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of period (000)	$474,975		$516,997	$459,365	$526,613	$788,554	$612,024
Portfolio turnover rate	37%		53%	44%	42%	48%	85%
Average commission rate paid	$0.0182		$0.0184	$0.0185	$0.0563	$0.0217	$0.0243
Mandatory Redeemable Preferred Shares, at redemption value ($25 per share liquidation preference) (000's omitted)	$91,750		$91,750	$92,000	$92,000	$92,000	$64,000
Notes Payable (000's omitted)	$185,250		$210,250	$210,000	$230,000	$270,000	$204,600
Asset coverage per $1,000 of loan outstanding(e)	$4,059		$3,895	$3,626	$3,690	$4,261	$4,304
Asset coverage per $25 liquidation value per share of Mandatory Redeemable Preferred Shares(f)	$205		$223	$207	$231	$313	$344

*  Net investment income (loss) calculated based on average shares method.

(a)  Amount is less than $0.01.

(b)  Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of the period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return is not annualized for periods less than one year. Brokerage commissions are not reflected. NAV per share is determined by dividing the value of the Fund's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the Fund at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions.

(c)  Ratio of net expenses, excluding interest expense on Notes Payable and interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares, to average net assets was 1.68%, 1.69%, 1.70%, 1.65%, 1.51%, and 1.56%, respectively.

(d)  Annualized.

(e)  Calculated by subtracting the Fund's total liabilities (not including Notes payable and Mandatory Redeemable Preferred Shares) from the Fund's total assets and dividing this by the amount of Notes payable outstanding, and by multiplying the result by 1,000.

(f)  Calculated by subtracting the Fund's total liabilities (not including Notes payable and Mandatory Redeemable Preferred Shares) from the Fund's total assets and dividing this by the amount of Mandatory Redeemable Preferred Shares outstanding, and by multiplying the result by 25.

www.calamos.com

Calamos Global Dynamic Income Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	(UNAUDITED) SIX MONTHS ENDED APRIL 30,		YEAR ENDED OCTOBER 31,
	2025		2024	2023	2022	2021	2020
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$7.72		$5.99	$6.12	$10.14	$8.03	$7.90
Income from investment operations:
Net investment income (loss)*	(0.01)		(0.06)	(0.08)	(0.07)	0.03	0.15
Net realized and unrealized gain (loss)	(0.24)		2.39	0.55	(3.15)	2.92	0.82
Total from investment operations	(0.25)		2.33	0.47	(3.22)	2.95	0.97
Less distributions to common shareholders from:
Net investment income	—		(0.15)	(0.10)	(0.01)	(0.15)	(0.32)
Net realized gains	(0.30)		(0.45)	(0.20)	(0.09)	(0.69)	(0.52)
Return of capital	—		—	(0.30)	(0.72)	—	—
Total distributions	(0.30)		(0.60)	(0.60)	(0.82)	(0.84)	(0.84)
Premiums from shares sold in at the market offerings	—		—	—	0.0191	0.0026	—
Net asset value, end of period	$7.17		$7.72	$5.99	$6.12	$10.14	$8.03
Market value, end of period	$6.44		$6.90	$5.22	$5.64	$10.39	$7.80
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:(a)
Net asset value	(2.75%)		41.34%	8.29%	(32.89%)	37.46%	14.00%
Market value	(2.40%)		44.97%	2.40%	(39.64%)	45.01%	7.60%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses(b)	4.22	%(c)	4.21%	3.68%	2.73%	2.27%	2.70%
Net investment income (loss)	(0.40	%)(c)	(0.82%)	(1.19%)	(0.85%)	0.26%	1.91%
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of period (000)	$458,148		$493,333	$382,865	$391,101	$609,038	$476,533
Portfolio turnover rate	62%		149%	114%	134%	117%	128%
Average commission rate paid	$0.0117		$0.0065	$0.0036	$0.0117	$0.0173	$0.0210
Mandatory Redeemable Preferred Shares, at redemption value ($25 per share liquidation preference) (000's omitted)	$48,500		$48,500	$70,000	$70,000	$70,000	$65,000
Notes Payable (000's omitted)	$136,050		$211,550	$130,550	$109,550	$206,500	$153,250
Asset coverage per $1,000 of loan outstanding(d)	$4,724		$3,561	$4,469	$5,209	$4,288	$4,534
Asset coverage per $25 liquidation value per share of Mandatory Redeemable Preferred Shares(e)	$331		$388	$208	$204	$316	$267

*  Net investment income (loss) calculated based on average shares method.

(a)  Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of the period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return is not annualized for periods less than one year. Brokerage commissions are not reflected. NAV per share is determined by dividing the value of the Fund's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the Fund at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions.

(b)  Ratio of net expenses, excluding interest expense on Notes Payable and interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares, to average net assets was 1.69%, 1.63%, 1.58%, 1.66%, 1.55% and 1.61%, respectively.

(c)  Annualized.

(d)  Calculated by subtracting the Fund's total liabilities (not including Notes payable and Mandatory Redeemable Preferred Shares) from the Fund's total assets and dividing this by the amount of Notes payable outstanding, and by multiplying the result by 1,000.

(e)  Calculated by subtracting the Fund's total liabilities (not including Notes payable and Mandatory Redeemable Preferred Shares) from the Fund's total assets and dividing this by the amount of Mandatory Redeemable Preferred Shares outstanding, and by multiplying the result by 25.

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Global Total Return Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	(UNAUDITED) SIX MONTHS ENDED APRIL 30,		YEAR ENDED OCTOBER 31,
	2025		2024	2023	2022	2021	2020
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$11.80		$9.12	$9.59	$15.82	$11.99	$11.60
Income from investment operations:
Net investment income (loss)*	(0.04)		(0.14)	(0.17)	(0.12)	(0.06)	0.17
Net realized and unrealized gain (loss)	(0.39)		3.78	0.66	(4.96)	5.05	1.40
Total from investment operations	(0.43)		3.64	0.49	(5.08)	4.99	1.57
Less distributions to common shareholders from:
Net investment income	—		(0.24)	(0.17)	(0.08)	(0.24)	(0.31)
Net realized gains	(0.48)		(0.72)	(0.50)	(0.26)	(0.96)	(0.89)
Return of capital	—		—	(0.29)	(0.84)	—	—
Total distributions	(0.48)		(0.96)	(0.96)	(1.18)	(1.20)	(1.20)
Premiums from shares sold in at the market offerings	—		—	—	0.0279	0.0362	0.0176
Net asset value, end of period	$10.89		$11.80	$9.12	$9.59	$15.82	$11.99
Market value, end of period	$10.44		$11.66	$8.15	$9.12	$15.86	$11.63
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:(a)
Net asset value	(3.47%)		41.86%	5.26%	(33.22%)	42.86%	15.08%
Market value	(6.52%)		56.82%	(0.98%)	(36.65%)	47.65%	6.83%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses(b)	4.39	%(c)	4.33%	3.86%	2.86%	2.30%	2.75%
Net investment income (loss)	(0.63	%)(c)	(1.24%)	(1.73%)	(0.93%)	(0.37%)	1.50%
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of period (000)	$107,045		$115,917	$89,579	$94,186	$148,697	$106,882
Portfolio turnover rate	65%		143%	120%	118%	120%	153%
Average commission rate paid	$0.0112		$0.0065	$0.0038	$0.0123	$0.0179	$0.0214
Mandatory Redeemable Preferred Shares, at redemption value ($25 per share liquidation preference) (000's omitted)	$13,000		$13,000	$17,000	$17,000	$17,000	$12,000
Notes Payable (000's omitted)	$34,600		$48,800	$30,100	$26,000	$50,500	$37,000
Asset coverage per $1,000 of loan outstanding(d)	$4,470		$3,642	$4,541	$5,276	$4,281	$4,213
Asset coverage per $25 liquidation value per share of Mandatory Redeemable Preferred Shares(e)	$297		$342	$201	$202	$318	$325

*  Net investment income (loss) calculated based on average shares method.

(a)  Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of the period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return is not annualized for periods less than one year. Brokerage commissions are not reflected. NAV per share is determined by dividing the value of the Fund's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the Fund at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions.

(b)  Ratio of net expenses, excluding interest expense on Notes payable and interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares, to average net assets was 1.83%, 1.76%, 1.82%,1.83%, 1.69%, and 1.75%, respectively.

(c)  Annualized.

(d)  Calculated by subtracting the Fund's total liabilities (not including Notes payable and Mandatory Redeemable Preferred Shares) from the Fund's total assets and dividing this by the amount of Notes payable outstanding, and by multiplying the result by 1,000.

(e)  Calculated by subtracting the Fund's total liabilities (not including Notes payable and Mandatory Redeemable Preferred Shares) from the Fund's total assets and dividing this by the amount of Mandatory Redeemable Preferred Shares outstanding, and by multiplying the result by 25.

www.calamos.com

Calamos Long/Short Equity and Dynamic Income Trust Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	(UNAUDITED) SIX MONTHS ENDED APRIL 30,		YEAR ENDED OCTOBER 31,					NOVEMBER 29, 2019• THROUGH OCTOBER 31,
	2025		2024	2023		2022	2021	2020
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$17.53		$16.54	$17.66		$21.52	$17.44	$20.00
Income from investment operations:
Net investment income (loss)*	0.17		0.47	0.24		0.18	0.22	0.31
Net realized and unrealized gain (loss)	0.18		2.20	0.32		(2.36)	5.42	(1.84)
Total from investment operations	0.35		2.67	0.56		(2.18)	5.64	(1.53)
Less distributions to common shareholders from:
Net investment income	(0.18)		(0.47)	(0.34)		(0.40)	(0.55)	(0.40)
Net realized gains	(0.85)		(1.21)	(1.34)		(1.28)	(1.01)	(0.63)
Total distributions	(1.03)		(1.68)	(1.68)		(1.68)	(1.56)	(1.03)
Premiums from shares sold in at the market offerings	—		—	—		—	—	—
Net asset value, end of period	$16.85		$17.53	$16.54		$17.66	$21.52	$17.44
Market value, end of period	$15.24		$15.50	$13.73		$15.75	$20.68	$14.13
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:(a)
Net asset value	2.76%		18.31%	4.32	%(b)	(10.05%)	33.57%	(6.72%)
Market value	5.11%		25.94%	(2.85%)		(16.56%)	58.49%	(24.42%)
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses(c)	4.67	%(d)	4.87%	4.52%		3.21%	2.45%	2.12	%(d)
Net investment income (loss)	2.03	%(d)	2.68%	1.34%		0.89%	1.03%	1.82	%(d)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of period (000)	$330,753		$344,210	$324,777		$346,747	$422,483	$342,473
Portfolio turnover rate	177%		249%	210%		222%	213%	155%
Average commission rate paid	$0.0148		$0.0144	$0.0136		$0.0126	$0.0109	$0.0113
Notes Payable (000's omitted)	$120,000		$120,000	$120,000		$120,000	$120,000	$69,200
Asset coverage per $1,000 of loan outstanding(e)	$3,756		$3,868	$3,706		$3,890	$4,521	$5,949

•  Commencement of operations.

*  Net investment income (loss) calculated based on average shares method.

(a)  Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of the period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return is not annualized for periods less than one year. Brokerage commissions are not reflected. NAV per share is determined by dividing the value of the Fund's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the Fund at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions.

(b)  Includes payment by affiliates, which impacted the total return. Excluding such payment the total return would be 3.97% (see Note 2).

(c)  Ratio of net expenses, excluding interest expense on Notes Payable and dividend expense on short positions, to average net assets was 2.02%, 1.99%, 1.98%, 1.92%, 1.75% and 1.62%, respectively.

(d)  Annualized.

(e)  Calculated by subtracting the Fund's total liabilities (not including Notes payable) from the Fund's total assets and dividing this by the amount of Notes payable outstanding, and by multiplying the result by 1,000.

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Convertible Opportunities and Income Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
ASSET BACKED SECURITY (0.1%)
	Other (0.1%)
765,000	SVC ABS, LLC Series 2023-1A, Class C* 6.700%, 02/20/53 (Cost $724,857)	$738,844
CORPORATE BONDS (40.0%)
	Airlines (0.5%)
744,341	Alaska Airlines Pass Through Trust Series 2020-1, Class A*µ 4.800%, 02/15/29	738,833
182,142	Alaska Airlines Pass Through Trust Series 2020-1, Class B* 8.000%, 02/15/27	183,470
895,900	American Airlines Pass Through Trust Series 2021-1, Class B 3.950%, 01/11/32	838,419
786,457	British Airways Pass Through Trust Series 2021-1, Class B* 3.900%, 03/15/33	740,189
931,650	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	944,591
		3,445,502
	Communication Services (3.7%)
570,000	Altice Financing, SA* 5.750%, 08/15/29	419,708
1,160,000	APi Group DE, Inc.* 4.750%, 10/15/29	1,094,646
856,000	Cincinnati Bell Telephone Company, LLC 6.300%, 12/01/28	806,489
475,000	Clear Channel Outdoor Holdings, Inc.* 7.875%, 04/01/30	475,912
425,000	9.000%, 09/15/28	440,827
400,000	Connect Finco SARL / Connect US Finco, LLC* 9.000%, 09/15/29	374,328
1,345,000	Consolidated Communications, Inc.* 6.500%, 10/01/28	1,325,376
1,590,000	CSC Holdings, LLC* 4.500%, 11/15/31	1,083,442
1,550,000	4.625%, 12/01/30	718,782
852,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.* 5.875%, 08/15/27	824,242
1,475,000	Frontier California, Inc. 6.750%, 05/15/27	1,465,029
239,000	Frontier Communications Holdings, LLC* 8.750%, 05/15/30	250,317
1,519,000	Frontier Florida, LLC 6.860%, 02/01/28	1,556,808
PRINCIPAL AMOUNT		VALUE
1,445,000	Frontier North, Inc. 6.730%, 02/15/28	$1,471,313
835,000	Go Daddy Operating Company, LLC / GD Finance Company, Inc.* 3.500%, 03/01/29	780,065
475,000	Gray Media, Inc.* 5.375%, 11/15/31	284,041
955,000	Hughes Satellite Systems Corp.^ 5.250%, 08/01/26	890,719
476,000	iHeartCommunications, Inc.* 10.875%, 05/01/30	200,701
315,950	7.750%, 08/15/30	228,457
615,000	LCPR Senior Secured Financing DAC* 6.750%, 10/15/27	506,336
720,000	Lumen Technologies, Inc. 7.600%, 09/15/39	529,358
712,875	10.000%, 10/15/32*	712,155
478,000	Match Group Holdings II, LLC* 3.625%, 10/01/31	410,353
930,000	Paramount Global 4.900%, 08/15/44	700,030
336,000	Qwest Corp. 7.250%, 09/15/25	335,173
595,000	Rogers Communications, Inc.‡ 7.125%, 04/15/55 5 year CMT + 2.62	592,656
595,000	7.000%, 04/15/55 5 year CMT + 2.65	597,856
477,000	Scripps Escrow II, Inc.* 3.875%, 01/15/29^	367,438
239,000	5.375%, 01/15/31	136,306
330,000	Scripps Escrow, Inc.*^ 5.875%, 07/15/27	261,472
480,000	Sinclair Television Group, Inc.* 8.125%, 02/15/33	475,973
1,189,000	Sirius XM Radio, LLC* 3.875%, 09/01/31^	1,020,638
770,000	5.500%, 07/01/29	750,973
475,000	3.125%, 09/01/26	462,759
874,000	Spanish Broadcasting System, Inc.* 9.750%, 03/01/26	559,535
605,000	Stagwell Global, LLC* 5.625%, 08/15/29	571,804
473,000	Telesat Canada / Telesat, LLC* 4.875%, 06/01/27	259,374
715,000	Time Warner Cable, LLC 6.550%, 05/01/37	706,041
385,000	7.300%, 07/01/38	401,162
378,000	United States Cellular Corp. 6.700%, 12/15/33	409,480
724,000	Univision Communications, Inc.* 8.000%, 08/15/28	704,857
480,000	8.500%, 07/31/31	454,205
		26,617,136

See accompanying Notes to Schedule of Investments

www.calamos.com

Convertible Opportunities and Income Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
	Consumer Discretionary (8.5%)
1,430,000	Adams Homes, Inc.* 9.250%, 10/15/28	$1,437,293
1,255,000	Adient Global Holdings, Ltd.*^ 8.250%, 04/15/31	1,244,069
475,000	7.500%, 02/15/33	450,528
1,500,000	Aptiv Swiss Holdings, Ltd.‡ 6.875%, 12/15/54 5 year CMT + 3.39%	1,404,495
837,000	Ashton Woods USA, LLC / Ashton Woods Finance Company* 4.625%, 08/01/29	777,473
1,208,000	At Home Group, Inc.* 4.875%, 07/15/28	325,761
1,264,000	Bath & Body Works, Inc. 6.694%, 01/15/27^	1,289,027
720,000	6.875%, 11/01/35	724,738
180,000	6.625%, 10/01/30*	183,535
400,000	Benteler International AG* 10.500%, 05/15/28	408,600
604,000	Caesars Entertainment, Inc.* 4.625%, 10/15/29^	559,576
580,000	6.000%, 10/15/32^	547,207
180,000	7.000%, 02/15/30	184,529
481,000	Carnival Corp.* 4.000%, 08/01/28µ	459,610
356,000	7.625%, 03/01/26	356,502
60,000	7.000%, 08/15/29µ	62,661
237,492	Carvana Company* 9.000%, 06/01/31	267,981
186,131	9.000%, 06/01/30	197,411
105,685	9.000%, 12/01/28	108,693
2,090,000	CCO Holdings, LLC / CCO Holdings Capital Corp.* 4.750%, 03/01/30	1,976,764
1,905,000	5.125%, 05/01/27	1,879,606
1,685,000	4.500%, 08/15/30	1,566,949
1,100,000	6.375%, 09/01/29^	1,111,198
951,000	4.250%, 02/01/31	860,560
565,000	5.000%, 02/01/28	551,751
478,000	4.750%, 02/01/32	433,752
478,000	Churchill Downs, Inc.* 6.750%, 05/01/31^	483,473
478,000	5.750%, 04/01/30	468,005
790,000	Dana, Inc.^ 4.250%, 09/01/30	728,672
723,000	4.500%, 02/15/32	650,266
470,000	DISH DBS Corp. 5.125%, 06/01/29	294,385
356,000	7.375%, 07/01/28	241,055
946,000	DISH Network Corp.* 11.750%, 11/15/27	994,681
1,365,000	Empire Resorts, Inc.* 7.750%, 11/01/26	1,301,760
1,058,000	Everi Holdings, Inc.* 5.000%, 07/15/29	1,063,480
PRINCIPAL AMOUNT		VALUE
1,000,000	Ford Motor Company^ 6.100%, 08/19/32	$959,800
1,525,000	Ford Motor Credit Company, LLC 4.000%, 11/13/30	1,358,150
1,245,000	7.200%, 06/10/30	1,283,769
1,150,000	5.113%, 05/03/29	1,102,976
800,000	2.900%, 02/16/28	733,048
359,000	Gap, Inc.*^ 3.875%, 10/01/31	311,113
490,000	General Motors Company 5.200%, 04/01/45	403,211
1,700,000	goeasy, Ltd.* 9.250%, 12/01/28	1,781,736
859,000	7.625%, 07/01/29	866,697
1,435,000	Goodyear Tire & Rubber Company^ 5.625%, 04/30/33	1,327,562
515,000	5.250%, 07/15/31	481,587
600,000	Group 1 Automotive, Inc.* 6.375%, 01/15/30	607,968
407,000	4.000%, 08/15/28	387,187
214,590	JetBlue Pass Through Trust Series 2019-2, Class B 8.000%, 11/15/27	214,601
1,322,000	Kohl's Corp. 5.550%, 07/17/45	629,576
955,000	LCM Investments Holdings II, LLC* 8.250%, 08/01/31	1,000,811
965,000	Liberty Interactive, LLC 8.250%, 02/01/30	361,325
950,000	Life Time, Inc.* 6.000%, 11/15/31	948,869
480,000	Light & Wonder International, Inc.* 7.500%, 09/01/31	493,550
360,000	Lindblad Expeditions Holdings, Inc.* 9.000%, 05/15/28	370,501
616,000	Lindblad Expeditions, LLC* 6.750%, 02/15/27	614,614
635,000	M/I Homes, Inc. 3.950%, 02/15/30	577,037
1,121,000	Macy's Retail Holdings, LLC 6.700%, 07/15/34*	941,281
730,000	4.300%, 02/15/43	438,496
1,860,000	MGM Resorts International^ 6.500%, 04/15/32	1,835,057
1,219,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.* 4.875%, 05/01/29	1,155,015
945,000	Newell Brands, Inc. 6.875%, 04/01/36^	823,757
475,000	6.625%, 05/15/32^	426,588
360,000	5.700%, 04/01/26	355,734
500,000	Nordstrom, Inc. 5.000%, 01/15/44	351,000

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Convertible Opportunities and Income Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
849,000	Patrick Industries, Inc.* 4.750%, 05/01/29	$809,343
475,000	6.375%, 11/01/32	462,223
1,105,000	PENN Entertainment, Inc.*^ 4.125%, 07/01/29	970,952
1,340,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.* 5.625%, 09/01/29	786,232
470,000	QVC, Inc. 5.450%, 08/15/34	231,127
480,000	Raising Cane's Restaurants, LLC* 9.375%, 05/01/29	510,077
73,276	Rite Aid Cmsr Note 12.000%, 12/31/25	84,267
1,591,000	Rite Aid Corp. 0.000%, 11/15/26*@!!	2
311,198	15.000%, 08/30/31	77,800
289,250	0.000%, 10/18/25*@	—
226,639	15.000%, 08/30/31&	16,998
104,539	11.317%, 08/30/31* 3 mo. SOFR + 7.00%	73,177
98,500	Rite Aid Note Holder Trust Bond 0.000%, 08/30/34	—
950,000	Rivers Enterprise Borrower, LLC / Rivers Enterprise Finance Corp.* 6.625%, 02/01/33	939,636
119,000	Royal Caribbean Cruises, Ltd.* 6.250%, 03/15/32	120,898
119,000	5.625%, 09/30/31	118,229
875,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed* 4.625%, 03/01/29	814,214
1,445,000	Six Flags Entertainment Corp.* 7.250%, 05/15/31	1,466,646
750,000	Six Flags Entertainment Corp. / Canada's Wonderland Company / Magnum Management Corp. 5.250%, 07/15/29	716,123
610,000	Sonic Automotive, Inc.* 4.625%, 11/15/29	572,619
698,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	671,651
1,005,000	Station Casinos, LLC* 4.500%, 02/15/28	971,332
950,000	STL Holding Company, LLC* 8.750%, 02/15/29	968,857
240,000	Viking Cruises, Ltd.* 9.125%, 07/15/31	256,874
950,000	ZF North America Capital, Inc.* 7.125%, 04/14/30	877,610
		61,255,549
PRINCIPAL AMOUNT		VALUE
	Consumer Staples (1.8%)
475,000	Brink's Company* 6.750%, 06/15/32	$486,889
470,000	6.500%, 06/15/29	479,795
1,099,000	Central Garden & Pet Company* 4.125%, 04/30/31	990,617
1,092,000	Edgewell Personal Care Company* 4.125%, 04/01/29	1,022,964
1,331,000	Energizer Holdings, Inc.* 4.375%, 03/31/29	1,243,633
240,000	6.500%, 12/31/27	241,459
269,000	JBS USA Holding Lux Sarl/ JBS USA Food Company/ JBS Lux Company Sarl 5.750%, 04/01/33	274,636
154,000	5.500%, 01/15/30µ	156,586
810,794	MPH Acquisition Holdings, LLC* 6.750%, 03/31/31 0.75% PIK rate	544,732
395,909	5.750%, 12/31/30	308,571
344,971	11.500%, 12/31/30 6.50% Cash & 5.00% PIK Rate	322,651
621,000	New Albertsons, LP 7.750%, 06/15/26	637,109
400,000	Opal Bidco, SAS* 6.500%, 03/31/32	400,704
957,000	Performance Food Group, Inc.* 4.250%, 08/01/29	906,509
237,000	6.125%, 09/15/32	238,093
700,000	Pilgrim's Pride Corp. 4.250%, 04/15/31	663,572
950,000	Post Holdings, Inc.* 6.250%, 02/15/32	959,186
712,000	6.375%, 03/01/33	706,240
909,000	Prestige Brands, Inc.* 3.750%, 04/01/31	821,990
710,000	RR Donnelley & Sons Company* 9.500%, 08/01/29	678,348
815,000	United Natural Foods, Inc.* 6.750%, 10/15/28	800,974
473,000	Walgreens Boots Alliance, Inc. 4.650%, 06/01/46	429,555
		13,314,813
	Energy (5.3%)
950,000	Ascent Resources Utica Holdings, LLC / ARU Finance Corp.* 6.625%, 10/15/32	940,775
710,000	Buckeye Partners, LP 6.750%, 02/01/30*	722,752
500,000	5.850%, 11/15/43	420,375
356,000	6.875%, 07/01/29*	362,988
1,178,000	Civitas Resources, Inc.* 8.750%, 07/01/31	1,119,948
720,000	Continental Resources, Inc. 4.900%, 06/01/44	556,121

See accompanying Notes to Schedule of Investments

www.calamos.com

Convertible Opportunities and Income Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
742,000	DT Midstream, Inc.* 4.125%, 06/15/29	$696,953
724,000	Enbridge, Inc.‡ 7.375%, 03/15/55 5 year CMT + 3.12%	731,638
485,000	7.200%, 06/27/54 5 year CMT + 2.97%	484,374
1,190,000	Encino Acquisition Partners Holdings, LLC* 8.750%, 05/01/31	1,214,883
915,000	Energy Transfer, LP‡ 7.555%, 11/01/66^ 3 mo. SOFR + 3.28%	887,458
700,000	6.500%, 11/15/26 5 year CMT + 5.69%	697,081
475,000	7.125%, 10/01/54^ 5 year CMT + 2.83%	470,236
1,580,000	EQT Corp.*µ 7.500%, 06/01/27	1,606,576
719,000	Genesis Energy, LP / Genesis Energy Finance Corp. 8.875%, 04/15/30	734,840
475,000	8.000%, 05/15/33	462,389
1,325,000	Gulfport Energy Operating Corp.* 6.750%, 09/01/29	1,309,338
950,000	Howard Midstream Energy Partners, LLC* 7.375%, 07/15/32	973,189
950,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.875%, 12/01/32	922,146
960,000	Matador Resources Company* 6.500%, 04/15/32	925,594
1,019,000	Nabors Industries, Inc.* 9.125%, 01/31/30	925,293
360,000	Nabors Industries, Ltd.*^ 7.500%, 01/15/28	286,654
715,000	New Fortress Energy, Inc.*^ 6.500%, 09/30/26	587,516
1,006,000	Oceaneering International, Inc. 6.000%, 02/01/28	959,704
600,000	ONEOK, Inc.* 6.500%, 09/01/30	635,940
1,425,000	Parkland Corp.* 6.625%, 08/15/32	1,418,730
903,000	Permian Resources Operating, LLC* 7.000%, 01/15/32	910,468
237,000	6.250%, 02/01/33	232,085
960,000	Plains All American Pipeline, LP‡ 8.695%, 05/31/25 3 mo. SOFR + 4.37%	949,094
960,000	South Bow Canadian Infrastructure Holdings, Ltd.*‡ 7.625%, 03/01/55 5 year CMT + 3.95%	959,347
PRINCIPAL AMOUNT		VALUE
1,306,000	Summit Midstream Holdings, LLC* 8.625%, 10/31/29	$1,287,233
475,000	Sunoco, LP* 6.250%, 07/01/33	474,796
1,340,000	TGNR Intermediate Holdings, LLC* 5.500%, 10/15/29	1,230,897
1,304,800	Transocean, Inc.* 8.750%, 02/15/30	1,276,081
950,000	8.250%, 05/15/29	768,540
240,000	Venture Global Calcasieu Pass, LLC* 4.125%, 08/15/31	216,029
240,000	3.875%, 08/15/29	220,315
2,125,000	Venture Global LNG, Inc.* 9.000%, 09/30/29‡ 5 year CMT + 5.44%	1,826,246
1,195,000	8.375%, 06/01/31	1,152,793
715,000	8.125%, 06/01/28	711,068
499,000	7.000%, 01/15/30	470,622
480,000	9.875%, 02/01/32	488,683
480,000	9.500%, 02/01/29	497,760
914,000	Vital Energy, Inc.*^ 7.875%, 04/15/32	707,573
1,000,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	981,010
1,432,000	Weatherford International, Ltd.* 8.625%, 04/30/30	1,420,902
833,000	Wildfire Intermediate Holdings, LLC* 7.500%, 10/15/29	762,736
		38,597,769
	Financials (7.2%)
1,550,000	Acrisure, LLC / Acrisure Finance, Inc.* 8.250%, 02/01/29	1,588,176
900,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust^‡ 6.950%, 03/10/55 5 year CMT + 2.72%	904,824
950,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer* 7.375%, 10/01/32	960,887
950,000	6.500%, 10/01/31	949,762
1,327,000	Ally Financial, Inc.‡ 4.700%, 05/15/26 5 year CMT + 3.87%	1,222,751
445,000	4.700%, 05/15/28 7 year CMT + 3.48%	380,657
983,000	AmWINS Group, Inc.* 4.875%, 06/30/29	937,517
980,000	AssuredPartners, Inc.* 5.625%, 01/15/29	979,216
950,000	Baldwin Insurance Group Holdings, LLC / Baldwin Insurance Group Holdings Finance* 7.125%, 05/15/31	969,465

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Convertible Opportunities and Income Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
950,000	Blackstone Mortgage Trust, Inc.* 7.750%, 12/01/29	$989,121
1,000,000	Boost Newco Borrower LLC* 7.500%, 01/15/31	1,056,120
475,000	Brandywine Operating Partnership, LP 8.875%, 04/12/29	499,510
713,000	Bread Financial Holdings, Inc.*‡ 8.375%, 06/15/35 5 year CMT + 4.30	668,858
1,676,000	BroadStreet Partners, Inc.* 5.875%, 04/15/29	1,620,558
998,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC* 4.500%, 04/01/27	968,799
1,000,000	Burford Capital Global Financial, LLC* 6.875%, 04/15/30	999,470
935,000	Corebridge Financial, Inc.‡ 6.375%, 09/15/54 5 year CMT + 2.65%	901,228
635,000	Credit Acceptance Corp.* 9.250%, 12/15/28	672,675
422,000	6.625%, 03/15/30	415,835
960,000	Cushman & Wakefield U.S. Borrower, LLC*^ 8.875%, 09/01/31	1,027,814
475,000	Enstar Group, Ltd.*‡ 7.500%, 04/01/45 5 year CMT + 3.19	477,351
1,075,000	GGAM Finance, Ltd.* 8.000%, 02/15/27	1,103,380
475,000	5.875%, 03/15/30	473,114
1,437,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	1,355,105
535,000	HAT Holdings I, LLC / HAT Holdings II, LLC* 8.000%, 06/15/27	550,718
1,430,000	HUB International, Ltd.* 5.625%, 12/01/29	1,402,358
715,000	7.375%, 01/31/32	737,036
718,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp. 4.375%, 02/01/29	598,898
1,515,000	Iron Mountain, Inc.* 5.250%, 03/15/28	1,492,275
1,185,000	Jefferies Finance, LLC / JFIN Co-Issuer Corp.* 5.000%, 08/15/28	1,103,342
945,000	6.625%, 10/15/31	927,565
1,033,000	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.* 4.750%, 06/15/29	990,947
965,000	5.250%, 10/01/25	961,854
594,000	7.000%, 07/15/31	614,148
PRINCIPAL AMOUNT		VALUE
820,000	LD Holdings Group, LLC* 8.750%, 11/01/27	$749,160
736,340	Level 3 Financing, Inc.* 10.000%, 10/15/32	737,172
500,000	3.875%, 10/15/30	395,595
955,000	Macquarie Airfinance Holdings, Ltd.* 8.125%, 03/30/29	1,000,353
1,405,000	MetLife, Inc. 6.400%, 12/15/66	1,391,554
630,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP* 4.500%, 09/30/28	594,374
475,000	Newmark Group, Inc. 7.500%, 01/12/29	497,287
660,000	OneMain Finance Corp. 3.875%, 09/15/28	611,325
475,000	7.500%, 05/15/31^	482,557
905,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer* 7.000%, 02/01/30	905,471
1,190,000	Provident Funding Associates, LP / PFG Finance Corp.* 9.750%, 09/15/29	1,224,153
950,000	RHP Hotel Properties, LP / RHP Finance Corp.* 6.500%, 04/01/32	948,632
928,000	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.* 3.875%, 03/01/31	840,555
445,000	3.625%, 03/01/29	415,096
705,000	Saks Global Enterprises, LLC* 11.000%, 12/15/29	427,984
725,000	Service Properties Trust 8.375%, 06/15/29	707,477
950,000	Starwood Property Trust, Inc.* 6.000%, 04/15/30	942,324
475,000	6.500%, 07/01/30	479,232
1,190,000	StoneX Group, Inc.* 7.875%, 03/01/31	1,241,075
950,000	TrueNoord Capital DAC* 8.750%, 03/01/30	971,508
1,123,000	United Wholesale Mortgage, LLC* 5.500%, 04/15/29	1,090,051
480,000	5.750%, 06/15/27	474,240
572,000	Uniti Group, LP / Uniti Group Finance 2019, Inc. / CSL Capital, LLC* 10.500%, 02/15/28	607,801
465,000	6.500%, 02/15/29	425,652
475,000	VFH Parent, LLC / Valor Co-Issuer, Inc.* 7.500%, 06/15/31	488,443
1,100,000	VZ Secured Financing, BV* 5.000%, 01/15/32	960,443
950,000	XHR, LP* 6.625%, 05/15/30	937,736
		52,048,584

See accompanying Notes to Schedule of Investments

www.calamos.com

Convertible Opportunities and Income Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
	Health Care (2.5%)
475,000	Acadia Healthcare Company, Inc.* 7.375%, 03/15/33	$476,378
1,917,000	CHS/Community Health Systems, Inc.* 6.125%, 04/01/30	1,305,055
713,000	10.875%, 01/15/32	736,992
538,000	6.875%, 04/15/29^	394,564
120,000	5.250%, 05/15/30	102,547
1,139,000	DaVita, Inc.* 3.750%, 02/15/31	1,001,899
1,061,000	4.625%, 06/01/30	987,505
925,000	6.875%, 09/01/32^	935,212
717,000	Embecta Corp.* 5.000%, 02/15/30	645,967
240,000	6.750%, 02/15/30	232,980
470,000	Encompass Health Corp. 4.750%, 02/01/30	457,982
470,000	4.500%, 02/01/28^	463,382
1,010,000	HCA, Inc.^ 7.500%, 11/06/33	1,140,219
300,000	Jazz Securities DAC* 4.375%, 01/15/29	285,105
1,215,000	Medline Borrower, LP* 3.875%, 04/01/29	1,134,421
1,208,000	5.250%, 10/01/29	1,148,772
120,000	Medline Borrower, LP / Medline Co-Issuer, Inc.* 6.250%, 04/01/29	121,118
1,760,000	Organon & Company / Organon Foreign Debt Co-Issuer, BV* 5.125%, 04/30/31^	1,478,030
450,000	4.125%, 04/30/28	424,890
2,250,000	Tenet Healthcare Corp. 6.250%, 02/01/27	2,250,653
1,315,000	6.875%, 11/15/31	1,351,386
1,215,000	Teva Pharmaceutical Finance Netherlands III, BV^ 5.125%, 05/09/29	1,182,572
		18,257,629
	Industrials (4.6%)
950,000	Aar Escrow Issuer, LLC* 6.750%, 03/15/29	973,237
1,100,000	ACCO Brands Corp.* 4.250%, 03/15/29	956,659
965,000	Air Lease Corp.‡ 4.125%, 12/15/26 5 year CMT + 3.15%	888,321
1,600,000	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC* 4.625%, 01/15/27	1,584,480
720,000	5.875%, 02/15/28	721,346
538,000	Arcosa, Inc.* 4.375%, 04/15/29	505,316
475,000	6.875%, 08/15/32	484,248
PRINCIPAL AMOUNT		VALUE
2,538,812	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	$66,745
480,000	Bombardier, Inc.* 8.750%, 11/15/30	515,314
355,000	7.000%, 06/01/32^	359,427
300,000	7.250%, 07/01/31^	307,902
188,000	7.875%, 04/15/27	188,530
956,000	BWX Technologies, Inc.* 4.125%, 04/15/29	908,879
1,000,000	Cascades, Inc. / Cascades USA, Inc.* 5.375%, 01/15/28	976,010
239,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*µ 4.750%, 10/20/28	237,181
1,265,000	Deluxe Corp.* 8.000%, 06/01/29	1,166,482
235,000	8.125%, 09/15/29	235,416
908,000	EMRLD Borrower, LP / Emerald Co-Issuer, Inc.* 6.625%, 12/15/30	922,610
500,000	EnerSys* 6.625%, 01/15/32	511,085
475,000	4.375%, 12/15/27	460,950
359,000	EquipmentShare.com, Inc.* 8.000%, 03/15/33^	354,710
355,000	8.625%, 05/15/32	361,976
580,000	Graham Packaging Company, Inc.* 7.125%, 08/15/28	567,350
625,000	Graphic Packaging International, LLC* 4.750%, 07/15/27	614,056
446,000	3.500%, 03/01/29	415,222
1,054,000	Great Lakes Dredge & Dock Corp.* 5.250%, 06/01/29	962,618
2,244,000	H&E Equipment Services, Inc.* 3.875%, 12/15/28	2,238,166
1,250,000	Herc Holdings, Inc.* 5.500%, 07/15/27	1,237,950
475,000	6.625%, 06/15/29	469,590
712,000	JELD-WEN, Inc.*^ 7.000%, 09/01/32	626,638
260,000	4.875%, 12/15/27	240,204
1,575,000	Ken Garff Automotive, LLC* 4.875%, 09/15/28	1,521,103
588,000	Moog, Inc.* 4.250%, 12/15/27	568,314
940,000	Novelis Corp.* 4.750%, 01/30/30	874,839
950,000	Quikrete Holdings, Inc.* 6.375%, 03/01/32	957,144
239,000	Sealed Air Corp.* 5.000%, 04/15/29	233,147
235,000	6.500%, 07/15/32^	239,406
743,000	Sealed Air Corp./Sealed Air Corp. U.S.* 6.125%, 02/01/28	749,182
240,000	7.250%, 02/15/31	249,991

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Convertible Opportunities and Income Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
450,000	Sensata Technologies, BV* 4.000%, 04/15/29	$414,459
479,000	Sensata Technologies, Inc.* 3.750%, 02/15/31	418,996
235,000	Standard Building Solutions, Inc.* 6.500%, 08/15/32	238,248
451,000	Standard Industries, Inc.* 5.000%, 02/15/27	448,150
1,035,000	TransDigm, Inc.* 6.875%, 12/15/30^	1,067,778
710,000	6.750%, 08/15/28	724,803
360,000	7.125%, 12/01/31	374,688
235,000	6.625%, 03/01/32	241,112
282,260	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	269,705
529,000	Wabash National Corp.*^ 4.500%, 10/15/28	445,418
952,000	Waste Pro USA, Inc.* 7.000%, 02/01/33	974,858
565,000	Williams Scotsman, Inc.* 4.625%, 08/15/28	544,259
480,000	7.375%, 10/01/31	497,918
355,000	6.625%, 06/15/29	360,534
		33,472,670
	Information Technology (1.7%)
557,000	Coherent Corp.* 5.000%, 12/15/29	534,575
430,000	Dell International, LLC / EMC Corp.µ 6.020%, 06/15/26	435,083
478,000	Dun & Bradstreet Corp.*^ 5.000%, 12/15/29	477,556
480,000	Fair Isaac Corp.* 4.000%, 06/15/28	461,616
1,050,000	KBR, Inc.* 4.750%, 09/30/28	996,902
477,000	NCL Corp., Ltd.* 8.125%, 01/15/29	499,352
475,000	6.750%, 02/01/32	464,137
723,000	ON Semiconductor Corp.* 3.875%, 09/01/28	684,753
475,000	Open Text Corp.* 6.900%, 12/01/27	488,595
359,000	Open Text Holdings, Inc.* 4.125%, 12/01/31	321,118
840,000	Playtika Holding Corp.* 4.250%, 03/15/29	743,190
1,350,000	TTM Technologies, Inc.* 4.000%, 03/01/29	1,258,416
680,000	Twilio, Inc. 3.625%, 03/15/29	638,302
236,000	3.875%, 03/15/31	214,755
356,000	UKG, Inc.* 6.875%, 02/01/31	366,936
PRINCIPAL AMOUNT		VALUE
1,435,000	Viavi Solutions, Inc.* 3.750%, 10/01/29	$1,316,067
950,000	Zebra Technologies Corp.* 6.500%, 06/01/32	955,596
1,100,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.* 3.875%, 02/01/29	1,012,198
		11,869,147
	Materials (1.7%)
534,000	ATI, Inc. 5.875%, 12/01/27	533,781
950,000	Avient Corp.* 6.250%, 11/01/31	940,253
475,000	Celanese US Holdings, LLC 6.629%, 07/15/32	467,585
805,000	Chemours Company* 8.000%, 01/15/33	725,901
717,000	4.625%, 11/15/29	600,660
1,530,000	Clearwater Paper Corp.* 4.750%, 08/15/28	1,427,291
710,000	Cleveland-Cliffs, Inc.*^ 7.000%, 03/15/32	669,345
375,000	Constellium, SE*^ 6.375%, 08/15/32	369,446
712,000	JW Aluminum Continuous Cast Company* 10.250%, 04/01/30	700,167
955,000	Knife River Corp.* 7.750%, 05/01/31	1,000,420
1,020,000	Mercer International, Inc. 5.125%, 02/01/29	838,797
483,000	12.875%, 10/01/28*	494,259
935,000	OCI, NV* 6.700%, 03/16/33	1,021,375
1,105,000	Silgan Holdings, Inc. 4.125%, 02/01/28	1,062,170
950,000	Terex Corp.* 6.250%, 10/15/32	910,128
406,300	Trinseo Luxco Finance SPV Sarl / Trinseo NA Finance SPV, LLC* 7.625%, 05/03/29	249,627
		12,011,205
	Other (1.5%)
1,305,000	1261229 BC, Ltd.* 10.000%, 04/15/32	1,280,466
950,000	Alumina Pty, Ltd.* 6.375%, 09/15/32	927,931
367,338	Claritev Corp.* 6.750%, 03/31/31 0.75% PIK rate	233,289
1,462,615	EchoStar Corp. 10.750%, 11/30/29	1,547,432
976,473	6.750%, 11/30/30 6.75% PIK Rate	909,643

See accompanying Notes to Schedule of Investments

www.calamos.com

Convertible Opportunities and Income Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
500,000	Gen Digital, Inc.* 6.750%, 09/30/27	$508,795
475,000	Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings, LLC* 8.250%, 04/15/30	475,736
950,000	New Gold, Inc.* 6.875%, 04/01/32	971,793
510,000	Nissan Motor Acceptance Company, LLC* 7.050%, 09/15/28	521,761
950,000	Olin Corp.* 6.625%, 04/01/33	902,453
475,000	Reinsurance Group of America, Inc.‡ 6.650%, 09/15/55 5 year CMT + 2.39	462,142
950,000	Rfna, LP* 7.875%, 02/15/30	934,211
950,000	Stonepeak Nile Parent, LLC* 7.250%, 03/15/32	965,219
		10,640,871
	Real Estate (0.1%)
475,000	Forestar Group, Inc.* 6.500%, 03/15/33	462,374
	Special Purpose Acquisition Companies (0.2%)
237,000	Clydesdale Acquisition Holdings, Inc.* 6.750%, 04/15/32	242,683
955,000	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.* 6.750%, 01/15/30^	835,510
477,000	4.625%, 01/15/29	443,062
		1,521,255
	Utilities (0.7%)
361,000	AES Corp.‡ 6.950%, 07/15/55 5 year CMT + 2.89	337,831
359,000	7.600%, 01/15/55 5 year CMT + 3.20%	355,887
475,000	Dominion Energy, Inc.^‡ 6.625%, 05/15/55 5 year CMT + 2.21%	469,248
950,000	Duke Energy Corp.^‡ 6.450%, 09/01/54 5 year CMT + 2.59%	953,876
750,000	Entergy Corp.^‡ 7.125%, 12/01/54 5 year CMT + 2.67%	756,067
710,000	Evergy, Inc.^‡ 6.650%, 06/01/55 5 year CMT + 2.56%	691,299
718,000	NiSource, Inc.^‡ 6.950%, 11/30/54 5 year CMT + 2.45%	730,773
PRINCIPAL AMOUNT		VALUE
350,000	PPL Capital Funding, Inc.‡ 7.226%, 03/30/67 3 mo. SOFR + 2.93%	$342,433
450,000	Vistra Corp.*‡ 7.000%, 12/15/26 5 year CMT + 5.74%	455,049
250,000	8.000%, 10/15/26 5 year CMT + 6.93%	255,603
		5,348,066
	TOTAL CORPORATE BONDS (Cost $302,652,887)	288,862,570
CONVERTIBLE BONDS (90.2%)
	Communication Services (9.7%)
2,875,000	AST SpaceMobile, Inc.* 4.250%, 03/01/32	3,399,946
9,000,000	Liberty Media Corp.-Liberty Formula One 2.250%, 08/15/27	10,977,210
15,500,000	Live Nation Entertainment, Inc.*µ 2.875%, 01/15/30	16,018,010
5,250,000	Match Group Financeco 3, Inc.*µ 2.000%, 01/15/30	4,599,735
16,250,000	Snap, Inc.*µ 0.500%, 05/01/30	13,301,437
16,804,000	Uber Technologies, Inc.µ 0.875%, 12/01/28	22,057,771
		70,354,109
	Consumer Discretionary (12.2%)
11,000,000	Alibaba Group Holding, Ltd.* 0.500%, 06/01/31	14,470,610
4,500,000	Booking Holdings, Inc. 0.750%, 05/01/25	11,029,500
4,250,000	Carnival Corp. 5.750%, 12/01/27	6,784,828
11,500,000	DraftKings Holdings, Inc.µ 0.000%, 03/15/28	10,112,410
10,250,000	Marriott Vacations Worldwide Corp.µ 3.250%, 12/15/27	9,367,167
4,875,000	Meritage Homes Corp.*µ 1.750%, 05/15/28	4,759,999
11,500,000	Rivian Automotive, Inc.µ 4.625%, 03/15/29	11,712,980
1,000,000	Royal Caribbean Cruises, Ltd. 6.000%, 08/15/25	4,318,250
5,750,000	Shake Shack, Inc. 0.000%, 03/01/28	5,326,570
6,250,000	Trip.com Group, Ltd.*^ 0.750%, 06/15/29	7,070,375
3,500,000	Wayfair, Inc.µ 3.500%, 11/15/28	3,485,580
		88,438,269

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Convertible Opportunities and Income Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
	Consumer Staples (1.0%)
7,500,000	Enovis Corp.µ 3.875%, 10/15/28	$7,501,275
	Energy (1.4%)
4,250,000	Kosmos Energy, Ltd. 3.125%, 03/15/30	2,927,060
4,890,000	Nabors Industries, Inc. 1.750%, 06/15/29	2,779,525
4,250,000	Northern Oil & Gas, Inc. 3.625%, 04/15/29	4,081,360
9,411,000	SunEdison, Inc.@ 0.000%, 01/15/49*!!	32,938
898,000	0.000%, 10/01/49	3,143
		9,824,026
	Financials (1.9%)
4,250,000	Affirm Holdings, Inc.*µ 0.750%, 12/15/29	3,857,173
6,250,000	Coinbase Global, Inc.µ 0.250%, 04/01/30	6,223,625
4,250,000	Upstart Holdings, Inc.* 1.000%, 11/15/30	3,571,445
		13,652,243
	Health Care (11.8%)
4,500,000	Alnylam Pharmaceuticals, Inc. 1.000%, 09/15/27	5,159,160
8,250,000	Alphatec Holdings, Inc.* 0.750%, 03/15/30	8,198,025
8,000,000	Dexcom, Inc.µ 0.375%, 05/15/28	7,246,960
5,750,000	Exact Sciences Corp.*µ 2.000%, 03/01/30	5,467,215
4,250,000	Haemonetics Corp.*µ 2.500%, 06/01/29	4,073,753
8,000,000	Halozyme Therapeutics, Inc.µ 0.250%, 03/01/27	8,389,200
1,625,000	Insmed, Inc. 0.750%, 06/01/28	3,659,809
8,000,000	Integer Holdings Corp.* 1.875%, 03/15/30	8,471,920
4,250,000	Ionis Pharmaceuticals, Inc.µ 1.750%, 06/15/28	4,149,572
6,200,000	Jazz Investments I, Ltd.µ 2.000%, 06/15/26	6,396,168
3,750,000	3.125%, 09/15/30*	4,076,512
2,721,000	Lantheus Holdings, Inc. 2.625%, 12/15/27	4,045,447
3,000,000	Merit Medical Systems, Inc.* 3.000%, 02/01/29	3,826,350
10,250,000	NeoGenomics, Inc. 0.250%, 01/15/28	8,659,302
3,750,000	Sarepta Therapeutics, Inc.µ 1.250%, 09/15/27	3,561,488
		85,380,881
PRINCIPAL AMOUNT		VALUE
	Industrials (2.4%)
3,500,000	Axon Enterprise, Inc.µ 0.500%, 12/15/27	$9,503,340
2,750,000	Bloom Energy Corp. 3.000%, 06/01/28	3,482,325
4,000,000	Tetra Tech, Inc. 2.250%, 08/15/28	4,256,720
		17,242,385
	Information Technology (39.2%)
4,125,000	Advanced Energy Industries, Inc. 2.500%, 09/15/28	4,327,042
8,250,000	Akamai Technologies, Inc.µ 1.125%, 02/15/29	7,992,435
4,500,000	0.375%, 09/01/27	4,453,830
2,000,000	Applied Digital Corp.* 2.750%, 06/01/30	1,366,140
8,500,000	BILL Holdings, Inc.*µ 0.000%, 04/01/30	7,201,115
8,750,000	Core Scientific, Inc.* 0.000%, 06/15/31µ	7,456,137
2,500,000	3.000%, 09/01/29	2,724,075
17,250,000	Datadog, Inc.*µ 0.000%, 12/01/29	15,550,875
8,500,000	Guidewire Software, Inc.*µ 1.250%, 11/01/29	9,401,340
3,750,000	Itron, Inc.* 1.375%, 07/15/30	4,095,563
7,500,000	Lumentum Holdings, Inc.µ 1.500%, 12/15/29	8,571,900
8,000,000	MACOM Technology Solutions Holdings, Inc.*µ 0.000%, 12/15/29	7,486,880
17,500,000	MicroStrategy, Inc.* 0.000%, 03/01/30µ	19,615,750
12,500,000	0.000%, 12/01/29	11,421,750
15,750,000	MKS Instruments, Inc.*µ 1.250%, 06/01/30	13,587,367
6,000,000	NCL Corp., Ltd. 1.125%, 02/15/27µ^	5,665,140
3,000,000	5.375%, 08/01/25	3,143,550
11,000,000	Nutanix, Inc.*µ 0.500%, 12/15/29	11,874,280
17,250,000	ON Semiconductor Corp.µ 0.500%, 03/01/29	14,933,842
3,000,000	Palo Alto Networks, Inc.µ 0.375%, 06/01/25	11,211,000
2,500,000	PAR Technology Corp. 1.500%, 10/15/27	2,633,325
2,000,000	1.000%, 01/15/30*	1,849,120
4,500,000	Parsons Corp.µ 2.625%, 03/01/29	4,771,125
3,750,000	Q2 Holdings, Inc. 0.750%, 06/01/26	4,156,088

See accompanying Notes to Schedule of Investments

www.calamos.com

Convertible Opportunities and Income Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
7,500,000	Rapid7, Inc. 1.250%, 03/15/29	$6,414,750
2,500,000	Riot Platforms, Inc.* 0.750%, 01/15/30	1,914,075
9,500,000	Seagate HDD Cayman 3.500%, 06/01/28	12,026,050
14,750,000	Shift4 Payments, Inc.µ 0.500%, 08/01/27	15,078,777
13,750,000	Snowflake, Inc.*µ 0.000%, 10/01/29	17,091,250
6,500,000	Spotify USA, Inc. 0.000%, 03/15/26	8,364,265
6,750,000	Tyler Technologies, Inc. 0.250%, 03/15/26	7,963,852
4,250,000	Unity Software, Inc.*µ 0.000%, 03/15/30	4,012,213
4,250,000	Varonis Systems, Inc.* 1.000%, 09/15/29	4,010,683
6,500,000	Western Digital Corp.µ 3.000%, 11/15/28	8,829,080
8,750,000	Wolfspeed, Inc. 1.875%, 12/01/29	2,542,313
5,338,000	0.250%, 02/15/28	1,593,607
3,750,000	Workiva, Inc.µ 1.250%, 08/15/28	3,545,850
3,000,000	Zscaler, Inc. 0.125%, 07/01/25	4,504,080
		283,380,514
	Materials (0.6%)
3,000,000	MP Materials Corp.* 3.000%, 03/01/30	4,191,420
	Real Estate (2.2%)
8,250,000	Digital Realty Trust, LP*µ 1.875%, 11/15/29	8,590,642
4,250,000	Welltower OP, LLC* 2.750%, 05/15/28	6,935,788
		15,526,430
	Utilities (7.8%)
8,750,000	CMS Energy Corp. 3.375%, 05/01/28	9,694,650
7,500,000	Duke Energy Corp.µ 4.125%, 04/15/26	8,186,550
5,250,000	NextEra Energy Capital Holdings, Inc. 3.000%, 03/01/27	5,881,890
15,250,000	PPL Capital Funding, Inc.µ 2.875%, 03/15/28	17,407,418
13,500,000	Southern Companyµ 3.875%, 12/15/25	15,169,680
		56,340,188
	TOTAL CONVERTIBLE BONDS (Cost $676,726,029)	651,831,740
PRINCIPAL AMOUNT		VALUE
BANK LOANS (8.0%)¡
	Airlines (0.2%)
638,550	Air Canada‡ 6.323%, 03/21/31 1 mo. SOFR + 2.00%	$632,232
531,715	United Airlines, Inc.‡ 6.275%, 02/22/31 3 mo. SOFR + 2.00%	531,135
		1,163,367
	Communication Services (0.9%)
396,339	Audacy Capital Corp.‡ 10.436%, 10/01/29 1 mo. SOFR + 6.00%	334,906
44,133	Audacy Capital Corp.‡ 11.436%, 10/02/28 1 mo. SOFR + 7.00%	44,243
481,313	Cincinnati Bell, Inc.‡ 7.072%, 11/22/28 1 mo. SOFR + 2.75%	479,147
460,998	Clear Channel Outdoor Holdings, Inc.‡ 8.436%, 08/23/28 1 mo. SOFR + 4.00%	448,436
848,466	CSC Holdings, LLC‡ 9.000%, 04/15/27 3 mo. Prime + 1.50%	818,715
385,000	Directv Financing, LLC! 0.000%, 08/02/29	373,596
218,339	Directv Financing, LLC‡ 9.541%, 08/02/27 3 mo. SOFR + 5.00%	218,622
719,563	Gray Television, Inc.‡ 9.574%, 06/04/29 1 mo. SOFR + 5.25%	697,170
240,000	Gray Television, Inc.! 0.000%, 06/04/29	232,531
480,000	Sinclair Television Group, Inc.‡ 7.736%, 12/31/29 1 mo. SOFR + 3.30%	379,351
970,000	Telesat Canada‡ 7.325%, 12/07/26 3 mo. SOFR + 2.75%	538,049
1,184,649	TripAdvisor, Inc.‡ 7.049%, 07/08/31 3 mo. SOFR + 2.75%	1,157,994
980,000	Virgin Media Bristol, LLC‡ 6.936%, 01/31/28 1 mo. SOFR + 2.50%	968,108
		6,690,868
	Consumer Discretionary (1.6%)
338,340	American Axle & Manufacturing, Inc.‡ 7.053%, 12/13/29 6 mo. SOFR + 3.00%	331,997

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Convertible Opportunities and Income Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
314,302	American Axle & Manufacturing, Inc.‡ 7.320%, 12/13/29 1 mo. SOFR + 3.00%	$308,411
291,358	American Axle & Manufacturing, Inc.‡ 7.230%, 12/13/29 3 mo. SOFR + 3.00%	285,897
564,047	Caesars Entertainment, Inc.‡ 6.563%, 02/06/30 3 mo. SOFR + 2.25%	557,561
889,695	Carnival Corp.‡ 6.329%, 10/18/28 1 mo. SOFR + 2.00%	888,863
520,982	Carnival Corp.‡ 6.329%, 08/08/27 1 mo. SOFR + 2.00%	522,287
618,450	Chinos Intermediate Holdings A, Inc.‡ 10.280%, 09/26/31 3 mo. SOFR + 6.00%	588,817
720,000	Clarios Global, LP‡ 7.072%, 01/28/32 1 mo. SOFR + 2.75%	707,101
947,625	Life Time Fitness, Inc.‡ 6.785%, 11/05/31 3 mo. SOFR + 2.50%	943,242
1,114,492	Light & Wonder International, Inc.‡ 6.570%, 04/14/29 1 mo. SOFR + 2.25%	1,114,960
426,775	Peloton Interactive, Inc.‡ 9.813%, 05/23/29 3 mo. SOFR + 5.50%	427,575
2,058,886	PetSmart, Inc.‡ 8.172%, 02/11/28 1 mo. SOFR + 3.75%	2,035,291
708,938	Staples, Inc.‡ 10.041%, 09/04/29 3 mo. SOFR + 5.75%	613,819
940,500	Station Casinos, LLC‡ 6.322%, 03/14/31 1 mo. SOFR + 2.00%	935,050
582,832	TKC Holdings, Inc.‡ 9.323%, 05/15/28 1 mo. SOFR + 5.00%	577,004
962,256	Windsor Holdings III, LLC‡ 7.073%, 08/01/30 1 mo. SOFR + 2.75%	952,634
		11,790,509
	Consumer Staples (1.3%)
3,177,998	Amneal Pharmaceuticals, LLC‡ 9.822%, 05/04/28 1 mo. SOFR + 5.50%	3,190,122
706,450	B&G Foods, Inc.‡ 7.822%, 10/10/29 1 mo. SOFR + 3.50%	677,309
PRINCIPAL AMOUNT		VALUE
589,000	Bausch Health Companies, Inc.‡ 10.542%, 09/25/30 1 mo. SOFR + 6.25%	$557,097
977,625	Fiesta Purchaser, Inc.‡ 7.572%, 02/12/31 1 mo. SOFR + 3.25%	970,801
85,984	MPH Acquisition Holdings, LLC‡ 8.030%, 12/31/30 3 mo. SOFR + 3.75%	85,081
950,000	Opal Bidco SAS! 0.000%, 03/31/32	943,473
1,159,345	Star Parent, Inc.‡ 8.299%, 09/27/30 3 mo. SOFR + 4.00%	1,123,846
638,550	United Natural Foods, Inc.‡ 9.072%, 05/01/31 1 mo. SOFR + 4.75%	641,743
950,000	Veritiv Corp.‡ 8.299%, 11/30/30 3 mo. SOFR + 4.00%	943,844
		9,133,316
	Energy (0.4%)
892,151	ChampionX Corp.‡ 7.172%, 06/07/29 1 mo. SOFR + 2.75%	894,047
710,250	New Fortress Energy, Inc.‡ 9.795%, 10/30/28 3 mo. SOFR + 5.50%	516,263
1,429,598	Par Petroleum, LLC‡ 8.009%, 02/28/30 3 mo. SOFR + 3.75%	1,384,473
		2,794,783
	Financials (1.2%)
1,278,120	Advisor Group, Inc.‡ 7.822%, 08/17/28 1 mo. SOFR + 3.50%	1,274,861
715,978	Amynta Agency Borrower, Inc.‡ 7.322%, 12/29/31 1 mo. SOFR + 3.00%	710,533
1,217,700	AssuredPartners, Inc.‡ 7.822%, 02/14/31 1 mo. SOFR + 3.50%	1,219,161
445,508	Broadstreet Partners, Inc.‡ 7.322%, 06/13/31 1 mo. SOFR + 3.00%	443,969
1,206,975	Dragon Buyer, Inc.‡ 7.299%, 09/30/31 3 mo. SOFR + 3.00%	1,201,544
940,530	HUB International Ltd.‡ 6.770%, 06/20/30 3 mo. SOFR + 2.50%	935,583
711,000	Iron Mountain, Inc.‡ 6.322%, 01/31/31 1 mo. SOFR + 2.00%	708,867

See accompanying Notes to Schedule of Investments

www.calamos.com

Convertible Opportunities and Income Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
674,458	Jazz Financing Lux Sarl‡ 6.572%, 05/05/28 1 mo. SOFR + 2.25%	$673,012
950,000	Level 3 Financing, Inc.‡ 8.572%, 03/27/32 1 mo. SOFR + 4.25%	949,406
950,000	VFH Parent, LLC‡ 6.822%, 06/21/31 1 mo. SOFR + 2.50%	947,625
		9,064,561
	Health Care (0.1%)
988,235	Padagis, LLC‡ 9.271%, 07/06/28 3 mo. SOFR + 4.75%	925,853
	Industrials (0.8%)
945,224	ACProducts, Inc.‡ 8.811%, 05/17/28 3 mo. SOFR + 4.25%	643,017
520,000	American Airlines, Inc.‡ 6.520%, 04/20/28 3 mo. SOFR + 2.25%	510,133
950,000	ECO Material Tech, Inc.‡ 7.467%, 02/12/32 3 mo. SOFR + 3.25%	942,875
353,225	EMRLD Borrower, LP‡ 6.799%, 08/04/31 3 mo. SOFR + 2.50%	349,620
942,875	MI Windows & Doors, LLC‡ 7.322%, 03/28/31 1 mo. SOFR + 3.00%	930,071
950,000	Quikrete Holdings, Inc.‡ 6.572%, 02/10/32 1 mo. SOFR + 2.25%	932,563
1,883,331	TransDigm, Inc.‡ 6.799%, 02/28/31 3 mo. SOFR + 2.50%	1,866,936
		6,175,215
	Information Technology (0.8%)
1,317,079	Boxer Parent Company, Inc.‡ 7.322%, 07/30/31 1 mo. SOFR + 3.00%	1,293,055
968,079	Camelot U.S. Acquisition, LLC‡ 7.072%, 01/31/31 1 mo. SOFR + 2.75%	957,188
950,054	Dun & Bradstreet Corp.‡ 6.570%, 01/18/29 1 mo. SOFR + 2.25%	948,273
749,482	II-VI, Inc.‡ 6.322%, 07/02/29 1 mo. SOFR + 2.00%	742,613
95,000	Qxo, Inc.! 0.000%, 04/23/32	95,017
PRINCIPAL AMOUNT		VALUE
485,000	Rocket Software, Inc.! 0.000%, 11/28/28	$482,371
809,962	SS&C Technologies, Inc.‡ 6.322%, 05/09/31 1 mo. SOFR + 2.00%	809,982
496,250	UKG, Inc.‡ 7.320%, 02/10/31 1 mo. SOFR + 3.00%	495,124
		5,823,623
	Materials (0.4%)
1,510,099	Ineos U.S. Finance, LLC‡ 7.572%, 02/18/30 1 mo. SOFR + 3.25%	1,417,228
726,139	Trinseo Materials Operating SCA‡ 7.075%, 05/03/28 3 mo. SOFR + 2.50%	311,220
968,762	W.R. Grace & Company-Conn.‡ 7.549%, 09/22/28 3 mo. SOFR + 3.25%	953,426
		2,681,874
	Other (0.1%)
475,000	Windstream Services, LLC‡ 9.172%, 10/01/31 1 mo. SOFR + 4.75%	473,219
	Special Purpose Acquisition Companies (0.2%)
390,400	Clydesdale Acquisition Holdings, Inc.‡ 7.497%, 04/13/29 1 mo. SOFR + 3.18%	388,180
237,650	Fertitta Entertainment, LLC‡ 7.822%, 01/27/29 1 mo. SOFR + 3.50%	232,081
975,000	Patagonia Holdco, LLC‡ 10.052%, 08/01/29 3 mo. SOFR + 5.75%	833,118
		1,453,379
	TOTAL BANK LOANS (Cost $59,706,977)	58,170,567
NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (11.4%)
	Financials (3.8%)
83,465	Apollo Global Management, Inc. 6.750%, 07/31/26	6,019,496
165,055	Ares Management Corp. 6.750%, 10/01/27	8,148,765
8,100	Bank of America Corp.‡‡ 7.250%,	9,477,648
81,445	KKR & Company, Inc.# 6.250%, 03/01/28	3,903,659
		27,549,568

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Convertible Opportunities and Income Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF SHARES		VALUE
	Industrials (3.9%)
460,625	Boeing Company 6.000%, 10/15/27	$28,273,163
	Information Technology (1.6%)
149,865	Hewlett Packard Enterprise Company 7.625%, 09/01/27	7,523,223
80,725	Microchip Technology, Inc.# 7.500%, 03/15/28	3,831,209
		11,354,432
	Materials (0.6%)
132,880	Albemarle Corp. 7.250%, 03/01/27	4,070,114
	Utilities (1.5%)
180,300	NextEra Energy, Inc. 6.926%, 09/01/25^	6,941,550
85,285	7.299%, 06/01/27	3,956,371
		10,897,921
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $86,485,234)	82,145,198
WARRANTS (0.0%)#
	Communication Services (0.0%)
2,987	Audacy Capital, LLC 09/30/28, Strike $1.00	—
498	Audacy Capital, LLC 09/30/28, Strike $1.00	—
		—
	Energy (0.0%)
47,739	Mcdermott International, Ltd. 06/30/27, Strike $15.98	5
42,965	Mcdermott International, Ltd. 06/30/27, Strike $12.33	4
		9
	TOTAL WARRANTS (Cost $18,376)	9
COMMON STOCKS (0.3%)
	Communication Services (0.1%)
20,285	Altice USA, Inc. - Class A^#	50,307
17,477	Audacy, Inc.#	323,325
6,819	Cumulus Media, Inc. - Class A#	1,590
		375,222
	Consumer Discretionary (0.0%)
1,446	Rite Aid Corp.#	1,446
	Energy (0.2%)
4,000	Cheniere Energy Partners, LP	235,120
56,650	Energy Transfer, LP	936,991
NUMBER OF SHARES		VALUE
26,095	Enterprise Products Partners, LP	$780,240
6,644	EP Energy Corp.#	9,136
		1,961,487
	TOTAL COMMON STOCKS (Cost $2,589,382)	2,338,155
PREFERRED STOCKS (0.1%)
	Communication Services (0.1%)
25,448	Qwest Corp. 6.500%, 09/01/56	442,795
7,676	Telephone and Data Systems, Inc. 6.625%, 03/31/26	159,891
7,935	United States Cellular Corp. 6.250%, 09/01/69	187,266
6,503	5.500%, 03/01/70	142,806
743	5.500%, 06/01/70	16,480
		949,238
	Consumer Discretionary (0.0%)
6,122	Guitar Center, Inc.#	91,830
	TOTAL PREFERRED STOCKS (Cost $1,577,084)	1,041,068
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED PURCHASED OPTION (0.0%)#
	Industrials (0.0%)
3,250	American Airlines Group, Inc.
3,233,750	Call, 06/20/25, Strike $17.00 (Cost $795,671)	9,750
	TOTAL INVESTMENTS (150.1%) (Cost $1,131,276,497)	1,085,137,901
MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-18.4%)		(132,750,000)
LIABILITIES, LESS OTHER ASSETS (-31.7%)		(229,317,673)
NET ASSETS (100.0%)		$723,070,228

NOTES TO SCHEDULE OF INVESTMENTS

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

µ  Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $412,737,762.

^  Security, or portion of security, is on loan.

‡  Variable rate security. The rate shown is the rate in effect at April 30, 2025.

See accompanying Notes to Schedule of Investments

www.calamos.com

Convertible Opportunities and Income Fund Schedule of Investments April 30, 2025 (Unaudited)

@  In default status and considered non-income producing.

!!  Restricted security—The Fund may own investment securities that have other legal or contractual limitations.

RESTRICTED SECURITY	ACQUISITION DATE	ACQUISITION COST
Rite Aid Corp.	09/04/2024	$—
SunEdison, Inc.	10/13/2022	—
	TOTAL	$—

&  Illiquid security.

¡  Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.

!  This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

‡‡  Perpetual maturity.

#  Non-income producing security.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2025 (see Note 1):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Asset Backed Securities	$—	$738,844	$—	$738,844
Corporate Bonds	—	288,862,570	—	288,862,570
Convertible Bonds	—	651,831,740	—	651,831,740
Bank Loans	—	58,170,567	—	58,170,567
Convertible Preferred Stocks	82,145,198	—	—	82,145,198
Warrants	9	—	—	9
Common Stocks	2,338,155	—	—	2,338,155
Preferred Stocks	1,041,068	—	—	1,041,068
Exchange-Traded Purchased Option	9,750	—	—	9,750
Total	$85,534,180	$999,603,721	$—	$1,085,137,901

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Convertible Opportunities and Income Fund Schedule of Investments April 30, 2025 (Unaudited)

SECTOR WEIGHTINGS

Information Technology	27.2%
Consumer Discretionary	14.1
Communication Services	9.1
Health Care	9.1
Financials	8.9
Industrials	7.4
Utilities	6.3
Energy	4.6
Consumer Staples	2.6
Materials	2.0
Real Estate	1.4
Airlines	0.4
Special Purpose Acquisition Companies	0.3

Sector weightings are based on managed assets and may vary over time. Sector Weightings exclude any government/sovereign bonds or options on broad market indexes the Fund may hold.

ASSET ALLOCATION

Fund asset allocations are based on total investments and may vary over time.

See accompanying Notes to Schedule of Investments

www.calamos.com

Convertible and High Income Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
ASSET BACKED SECURITY (0.1%)
	Other (0.1%)
850,000	SVC ABS, LLC Series 2023-1A, Class C* 6.700%, 02/20/53 (Cost $805,397)	$820,938
CORPORATE BONDS (40.4%)
	Airlines (0.5%)
809,066	Alaska Airlines Pass Through Trust Series 2020-1, Class A*µ 4.800%, 02/15/29	803,079
194,176	Alaska Airlines Pass Through Trust Series 2020-1, Class B* 8.000%, 02/15/27	195,592
964,100	American Airlines Pass Through Trust Series 2021-1, Class B 3.950%, 01/11/32	902,243
850,512	British Airways Pass Through Trust Series 2021-1, Class B* 3.900%, 03/15/33	800,476
1,010,307	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	1,024,340
		3,725,730
	Communication Services (3.7%)
610,000	Altice Financing, SA* 5.750%, 08/15/29	449,161
1,255,000	APi Group DE, Inc.* 4.750%, 10/15/29	1,184,293
952,000	Cincinnati Bell Telephone Company, LLC 6.300%, 12/01/28	896,936
525,000	Clear Channel Outdoor Holdings, Inc.*^ 7.875%, 04/01/30	526,008
475,000	9.000%, 09/15/28	492,689
450,000	Connect Finco SARL / Connect US Finco, LLC* 9.000%, 09/15/29	421,119
1,454,000	Consolidated Communications, Inc.* 6.500%, 10/01/28	1,432,786
1,800,000	CSC Holdings, LLC* 4.625%, 12/01/30	834,714
1,785,000	4.500%, 11/15/31	1,216,317
937,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.* 5.875%, 08/15/27	906,473
1,610,000	Frontier California, Inc. 6.750%, 05/15/27	1,599,116
261,000	Frontier Communications Holdings, LLC* 8.750%, 05/15/30	273,358
1,685,000	Frontier Florida, LLC 6.860%, 02/01/28	1,726,940
1,555,000	Frontier North, Inc. 6.730%, 02/15/28	1,583,317
PRINCIPAL AMOUNT		VALUE
905,000	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*^ 3.500%, 03/01/29	$845,460
515,000	Gray Media, Inc.* 5.375%, 11/15/31	307,960
1,040,000	Hughes Satellite Systems Corp.^ 5.250%, 08/01/26	969,998
524,000	iHeartCommunications, Inc.* 10.875%, 05/01/30	220,939
351,550	7.750%, 08/15/30	254,199
470,000	LCPR Senior Secured Financing DAC* 6.750%, 10/15/27	386,956
785,000	Lumen Technologies, Inc. 7.600%, 09/15/39	577,148
771,875	10.000%, 10/15/32*	771,095
522,000	Match Group Holdings II, LLC* 3.625%, 10/01/31	448,127
1,005,000	Paramount Global 4.900%, 08/15/44	756,484
367,000	Qwest Corp. 7.250%, 09/15/25	366,097
650,000	Rogers Communications, Inc.‡ 7.125%, 04/15/55 5 year CMT + 2.62	647,439
650,000	7.000%, 04/15/55^ 5 year CMT + 2.65	653,120
514,000	Scripps Escrow II, Inc.* 3.875%, 01/15/29^	395,939
257,000	5.375%, 01/15/31	146,572
415,000	Scripps Escrow, Inc.*^ 5.875%, 07/15/27	328,821
520,000	Sinclair Television Group, Inc.* 8.125%, 02/15/33	515,637
1,311,000	Sirius XM Radio, LLC* 3.875%, 09/01/31^	1,125,362
830,000	5.500%, 07/01/29	809,491
515,000	3.125%, 09/01/26	501,729
957,000	Spanish Broadcasting System, Inc.* 9.750%, 03/01/26	612,671
650,000	Stagwell Global, LLC* 5.625%, 08/15/29	614,335
517,000	Telesat Canada / Telesat, LLC* 4.875%, 06/01/27	283,502
775,000	Time Warner Cable, LLC 6.550%, 05/01/37	765,289
420,000	7.300%, 07/01/38	437,632
414,000	United States Cellular Corp. 6.700%, 12/15/33	448,478
786,000	Univision Communications, Inc.* 8.000%, 08/15/28	765,218
520,000	8.500%, 07/31/31	492,055
		28,990,980

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Convertible and High Income Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
	Consumer Discretionary (8.6%)
1,580,000	Adams Homes, Inc.* 9.250%, 10/15/28	$1,588,058
1,375,000	Adient Global Holdings, Ltd.*^ 8.250%, 04/15/31	1,363,024
523,000	7.500%, 02/15/33	496,055
1,660,000	Aptiv Swiss Holdings, Ltd.‡ 6.875%, 12/15/54 5 year CMT + 3.39%	1,554,308
913,000	Ashton Woods USA, LLC / Ashton Woods Finance Company* 4.625%, 08/01/29	848,067
1,325,000	At Home Group, Inc.* 4.875%, 07/15/28	357,313
1,369,000	Bath & Body Works, Inc. 6.694%, 01/15/27^	1,396,106
760,000	6.875%, 11/01/35	765,001
200,000	6.625%, 10/01/30*	203,928
600,000	Benteler International AG* 10.500%, 05/15/28	612,900
657,000	Caesars Entertainment, Inc.* 4.625%, 10/15/29^	608,678
635,000	6.000%, 10/15/32^	599,097
200,000	7.000%, 02/15/30	205,032
523,000	Carnival Corp.* 4.000%, 08/01/28µ	499,742
384,000	7.625%, 03/01/26	384,541
65,000	7.000%, 08/15/29µ	67,883
254,544	Carvana Company* 9.000%, 06/01/31	287,222
198,540	9.000%, 06/01/30	210,572
112,410	9.000%, 12/01/28	115,609
2,275,000	CCO Holdings, LLC / CCO Holdings Capital Corp.* 4.750%, 03/01/30	2,151,740
2,080,000	5.125%, 05/01/27	2,052,274
1,825,000	4.500%, 08/15/30	1,697,140
1,200,000	6.375%, 09/01/29^	1,212,216
1,035,000	4.250%, 02/01/31	936,572
540,000	5.000%, 02/01/28	527,337
522,000	4.750%, 02/01/32	473,678
522,000	Churchill Downs, Inc.* 5.750%, 04/01/30	511,085
520,000	6.750%, 05/01/31^	525,954
855,000	Dana, Inc. 4.250%, 09/01/30	788,626
782,000	4.500%, 02/15/32^	703,331
544,000	DISH DBS Corp. 5.125%, 06/01/29	340,734
389,000	7.375%, 07/01/28	263,400
1,049,000	DISH Network Corp.* 11.750%, 11/15/27	1,102,982
1,510,000	Empire Resorts, Inc.* 7.750%, 11/01/26	1,440,042
1,142,000	Everi Holdings, Inc.* 5.000%, 07/15/29	1,147,916
PRINCIPAL AMOUNT		VALUE
1,075,000	Ford Motor Company^ 6.100%, 08/19/32	$1,031,785
1,650,000	Ford Motor Credit Company, LLC 4.000%, 11/13/30	1,469,473
1,350,000	7.200%, 06/10/30	1,392,039
1,280,000	5.113%, 05/03/29	1,227,661
800,000	2.900%, 02/16/28	733,048
391,000	Gap, Inc.*^ 3.875%, 10/01/31	338,845
510,000	General Motors Company 5.200%, 04/01/45	419,669
1,825,000	goeasy, Ltd.* 9.250%, 12/01/28	1,912,746
934,000	7.625%, 07/01/29	942,369
1,575,000	Goodyear Tire & Rubber Company^ 5.625%, 04/30/33	1,457,080
560,000	5.250%, 07/15/31	523,667
650,000	Group 1 Automotive, Inc.* 6.375%, 01/15/30	658,632
445,000	4.000%, 08/15/28	423,337
233,554	JetBlue Pass Through Trust Series 2019-2, Class B 8.000%, 11/15/27	233,566
1,443,000	Kohl's Corp. 5.550%, 07/17/45	687,200
1,040,000	LCM Investments Holdings II, LLC* 8.250%, 08/01/31	1,089,889
1,045,000	Liberty Interactive, LLC 8.250%, 02/01/30	391,279
1,045,000	Life Time, Inc.* 6.000%, 11/15/31	1,043,756
525,000	Light & Wonder International, Inc.* 7.500%, 09/01/31	539,821
390,000	Lindblad Expeditions Holdings, Inc.* 9.000%, 05/15/28	401,376
672,000	Lindblad Expeditions, LLC* 6.750%, 02/15/27	670,488
685,000	M/I Homes, Inc. 3.950%, 02/15/30	622,473
1,219,000	Macy's Retail Holdings, LLC 6.700%, 07/15/34*	1,023,570
765,000	4.300%, 02/15/43	459,520
2,025,000	MGM Resorts International^ 6.500%, 04/15/32	1,997,845
1,329,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.* 4.875%, 05/01/29	1,259,241
1,040,000	Newell Brands, Inc. 6.875%, 04/01/36^	906,568
522,000	6.625%, 05/15/32^	468,798
391,000	5.700%, 04/01/26	386,367
500,000	Nordstrom, Inc. 5.000%, 01/15/44	351,000

See accompanying Notes to Schedule of Investments

www.calamos.com

Convertible and High Income Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
923,000	Patrick Industries, Inc.* 4.750%, 05/01/29	$879,887
522,000	6.375%, 11/01/32	507,958
1,195,000	PENN Entertainment, Inc.*^ 4.125%, 07/01/29	1,050,035
1,460,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.* 5.625%, 09/01/29	856,640
525,000	QVC, Inc. 5.450%, 08/15/34	258,174
530,000	Raising Cane's Restaurants, LLC* 9.375%, 05/01/29	563,210
79,474	Rite Aid Cmsr Note 12.000%, 12/31/25	91,395
1,725,000	Rite Aid Corp. 0.000%, 11/15/26*@!!	2
583,244	15.000%, 08/30/31	102,809
313,713	0.000%, 10/18/25*	—
113,382	11.317%, 08/30/31* 3 mo. SOFR + 7.00%	79,367
106,832	Rite Aid Note Holder Trust Bond 0.000%, 08/30/34	—
1,045,000	Rivers Enterprise Borrower, LLC / Rivers Enterprise Finance Corp.* 6.625%, 02/01/33	1,033,599
131,000	Royal Caribbean Cruises, Ltd.* 6.250%, 03/15/32	133,089
131,000	5.625%, 09/30/31	130,151
955,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed* 4.625%, 03/01/29	888,656
1,565,000	Six Flags Entertainment Corp.* 7.250%, 05/15/31	1,588,444
810,000	Six Flags Entertainment Corp. / Canada's Wonderland Company / Magnum Management Corp. 5.250%, 07/15/29	773,412
648,000	Sonic Automotive, Inc.* 4.625%, 11/15/29	608,291
753,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	724,574
1,125,000	Station Casinos, LLC* 4.500%, 02/15/28	1,087,312
1,050,000	STL Holding Company, LLC* 8.750%, 02/15/29	1,070,842
260,000	Viking Cruises, Ltd.* 9.125%, 07/15/31	278,281
1,025,000	ZF North America Capital, Inc.* 7.125%, 04/14/30	946,895
		66,754,294
PRINCIPAL AMOUNT		VALUE
	Consumer Staples (1.9%)
525,000	Brink's Company* 6.750%, 06/15/32	$538,141
525,000	6.500%, 06/15/29	535,941
1,191,000	Central Garden & Pet Company* 4.125%, 04/30/31	1,073,544
1,188,000	Edgewell Personal Care Company* 4.125%, 04/01/29	1,112,895
1,445,000	Energizer Holdings, Inc.* 4.375%, 03/31/29	1,350,150
260,000	6.500%, 12/31/27	261,581
284,000	JBS USA Holding Lux Sarl/ JBS USA Food Company/ JBS Lux Company Sarl 5.750%, 04/01/33	289,950
167,000	5.500%, 01/15/30µ	169,804
872,569	MPH Acquisition Holdings, LLC* 6.750%, 03/31/31 0.75% PIK rate	586,235
429,160	5.750%, 12/31/30	334,487
374,113	11.500%, 12/31/30 6.50% Cash & 5.00% PIK Rate	349,908
672,000	New Albertsons, LP 7.750%, 06/15/26	689,432
600,000	Opal Bidco, SAS* 6.500%, 03/31/32	601,056
1,043,000	Performance Food Group, Inc.* 4.250%, 08/01/29	987,971
261,000	6.125%, 09/15/32	262,203
775,000	Pilgrim's Pride Corp. 4.250%, 04/15/31	734,669
1,050,000	Post Holdings, Inc.* 6.250%, 02/15/32	1,060,154
788,000	6.375%, 03/01/33^	781,625
986,000	Prestige Brands, Inc.* 3.750%, 04/01/31	891,620
782,000	RR Donnelley & Sons Company* 9.500%, 08/01/29	747,138
855,000	United Natural Foods, Inc.* 6.750%, 10/15/28	840,285
520,000	Walgreens Boots Alliance, Inc. 4.650%, 06/01/46	472,238
		14,671,027
	Energy (5.4%)
1,045,000	Ascent Resources Utica Holdings, LLC / ARU Finance Corp.* 6.625%, 10/15/32	1,034,853
787,000	Buckeye Partners, LP 6.750%, 02/01/30*	801,135
545,000	5.850%, 11/15/43	458,209
392,000	6.875%, 07/01/29*	399,695
1,283,000	Civitas Resources, Inc.* 8.750%, 07/01/31	1,219,774
785,000	Continental Resources, Inc. 4.900%, 06/01/44	606,326
808,000	DT Midstream, Inc.* 4.125%, 06/15/29	758,946

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Convertible and High Income Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
790,000	Enbridge, Inc.‡ 7.375%, 03/15/55 5 year CMT + 3.12%	$798,335
530,000	7.200%, 06/27/54 5 year CMT + 2.97%	529,316
1,310,000	Encino Acquisition Partners Holdings, LLC* 8.750%, 05/01/31	1,337,392
970,000	Energy Transfer, LP‡ 7.555%, 11/01/66^ 3 mo. SOFR + 3.28%	940,803
764,000	6.500%, 11/15/26 5 year CMT + 5.69%	760,814
520,000	7.125%, 10/01/54^ 5 year CMT + 2.83%	514,784
1,730,000	EQT Corp.*µ 7.500%, 06/01/27	1,759,099
765,000	Genesis Energy, LP / Genesis Energy Finance Corp. 8.875%, 04/15/30	781,853
525,000	8.000%, 05/15/33	511,061
1,460,000	Gulfport Energy Operating Corp.* 6.750%, 09/01/29	1,442,743
1,050,000	Howard Midstream Energy Partners, LLC* 7.375%, 07/15/32	1,075,631
1,045,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.875%, 12/01/32	1,014,361
1,044,000	Matador Resources Company* 6.500%, 04/15/32	1,006,583
1,105,000	Nabors Industries, Inc.* 9.125%, 01/31/30	1,003,384
390,000	Nabors Industries, Ltd.*^ 7.500%, 01/15/28	310,541
780,000	New Fortress Energy, Inc.*^ 6.500%, 09/30/26	640,926
1,090,000	Oceaneering International, Inc. 6.000%, 02/01/28	1,039,838
650,000	ONEOK, Inc.* 6.500%, 09/01/30	688,935
1,565,000	Parkland Corp.* 6.625%, 08/15/32	1,558,114
985,000	Permian Resources Operating, LLC* 7.000%, 01/15/32	993,146
261,000	6.250%, 02/01/33	255,587
1,040,000	Plains All American Pipeline, LP‡ 8.695%, 05/31/25 3 mo. SOFR + 4.37%	1,028,186
1,050,000	South Bow Canadian Infrastructure Holdings, Ltd.*‡ 7.625%, 03/01/55 5 year CMT + 3.95%	1,049,286
1,440,000	Summit Midstream Holdings, LLC* 8.625%, 10/31/29	1,419,307
PRINCIPAL AMOUNT		VALUE
522,000	Sunoco, LP* 6.250%, 07/01/33	$521,776
1,460,000	TGNR Intermediate Holdings, LLC* 5.500%, 10/15/29	1,341,127
1,427,200	Transocean, Inc.* 8.750%, 02/15/30	1,395,787
1,050,000	8.250%, 05/15/29	849,440
260,000	Venture Global Calcasieu Pass, LLC* 4.125%, 08/15/31	234,031
260,000	3.875%, 08/15/29	238,675
2,357,000	Venture Global LNG, Inc.* 9.000%, 09/30/29‡ 5 year CMT + 5.44%	2,025,629
1,300,000	8.375%, 06/01/31	1,254,084
780,000	8.125%, 06/01/28	775,710
548,000	7.000%, 01/15/30	516,835
525,000	9.875%, 02/01/32	534,497
525,000	9.500%, 02/01/29	544,425
996,000	Vital Energy, Inc.*^ 7.875%, 04/15/32	771,053
1,045,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	1,025,155
1,568,000	Weatherford International, Ltd.* 8.625%, 04/30/30	1,555,848
912,000	Wildfire Intermediate Holdings, LLC* 7.500%, 10/15/29	835,073
		42,158,108
	Financials (7.3%)
1,650,000	Acrisure, LLC / Acrisure Finance, Inc.* 8.250%, 02/01/29	1,690,639
975,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust^‡ 6.950%, 03/10/55 5 year CMT + 2.72%	980,226
1,045,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer* 7.375%, 10/01/32	1,056,976
1,045,000	6.500%, 10/01/31	1,044,739
1,433,000	Ally Financial, Inc.‡ 4.700%, 05/15/26 5 year CMT + 3.87%	1,320,424
480,000	4.700%, 05/15/28 7 year CMT + 3.48%	410,597
1,082,000	AmWINS Group, Inc.* 4.875%, 06/30/29	1,031,936
1,075,000	AssuredPartners, Inc.* 5.625%, 01/15/29	1,074,140
1,050,000	Baldwin Insurance Group Holdings, LLC / Baldwin Insurance Group Holdings Finance* 7.125%, 05/15/31	1,071,514
1,045,000	Blackstone Mortgage Trust, Inc.* 7.750%, 12/01/29	1,088,033
1,050,000	Boost Newco Borrower LLC* 7.500%, 01/15/31	1,108,926

See accompanying Notes to Schedule of Investments

www.calamos.com

Convertible and High Income Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
525,000	Brandywine Operating Partnership, LP 8.875%, 04/12/29	$552,090
784,000	Bread Financial Holdings, Inc.*‡ 8.375%, 06/15/35 5 year CMT + 4.30	735,463
1,819,000	BroadStreet Partners, Inc.* 5.875%, 04/15/29	1,758,827
1,085,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC* 4.500%, 04/01/27	1,053,253
1,000,000	Burford Capital Global Financial, LLC* 6.875%, 04/15/30	999,470
1,020,000	Corebridge Financial, Inc.^‡ 6.375%, 09/15/54 5 year CMT + 2.65%	983,158
690,000	Credit Acceptance Corp.* 9.250%, 12/15/28	730,938
464,000	6.625%, 03/15/30	457,221
1,045,000	Cushman & Wakefield U.S. Borrower, LLC*^ 8.875%, 09/01/31	1,118,819
520,000	Enstar Group, Ltd.*‡ 7.500%, 04/01/45 5 year CMT + 3.19	522,574
1,170,000	GGAM Finance, Ltd.* 8.000%, 02/15/27	1,200,888
522,000	5.875%, 03/15/30	519,928
1,567,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	1,477,697
585,000	HAT Holdings I, LLC / HAT Holdings II, LLC* 8.000%, 06/15/27	602,187
1,571,000	HUB International, Ltd.* 5.625%, 12/01/29	1,540,633
785,000	7.375%, 01/31/32	809,194
781,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp. 4.375%, 02/01/29	651,448
1,635,000	Iron Mountain, Inc.* 5.250%, 03/15/28	1,610,475
1,340,000	Jefferies Finance, LLC / JFIN Co-Issuer Corp.* 5.000%, 08/15/28	1,247,661
1,015,000	6.625%, 10/15/31	996,273
1,127,000	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.* 4.750%, 06/15/29	1,081,120
1,045,000	5.250%, 10/01/25	1,041,593
656,000	7.000%, 07/15/31	678,252
900,000	LD Holdings Group, LLC* 8.750%, 11/01/27	822,249
805,620	Level 3 Financing, Inc.* 10.000%, 10/15/32	806,530
500,000	3.875%, 10/15/30	395,595
PRINCIPAL AMOUNT		VALUE
1,055,000	Macquarie Airfinance Holdings, Ltd.* 8.125%, 03/30/29	$1,105,102
1,523,000	MetLife, Inc. 6.400%, 12/15/66	1,508,425
650,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP* 4.500%, 09/30/28	613,242
525,000	Newmark Group, Inc. 7.500%, 01/12/29	549,633
715,000	OneMain Finance Corp. 3.875%, 09/15/28	662,269
530,000	7.500%, 05/15/31	538,432
985,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer* 7.000%, 02/01/30	985,512
1,305,000	Provident Funding Associates, LP / PFG Finance Corp.* 9.750%, 09/15/29	1,342,453
1,050,000	RHP Hotel Properties, LP / RHP Finance Corp.* 6.500%, 04/01/32	1,048,488
1,005,000	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.* 3.875%, 03/01/31	910,299
475,000	3.625%, 03/01/29	443,080
785,000	Saks Global Enterprises, LLC* 11.000%, 12/15/29	476,550
775,000	Service Properties Trust 8.375%, 06/15/29	756,268
1,045,000	Starwood Property Trust, Inc.* 6.000%, 04/15/30	1,036,556
522,000	6.500%, 07/01/30	526,651
1,310,000	StoneX Group, Inc.* 7.875%, 03/01/31	1,366,225
1,045,000	TrueNoord Capital DAC* 8.750%, 03/01/30	1,068,659
1,212,000	United Wholesale Mortgage, LLC* 5.500%, 04/15/29	1,176,440
525,000	5.750%, 06/15/27	518,700
622,000	Uniti Group, LP / Uniti Group Finance 2019, Inc. / CSL Capital, LLC* 10.500%, 02/15/28	660,931
525,000	6.500%, 02/15/29	480,574
525,000	VFH Parent, LLC / Valor Co-Issuer, Inc.* 7.500%, 06/15/31	539,857
1,200,000	VZ Secured Financing, BV* 5.000%, 01/15/32	1,047,756
1,045,000	XHR, LP* 6.625%, 05/15/30	1,031,509
		56,665,297
	Health Care (2.5%)
522,000	Acadia Healthcare Company, Inc.* 7.375%, 03/15/33	523,514

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Convertible and High Income Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
2,075,000	CHS/Community Health Systems, Inc.* 6.125%, 04/01/30	$1,412,619
785,000	10.875%, 01/15/32	811,415
594,000	6.875%, 04/15/29	435,634
130,000	5.250%, 05/15/30	111,093
1,220,000	DaVita, Inc.* 3.750%, 02/15/31	1,073,149
1,154,000	4.625%, 06/01/30	1,074,062
1,010,000	6.875%, 09/01/32^	1,021,150
783,000	Embecta Corp.* 5.000%, 02/15/30	705,428
260,000	6.750%, 02/15/30	252,395
525,000	Encompass Health Corp. 4.750%, 02/01/30	511,576
525,000	4.500%, 02/01/28^	517,608
1,123,000	HCA, Inc.^ 7.500%, 11/06/33	1,267,788
340,000	Jazz Securities DAC* 4.375%, 01/15/29	323,119
1,297,000	Medline Borrower, LP* 5.250%, 10/01/29	1,233,408
1,295,000	3.875%, 04/01/29	1,209,116
129,000	Medline Borrower, LP / Medline Co-Issuer, Inc.* 6.250%, 04/01/29	130,202
1,900,000	Organon & Company / Organon Foreign Debt Co-Issuer, BV* 5.125%, 04/30/31^	1,595,601
450,000	4.125%, 04/30/28	424,890
2,465,000	Tenet Healthcare Corp. 6.250%, 02/01/27	2,465,715
1,420,000	6.875%, 11/15/31	1,459,291
1,320,000	Teva Pharmaceutical Finance Netherlands III, BV 5.125%, 05/09/29	1,284,769
		19,843,542
	Industrials (4.7%)
1,050,000	Aar Escrow Issuer, LLC* 6.750%, 03/15/29	1,075,683
1,200,000	ACCO Brands Corp.*^ 4.250%, 03/15/29	1,043,628
1,055,000	Air Lease Corp.‡ 4.125%, 12/15/26 5 year CMT + 3.15%	971,170
1,750,000	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC* 4.625%, 01/15/27	1,733,025
780,000	5.875%, 02/15/28	781,459
587,000	Arcosa, Inc.* 4.375%, 04/15/29	551,340
522,000	6.875%, 08/15/32	532,163
2,746,062	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	72,194
PRINCIPAL AMOUNT		VALUE
520,000	Bombardier, Inc.* 8.750%, 11/15/30	$558,256
395,000	7.000%, 06/01/32^	399,926
325,000	7.250%, 07/01/31^	333,561
211,000	7.875%, 04/15/27	211,595
1,044,000	BWX Technologies, Inc.* 4.125%, 04/15/29	992,541
1,078,000	Cascades, Inc. / Cascades USA, Inc.* 5.375%, 01/15/28	1,052,139
257,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*µ 4.750%, 10/20/28	255,044
1,360,000	Deluxe Corp.* 8.000%, 06/01/29	1,254,083
260,000	8.125%, 09/15/29	260,460
995,000	EMRLD Borrower, LP / Emerald Co-Issuer, Inc.* 6.625%, 12/15/30	1,011,010
500,000	EnerSys* 6.625%, 01/15/32	511,085
500,000	4.375%, 12/15/27	485,210
395,000	EquipmentShare.com, Inc.* 8.625%, 05/15/32	402,762
394,000	8.000%, 03/15/33^	389,292
634,000	Graham Packaging Company, Inc.* 7.125%, 08/15/28	620,172
675,000	Graphic Packaging International, LLC* 4.750%, 07/15/27	663,181
484,000	3.500%, 03/01/29	450,599
1,141,000	Great Lakes Dredge & Dock Corp.* 5.250%, 06/01/29	1,042,075
2,438,000	H&E Equipment Services, Inc.* 3.875%, 12/15/28	2,431,661
1,350,000	Herc Holdings, Inc.* 5.500%, 07/15/27	1,336,986
525,000	6.625%, 06/15/29	519,020
788,000	JELD-WEN, Inc.*^ 7.000%, 09/01/32	693,527
280,000	4.875%, 12/15/27	258,681
1,690,000	Ken Garff Automotive, LLC* 4.875%, 09/15/28	1,632,168
650,000	Moog, Inc.* 4.250%, 12/15/27	628,238
1,040,000	Novelis Corp.* 4.750%, 01/30/30	967,907
1,045,000	Quikrete Holdings, Inc.* 6.375%, 03/01/32	1,052,858
265,000	Sealed Air Corp.* 6.500%, 07/15/32^	269,969
261,000	5.000%, 04/15/29	254,608
809,000	Sealed Air Corp./Sealed Air Corp. U.S.* 6.125%, 02/01/28	815,731
260,000	7.250%, 02/15/31	270,824
400,000	Sensata Technologies, BV*^ 4.000%, 04/15/29	368,408

See accompanying Notes to Schedule of Investments

www.calamos.com

Convertible and High Income Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
519,000	Sensata Technologies, Inc.* 3.750%, 02/15/31	$453,985
200,000	6.625%, 07/15/32	198,416
265,000	Standard Building Solutions, Inc.* 6.500%, 08/15/32	268,662
486,000	Standard Industries, Inc.* 5.000%, 02/15/27	482,928
1,125,000	TransDigm, Inc.* 6.875%, 12/15/30	1,160,629
790,000	6.750%, 08/15/28	806,472
390,000	7.125%, 12/01/31	405,912
254,000	6.625%, 03/01/32	260,607
305,505	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	291,916
575,000	Wabash National Corp.*^ 4.500%, 10/15/28	484,150
1,040,000	Waste Pro USA, Inc.* 7.000%, 02/01/33	1,064,970
604,000	Williams Scotsman, Inc.* 4.625%, 08/15/28	581,827
530,000	7.375%, 10/01/31	549,785
390,000	6.625%, 06/15/29	396,080
		36,560,578
	Information Technology (1.6%)
604,000	Coherent Corp.* 5.000%, 12/15/29	579,683
471,000	Dell International, LLC / EMC Corp.µ 6.020%, 06/15/26	476,567
522,000	Dun & Bradstreet Corp.*^ 5.000%, 12/15/29	521,514
520,000	Fair Isaac Corp.* 4.000%, 06/15/28	500,084
1,130,000	KBR, Inc.*^ 4.750%, 09/30/28	1,072,856
528,000	NCL Corp., Ltd.* 8.125%, 01/15/29	552,742
522,000	6.750%, 02/01/32	510,062
771,000	ON Semiconductor Corp.* 3.875%, 09/01/28	730,214
525,000	Open Text Corp.* 6.900%, 12/01/27	540,025
391,000	Open Text Holdings, Inc.* 4.125%, 12/01/31	349,742
908,000	Playtika Holding Corp.* 4.250%, 03/15/29	803,353
1,450,000	TTM Technologies, Inc.* 4.000%, 03/01/29	1,351,632
725,000	Twilio, Inc. 3.625%, 03/15/29	680,543
259,000	3.875%, 03/15/31	235,685
394,000	UKG, Inc.* 6.875%, 02/01/31	406,104
PRINCIPAL AMOUNT		VALUE
1,555,000	Viavi Solutions, Inc.* 3.750%, 10/01/29	$1,426,122
1,050,000	Zebra Technologies Corp.* 6.500%, 06/01/32	1,056,184
1,200,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.* 3.875%, 02/01/29	1,104,216
		12,897,328
	Materials (1.7%)
500,000	ATI, Inc. 5.875%, 12/01/27	499,795
1,045,000	Avient Corp.* 6.250%, 11/01/31	1,034,278
520,000	Celanese US Holdings, LLC^ 6.629%, 07/15/32	511,883
888,000	Chemours Company* 8.000%, 01/15/33	800,745
780,000	4.625%, 11/15/29	653,437
1,640,000	Clearwater Paper Corp.* 4.750%, 08/15/28	1,529,907
780,000	Cleveland-Cliffs, Inc.*^ 7.000%, 03/15/32	735,337
425,000	Constellium, SE*^ 6.375%, 08/15/32	418,706
784,000	JW Aluminum Continuous Cast Company* 10.250%, 04/01/30	770,970
1,040,000	Knife River Corp.* 7.750%, 05/01/31	1,089,462
1,107,000	Mercer International, Inc. 5.125%, 02/01/29	910,341
520,000	12.875%, 10/01/28*	532,121
1,015,000	OCI, NV* 6.700%, 03/16/33	1,108,766
1,194,000	Silgan Holdings, Inc. 4.125%, 02/01/28	1,147,721
1,045,000	Terex Corp* 6.250%, 10/15/32	1,001,141
442,850	Trinseo Luxco Finance SPV Sarl / Trinseo NA Finance SPV, LLC* 7.625%, 05/03/29	272,083
		13,016,693
	Other (1.5%)
1,410,000	1261229 BC, Ltd.* 10.000%, 04/15/32	1,383,492
1,030,000	Alumina Pty, Ltd.* 6.375%, 09/15/32	1,006,073
406,005	Claritev Corp.* 6.750%, 03/31/31 0.75% PIK rate	257,846
1,593,550	EchoStar Corp. 10.750%, 11/30/29	1,685,960
1,060,515	6.750%, 11/30/30 6.75% PIK Rate	987,933

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Convertible and High Income Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
475,000	Gen Digital, Inc.* 6.750%, 09/30/27	$483,355
525,000	Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings, LLC* 8.250%, 04/15/30	525,814
1,045,000	New Gold, Inc.* 6.875%, 04/01/32	1,068,972
470,000	Nissan Motor Acceptance Company, LLC* 7.050%, 09/15/28	480,838
1,045,000	Olin Corp.* 6.625%, 04/01/33	992,698
520,000	Reinsurance Group of America, Inc.‡ 6.650%, 09/15/55 5 year CMT + 2.39	505,924
1,045,000	Rfna, LP* 7.875%, 02/15/30	1,027,632
1,045,000	Stonepeak Nile Parent, LLC* 7.250%, 03/15/32	1,061,741
		11,468,278
	Real Estate (0.1%)
522,000	Forestar Group, Inc.* 6.500%, 03/15/33	508,125
	Special Purpose Acquisition Companies (0.2%)
263,000	Clydesdale Acquisition Holdings, Inc.* 6.750%, 04/15/32	269,307
1,045,000	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.* 6.750%, 01/15/30^	914,250
524,000	4.625%, 01/15/29	486,717
		1,670,274
	Utilities (0.7%)
390,000	AES Corp.‡ 7.600%, 01/15/55 5 year CMT + 3.20%	386,619
389,000	6.950%, 07/15/55 5 year CMT + 2.89	364,034
520,000	Dominion Energy, Inc.^‡ 6.625%, 05/15/55 5 year CMT + 2.21%	513,703
1,025,000	Duke Energy Corp.^‡ 6.450%, 09/01/54 5 year CMT + 2.59%	1,029,182
820,000	Entergy Corp.^‡ 7.125%, 12/01/54 5 year CMT + 2.67%	826,634
770,000	Evergy, Inc.^‡ 6.650%, 06/01/55 5 year CMT + 2.56%	749,718
780,000	NiSource, Inc.^‡ 6.950%, 11/30/54 5 year CMT + 2.45%	793,876
PRINCIPAL AMOUNT		VALUE
379,000	PPL Capital Funding, Inc.‡ 7.226%, 03/30/67 3 mo. SOFR + 2.93%	$370,806
525,000	Vistra Corp.*‡ 7.000%, 12/15/26 5 year CMT + 5.74%	530,890
270,000	8.000%, 10/15/26 5 year CMT + 6.93%	276,051
		5,841,513
	TOTAL CORPORATE BONDS (Cost $329,812,547)	314,771,767
CONVERTIBLE BONDS (90.2%)
	Communication Services (9.8%)
3,125,000	AST SpaceMobile, Inc.* 4.250%, 03/01/32	3,695,594
9,750,000	Liberty Media Corp.-Liberty Formula One^ 2.250%, 08/15/27	11,891,977
16,750,000	Live Nation Entertainment, Inc.*µ 2.875%, 01/15/30	17,309,785
5,750,000	Match Group Financeco 3, Inc.*µ 2.000%, 01/15/30	5,037,805
17,500,000	Snap, Inc.*µ 0.500%, 05/01/30	14,324,625
18,146,000	Uber Technologies, Inc.µ 0.875%, 12/01/28	23,819,347
		76,079,133
	Consumer Discretionary (12.3%)
12,250,000	Alibaba Group Holding, Ltd.* 0.500%, 06/01/31	16,114,997
5,000,000	Booking Holdings, Inc. 0.750%, 05/01/25	12,255,000
4,500,000	Carnival Corp. 5.750%, 12/01/27	7,183,935
12,500,000	DraftKings Holdings, Inc.µ 0.000%, 03/15/28	10,991,750
11,000,000	Marriott Vacations Worldwide Corp.µ 3.250%, 12/15/27	10,052,570
5,375,000	Meritage Homes Corp.*µ^ 1.750%, 05/15/28	5,248,204
12,250,000	Rivian Automotive, Inc.µ 4.625%, 03/15/29	12,476,870
1,000,000	Royal Caribbean Cruises, Ltd. 6.000%, 08/15/25	4,318,250
6,250,000	Shake Shack, Inc. 0.000%, 03/01/28	5,789,750
6,750,000	Trip.com Group, Ltd.* 0.750%, 06/15/29	7,636,005
3,750,000	Wayfair, Inc.µ 3.500%, 11/15/28	3,734,550
		95,801,881

See accompanying Notes to Schedule of Investments

www.calamos.com

Convertible and High Income Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
	Consumer Staples (1.1%)
8,250,000	Enovis Corp.µ 3.875%, 10/15/28	$8,251,403
	Energy (1.3%)
4,500,000	Kosmos Energy, Ltd. 3.125%, 03/15/30	3,099,240
5,265,000	Nabors Industries, Inc. 1.750%, 06/15/29	2,992,679
4,500,000	Northern Oil & Gas, Inc. 3.625%, 04/15/29	4,321,440
10,545,000	SunEdison, Inc.@ 0.000%, 01/15/49*!!	36,907
1,027,000	0.000%, 10/01/49	3,595
		10,453,861
	Financials (1.8%)
4,500,000	Affirm Holdings, Inc.*µ 0.750%, 12/15/29	4,084,065
6,500,000	Coinbase Global, Inc.µ 0.250%, 04/01/30	6,472,570
4,500,000	Upstart Holdings, Inc.* 1.000%, 11/15/30	3,781,530
		14,338,165
	Health Care (11.8%)
5,000,000	Alnylam Pharmaceuticals, Inc. 1.000%, 09/15/27	5,732,400
8,750,000	Alphatec Holdings, Inc.* 0.750%, 03/15/30	8,694,875
8,750,000	Dexcom, Inc.µ 0.375%, 05/15/28	7,926,363
6,250,000	Exact Sciences Corp.*µ 2.000%, 03/01/30	5,942,625
4,500,000	Haemonetics Corp.*µ 2.500%, 06/01/29	4,313,385
8,500,000	Halozyme Therapeutics, Inc.µ 0.250%, 03/01/27	8,913,525
1,750,000	Insmed, Inc. 0.750%, 06/01/28	3,941,333
8,750,000	Integer Holdings Corp.* 1.875%, 03/15/30	9,266,162
4,500,000	Ionis Pharmaceuticals, Inc.µ 1.750%, 06/15/28	4,393,665
6,655,000	Jazz Investments I, Ltd.µ 2.000%, 06/15/26^	6,865,564
4,000,000	3.125%, 09/15/30*	4,348,280
3,040,000	Lantheus Holdings, Inc. 2.625%, 12/15/27	4,519,720
3,250,000	Merit Medical Systems, Inc.* 3.000%, 02/01/29	4,145,213
11,250,000	NeoGenomics, Inc. 0.250%, 01/15/28	9,504,112
PRINCIPAL AMOUNT		VALUE
4,000,000	Sarepta Therapeutics, Inc.µ 1.250%, 09/15/27	$3,798,920
		92,306,142
	Industrials (2.5%)
4,000,000	Axon Enterprise, Inc.µ 0.500%, 12/15/27	10,860,960
3,000,000	Bloom Energy Corp. 3.000%, 06/01/28	3,798,900
4,500,000	Tetra Tech, Inc. 2.250%, 08/15/28	4,788,810
		19,448,670
	Information Technology (39.1%)
4,500,000	Advanced Energy Industries, Inc.^ 2.500%, 09/15/28	4,720,410
9,000,000	Akamai Technologies, Inc.µ 1.125%, 02/15/29	8,719,020
4,750,000	0.375%, 09/01/27	4,701,265
2,250,000	Applied Digital Corp.* 2.750%, 06/01/30	1,536,908
9,250,000	BILL Holdings, Inc.*µ 0.000%, 04/01/30	7,836,508
9,250,000	Core Scientific, Inc.* 0.000%, 06/15/31µ	7,882,202
2,710,000	3.000%, 09/01/29	2,952,897
18,500,000	Datadog, Inc.*µ 0.000%, 12/01/29	16,677,750
9,000,000	Guidewire Software, Inc.*µ 1.250%, 11/01/29	9,954,360
4,000,000	Itron, Inc.*^ 1.375%, 07/15/30	4,368,600
8,000,000	Lumentum Holdings, Inc.µ 1.500%, 12/15/29	9,143,360
8,500,000	MACOM Technology Solutions Holdings, Inc.*µ 0.000%, 12/15/29	7,954,810
18,750,000	MicroStrategy, Inc.* 0.000%, 03/01/30µ^	21,016,875
13,500,000	0.000%, 12/01/29	12,335,490
17,250,000	MKS Instruments, Inc.*µ 1.250%, 06/01/30	14,881,402
6,500,000	NCL Corp., Ltd. 1.125%, 02/15/27µ	6,137,235
3,250,000	5.375%, 08/01/25	3,405,513
11,750,000	Nutanix, Inc.*µ 0.500%, 12/15/29	12,683,890
18,500,000	ON Semiconductor Corp.µ 0.500%, 03/01/29	16,016,005
3,250,000	Palo Alto Networks, Inc.µ 0.375%, 06/01/25	12,145,250
2,500,000	PAR Technology Corp. 1.500%, 10/15/27	2,633,325
2,000,000	1.000%, 01/15/30*	1,849,120

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Convertible and High Income Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
4,750,000	Parsons Corp.µ 2.625%, 03/01/29	$5,036,188
4,000,000	Q2 Holdings, Inc. 0.750%, 06/01/26	4,433,160
8,250,000	Rapid7, Inc. 1.250%, 03/15/29	7,056,225
2,750,000	Riot Platforms, Inc.* 0.750%, 01/15/30	2,105,483
10,250,000	Seagate HDD Cayman 3.500%, 06/01/28	12,975,475
15,750,000	Shift4 Payments, Inc.µ 0.500%, 08/01/27	16,101,067
14,750,000	Snowflake, Inc.*µ 0.000%, 10/01/29	18,334,250
7,000,000	Spotify USA, Inc. 0.000%, 03/15/26	9,007,670
7,250,000	Tyler Technologies, Inc. 0.250%, 03/15/26	8,553,767
4,500,000	Unity Software, Inc.*µ 0.000%, 03/15/30	4,248,225
4,500,000	Varonis Systems, Inc.*^ 1.000%, 09/15/29	4,246,605
7,000,000	Western Digital Corp.µ 3.000%, 11/15/28	9,508,240
9,500,000	Wolfspeed, Inc. 1.875%, 12/01/29	2,760,225
5,711,000	0.250%, 02/15/28	1,704,962
4,250,000	Workiva, Inc.µ 1.250%, 08/15/28	4,018,630
3,250,000	Zscaler, Inc. 0.125%, 07/01/25	4,879,420
		304,521,787
	Materials (0.6%)
3,250,000	MP Materials Corp.* 3.000%, 03/01/30	4,540,705
	Real Estate (2.2%)
9,000,000	Digital Realty Trust, LP*µ 1.875%, 11/15/29	9,371,610
4,750,000	Welltower OP, LLC* 2.750%, 05/15/28	7,751,762
		17,123,372
	Utilities (7.7%)
9,250,000	CMS Energy Corp. 3.375%, 05/01/28	10,248,630
8,000,000	Duke Energy Corp. 4.125%, 04/15/26	8,732,320
5,500,000	NextEra Energy Capital Holdings, Inc. 3.000%, 03/01/27	6,161,980
16,500,000	PPL Capital Funding, Inc.µ 2.875%, 03/15/28	18,834,255
PRINCIPAL AMOUNT		VALUE
14,500,000	Southern Companyµ 3.875%, 12/15/25	$16,293,360
		60,270,545
	TOTAL CONVERTIBLE BONDS (Cost $730,924,919)	703,135,664
BANK LOANS (8.1%)¡
	Airlines (0.1%)
693,000	Air Canada‡ 6.323%, 03/21/31 1 mo. SOFR + 2.00%	686,143
573,255	United Airlines, Inc.‡ 6.275%, 02/22/31 3 mo. SOFR + 2.00%	572,630
		1,258,773
	Communication Services (0.9%)
402,132	Audacy Capital Corp.‡ 10.436%, 10/01/29 1 mo. SOFR + 6.00%	339,802
44,778	Audacy Capital Corp.‡ 11.436%, 10/02/28 1 mo. SOFR + 7.00%	44,890
496,199	Cincinnati Bell, Inc.‡ 7.072%, 11/22/28 1 mo. SOFR + 2.75%	493,966
489,198	Clear Channel Outdoor Holdings, Inc.‡ 8.436%, 08/23/28 1 mo. SOFR + 4.00%	475,867
941,849	CSC Holdings, LLC‡ 9.000%, 04/15/27 3 mo. Prime + 1.50%	908,823
420,000	Directv Financing, LLC! 0.000%, 08/02/29	407,560
248,185	Directv Financing, LLC‡ 9.541%, 08/02/27 3 mo. SOFR + 5.00%	248,506
769,188	Gray Television, Inc.‡ 9.574%, 06/04/29 1 mo. SOFR + 5.25%	745,250
265,000	Gray Television, Inc.! 0.000%, 06/04/29	256,753
525,000	Sinclair Television Group, Inc.‡ 7.736%, 12/31/29 1 mo. SOFR + 3.30%	414,915
1,050,000	Telesat Canada‡ 7.325%, 12/07/26 3 mo. SOFR + 2.75%	582,425
1,304,098	TripAdvisor, Inc.‡ 7.049%, 07/08/31 3 mo. SOFR + 2.75%	1,274,756
1,075,000	Virgin Media Bristol, LLC‡ 6.936%, 01/31/28 1 mo. SOFR + 2.50%	1,061,955
		7,255,468

See accompanying Notes to Schedule of Investments

www.calamos.com

Convertible and High Income Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
	Consumer Discretionary (1.6%)
318,827	American Axle & Manufacturing, Inc.‡ 7.230%, 12/13/29 3 mo. SOFR + 3.00%	$312,851
370,637	American Axle and Manufacturing, Inc.‡ 7.053%, 12/13/29 6 mo. SOFR + 3.00%	363,689
343,536	American Axle and Manufacturing, Inc.‡ 7.321%, 12/13/29 1 mo. SOFR + 3.00%	337,097
618,476	Caesars Entertainment, Inc.‡ 6.563%, 02/06/30 3 mo. SOFR + 2.25%	611,364
928,377	Carnival Corp.‡ 6.329%, 10/18/28 1 mo. SOFR + 2.00%	927,509
561,057	Carnival Corp.‡ 6.270%, 08/08/27 3 mo. SOFR + 2.00%	562,463
653,363	Chinos Intermediate Holdings A, Inc.‡ 10.280%, 09/26/31 3 mo. SOFR + 6.00%	622,057
785,000	Clarios Global, LP‡ 7.072%, 01/28/32 1 mo. SOFR + 2.75%	770,937
1,042,388	Life Time Fitness, Inc.‡ 6.785%, 11/05/31 3 mo. SOFR + 2.50%	1,037,566
1,173,150	Light & Wonder International, Inc.‡ 6.570%, 04/14/29 1 mo. SOFR + 2.25%	1,173,642
441,663	Peloton Interactive, Inc.‡ 9.813%, 05/23/29 3 mo. SOFR + 5.50%	442,491
2,251,959	PetSmart, Inc.‡ 8.172%, 02/11/28 1 mo. SOFR + 3.75%	2,226,151
783,563	Staples, Inc.‡ 10.041%, 09/04/29 3 mo. SOFR + 5.75%	678,432
1,039,500	Station Casinos, LLC‡ 6.322%, 03/14/31 1 mo. SOFR + 2.00%	1,033,476
632,797	TKC Holdings, Inc.‡ 9.323%, 05/15/28 1 mo. SOFR + 5.00%	626,469
1,036,273	Windsor Holdings III, LLC‡ 7.073%, 08/01/30 1 mo. SOFR + 2.75%	1,025,910
		12,752,104
	Consumer Staples (1.3%)
3,462,360	Amneal Pharmaceuticals, LLC‡ 9.822%, 05/04/28 1 mo. SOFR + 5.50%	3,475,569
PRINCIPAL AMOUNT		VALUE
786,050	B&G Foods, Inc.‡ 7.822%, 10/10/29 1 mo. SOFR + 3.50%	$753,625
650,000	Bausch Health Companies, Inc.‡ 10.542%, 09/25/30 1 mo. SOFR + 6.25%	614,793
1,042,138	Fiesta Purchaser, Inc.‡ 7.572%, 02/12/31 1 mo. SOFR + 3.25%	1,034,864
93,149	MPH Acquisition Holdings, LLC‡ 8.030%, 12/31/30 3 mo. SOFR + 3.75%	92,171
1,050,000	Opal Bidco SAS! 0.000%, 03/31/32	1,042,787
1,288,244	Star Parent, Inc.‡ 8.299%, 09/27/30 3 mo. SOFR + 4.00%	1,248,798
653,400	United Natural Foods, Inc.‡ 9.072%, 05/01/31 1 mo. SOFR + 4.75%	656,667
1,060,000	Veritiv Corp.‡ 8.299%, 11/30/30 3 mo. SOFR + 4.00%	1,053,131
		9,972,405
	Energy (0.4%)
975,212	ChampionX Corp.‡ 7.172%, 06/07/29 1 mo. SOFR + 2.75%	977,284
784,750	New Fortress Energy, Inc.‡ 9.795%, 10/30/28 3 mo. SOFR + 5.50%	570,415
1,532,326	Par Petroleum, LLC‡ 8.009%, 02/28/30 3 mo. SOFR + 3.75%	1,483,958
		3,031,657
	Financials (1.3%)
1,401,961	Advisor Group, Inc.‡ 7.822%, 08/17/28 1 mo. SOFR + 3.50%	1,398,386
770,294	Amynta Agency Borrower, Inc.‡ 7.322%, 12/29/31 3 mo. SOFR + 3.00%	764,436
1,287,000	AssuredPartners, Inc.‡ 7.822%, 02/14/31 1 mo. SOFR + 3.50%	1,288,544
544,510	Broadstreet Partners, Inc.‡ 7.322%, 06/13/31 1 mo. SOFR + 3.00%	542,629
1,311,713	Dragon Buyer, Inc‡ 7.299%, 09/30/31 3 mo. SOFR + 3.00%	1,305,810
1,089,034	HUB International, Ltd.‡ 6.769%, 06/20/30 3 mo. SOFR + 2.50%	1,083,306

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Convertible and High Income Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
775,188	Iron Mountain, Inc.‡ 6.322%, 01/31/31 1 mo. SOFR + 2.00%	$772,862
736,838	Jazz Financing Lux Sarl‡ 6.572%, 05/05/28 1 mo. SOFR + 2.25%	735,257
1,050,000	Level 3 Financing, Inc.‡ 8.572%, 03/27/32 1 mo. SOFR + 4.25%	1,049,344
1,050,000	VFH Parent, LLC‡ 6.822%, 06/21/31 1 mo. SOFR + 2.50%	1,047,375
		9,987,949
	Health Care (0.1%)
1,152,941	Padagis, LLC‡ 9.271%, 07/06/28 3 mo. SOFR + 4.75%	1,080,162
	Industrials (0.9%)
1,028,049	ACProducts, Inc.‡ 8.811%, 05/17/28 3 mo. SOFR + 4.25%	699,361
572,000	American Airlines, Inc.‡ 6.519%, 04/20/28 3 mo. SOFR + 2.25%	561,146
1,050,000	ECO Material Tech, Inc.‡ 7.467%, 02/12/32 6 mo. SOFR + 3.25%	1,042,125
388,050	EMRLD Borrower, LP‡ 6.799%, 08/04/31 3 mo. SOFR + 2.50%	384,090
1,042,125	MI Windows & Doors, LLC‡ 7.322%, 03/28/31 1 mo. SOFR + 3.00%	1,027,973
1,050,000	Quikrete Holdings, Inc.‡ 6.572%, 02/10/32 1 mo. SOFR + 2.25%	1,030,727
2,096,495	TransDigm, Inc.‡ 6.799%, 02/28/31 3 mo. SOFR + 2.50%	2,078,245
		6,823,667
	Information Technology (0.8%)
1,396,383	Boxer Parent Company, Inc.‡ 7.322%, 07/30/31 1 mo. SOFR + 3.00%	1,370,913
1,052,258	Camelot U.S. Acquisition, LLC‡ 7.072%, 01/31/31 1 mo. SOFR + 2.75%	1,040,420
991,764	Dun & Bradstreet Corp.‡ 6.570%, 01/18/29 1 mo. SOFR + 2.25%	989,904
803,291	II-VI, Inc.‡ 6.322%, 07/02/29 1 mo. SOFR + 2.00%	795,929
PRINCIPAL AMOUNT		VALUE
110,000	Qxo, Inc.! 0.000%, 04/23/32	$110,020
525,000	Rocket Software, Inc.! 0.000%, 11/28/28	522,154
928,081	SS&C Technologies, Inc.‡ 6.322%, 05/09/31 1 mo. SOFR + 2.00%	928,104
506,175	UKG, Inc.‡ 7.320%, 02/10/31 1 mo. SOFR + 3.00%	505,026
		6,262,470
	Materials (0.4%)
1,633,914	Ineos U.S. Finance, LLC‡ 7.572%, 02/18/30 1 mo. SOFR + 3.25%	1,533,429
770,398	Trinseo Materials Operating SCA‡ 7.075%, 05/03/28 3 mo. SOFR + 2.50%	330,189
1,056,766	W.R. Grace & Company-Conn.‡ 7.549%, 09/22/28 3 mo. SOFR + 3.25%	1,040,037
		2,903,655
	Other (0.1%)
530,000	Windstream Services, LLC‡ 9.172%, 10/01/31 1 mo. SOFR + 4.75%	528,012
	Special Purpose Acquisition Companies (0.2%)
431,067	Clydesdale Acquisition Holdings, Inc.‡ 7.497%, 04/13/29 1 mo. SOFR + 3.18%	428,616
257,050	Fertitta Entertainment, LLC‡ 7.822%, 01/27/29 1 mo. SOFR + 3.50%	251,026
1,033,500	Patagonia Holdco, LLC‡ 10.052%, 08/01/29 3 mo. SOFR + 5.75%	883,105
		1,562,747
	TOTAL BANK LOANS (Cost $65,083,505)	63,419,069
NUMBER OF SHARES		VALUE
COMMON STOCKS (0.3%)
	Communication Services (0.0%)
21,970	Altice USA, Inc. - Class A^#	54,486
17,927	Audacy, Inc.#	331,649
7,383	Cumulus Media, Inc. - Class A#	1,722
		387,857
	Consumer Discretionary (0.0%)
1,568	Rite Aid Corp.#	1,568

See accompanying Notes to Schedule of Investments

www.calamos.com

Convertible and High Income Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF SHARES		VALUE
	Energy (0.3%)
4,350	Cheniere Energy Partners, LP	$255,693
61,575	Energy Transfer, LP	1,018,450
28,485	Enterprise Products Partners, LP	851,702
7,238	EP Energy Corp.#	9,952
		2,135,797
	TOTAL COMMON STOCKS (Cost $2,794,006)	2,525,222
CONVERTIBLE PREFERRED STOCKS (11.4%)
	Financials (3.8%)
89,885	Apollo Global Management, Inc. 6.750%, 07/31/26	6,482,506
177,785	Ares Management Corp. 6.750%, 10/01/27	8,777,245
8,775	Bank of America Corp.^‡‡ 7.250%	10,267,452
87,735	KKR & Company, Inc.# 6.250%, 03/01/28	4,205,139
		29,732,342
	Industrials (3.9%)
495,965	Boeing Company 6.000%, 10/15/27	30,442,332
	Information Technology (1.6%)
161,410	Hewlett Packard Enterprise Company 7.625%, 09/01/27	8,102,782
86,505	Microchip Technology, Inc.# 7.500%, 03/15/28	4,105,527
		12,208,309
	Materials (0.6%)
143,115	Albemarle Corp. 7.250%, 03/01/27	4,383,613
	Utilities (1.5%)
194,000	NextEra Energy, Inc. 6.926%, 09/01/25^	7,469,000
91,805	7.299%, 06/01/27	4,258,834
		11,727,834
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $93,012,539)	88,494,430
PREFERRED STOCKS (0.1%)
	Communication Services (0.1%)
27,800	Qwest Corp. 6.500%, 09/01/56	483,720
8,366	Telephone and Data Systems, Inc. 6.625%, 03/31/26	174,264
NUMBER OF SHARES		VALUE
8,665	United States Cellular Corp. 6.250%, 09/01/69	$204,494
7,072	5.500%, 03/01/70	155,301
808	5.500%, 06/01/70	17,921
		1,035,700
	Consumer Discretionary (0.0%)
6,662	Guitar Center, Inc.#	99,930
	TOTAL PREFERRED STOCKS (Cost $1,718,042)	1,135,630
WARRANTS (0.0%)#
	Communication Services (0.0%)
3,271	Audacy Capital, LLC 09/30/28, Strike $1.00	—
545	Audacy Capital, LLC 09/30/28, Strike $1.00	—
		—
	Energy (0.0%)
52,447	Mcdermott International, Ltd. 06/30/27, Strike $15.98	5
47,202	Mcdermott International, Ltd. 06/30/27, Strike $12.33	5
		10
	TOTAL WARRANTS (Cost $20,126)	10
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED PURCHASED OPTION (0.0%)#
	Industrials (0.0%)
3,500	American Airlines Group, Inc.
3,482,500	Call, 06/20/25, Strike $17.00 (Cost $856,876)	10,500
	TOTAL INVESTMENTS (150.6%) (Cost $1,225,027,957)	1,174,313,230
MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-18.5%)		(144,500,000)
LIABILITIES, LESS OTHER ASSETS (-32.1%)		(250,411,437)
NET ASSETS (100.0%)		$779,401,793

NOTES TO SCHEDULE OF INVESTMENTS

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Convertible and High Income Fund Schedule of Investments April 30, 2025 (Unaudited)

µ  Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $430,865,046.

^  Security, or portion of security, is on loan.

‡  Variable rate security. The rate shown is the rate in effect at April 30, 2025.

@  In default status and considered non-income producing.

!!  Restricted security—The Fund may own investment securities that have other legal or contractual limitations.

RESTRICTED SECURITY	ACQUISITION DATE	ACQUISITION COST
Rite Aid Corp.	09/04/2024	$—
SunEdison, Inc.	10/13/2022	—
	TOTAL	$—

¡  Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.

!  This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

#  Non-income producing security.

‡‡  Perpetual maturity.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2025 (see Note 1):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Asset Backed Securities	$—	$820,938	$—	$820,938
Corporate Bonds	—	314,771,767	—	314,771,767
Convertible Bonds	—	703,135,664	—	703,135,664
Bank Loans	—	63,419,069	—	63,419,069
Common Stocks	2,525,222	—	—	2,525,222
Convertible Preferred Stocks	88,494,430	—	—	88,494,430
Preferred Stocks	1,135,630	—	—	1,135,630
Warrants	10	—	—	10
Exchange-Traded Purchased Option	10,500	—	—	10,500
Total	$92,165,792	$1,082,147,438	$—	$1,174,313,230

See accompanying Notes to Schedule of Investments

www.calamos.com

Convertible and High Income Fund Schedule of Investments April 30, 2025 (Unaudited)

SECTOR WEIGHTINGS

Information Technology	27.1%
Consumer Discretionary	14.2
Communication Services	9.2
Health Care	9.1
Financials	8.9
Industrials	7.5
Utilities	6.3
Energy	4.7
Consumer Staples	2.7
Materials	2.0
Real Estate	1.4
Airlines	0.4
Special Purpose Acquisition Companies	0.3

Sector weightings are based on managed assets and may vary over time. Sector Weightings exclude any government/sovereign bonds or options on broad market indexes the Fund may hold.

ASSET ALLOCATION

Fund asset allocations are based on total investments and may vary over time.

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Strategic Total Return Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
ASSET BACKED SECURITY (0.0%)
	Other (0.0%)
955,000	SVC ABS, LLC Series 2023-1A, Class C* 6.700%, 02/20/53 (Cost $904,887)	$922,348
CORPORATE BONDS (14.8%)
	Airlines (0.2%)
906,154	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	899,448
225,383	Alaska Airlines Pass Through Trust Series 2020-1, Class B* 8.000%, 02/15/27	227,026
1,106,700	American Airlines Pass Through Trust Series 2021-1, Class B 3.950%, 01/11/32	1,035,694
975,064	British Airways Pass Through Trust Series 2021-1, Class B* 3.900%, 03/15/33	917,701
1,173,448	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	1,189,747
		4,269,616
	Communication Services (1.3%)
720,000	Altice Financing, SA* 5.750%, 08/15/29	530,158
1,415,000	APi Group DE, Inc.* 4.750%, 10/15/29	1,335,279
80,000	Bell Telephone Company of Canada or Bell Canada‡ 7.000%, 09/15/55 5 year CMT + 2.36	79,742
1,070,000	Cincinnati Bell Telephone Company, LLC 6.300%, 12/01/28	1,008,111
600,000	Clear Channel Outdoor Holdings, Inc.* 7.875%, 04/01/30	601,152
530,000	9.000%, 09/15/28	549,737
550,000	Connect Finco SARL / Connect US Finco, LLC* 9.000%, 09/15/29	514,701
1,665,000	Consolidated Communications, Inc.* 6.500%, 10/01/28	1,640,708
2,000,000	CSC Holdings, LLC* 4.625%, 12/01/30	927,460
1,960,000	4.500%, 11/15/31	1,335,564
1,046,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.* 5.875%, 08/15/27	1,011,921
1,795,000	Frontier California, Inc. 6.750%, 05/15/27	1,782,866
298,000	Frontier Communications Holdings, LLC* 8.750%, 05/15/30	312,110
PRINCIPAL AMOUNT		VALUE
1,933,000	Frontier Florida, LLC 6.860%, 02/01/28	$1,981,112
1,785,000	Frontier North, Inc. 6.730%, 02/15/28	1,817,505
1,030,000	Go Daddy Operating Company, LLC / GD Finance Company, Inc.* 3.500%, 03/01/29	962,236
600,000	Gray Media, Inc.* 5.375%, 11/15/31	358,788
1,210,000	Hughes Satellite Systems Corp.^ 5.250%, 08/01/26	1,128,555
600,000	iHeartCommunications, Inc.* 10.875%, 05/01/30	252,984
400,500	7.750%, 08/15/30	289,594
515,000	LCPR Senior Secured Financing DAC* 6.750%, 10/15/27	424,005
900,000	Lumen Technologies, Inc. 7.600%, 09/15/39	661,698
885,000	10.000%, 10/15/32*	884,106
596,000	Match Group Holdings II, LLC* 3.625%, 10/01/31	511,654
1,160,000	Paramount Global 4.900%, 08/15/44	873,155
286,000	6.375%, 03/30/62‡ 5 year CMT + 4.00%	275,249
419,000	Qwest Corp. 7.250%, 09/15/25	417,969
840,000	Rogers Communications, Inc.‡ 7.125%, 04/15/55 5 year CMT + 2.62	836,691
840,000	7.000%, 04/15/55 5 year CMT + 2.65	844,032
155,000	5.250%, 03/15/82* 5 year CMT + 3.59%	151,291
591,000	Scripps Escrow II, Inc.* 3.875%, 01/15/29^	455,253
295,000	5.375%, 01/15/31	168,244
385,000	Scripps Escrow, Inc.*^ 5.875%, 07/15/27	305,051
605,000	Sinclair Television Group, Inc.* 8.125%, 02/15/33	599,924
1,498,000	Sirius XM Radio, LLC* 3.875%, 09/01/31^	1,285,883
895,000	5.500%, 07/01/29	872,885
585,000	3.125%, 09/01/26	569,925
1,084,000	Spanish Broadcasting System, Inc.* 9.750%, 03/01/26	693,977
740,000	Stagwell Global, LLC* 5.625%, 08/15/29	699,396
591,000	Telesat Canada / Telesat, LLC* 4.875%, 06/01/27	324,081
900,000	Time Warner Cable, LLC 6.550%, 05/01/37	888,723
480,000	7.300%, 07/01/38	500,150

See accompanying Notes to Schedule of Investments

www.calamos.com

Strategic Total Return Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
466,000	United States Cellular Corp. 6.700%, 12/15/33	$504,809
906,000	Univision Communications, Inc.* 8.000%, 08/15/28	882,045
605,000	8.500%, 07/31/31	572,487
125,000	Vodafone Group, PLC‡ 7.000%, 04/04/79 U.S. 5yr Swap + 4.87%	128,635
		33,751,601
	Consumer Discretionary (3.0%)
1,800,000	Adams Homes, Inc.* 9.250%, 10/15/28	1,809,180
1,625,000	Adient Global Holdings, Ltd.*^ 8.250%, 04/15/31	1,610,846
605,000	7.500%, 02/15/33	573,830
2,105,000	Aptiv Swiss Holdings, Ltd.‡ 6.875%, 12/15/54 5 year CMT + 3.39%	1,970,975
1,043,000	Ashton Woods USA, LLC / Ashton Woods Finance Company* 4.625%, 08/01/29	968,822
1,487,000	At Home Group, Inc.* 4.875%, 07/15/28	400,999
1,577,000	Bath & Body Works, Inc. 6.694%, 01/15/27^	1,608,225
875,000	6.875%, 11/01/35	880,757
460,000	6.625%, 10/01/30*	469,034
800,000	Benteler International AG* 10.500%, 05/15/28	817,200
735,000	Caesars Entertainment, Inc.* 6.000%, 10/15/32^	693,443
728,000	4.625%, 10/15/29^	674,456
460,000	7.000%, 02/15/30	471,574
601,000	Carnival Corp.* 4.000%, 08/01/28	574,274
441,000	7.625%, 03/01/26	441,622
75,000	7.000%, 08/15/29	78,326
294,735	Carvana Company* 9.000%, 06/01/31	332,573
231,254	9.000%, 06/01/30	245,268
130,666	9.000%, 12/01/28	134,385
2,650,000	CCO Holdings, LLC / CCO Holdings Capital Corp.* 4.750%, 03/01/30	2,506,423
2,430,000	5.125%, 05/01/27	2,397,608
2,110,000	4.500%, 08/15/30	1,962,173
1,370,000	6.375%, 09/01/29	1,383,947
1,198,000	4.250%, 02/01/31	1,084,070
620,000	5.000%, 02/01/28	605,461
596,000	4.750%, 02/01/32	540,828
600,000	Churchill Downs, Inc.* 6.750%, 05/01/31	606,870
596,000	5.750%, 04/01/30	583,538
985,000	Dana, Inc.^ 4.250%, 09/01/30	908,534
896,000	4.500%, 02/15/32	805,862
PRINCIPAL AMOUNT		VALUE
588,000	DISH DBS Corp. 5.125%, 06/01/29	$368,294
443,000	7.375%, 07/01/28	299,964
1,200,000	DISH Network Corp.* 11.750%, 11/15/27	1,261,752
1,675,000	Empire Resorts, Inc.* 7.750%, 11/01/26	1,597,397
1,308,000	Everi Holdings, Inc.* 5.000%, 07/15/29	1,314,775
1,240,000	Ford Motor Company^ 6.100%, 08/19/32	1,190,152
1,885,000	Ford Motor Credit Company, LLC 4.000%, 11/13/30	1,678,762
1,555,000	7.200%, 06/10/30	1,603,423
1,450,000	5.113%, 05/03/29	1,390,709
1,000,000	2.900%, 02/16/28	916,310
447,000	Gap, Inc.* 3.875%, 10/01/31	387,375
600,000	General Motors Company 5.200%, 04/01/45	493,728
310,000	General Motors Financial Company, Inc.‡ 5.700%, 09/30/30^ 5 year CMT + 5.00%	292,944
155,000	6.500%, 09/30/28 3 mo. USD LIBOR + 3.44%	146,165
2,100,000	goeasy, Ltd.* 9.250%, 12/01/28	2,200,968
1,079,000	7.625%, 07/01/29	1,088,668
1,800,000	Goodyear Tire & Rubber Company^ 5.625%, 04/30/33	1,665,234
635,000	5.250%, 07/15/31	593,801
775,000	Group 1 Automotive, Inc.* 6.375%, 01/15/30	785,292
511,000	4.000%, 08/15/28	486,125
268,987	JetBlue Pass Through Trust Series 2019-2, Class B 8.000%, 11/15/27	269,000
1,655,000	Kohl's Corp. 5.550%, 07/17/45	788,161
1,200,000	LCM Investments Holdings II, LLC* 8.250%, 08/01/31	1,257,564
1,175,000	Liberty Interactive, LLC 8.250%, 02/01/30	439,955
1,210,000	Life Time, Inc.* 6.000%, 11/15/31	1,208,560
600,000	Light & Wonder International, Inc.* 7.500%, 09/01/31	616,938
450,000	Lindblad Expeditions Holdings, Inc.* 9.000%, 05/15/28	463,127
767,000	Lindblad Expeditions, LLC* 6.750%, 02/15/27	765,274
780,000	M/I Homes, Inc. 3.950%, 02/15/30	708,802

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Strategic Total Return Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
1,392,000	Macy's Retail Holdings, LLC 6.700%, 07/15/34*	$1,168,835
905,000	4.300%, 02/15/43	543,615
2,350,000	MGM Resorts International^ 6.500%, 04/15/32	2,318,486
1,518,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.* 4.875%, 05/01/29	1,438,320
1,205,000	Newell Brands, Inc. 6.875%, 04/01/36^	1,050,398
605,000	6.625%, 05/15/32^	543,338
453,000	5.700%, 04/01/26	447,632
600,000	Nordstrom, Inc. 5.000%, 01/15/44	421,200
1,028,000	Patrick Industries, Inc.* 4.750%, 05/01/29	979,982
605,000	6.375%, 11/01/32	588,726
1,370,000	PENN Entertainment, Inc.*^ 4.125%, 07/01/29	1,203,805
1,670,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.* 5.625%, 09/01/29	979,856
600,000	QVC, Inc. 5.450%, 08/15/34	295,056
600,000	Raising Cane's Restaurants, LLC* 9.375%, 05/01/29	637,596
90,933	Rite Aid Cmsr Note 12.000%, 12/31/25	104,573
1,974,000	Rite Aid Corp. 0.000%, 11/15/26*@!!	2
667,381	15.000%, 08/30/31	117,636
358,947	0.000%, 10/18/25*	—
129,731	11.317%, 08/30/31* 3 mo. SOFR + 7.00%	90,812
122,236	Rite Aid Note Holder Trust Bond 0.000%, 08/30/34	—
1,210,000	Rivers Enterprise Borrower, LLC / Rivers Enterprise Finance Corp.* 6.625%, 02/01/33	1,196,799
151,000	Royal Caribbean Cruises, Ltd.* 5.625%, 09/30/31	150,022
150,000	6.250%, 03/15/32	152,393
1,065,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed* 4.625%, 03/01/29	991,014
1,800,000	Six Flags Entertainment Corp.* 7.250%, 05/15/31	1,826,964
900,000	Six Flags Entertainment Corp. / Canada's Wonderland Company / Magnum Management Corp. 5.250%, 07/15/29	859,347
748,000	Sonic Automotive, Inc.* 4.625%, 11/15/29	702,163
PRINCIPAL AMOUNT		VALUE
837,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	$805,403
1,270,000	Station Casinos, LLC* 4.500%, 02/15/28	1,227,455
1,200,000	STL Holding Company, LLC* 8.750%, 02/15/29	1,223,820
300,000	Viking Cruises, Ltd.* 9.125%, 07/15/31	321,093
1,200,000	ZF North America Capital, Inc.* 7.125%, 04/14/30	1,108,560
		77,915,223
	Consumer Staples (0.6%)
600,000	Brink's Company* 6.750%, 06/15/32	615,018
600,000	6.500%, 06/15/29	612,504
1,358,000	Central Garden & Pet Company* 4.125%, 04/30/31	1,224,074
1,349,000	Edgewell Personal Care Company* 4.125%, 04/01/29	1,263,716
1,641,000	Energizer Holdings, Inc.* 4.375%, 03/31/29	1,533,285
298,000	6.500%, 12/31/27	299,812
320,000	JBS USA Holding Lux Sarl/ JBS USA Food Company/ JBS Lux Company Sarl 5.750%, 04/01/33	326,704
189,000	5.500%, 01/15/30	192,173
290,000	Land O' Lakes, Inc.* 7.000%, 09/18/28	235,755
1,003,841	MPH Acquisition Holdings, LLC* 6.750%, 03/31/31 0.75% PIK rate	674,431
490,730	5.750%, 12/31/30	382,475
427,568	11.500%, 12/31/30 6.50% Cash & 5.00% PIK Rate	399,904
751,000	New Albertsons, LP 7.750%, 06/15/26	770,481
800,000	Opal Bidco, SAS* 6.500%, 03/31/32	801,408
1,192,000	Performance Food Group, Inc.* 4.250%, 08/01/29	1,129,110
303,000	6.125%, 09/15/32	304,397
900,000	Pilgrim's Pride Corp. 4.250%, 04/15/31	853,164
1,200,000	Post Holdings, Inc.* 6.250%, 02/15/32	1,211,604
900,000	6.375%, 03/01/33	892,719
1,124,000	Prestige Brands, Inc.* 3.750%, 04/01/31	1,016,411
910,000	RR Donnelley & Sons Company* 9.500%, 08/01/29	869,432
1,015,000	United Natural Foods, Inc.*^ 6.750%, 10/15/28	997,532
607,000	Walgreens Boots Alliance, Inc. 4.650%, 06/01/46	551,247
		17,157,356

See accompanying Notes to Schedule of Investments

www.calamos.com

Strategic Total Return Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
	Energy (1.9%)
1,210,000	Ascent Resources Utica Holdings, LLC / ARU Finance Corp.* 6.625%, 10/15/32	$1,198,251
903,000	Buckeye Partners, LP 6.750%, 02/01/30*	919,218
600,000	5.850%, 11/15/43	504,450
452,000	6.875%, 07/01/29*	460,873
1,471,000	Civitas Resources, Inc.* 8.750%, 07/01/31	1,398,509
900,000	Continental Resources, Inc. 4.900%, 06/01/44	695,151
921,000	DT Midstream, Inc.* 4.125%, 06/15/29	865,086
902,000	Enbridge, Inc.‡ 7.375%, 03/15/55 5 year CMT + 3.12%	911,516
760,000	7.200%, 06/27/54 5 year CMT + 2.97%	759,020
395,000	5.750%, 07/15/80 5 year CMT + 5.31%	380,725
350,000	7.375%, 01/15/83^ 5 year CMT + 3.71%	352,254
1,502,000	Encino Acquisition Partners Holdings, LLC* 8.750%, 05/01/31	1,533,407
1,110,000	Energy Transfer, LP‡ 7.555%, 11/01/66^ 3 mo. SOFR + 3.28%	1,076,589
1,015,000	6.500%, 11/15/26 5 year CMT + 5.69%	1,010,767
765,000	7.125%, 10/01/54^ 5 year CMT + 2.83%	757,327
155,000	8.000%, 05/15/54 5 year CMT + 4.02%	161,012
80,000	Enterprise Products Operating, LLC‡ 5.250%, 08/16/77^ 3 mo. SOFR + 3.29%	77,652
75,000	7.571%, 08/16/77 3 mo. SOFR + 3.25%	73,722
1,970,000	EQT Corp.* 7.500%, 06/01/27	2,003,135
885,000	Genesis Energy, LP / Genesis Energy Finance Corp. 8.875%, 04/15/30	904,497
605,000	8.000%, 05/15/33	588,937
1,700,000	Gulfport Energy Operating Corp.* 6.750%, 09/01/29	1,679,906
1,200,000	Howard Midstream Energy Partners, LLC* 7.375%, 07/15/32	1,229,292
1,210,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.875%, 12/01/32	1,174,523
1,207,000	Matador Resources Company* 6.500%, 04/15/32	1,163,741
PRINCIPAL AMOUNT		VALUE
1,287,000	Nabors Industries, Inc.* 9.125%, 01/31/30	$1,168,647
450,000	Nabors Industries, Ltd.*^ 7.500%, 01/15/28	358,317
910,000	New Fortress Energy, Inc.*^ 6.500%, 09/30/26	747,747
1,255,000	Oceaneering International, Inc. 6.000%, 02/01/28	1,197,245
745,000	ONEOK, Inc.* 6.500%, 09/01/30	789,625
1,815,000	Parkland Corp.* 6.625%, 08/15/32	1,807,014
1,155,000	Permian Resources Operating, LLC* 7.000%, 01/15/32	1,164,552
303,000	6.250%, 02/01/33	296,716
1,390,000	Plains All American Pipeline, LP‡ 8.695%, 05/31/25 3 mo. SOFR + 4.37%	1,374,210
1,450,000	South Bow Canadian Infrastructure Holdings, Ltd.*‡ 7.625%, 03/01/55 5 year CMT + 3.95%	1,449,014
85,000	7.500%, 03/01/55 5 year CMT + 3.67%	83,678
1,658,000	Summit Midstream Holdings, LLC* 8.625%, 10/31/29	1,634,175
605,000	Sunoco, LP* 6.250%, 07/01/33	604,740
1,670,000	TGNR Intermediate Holdings, LLC* 5.500%, 10/15/29	1,534,029
1,662,400	Transocean, Inc.* 8.750%, 02/15/30	1,625,811
1,215,000	8.250%, 05/15/29	982,923
300,000	Venture Global Calcasieu Pass, LLC* 4.125%, 08/15/31	270,036
300,000	3.875%, 08/15/29	275,394
3,035,000	Venture Global LNG, Inc.* 9.000%, 09/30/29‡ 5 year CMT + 5.44%	2,608,309
1,505,000	8.375%, 06/01/31	1,451,843
900,000	8.125%, 06/01/28	895,050
635,000	7.000%, 01/15/30	598,888
600,000	9.875%, 02/01/32	610,854
600,000	9.500%, 02/01/29	622,200
1,155,000	Vital Energy, Inc.*^ 7.875%, 04/15/32	894,143
1,200,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	1,177,212
1,810,000	Weatherford International, Ltd.* 8.625%, 04/30/30	1,795,972
1,061,000	Wildfire Intermediate Holdings, LLC* 7.500%, 10/15/29	971,505
		50,869,409

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Strategic Total Return Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
	Financials (3.1%)
1,900,000	Acrisure, LLC / Acrisure Finance, Inc.* 8.250%, 02/01/29	$1,946,797
1,300,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust‡ 6.950%, 03/10/55^ 5 year CMT + 2.72%	1,306,968
170,000	6.500%, 01/31/56 5 year CMT + 2.44	165,121
255,000	Aircastle, Ltd.*‡ 5.250%, 06/15/26 5 year CMT + 4.41%	248,018
1,210,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer* 7.375%, 10/01/32	1,223,867
1,210,000	6.500%, 10/01/31	1,209,697
200,000	Allianz, SE*‡ 5.600%, 09/03/54 5 year CMT + 2.77%	194,584
140,000	Allstate Corp.‡ 7.523%, 08/15/53 3 mo. SOFR + 3.20%	138,918
2,082,000	Ally Financial, Inc.‡ 4.700%, 05/15/26 5 year CMT + 3.87%	1,918,438
850,000	4.700%, 05/15/28 7 year CMT + 3.48%	727,098
1,265,000	AmWINS Group, Inc.* 4.875%, 06/30/29	1,206,468
460,000	Ares Finance Company III, LLC*‡^ 4.125%, 06/30/51 5 year CMT + 3.24%	443,058
1,245,000	AssuredPartners, Inc.* 5.625%, 01/15/29	1,244,004
350,000	AXIS Specialty Finance, LLC‡ 4.900%, 01/15/40 5 year CMT + 3.19%	331,748
1,200,000	Baldwin Insurance Group Holdings, LLC / Baldwin Insurance Group Holdings Finance* 7.125%, 05/15/31	1,224,588
325,000	Bank of America Corp.‡ 6.625%, 05/01/30	325,900
304,000	6.125%, 04/27/27^ 5 year CMT + 3.23%	303,851
428,000	Bank of New York Mellon Corp.‡^ 4.700%, 09/20/25 5 year CMT + 4.36%	426,014
100,000	Beacon Funding Trust*^ 6.266%, 08/15/54	97,427
1,210,000	Blackstone Mortgage Trust, Inc.* 7.750%, 12/01/29	1,259,828
1,250,000	Boost Newco Borrower LLC* 7.500%, 01/15/31	1,320,150
PRINCIPAL AMOUNT		VALUE
285,000	BP Capital Markets, PLC‡ 4.375%, 06/22/25 5 year CMT + 4.04%	$283,849
280,000	4.875%, 03/22/30^ 5 year CMT + 4.40%	266,568
600,000	Brandywine Operating Partnership, LP 8.875%, 04/12/29	630,960
907,000	Bread Financial Holdings, Inc.*‡ 8.375%, 06/15/35 5 year CMT + 4.30	850,848
2,079,000	BroadStreet Partners, Inc.* 5.875%, 04/15/29	2,010,227
1,250,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC* 4.500%, 04/01/27	1,213,425
1,200,000	Burford Capital Global Financial, LLC* 6.875%, 04/15/30	1,199,364
573,000	Capital One Financial Corp.‡ 3.950%, 09/01/26 5 year CMT + 3.16%	547,129
285,000	Charles Schwab Corp.‡ 5.375%, 06/01/25 5 year CMT + 4.97%	284,661
147,000	4.000%, 12/01/30 10 year CMT + 3.08%	128,422
135,000	4.000%, 06/01/26 5 year CMT + 3.17%	130,773
509,000	Citigroup, Inc.‡ 3.875%, 02/18/26 5 year CMT + 3.42%	495,603
170,000	6.950%, 02/15/30 5 year CMT + 2.73	167,367
155,000	7.200%, 05/15/29 5 year CMT + 2.91%	154,485
150,000	7.625%, 11/15/28 5 year CMT + 3.21%	154,247
150,000	4.000%, 12/10/25 5 year CMT + 3.60%	146,966
450,000	Citizens Financial Group, Inc.‡ 4.000%, 10/06/26 5 year CMT + 3.22%	423,220
155,000	5.650%, 10/06/25 5 year CMT + 5.31%	153,861
395,000	Comerica, Inc.‡ 5.625%, 07/01/25 5 year CMT + 5.29%	393,045
1,340,000	Corebridge Financial, Inc.‡ 6.375%, 09/15/54 5 year CMT + 2.65%	1,291,599
145,000	6.875%, 12/15/52 5 year CMT + 3.85%	146,813
800,000	Credit Acceptance Corp.* 9.250%, 12/15/28	847,464
538,000	6.625%, 03/15/30	530,140

See accompanying Notes to Schedule of Investments

www.calamos.com

Strategic Total Return Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
1,205,000	Cushman & Wakefield U.S. Borrower, LLC*^ 8.875%, 09/01/31	$1,290,121
250,000	Depository Trust & Clearing Corp.*‡ 3.375%, 06/20/26 5 year CMT + 2.61%	240,880
275,000	Discover Financial Services‡ 5.500%, 10/30/27 3 mo. SOFR + 3.34%	263,060
245,000	6.125%, 06/23/25 5 year CMT + 5.78%	245,044
335,000	Enstar Finance, LLC‡ 5.500%, 01/15/42 5 year CMT + 4.01%	321,741
690,000	Enstar Group, Ltd.*‡ 7.500%, 04/01/45 5 year CMT + 3.19	693,415
605,000	Fifth Third Bancorp‡ 4.500%, 09/30/25 5 year CMT + 4.22%	599,749
70,000	First Citizens BancShares, Inc.‡ 8.533%, 01/04/27 3 mo. SOFR + 4.23%	71,300
1,350,000	GGAM Finance, Ltd.* 8.000%, 02/15/27	1,385,640
605,000	5.875%, 03/15/30	602,598
1,777,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	1,675,729
310,000	Goldman Sachs Group, Inc.‡ 7.186%, 08/10/25 5 year CMT + 2.85%	308,927
153,000	4.125%, 11/10/26 5 year CMT + 2.95%	146,571
149,000	7.500%, 02/10/29 5 year CMT + 3.16%	154,260
85,000	7.500%, 05/10/29 5 year CMT + 2.81%	87,024
655,000	HAT Holdings I, LLC / HAT Holdings II, LLC* 8.000%, 06/15/27	674,244
1,785,000	HUB International, Ltd.* 5.625%, 12/01/29	1,750,496
900,000	7.375%, 01/31/32	927,738
350,000	Huntington Bancshares, Inc.‡ 4.450%, 10/15/27 7 year CMT + 4.05%	334,201
210,000	5.625%, 07/15/30 10 year CMT + 4.95%	207,184
892,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp. 4.375%, 02/01/29	744,035
1,865,000	Iron Mountain, Inc.* 5.250%, 03/15/28	1,837,025
PRINCIPAL AMOUNT		VALUE
1,525,000	Jefferies Finance, LLC / JFIN Co-Issuer Corp.* 5.000%, 08/15/28	$1,419,912
1,175,000	6.625%, 10/15/31	1,153,321
630,000	JPMorgan Chase & Company‡^ 3.650%, 06/01/26 5 year CMT + 2.85%	612,883
320,000	KeyCorp‡ 5.000%, 09/15/26 3 mo. SOFR + 3.87%	310,576
1,296,000	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.* 4.750%, 06/15/29	1,243,240
1,188,000	5.250%, 10/01/25	1,184,127
750,000	7.000%, 07/15/31	775,440
1,050,000	LD Holdings Group, LLC* 8.750%, 11/01/27	959,290
920,420	Level 3 Financing, Inc.* 10.000%, 10/15/32	921,460
600,000	3.875%, 10/15/30	474,714
525,000	Liberty Mutual Group, Inc.*‡ 4.125%, 12/15/51 5 year CMT + 3.32%	496,093
85,000	M&T Bank Corp.‡ 5.125%, 11/01/26 3 mo. SOFR + 3.78%	82,516
80,000	7.304%, 08/01/25 5 year CMT + 3.17%	79,380
1,200,000	Macquarie Airfinance Holdings, Ltd.* 8.125%, 03/30/29	1,256,988
280,000	Markel Group, Inc.‡ 6.000%, 06/01/25 5 year CMT + 5.66%	279,331
2,001,000	MetLife, Inc. 6.400%, 12/15/66	1,981,850
780,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP* 4.500%, 09/30/28	735,891
600,000	Newmark Group, Inc. 7.500%, 01/12/29	628,152
230,000	Northern Trust Corp.‡ 4.600%, 10/01/26 3 mo. SOFR + 3.46%	225,763
820,000	OneMain Finance Corp. 3.875%, 09/15/28	759,525
600,000	7.500%, 05/15/31	609,546
1,145,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer* 7.000%, 02/01/30	1,145,595
442,000	PartnerRe Finance B, LLC‡ 4.500%, 10/01/50 5 year CMT + 3.82%	404,770
315,000	PNC Financial Services Group, Inc.‡ 3.400%, 09/15/26^ 5 year CMT + 2.60%	295,697

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Strategic Total Return Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
140,000	6.200%, 09/15/27^ 5 year CMT + 3.24%	$140,300
140,000	6.000%, 05/15/27 5 year CMT + 3.00%	139,192
1,512,000	Provident Funding Associates, LP / PFG Finance Corp.* 9.750%, 09/15/29	1,555,394
480,000	QBE Insurance Group, Ltd.*‡ 5.875%, 05/12/25 5 year CMT + 5.51%	479,890
1,200,000	RHP Hotel Properties, LP / RHP Finance Corp.* 6.500%, 04/01/32	1,198,272
1,094,000	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.* 3.875%, 03/01/31	990,912
555,000	3.625%, 03/01/29	517,704
915,000	Saks Global Enterprises, LLC* 11.000%, 12/15/29	555,469
900,000	Service Properties Trust 8.375%, 06/15/29	878,247
1,210,000	Starwood Property Trust, Inc.* 6.000%, 04/15/30	1,200,223
605,000	6.500%, 07/01/30	610,391
160,000	State Street Corp.‡ 6.700%, 09/15/29 5 year CMT + 2.63%	160,976
1,500,000	StoneX Group, Inc.* 7.875%, 03/01/31	1,564,380
1,210,000	TrueNoord Capital DAC* 8.750%, 03/01/30	1,237,394
295,000	Truist Financial Corp.‡ 6.669%, 09/01/25^ 5 year CMT + 3.00%	290,513
285,000	4.950%, 09/01/25 5 year CMT + 4.61%	283,678
108,000	5.100%, 03/01/30 10 year CMT + 4.35%	103,823
320,000	U.S. Bancorp‡ 5.300%, 04/15/27 3 mo. SOFR + 3.18%	312,048
1,383,000	United Wholesale Mortgage, LLC* 5.500%, 04/15/29	1,342,423
600,000	5.750%, 06/15/27	592,800
718,000	Uniti Group, LP / Uniti Group Finance 2019, Inc. / CSL Capital, LLC* 10.500%, 02/15/28	762,940
600,000	6.500%, 02/15/29	549,228
85,000	US Bancorp‡ 3.700%, 01/15/27 5 year CMT + 2.54%	79,716
600,000	VFH Parent, LLC / Valor Co-Issuer, Inc.* 7.500%, 06/15/31	616,980
1,340,000	VZ Secured Financing, BV* 5.000%, 01/15/32	1,169,994
PRINCIPAL AMOUNT		VALUE
620,000	Wells Fargo & Company‡ 3.900%, 03/15/26 5 year CMT + 3.45%	$608,933
560,000	7.625%, 09/15/28 5 year CMT + 3.61%	592,194
1,210,000	XHR, LP* 6.625%, 05/15/30	1,194,379
		82,039,013
	Health Care (0.9%)
605,000	Acadia Healthcare Company, Inc.* 7.375%, 03/15/33	606,755
2,392,000	CHS/Community Health Systems, Inc.* 6.125%, 04/01/30	1,628,426
900,000	10.875%, 01/15/32	930,285
663,000	6.875%, 04/15/29	486,238
149,000	5.250%, 05/15/30	127,329
1,395,000	DaVita, Inc.* 3.750%, 02/15/31	1,227,084
1,326,000	4.625%, 06/01/30	1,234,148
1,175,000	6.875%, 09/01/32^	1,187,972
894,000	Embecta Corp.* 5.000%, 02/15/30	805,431
298,000	6.750%, 02/15/30	289,284
600,000	Encompass Health Corp. 4.750%, 02/01/30	584,658
600,000	4.500%, 02/01/28	591,552
1,246,000	HCA, Inc. 7.500%, 11/06/33	1,406,647
350,000	Jazz Securities DAC* 4.375%, 01/15/29	332,623
1,484,000	Medline Borrower, LP* 5.250%, 10/01/29	1,411,239
1,480,000	3.875%, 04/01/29	1,381,846
150,000	Medline Borrower, LP / Medline Co-Issuer, Inc.* 6.250%, 04/01/29	151,398
2,200,000	Organon & Company / Organon Foreign Debt Co-Issuer, BV* 5.125%, 04/30/31^	1,847,538
500,000	4.125%, 04/30/28	472,100
2,710,000	Tenet Healthcare Corp. 6.250%, 02/01/27	2,710,786
1,575,000	6.875%, 11/15/31	1,618,580
1,520,000	Teva Pharmaceutical Finance Netherlands III, BV^ 5.125%, 05/09/29	1,479,431
		22,511,350
	Industrials (1.6%)
1,200,000	Aar Escrow Issuer, LLC* 6.750%, 03/15/29	1,229,352
1,355,000	ACCO Brands Corp.* 4.250%, 03/15/29	1,178,430
See accompanying Notes to Schedule of Investments

www.calamos.com

Strategic Total Return Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
1,520,000	Air Lease Corp.‡ 4.125%, 12/15/26 5 year CMT + 3.15%	$1,399,221
320,000	4.650%, 06/15/26 5 year CMT + 4.08%	310,362
1,925,000	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC* 4.625%, 01/15/27	1,906,327
900,000	5.875%, 02/15/28	901,683
670,000	Arcosa, Inc.* 4.375%, 04/15/29	629,298
605,000	6.875%, 08/15/32	616,779
3,212,375	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	84,453
600,000	Bombardier, Inc.* 8.750%, 11/15/30	644,142
450,000	7.000%, 06/01/32^	455,612
376,000	7.250%, 07/01/31	385,904
233,000	7.875%, 04/15/27	233,657
1,191,000	BWX Technologies, Inc.* 4.125%, 04/15/29	1,132,296
1,220,000	Cascades, Inc. / Cascades USA, Inc.* 5.375%, 01/15/28	1,190,732
295,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.* 4.750%, 10/20/28	292,755
1,565,000	Deluxe Corp.* 8.000%, 06/01/29	1,443,118
305,000	8.125%, 09/15/29	305,540
1,150,000	EMRLD Borrower, LP / Emerald Co-Issuer, Inc.* 6.625%, 12/15/30	1,168,503
600,000	EnerSys* 6.625%, 01/15/32	613,302
575,000	4.375%, 12/15/27	557,992
450,000	EquipmentShare.com, Inc.* 8.625%, 05/15/32	458,843
450,000	8.000%, 03/15/33^	444,623
733,000	Graham Packaging Company, Inc.* 7.125%, 08/15/28	717,013
750,000	Graphic Packaging International, LLC* 4.750%, 07/15/27	736,867
551,000	3.500%, 03/01/29	512,975
1,303,000	Great Lakes Dredge & Dock Corp.* 5.250%, 06/01/29	1,190,030
2,775,000	H&E Equipment Services, Inc.* 3.875%, 12/15/28	2,767,785
1,500,000	Herc Holdings, Inc.* 5.500%, 07/15/27	1,485,540
600,000	6.625%, 06/15/29	593,166
900,000	JELD-WEN, Inc.*^ 7.000%, 09/01/32	792,099
320,000	4.875%, 12/15/27	295,635
1,940,000	Ken Garff Automotive, LLC* 4.875%, 09/15/28	1,873,613
PRINCIPAL AMOUNT		VALUE
722,000	Moog, Inc.* 4.250%, 12/15/27	$697,827
1,140,000	Novelis Corp.* 4.750%, 01/30/30	1,060,975
1,210,000	Quikrete Holdings, Inc.* 6.375%, 03/01/32	1,219,099
300,000	Sealed Air Corp.* 6.500%, 07/15/32^	305,625
298,000	5.000%, 04/15/29	290,702
933,000	Sealed Air Corp./Sealed Air Corp. U.S.* 6.125%, 02/01/28	940,763
300,000	7.250%, 02/15/31	312,489
650,000	Sensata Technologies, BV* 4.000%, 04/15/29	598,663
593,000	Sensata Technologies, Inc.* 3.750%, 02/15/31	518,715
300,000	6.625%, 07/15/32	297,624
305,000	Standard Building Solutions, Inc.* 6.500%, 08/15/32	309,215
549,000	Standard Industries, Inc.* 5.000%, 02/15/27	545,530
100,000	Stanley Black & Decker, Inc.‡ 6.707%, 03/15/60 5 year CMT + 2.66%	96,219
1,295,000	TransDigm, Inc.* 6.875%, 12/15/30	1,336,013
900,000	6.750%, 08/15/28	918,765
450,000	7.125%, 12/01/31	468,360
298,000	6.625%, 03/01/32	305,751
350,572	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	334,978
641,000	Wabash National Corp.*^ 4.500%, 10/15/28	539,722
1,212,000	Waste Pro USA, Inc.* 7.000%, 02/01/33	1,241,100
703,000	Williams Scotsman, Inc.* 4.625%, 08/15/28	677,193
600,000	7.375%, 10/01/31	622,398
450,000	6.625%, 06/15/29	457,016
		42,642,389
	Information Technology (0.6%)
692,000	Coherent Corp.* 5.000%, 12/15/29	664,140
524,000	Dell International, LLC / EMC Corp. 6.020%, 06/15/26	530,194
596,000	Dun & Bradstreet Corp.* 5.000%, 12/15/29	595,446
586,000	Fair Isaac Corp.* 4.000%, 06/15/28	563,556
1,315,000	KBR, Inc.* 4.750%, 09/30/28	1,248,500
605,000	NCL Corp., Ltd.* 6.750%, 02/01/32	591,164
600,000	8.125%, 01/15/29	628,116

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Strategic Total Return Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
886,000	ON Semiconductor Corp.* 3.875%, 09/01/28	$839,131
600,000	Open Text Corp.* 6.900%, 12/01/27	617,172
447,000	Open Text Holdings, Inc.* 4.125%, 12/01/31	399,832
1,035,000	Playtika Holding Corp.* 4.250%, 03/15/29	915,716
1,645,000	TTM Technologies, Inc.* 4.000%, 03/01/29	1,533,403
830,000	Twilio, Inc. 3.625%, 03/15/29	779,104
298,000	3.875%, 03/15/31	271,174
450,000	UKG, Inc.* 6.875%, 02/01/31	463,824
1,780,000	Viavi Solutions, Inc.* 3.750%, 10/01/29	1,632,474
1,200,000	Zebra Technologies Corp.* 6.500%, 06/01/32	1,207,068
1,355,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.* 3.875%, 02/01/29	1,246,844
		14,726,858
	Materials (0.6%)
600,000	ATI, Inc. 5.875%, 12/01/27	599,754
1,210,000	Avient Corp.* 6.250%, 11/01/31	1,197,585
610,000	Celanese US Holdings, LLC^ 6.629%, 07/15/32	600,478
1,030,000	Chemours Company* 8.000%, 01/15/33	928,792
897,000	4.625%, 11/15/29	751,453
1,880,000	Clearwater Paper Corp.* 4.750%, 08/15/28	1,753,796
900,000	Cleveland-Cliffs, Inc.*^ 7.000%, 03/15/32	848,466
450,000	Constellium, SE*^ 6.375%, 08/15/32	443,336
907,000	JW Aluminum Continuous Cast Company* 10.250%, 04/01/30	891,926
1,200,000	Knife River Corp.* 7.750%, 05/01/31	1,257,072
1,266,000	Mercer International, Inc. 5.125%, 02/01/29	1,041,095
600,000	12.875%, 10/01/28*	613,986
1,375,000	OCI, NV* 6.700%, 03/16/33	1,502,022
1,328,000	Silgan Holdings, Inc. 4.125%, 02/01/28	1,276,527
1,210,000	Terex Corp.* 6.250%, 10/15/32	1,159,216
PRINCIPAL AMOUNT		VALUE
500,650	Trinseo Luxco Finance SPV Sarl / Trinseo NA Finance SPV, LLC* 7.625%, 05/03/29	$307,594
		15,173,098
	Other (0.5%)
1,680,000	1261229 BC, Ltd.* 10.000%, 04/15/32	1,648,416
1,200,000	Alumina Pty, Ltd.* 6.375%, 09/15/32	1,172,124
456,273	Claritev Corp.* 6.750%, 03/31/31 0.75% PIK rate	289,770
1,830,045	EchoStar Corp. 10.750%, 11/30/29	1,936,169
1,223,354	6.750%, 11/30/30 6.75% PIK Rate	1,139,628
160,000	Everest Reinsurance Holdings, Inc.‡ 6.970%, 05/01/67 3 mo. SOFR + 2.65%	152,259
625,000	Gen Digital, Inc.* 6.750%, 09/30/27	635,994
600,000	Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings, LLC* 8.250%, 04/15/30	600,930
1,210,000	New Gold, Inc.* 6.875%, 04/01/32	1,237,757
575,000	Nissan Motor Acceptance Company, LLC* 7.050%, 09/15/28	588,260
1,210,000	Olin Corp.* 6.625%, 04/01/33	1,149,439
775,000	Reinsurance Group of America, Inc.‡ 6.650%, 09/15/55 5 year CMT + 2.39	754,021
1,210,000	Rfna, LP* 7.875%, 02/15/30	1,189,890
1,210,000	Stonepeak Nile Parent, LLC* 7.250%, 03/15/32	1,229,384
		13,724,041
	Real Estate (0.0%)
605,000	Forestar Group, Inc.* 6.500%, 03/15/33	588,919
	Special Purpose Acquisition Companies (0.1%)
300,000	Clydesdale Acquisition Holdings, Inc.* 6.750%, 04/15/32	307,194
1,195,000	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.* 6.750%, 01/15/30^	1,045,481
596,000	4.625%, 01/15/29	553,595
		1,906,270
	Utilities (0.4%)
612,000	AES Corp.‡ 7.600%, 01/15/55 5 year CMT + 3.20%	606,694

See accompanying Notes to Schedule of Investments

www.calamos.com

Strategic Total Return Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
455,000	6.950%, 07/15/55 5 year CMT + 2.89	$425,798
245,000	Algonquin Power & Utilities Corp.‡ 4.750%, 01/18/82 5 year CMT + 3.25%	230,342
85,000	American Electric Power Company, Inc.‡ 3.875%, 02/15/62 5 year CMT + 2.68%	80,216
80,000	7.050%, 12/15/54^ 5 year CMT + 2.75%	81,150
80,000	6.950%, 12/15/54^ 5 year CMT + 2.68%	80,918
75,000	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)‡^ 7.000%, 02/15/55 5 year CMT + 3.25%	76,728
75,000	6.850%, 02/15/55 5 year CMT + 2.95%	75,066
235,000	CMS Energy Corp.‡ 4.750%, 06/01/50 5 year CMT + 4.12%	220,858
760,000	Dominion Energy, Inc.‡ 6.625%, 05/15/55^ 5 year CMT + 2.21%	750,796
162,000	6.875%, 02/01/55^ 5 year CMT + 2.39%	166,983
133,000	4.350%, 01/15/27 5 year CMT + 3.20%	129,437
1,525,000	Duke Energy Corp.‡ 6.450%, 09/01/54^ 5 year CMT + 2.59%	1,531,222
132,000	3.250%, 01/15/82 5 year CMT + 2.32%	124,291
225,000	Emera, Inc.‡ 6.750%, 06/15/76 3 mo. USD LIBOR + 5.44%	225,877
1,150,000	Entergy Corp.‡ 7.125%, 12/01/54 5 year CMT + 2.67%	1,159,303
1,070,000	Evergy, Inc.‡^ 6.650%, 06/01/55 5 year CMT + 2.56%	1,041,816
288,000	National Rural Utilities Cooperative Finance Corp.‡ 7.125%, 09/15/53 5 year CMT + 3.53%	296,882
150,000	5.250%, 04/20/46 3 mo. USD LIBOR + 3.63%	147,781
160,000	NextEra Energy Capital Holdings, Inc.‡ 6.750%, 06/15/54 5 year CMT + 2.46%	162,253
160,000	3.800%, 03/15/82 5 year CMT + 2.55%	150,475
155,000	6.700%, 09/01/54 5 year CMT + 2.36%	157,133
PRINCIPAL AMOUNT		VALUE
1,064,000	NiSource, Inc.‡^ 6.950%, 11/30/54 5 year CMT + 2.45%	$1,082,929
591,000	PPL Capital Funding, Inc.‡ 7.226%, 03/30/67 3 mo. SOFR + 2.93%	578,223
220,000	Sempra‡ 4.875%, 10/15/25 5 year CMT + 4.55%	217,840
80,000	6.400%, 10/01/54 5 year CMT + 2.63%	73,548
442,000	Southern Company‡ 4.000%, 01/15/51 5 year CMT + 3.73%	436,683
95,000	3.750%, 09/15/51 5 year CMT + 2.92%	92,054
625,000	Vistra Corp.*‡ 7.000%, 12/15/26 5 year CMT + 5.74%	632,012
340,000	8.000%, 10/15/26 5 year CMT + 6.93%	347,619
		11,382,927
	TOTAL CORPORATE BONDS (Cost $405,827,796)	388,658,070
CONVERTIBLE BONDS (19.3%)
	Communication Services (2.6%)
8,895,000	Liberty Media Corp.-Liberty Formula One 2.250%, 08/15/27	10,849,143
17,625,000	Live Nation Entertainment, Inc.*^ 2.875%, 01/15/30	18,214,027
8,260,000	Snap, Inc.*^ 0.500%, 05/01/30	6,761,223
14,800,000	Uber Technologies, Inc.^ 0.000%, 12/15/25	16,578,664
12,000,000	0.875%, 12/01/28	15,751,800
		68,154,857
	Consumer Discretionary (2.6%)
8,205,000	Airbnb, Inc. 0.000%, 03/15/26	7,863,590
12,725,000	Alibaba Group Holding, Ltd.* 0.500%, 06/01/31	16,739,865
3,765,000	Royal Caribbean Cruises, Ltd. 6.000%, 08/15/25	16,258,211
23,245,000	Trip.com Group, Ltd.* 0.750%, 06/15/29	26,296,139
		67,157,805
	Consumer Staples (0.3%)
5,735,000	Post Holdings, Inc. 2.500%, 08/15/27	6,749,407

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Strategic Total Return Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
	Financials (0.8%)
4,115,000	Federal Realty OP, LP* 3.250%, 01/15/29	$4,114,506
11,275,000	Morgan Stanley Finance, LLC, Series B 1.000%, 11/23/27	17,955,438
		22,069,944
	Health Care (0.4%)
9,169,000	Integer Holdings Corp.* 1.875%, 03/15/30	9,709,879
	Industrials (0.8%)
3,085,000	Axon Enterprise, Inc. 0.500%, 12/15/27	8,376,515
4,660,000	Bloom Energy Corp. 3.000%, 06/01/28	5,900,958
7,200,000	Tetra Tech, Inc. 2.250%, 08/15/28	7,662,096
		21,939,569
	Information Technology (6.8%)
5,910,000	Advanced Energy Industries, Inc. 2.500%, 09/15/28	6,199,472
11,255,000	Datadog, Inc.*^ 0.000%, 12/01/29	10,146,382
10,650,000	Guidewire Software, Inc.* 1.250%, 11/01/29	11,779,326
6,715,000	Lumentum Holdings, Inc. 1.500%, 12/15/29	7,674,708
9,075,000	MACOM Technology Solutions Holdings, Inc.* 0.000%, 12/15/29	8,492,930
19,935,000	MKS Instruments, Inc.* 1.250%, 06/01/30	17,197,725
17,730,000	Nutanix, Inc.*^ 0.500%, 12/15/29	19,139,180
17,315,000	ON Semiconductor Corp. 0.500%, 03/01/29	14,990,115
4,895,000	PAR Technology Corp. 1.500%, 10/15/27	5,156,050
9,810,000	Parsons Corp.^ 2.625%, 03/01/29	10,401,052
13,100,000	Seagate HDD Cayman 3.500%, 06/01/28	16,583,290
16,155,000	Snowflake, Inc.* 0.000%, 10/01/29	20,080,665
11,440,000	Spotify USA, Inc. 0.000%, 03/15/26	14,721,106
7,510,000	Unity Software, Inc.* 0.000%, 03/15/30	7,089,816
6,605,000	Western Digital Corp. 3.000%, 11/15/28	8,971,704
5,670,000	Wolfspeed, Inc. 1.875%, 12/01/29	1,647,419
		180,270,940
PRINCIPAL AMOUNT		VALUE
	Real Estate (1.4%)
17,410,000	Welltower OP, LLC* 3.125%, 07/15/29^	$23,289,183
7,770,000	2.750%, 05/15/28	12,680,251
		35,969,434
	Utilities (3.6%)
16,655,000	CMS Energy Corp. 3.375%, 05/01/28	18,453,074
22,620,000	Duke Energy Corp. 4.125%, 04/15/26	24,690,635
6,195,000	NextEra Energy Capital Holdings, Inc. 3.000%, 03/01/27	6,940,630
20,355,000	PPL Capital Funding, Inc. 2.875%, 03/15/28	23,234,622
19,260,000	Southern Company 3.875%, 12/15/25	21,642,077
		94,961,038
	TOTAL CONVERTIBLE BONDS (Cost $462,487,675)	506,982,873
BANK LOANS (5.4%)¡
	Airlines (0.2%)
2,796,750	Air Canada‡ 6.323%, 03/21/31 1 mo. SOFR + 2.00%	2,769,076
1,694,840	United Airlines, Inc.‡ 6.275%, 02/22/31 3 mo. SOFR + 2.00%	1,692,993
		4,462,069
	Communication Services (0.7%)
1,911,402	APi Group DE, Inc.‡ 6.072%, 01/03/29 1 mo. SOFR + 1.75%	1,910,943
462,176	Audacy Capital Corp.‡ 10.436%, 10/01/29 1 mo. SOFR + 6.00%	390,538
51,464	Audacy Capital Corp.‡ 11.436%, 10/02/28 1 mo. SOFR + 7.00%	51,593
3,249,000	Charter Communications Operating, LLC‡ 6.548%, 12/15/31 3 mo. SOFR + 2.25%	3,241,495
615,287	Cincinnati Bell, Inc.‡ 7.072%, 11/22/28 1 mo. SOFR + 2.75%	612,518
575,870	Clear Channel Outdoor Holdings, Inc.‡ 8.436%, 08/23/28 1 mo. SOFR + 4.00%	560,177
1,059,112	CSC Holdings, LLC‡ 9.000%, 04/15/27 3 mo. Prime + 1.50%	1,021,974

See accompanying Notes to Schedule of Investments

www.calamos.com

Strategic Total Return Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
485,000	Directv Financing, LLC! 0.000%, 08/02/29	$470,634
305,845	Directv Financing, LLC‡ 9.541%, 08/02/27 3 mo. SOFR + 5.00%	306,241
1,652,530	Go Daddy Operating Company, LLC‡ 6.072%, 11/09/29 1 mo. SOFR + 1.75%	1,649,035
903,175	Gray Television, Inc.‡ 9.574%, 06/04/29 1 mo. SOFR + 5.25%	875,068
305,000	Gray Television, Inc.! 0.000%, 06/04/29	295,508
1,739,320	Nexstar Broadcasting, Inc.‡ 6.936%, 09/18/26 1 mo. SOFR + 2.50%	1,741,764
600,000	Sinclair Television Group, Inc.‡ 7.736%, 12/31/29 1 mo. SOFR + 3.30%	474,189
1,200,000	Telesat Canada‡ 7.325%, 12/07/26 3 mo. SOFR + 2.75%	665,628
1,498,236	TripAdvisor, Inc.‡ 7.049%, 07/08/31 3 mo. SOFR + 2.75%	1,464,525
3,240,000	Virgin Media Bristol, LLC‡ 6.936%, 01/31/28 1 mo. SOFR + 2.50%	3,200,683
		18,932,513
	Consumer Discretionary (1.3%)
1,980,000	Adient U.S., LLC‡ 6.572%, 01/31/31 1 mo. SOFR + 2.25%	1,940,816
432,960	American Axle & Manufacturing, Inc.‡ 7.053%, 12/13/29 6 mo. SOFR + 3.00%	424,844
402,201	American Axle & Manufacturing, Inc.‡ 7.320%, 12/13/29 1 mo. SOFR + 3.00%	394,661
372,840	American Axle & Manufacturing, Inc.‡ 7.230%, 12/13/29 3 mo. SOFR + 3.00%	365,851
1,945,375	Aramark Services, Inc.‡ 6.322%, 06/22/30 1 mo. SOFR + 2.00%	1,948,410
720,750	Caesars Entertainment, Inc.‡ 6.563%, 02/06/30 3 mo. SOFR + 2.25%	712,461
1,715,233	Carnival Corp.‡ 6.329%, 08/08/27 1 mo. SOFR + 2.00%	1,719,529
1,083,107	Carnival Corp.‡ 6.329%, 10/18/28 1 mo. SOFR + 2.00%	1,082,094
PRINCIPAL AMOUNT		VALUE
738,150	Chinos Intermediate Holdings A, Inc.‡ 10.280%, 09/26/31 3 mo. SOFR + 6.00%	$702,782
920,000	Clarios Global, LP‡ 7.072%, 01/28/32 1 mo. SOFR + 2.75%	903,518
1,975,000	Flutter Financing, BV‡ 6.049%, 11/30/30 3 mo. SOFR + 1.75%	1,949,700
1,980,000	Installed Building Products, Inc.‡ 6.072%, 03/28/31 1 mo. SOFR + 1.75%	1,986,603
2,160,614	KFC Holding Company‡ 6.184%, 03/15/28 1 mo. SOFR + 1.75%	2,166,685
1,206,975	Life Time Fitness, Inc.‡ 6.785%, 11/05/31 3 mo. SOFR + 2.50%	1,201,393
3,343,674	Light & Wonder International, Inc.‡ 6.570%, 04/14/29 1 mo. SOFR + 2.25%	3,345,079
2,000,000	Murphy USA, Inc.‡ 6.071%, 01/31/28 1 mo. SOFR + 1.75%	2,011,250
545,875	Peloton Interactive, Inc.‡ 9.813%, 05/23/29 3 mo. SOFR + 5.50%	546,899
1,964,646	PENN Entertainment, Inc.‡ 6.822%, 05/03/29 1 mo. SOFR + 2.50%	1,961,090
2,599,217	PetSmart, Inc.‡ 8.172%, 02/11/28 1 mo. SOFR + 3.75%	2,569,430
1,985,000	Six Flags Entertainment Corp.‡ 6.322%, 05/01/31 1 mo. SOFR + 2.00%	1,972,594
925,350	Staples, Inc.‡ 10.041%, 09/04/29 3 mo. SOFR + 5.75%	801,196
3,168,000	Station Casinos, LLC‡ 6.322%, 03/14/31 1 mo. SOFR + 2.00%	3,149,641
727,239	TKC Holdings, Inc.‡ 9.323%, 05/15/28 1 mo. SOFR + 5.00%	719,967
1,184,319	Windsor Holdings III, LLC‡ 7.073%, 08/01/30 1 mo. SOFR + 2.75%	1,172,476
		35,748,969
	Consumer Staples (0.6%)
4,011,504	Amneal Pharmaceuticals, LLC‡ 9.822%, 05/04/28 1 mo. SOFR + 5.50%	4,026,808
895,500	B&G Foods, Inc.‡ 7.822%, 10/10/29 1 mo. SOFR + 3.50%	858,561

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Strategic Total Return Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
785,000	Bausch Health Companies, Inc.‡ 10.542%, 09/25/30 1 mo. SOFR + 6.25%	$742,480
1,191,015	Fiesta Purchaser, Inc.‡ 7.572%, 02/12/31 1 mo. SOFR + 3.25%	1,182,702
106,584	MPH Acquisition Holdings, LLC‡ 8.030%, 12/31/30 3 mo. SOFR + 3.75%	105,465
1,250,000	Opal Bidco SAS! 0.000%, 03/31/32	1,241,412
1,990,323	Organon & Company‡ 6.570%, 05/19/31 1 mo. SOFR + 2.25%	1,910,710
1,410,025	Perrigo Investments, LLC‡ 6.322%, 04/20/29 1 mo. SOFR + 2.00%	1,409,440
1,511,242	Star Parent, Inc.‡ 8.299%, 09/27/30 3 mo. SOFR + 4.00%	1,464,968
792,000	United Natural Foods, Inc.‡ 9.072%, 05/01/31 1 mo. SOFR + 4.75%	795,960
1,250,000	Veritiv Corp.‡ 8.299%, 11/30/30 3 mo. SOFR + 4.00%	1,241,900
		14,980,406
	Energy (0.2%)
3,091,780	ChampionX Corp.‡ 7.172%, 06/07/29 1 mo. SOFR + 2.75%	3,098,350
874,250	New Fortress Energy, Inc.‡ 9.795%, 10/30/28 3 mo. SOFR + 5.50%	635,470
1,768,468	Par Petroleum, LLC‡ 8.009%, 02/28/30 3 mo. SOFR + 3.75%	1,712,646
		5,446,466
	Financials (0.6%)
1,610,029	Advisor Group, Inc.‡ 7.822%, 08/17/28 1 mo. SOFR + 3.50%	1,605,924
903,614	Amynta Agency Borrower, Inc.‡ 7.322%, 12/29/31 1 mo. SOFR + 3.00%	896,742
1,485,000	AssuredPartners, Inc.‡ 7.822%, 02/14/31 1 mo. SOFR + 3.50%	1,486,782
2,172,596	Avolon TLB Borrower 1 (U.S.), LLC‡ 6.070%, 06/24/30 1 mo. SOFR + 1.75%	2,166,719
594,011	Broadstreet Partners, Inc.‡ 7.322%, 06/13/31 1 mo. SOFR + 3.00%	591,959
PRINCIPAL AMOUNT		VALUE
1,511,213	Dragon Buyer, Inc.‡ 7.299%, 09/30/31 3 mo. SOFR + 3.00%	$1,504,412
1,188,037	HUB International, Ltd.‡ 6.770%, 06/20/30 3 mo. SOFR + 2.50%	1,181,788
2,893,375	Iron Mountain, Inc.‡ 6.322%, 01/31/31 1 mo. SOFR + 2.00%	2,884,695
2,274,559	Jazz Financing Lux Sarl‡ 6.572%, 05/05/28 1 mo. SOFR + 2.25%	2,269,680
1,200,000	Level 3 Financing, Inc.‡ 8.572%, 03/27/32 1 mo. SOFR + 4.25%	1,199,250
1,200,000	VFH Parent, LLC‡ 6.822%, 06/21/31 1 mo. SOFR + 2.50%	1,197,000
		16,984,951
	Health Care (0.3%)
155,661	Avantor Funding, Inc.‡ 6.422%, 11/08/27 1 mo. SOFR + 2.00%	156,062
2,171,795	DaVita, Inc.‡ 6.322%, 05/09/31 1 mo. SOFR + 2.00%	2,162,847
1,337,947	Elanco Animal Health, Inc.‡ 6.174%, 08/01/27 1 mo. SOFR + 1.75%	1,332,094
385,190	Icon Luxembourg Sarl‡ 6.299%, 07/03/28 3 mo. SOFR + 2.00%	386,333
1,975,050	IQVIA, Inc.‡ 6.049%, 01/02/31 3 mo. SOFR + 1.75%	1,976,531
1,261,176	Padagis, LLC‡ 9.271%, 07/06/28 3 mo. SOFR + 4.75%	1,181,565
95,970	PRA Health Sciences, Inc.‡ 6.299%, 07/03/28 3 mo. SOFR + 2.00%	96,255
		7,291,687
	Industrials (0.5%)
1,185,306	ACProducts, Inc.‡ 8.811%, 05/17/28 3 mo. SOFR + 4.25%	806,340
643,500	American Airlines, Inc.‡ 6.520%, 04/20/28 3 mo. SOFR + 2.25%	631,290
1,250,000	ECO Material Tech, Inc.‡ 7.467%, 02/12/32 6 mo. SOFR + 3.25%	1,240,625
1,318,964	EMRLD Borrower, LP‡ 6.933%, 05/31/30 6 mo. SOFR + 2.50%	1,305,860

See accompanying Notes to Schedule of Investments

www.calamos.com

Strategic Total Return Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
452,725	EMRLD Borrower, LP‡ 6.799%, 08/04/31 3 mo. SOFR + 2.50%	$448,105
1,408,337	JELD-WEN, Inc.‡ 6.436%, 07/28/28 1 mo. SOFR + 2.00%	1,375,643
1,200,925	MI Windows & Doors, LLC‡ 7.322%, 03/28/31 1 mo. SOFR + 3.00%	1,184,616
1,250,000	Quikrete Holdings, Inc.‡ 6.572%, 02/10/32 1 mo. SOFR + 2.25%	1,227,056
2,364,135	TransDigm, Inc.‡ 6.799%, 02/28/31 3 mo. SOFR + 2.50%	2,343,555
1,970,075	TransDigm, Inc.‡ 7.049%, 08/24/28 3 mo. SOFR + 2.75%	1,969,829
		12,532,919
	Information Technology (0.5%)
1,618,562	Boxer Parent Company, Inc.‡ 7.322%, 07/30/31 1 mo. SOFR + 3.00%	1,589,040
1,087,365	Camelot U.S. Acquisition, LLC‡ 7.072%, 01/31/31 1 mo. SOFR + 2.75%	1,075,132
1,149,334	Dun & Bradstreet Corp.‡ 6.570%, 01/18/29 1 mo. SOFR + 2.25%	1,147,179
2,599,628	II-VI, Inc.‡ 6.322%, 07/02/29 1 mo. SOFR + 2.00%	2,575,803
1,230,329	Open Text Corp.‡ 6.072%, 01/31/30 1 mo. SOFR + 1.75%	1,228,176
120,000	Qxo, Inc.! 0.000%, 04/23/32	120,021
605,000	Rocket Software, Inc.! 0.000%, 11/28/28	601,721
2,754,714	SS&C Technologies, Inc.‡ 6.322%, 05/09/31 1 mo. SOFR + 2.00%	2,754,783
1,262,609	TTM Technologies, Inc.‡ 6.574%, 05/30/30 1 mo. SOFR + 2.25%	1,261,030
595,500	UKG, Inc.‡ 7.320%, 02/10/31 1 mo. SOFR + 3.00%	594,148
		12,947,033
	Materials (0.3%)
1,912,574	Axalta Coating Systems U.S. Holdings, Inc.‡ 6.049%, 12/20/29 3 mo. SOFR + 1.75%	1,914,765
PRINCIPAL AMOUNT		VALUE
1,689,275	Chemours Company‡ 7.322%, 08/18/28 1 mo. SOFR + 3.00%	$1,651,967
1,891,495	Ineos U.S. Finance, LLC‡ 7.572%, 02/18/30 1 mo. SOFR + 3.25%	1,775,168
665,000	Knife River HoldCo‡ 6.292%, 03/08/32 3 mo. SOFR + 2.00%	665,831
902,876	Trinseo Materials Operating SCA‡ 7.075%, 05/03/28 3 mo. SOFR + 2.50%	386,968
1,154,741	W.R. Grace & Company-Conn.‡ 7.549%, 09/22/28 3 mo. SOFR + 3.25%	1,136,461
		7,531,160
	Other (0.1%)
2,000,000	DK Crown Holdings, Inc.‡ 6.069%, 03/04/32 1 mo. SOFR + 1.75%	1,985,420
620,000	Windstream Services, LLC‡ 9.172%, 10/01/31 1 mo. SOFR + 4.75%	617,675
		2,603,095
	Special Purpose Acquisition Companies (0.1%)
483,933	Clydesdale Acquisition Holdings, Inc.‡ 7.497%, 04/13/29 1 mo. SOFR + 3.18%	481,182
291,000	Fertitta Entertainment, LLC‡ 7.822%, 01/27/29 1 mo. SOFR + 3.50%	284,180
1,170,000	Patagonia Holdco, LLC‡ 10.052%, 08/01/29 3 mo. SOFR + 5.75%	999,742
		1,765,104
	TOTAL BANK LOANS (Cost $143,470,279)	141,226,372
U.S. GOVERNMENT AND AGENCY SECURITIES (0.0%)
	Other (0.0%)
325,000	CoBank ACB‡ 7.250%, 07/01/29	328,334
250,000	Farm Credit Bank of Texas‡ 7.750%, 06/15/29	258,961
	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $578,003)	587,295

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Strategic Total Return Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF SHARES			VALUE
CONVERTIBLE PREFERRED STOCKS (4.0%)
		Financials (1.0%)
80,250		AMG Capital Trust II 5.150%, 10/15/37	$4,077,101
150,205		Apollo Global Management, Inc. 6.750%, 07/31/26	10,832,785
140,040		Ares Management Corp. 6.750%, 10/01/27	6,913,775
104,173		KKR & Company, Inc.# 6.250%, 03/01/28	4,993,012
			26,816,673
		Industrials (1.5%)
650,880		Boeing Company 6.000%, 10/15/27	39,951,014
		Information Technology (0.7%)
240,695		Hewlett Packard Enterprise Company 7.625%, 09/01/27	12,082,889
141,480		Microchip Technology, Inc.# 7.500%, 03/15/28	6,714,641
			18,797,530
		Utilities (0.8%)
84,885		CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)#§** 3.369%, 09/15/29	3,933,910
262,050		NextEra Energy, Inc.^ 6.926%, 09/01/25	10,088,925
149,750		PG&E Corp. 6.000%, 12/01/27	6,512,628
			20,535,463
		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $104,604,650)	106,100,680
COMMON STOCKS (96.1%)
		Communication Services (10.7%)
661,840		Alphabet, Inc. - Class Aµ	105,100,192
25,095		Altice USA, Inc. - Class A^#	62,236
264,885		AT&T, Inc.^	7,337,314
20,533		Audacy, Inc.#	379,861
8,434		Cumulus Media, Inc. - Class A#	1,967
142,710		Meta Platforms, Inc. - Class Aµ	78,347,790
32,360		Netflix, Inc.#µ	36,622,459
205,085	EUR	Orange, SA	2,975,382
135,860		T-Mobile U.S., Inc.^	33,550,627
200,915		Walt Disney Company	18,273,219
			282,651,047
NUMBER OF SHARES		VALUE
	Consumer Discretionary (11.7%)
688,315	Amazon.com, Inc.^#µ	$126,939,052
5,135	Booking Holdings, Inc.	26,184,803
59,260	Carnival Corp.#	1,086,828
262,250	Chipotle Mexican Grill, Inc.#	13,248,870
243,463	General Motors Company	11,014,266
52,240	Home Depot, Inc.	18,831,998
54,670	Lowe's Companies, Inc.	12,222,025
62,500	McDonald's Corp.	19,978,125
1,794	Rite Aid Corp.#	1,794
172,710	Starbucks Corp.	13,825,436
182,630	Tesla, Inc.#µ	51,530,881
104,675	TJX Companies, Inc.^	13,469,579
		308,333,657
	Consumer Staples (6.6%)
58,750	Altria Group, Inc.	3,475,062
329,140	Coca-Cola Company	23,879,107
145,515	Colgate-Palmolive Company	13,415,028
31,575	Costco Wholesale Corp.µ	31,401,337
47,280	Estee Lauder Companies, Inc. - Class A	2,834,909
149,925	Philip Morris International, Inc.	25,691,148
183,745	Procter & Gamble Companyµ	29,871,425
52,650	Walgreens Boots Alliance, Inc.	577,571
427,615	Walmart, Inc.µ	41,585,559
		172,731,146
	Energy (4.4%)
475,000	BP, PLC (ADR)^	13,043,500
5,050	Cheniere Energy Partners, LP	296,839
70,935	Energy Transfer, LP	1,173,265
33,155	Enterprise Products Partners, LP	991,334
7,920	EP Energy Corp.#	10,890
278,820	EQT Corp.^	13,784,861
429,490	Exxon Mobil Corp.^µ	45,367,029
56,105	Hess Corp.	7,240,350
113,995	Marathon Petroleum Corp.	15,664,053
296,990	Williams Companies, Inc.	17,394,704
		114,966,825
	Financials (14.6%)
35,430	Affiliated Managers Group, Inc.^	5,868,271
59,230	American Express Company	15,779,464
29,983	Assurant, Inc.^	5,778,923
578,890	Bank of America Corp.	23,086,133
45,075	Berkshire Hathaway, Inc. - Class B#µ	24,036,244
10,715	Blackrock, Inc.^	9,796,296
58,055	Capital One Financial Corp.	10,464,994
76,155	Chubb, Ltd.	21,786,422

See accompanying Notes to Schedule of Investments

www.calamos.com

Strategic Total Return Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF SHARES		VALUE
231,670	Citigroup, Inc.^	$15,841,595
88,650	Fiserv, Inc.^#	16,362,131
27,300	Goldman Sachs Group, Inc.^	14,948,115
190,495	JPMorgan Chase & Company^	46,598,887
76,915	Marsh & McLennan Companies, Inc.^	17,342,025
72,315	Mastercard, Inc. - Class Aµ	39,632,959
154,465	Morgan Stanley	17,828,350
35,515	S&P Global, Inc.^	17,759,276
151,925	Visa, Inc. - Class Aµ	52,490,088
411,130	Wells Fargo & Company^	29,194,341
		384,594,514
	Health Care (9.7%)
238,555	Abbott Laboratories~	31,191,066
118,475	AbbVie, Inc.	23,114,473
240,498	Boston Scientific Corp.#	24,740,029
48,945	Danaher Corp.	9,756,207
59,040	Eli Lilly & Companyµ	53,074,008
34,856	GE HealthCare Technologies, Inc.	2,451,423
40,780	ICON, PLC#	6,175,723
152,895	Johnson & Johnson	23,899,018
142,050	Medtronic, PLC	12,040,158
148,485	Merck & Company, Inc.	12,650,922
20,295	Stryker Corp.	7,588,706
30,260	Thermo Fisher Scientific, Inc.^	12,981,540
86,030	UnitedHealth Group, Inc.	35,396,183
		255,059,456
	Industrials (5.7%)
473,080	CSX Corp.	13,279,356
194,170	Delta Air Lines, Inc.	8,083,297
165,475	Emerson Electric Company	17,393,077
58,710	GE Vernova, Inc.	21,770,842
104,568	General Electric Company	21,074,635
114,705	Norfolk Southern Corp.	25,699,655
38,315	Parker-Hannifin Corp.^	23,182,874
145,750	RTX Corp.	18,383,448
		148,867,184
	Information Technology (29.0%)
46,065	Advanced Micro Devices, Inc.#~	4,484,428
888,175	Apple, Inc.^	188,737,187
30,765	Atlassian Corp. - Class A#	7,023,957
299,730	Broadcom, Inc.µ	57,689,033
247,515	Cisco Systems, Inc.	14,289,041
17,475	Intuit, Inc.	10,965,038
139,650	Lam Research Corp.	10,008,716
86,100	Micron Technology, Inc.	6,625,395
461,145	Microsoft Corp.^	182,272,173
1,520,000	Nokia Oyj (ADR)	7,584,800
NUMBER OF SHARES			VALUE
1,406,505		NVIDIA Corp.^µ	$153,196,525
23,830		NXP Semiconductors, NV	4,392,107
161,745		Oracle Corp.µ	22,760,756
140,175		Palantir Technologies, Inc. - Class A#	16,602,327
56,650		Palo Alto Networks, Inc.#	10,589,585
76,090		Salesforce, Inc.	20,446,144
48,785	EUR	SAP, SE	14,273,940
32,625		ServiceNow, Inc.#	31,157,201
			763,098,353
		Materials (2.5%)
196,120		Freeport-McMoRan, Inc.	7,066,203
56,835		Linde, PLC	25,759,327
58,650		Sherwin-Williams Company	20,698,758
50,490		Vulcan Materials Company	13,245,042
			66,769,330
		Real Estate (0.6%)
70,930		American Tower Corp.	15,988,331
		Utilities (0.6%)
125,845		Vistra Corp.	16,313,287
		TOTAL COMMON STOCKS (Cost $1,603,799,648)	2,529,373,130
WARRANTS (0.0%)#
		Communication Services (0.0%)
3,672		Audacy Capital, LLC 09/30/28, Strike $1.00	—
612		Audacy Capital, LLC 09/30/28, Strike $1.00	—
			—
		Energy (0.0%)
57,470		Mcdermott International, Ltd. 06/30/27, Strike $15.98	6
51,723		Mcdermott International, Ltd. 06/30/27, Strike $12.33	5
16,676		Tidewater, Inc. 11/14/42, Strike $1.00	2
			13
		TOTAL WARRANTS (Cost $369,524)	13
EXCHANGE-TRADED FUNDS (5.0%)
		Other (5.0%)
1,610,745		Invesco Senior Loan ETF^	33,374,636
330,035		iShares China Large-Cap ETF^	11,174,985
225,135		iShares MSCI Emerging Markets ETF	9,851,908
4,928		iShares Preferred & Income Securities ETF^	148,727
139,315		iShares Russell 2000 ETF^	27,146,921
113,165		iShares Russell 2000 Value ETF	16,386,292

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Strategic Total Return Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF SHARES		VALUE
812,805	SPDR Blackstone Senior Loan ETF	$33,146,188
12,665	SPDR Bloomberg High Yield Bond ETF^	1,199,502
	TOTAL EXCHANGE-TRADED FUNDS (Cost $139,597,418)	132,429,159
PREFERRED STOCKS (0.2%)
	Communication Services (0.1%)
8,482	AT&T, Inc.µ 4.750%, 05/30/25	161,667
3,485	5.350%, 11/01/66	79,075
49,077	Qwest Corp. 6.500%, 09/01/56	853,940
8,086	Telephone & Data Systems, Inc. 6.000%, 09/30/26	150,157
9,708	Telephone and Data Systems, Inc. 6.625%, 03/31/26	202,218
13,961	United States Cellular Corp. 5.500%, 03/01/70	306,583
13,385	6.250%, 09/01/69	315,886
1,467	5.500%, 06/01/70	32,538
		2,102,064
	Consumer Discretionary (0.0%)
2,835	Ford Motor Companyµ 6.200%, 06/01/59	59,506
2,764	6.500%, 08/15/62	60,449
8,177	Guitar Center, Inc.#	122,655
1,355	QVC Group, Inc.^ 8.000%, 03/15/31	36,937
4,100	QVC, Inc. 6.250%, 11/26/68	36,490
		316,037
	Financials (0.1%)
5,813	Affiliated Managers Group, Inc.µ 6.750%, 03/30/64	137,710
1,500	Affiliated Managers Group, Inc.µ 5.875%, 03/30/59	31,185
5,970	Annaly Capital Management, Inc.‡µ 9.521%, 05/30/25 3 mo. SOFR + 5.25%	150,444
5,094	Arch Capital Group, Ltd. Series Gµ 4.550%, 06/11/26	86,547
2,515	Capital One Financial Corp.µ 4.800%, 06/01/25	45,672
11,953	CNO Financial Group, Inc.µ 5.125%, 11/25/60	206,548
3,517	Cullen/Frost Bankers, Inc.µ 4.450%, 12/15/25	59,051
3,401	First Citizens BancShares, Inc.^ 5.625%, 01/04/27	75,808
1,450	KeyCorpµ 5.625%, 06/15/25	30,885
765	Northern Trust Corp.µ 4.700%, 07/01/25	15,086
NUMBER OF SHARES		VALUE
8,314	Selective Insurance Group, Inc.^µ 4.600%, 12/15/25	$142,502
3,125	W R Berkley Corp.µ 5.100%, 12/30/59	60,625
		1,042,063
	Industrials (0.0%)
5,043	WESCO International, Inc.‡µ 10.625%, 06/22/25 5 year CMT + 10.33%	128,243
	Real Estate (0.0%)
8,773	Brookfield Property Partners, LPµ 5.750%, 05/30/25	111,066
5,000	6.375%, 05/30/25	72,050
1,735	EPR Propertiesµ 5.750%, 05/30/25	34,839
4,851	Global Net Lease, Inc.^ 7.500%, 05/30/25	111,621
2,271	6.875%, 05/30/25	48,895
2,559	Kimco Realty Corp. Series M, Class Aµ 5.250%, 05/30/25	52,920
		431,391
	Utilities (0.0%)
6,000	Brookfield Renewable Partners, LP 5.250%, 05/25/25	101,820
3,175	DTE Energy Companyµ 5.250%, 12/01/77	67,215
		169,035
	TOTAL PREFERRED STOCKS (Cost $5,276,414)	4,188,833
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED PURCHASED OPTIONS (0.1%)#
	Financials (0.1%)
495	Berkshire Hathaway, Inc.
26,395,875	Call, 06/20/25, Strike $510.00	1,757,250
	Other (0.0%)
8,000	iShares MSCI EAFE ETF
67,800,000	Call, 06/20/25, Strike $85.00	1,540,000
	TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $3,287,030)	3,297,250
	TOTAL INVESTMENTS (144.9%) (Cost $2,870,203,324)	3,813,766,023
MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-12.3%)		(323,000,000)
LIABILITIES, LESS OTHER ASSETS (-32.6%)		(858,611,789)
NET ASSETS (100.0%)		$2,632,154,234

See accompanying Notes to Schedule of Investments

www.calamos.com

Strategic Total Return Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
EXCHANGE-TRADED WRITTEN OPTIONS (0.0%)#
	Industrials (0.0%)
(260)	Quanta Services, Inc.
(7,609,940)	Put, 05/16/25, Strike $230.00	$(24,050)
	Information Technology (0.0%)
(715)	Palantir Technologies, Inc.
(8,468,460)	Put, 05/16/25, Strike $60.00	(13,943)
	TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premium $246,990)	$(37,993)

NOTES TO SCHEDULE OF INVESTMENTS

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

‡  Variable rate security. The rate shown is the rate in effect at April 30, 2025.

^  Security, or portion of security, is on loan.

@  In default status and considered non-income producing.

!!  Restricted security—The Fund may own investment securities that have other legal or contractual limitations.

RESTRICTED SECURITY	ACQUISITION DATE	ACQUISITION COST
Rite Aid Corp.	09/04/2024	$—
	TOTAL	$—

¡  Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.

!  This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

#  Non-income producing security.

§  Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

**  Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at April 30, 2025.

µ  Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $918,646,787.

~  Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $4,184,000.

ABBREVIATION

ADR  American Depositary Receipt

FOREIGN CURRENCY ABBREVIATION

EUR  European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Strategic Total Return Fund Schedule of Investments April 30, 2025 (Unaudited)

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2025 (see Note 1):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Asset Backed Securities	$—	$922,348	$—	$922,348
Corporate Bonds	—	388,658,070	—	388,658,070
Convertible Bonds	—	506,982,873	—	506,982,873
Bank Loans	—	141,226,372	—	141,226,372
U.S. Government and Agency Securities	—	587,295	—	587,295
Convertible Preferred Stocks	98,089,669	8,011,011	—	106,100,680
Common Stocks	2,512,123,808	17,249,322	—	2,529,373,130
Warrants	13	—	—	13
Exchange-Traded Funds	132,429,159	—	—	132,429,159
Preferred Stocks	4,188,833	—	—	4,188,833
Exchange-Traded Purchased Options	3,297,250	—	—	3,297,250
Total	$2,750,128,732	$1,063,637,291	$—	$3,813,766,023
Liabilities:
Exchange-Traded Written Options	$37,993	$—	$—	$37,993
Total	$37,993	$—	$—	$37,993

SECTOR WEIGHTINGS

Information Technology	25.0%
Financials	13.5
Consumer Discretionary	12.4
Communication Services	10.3
Health Care	7.4
Industrials	6.7
Consumer Staples	5.4
Energy	4.3
Utilities	3.6
Other	3.3
Materials	2.3
Real Estate	1.3
Airlines	0.2
Special Purpose Acquisition Companies	0.1

Sector weightings are based on managed assets and may vary over time. Sector Weightings exclude any government/sovereign bonds or options on broad market indexes the Fund may hold.

ASSET ALLOCATION

Fund asset allocations are based on total investments and may vary over time.

See accompanying Notes to Schedule of Investments

www.calamos.com

Dynamic Convertible and Income Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
ASSET BACKED SECURITY (0.0%)
	Other (0.0%)
215,000	SVC ABS, LLC Series 2023-1A, Class C* 6.700%, 02/20/53 (Cost $203,718)	$207,649
CORPORATE BONDS (16.7%)
	Airlines (0.2%)
200,648	Alaska Airlines Pass Through Trust Series 2020-1, Class A*µ 4.800%, 02/15/29	199,163
49,360	Alaska Airlines Pass Through Trust Series 2020-1, Class B* 8.000%, 02/15/27	49,720
244,900	American Airlines Pass Through Trust Series 2021-1, Class B 3.950%, 01/11/32	229,187
217,076	British Airways Pass Through Trust Series 2021-1, Class B* 3.900%, 03/15/33	204,306
253,451	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	256,971
		939,347
	Communication Services (1.6%)
200,000	Altice Financing, SA* 5.750%, 08/15/29	147,266
320,000	APi Group DE, Inc.* 4.750%, 10/15/29	301,971
242,000	Cincinnati Bell Telephone Company, LLC 6.300%, 12/01/28	228,003
130,000	Clear Channel Outdoor Holdings, Inc.* 7.875%, 04/01/30	130,250
80,000	9.000%, 09/15/28	82,979
200,000	Connect Finco SARL / Connect US Finco, LLC* 9.000%, 09/15/29	187,164
371,000	Consolidated Communications, Inc.* 6.500%, 10/01/28	365,587
535,000	CSC Holdings, LLC* 4.500%, 11/15/31	364,554
400,000	4.625%, 12/01/30	185,492
246,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.* 5.875%, 08/15/27	237,985
400,000	Frontier California, Inc. 6.750%, 05/15/27	397,296
65,000	Frontier Communications Holdings, LLC* 8.750%, 05/15/30	68,078
419,000	Frontier Florida, LLC 6.860%, 02/01/28	429,429
400,000	Frontier North, Inc. 6.730%, 02/15/28	407,284
PRINCIPAL AMOUNT		VALUE
235,000	Go Daddy Operating Company, LLC / GD Finance Company, Inc.* 3.500%, 03/01/29	$219,539
135,000	Gray Media, Inc.* 5.375%, 11/15/31	80,727
260,000	Hughes Satellite Systems Corp.^ 5.250%, 08/01/26	242,500
132,000	iHeartCommunications, Inc.* 10.875%, 05/01/30	55,657
89,000	7.750%, 08/15/30	64,354
200,000	Lumen Technologies, Inc. 7.600%, 09/15/39	147,044
196,625	10.000%, 10/15/32*	196,427
130,000	Match Group Holdings II, LLC* 3.625%, 10/01/31	111,602
260,000	Paramount Global 4.900%, 08/15/44	195,707
94,000	Qwest Corp. 7.250%, 09/15/25	93,769
160,000	Rogers Communications, Inc.‡ 7.125%, 04/15/55 5 year CMT + 2.62	159,370
160,000	7.000%, 04/15/55 5 year CMT + 2.65	160,768
136,000	Scripps Escrow II, Inc.* 3.875%, 01/15/29^	104,762
68,000	5.375%, 01/15/31	38,782
95,000	Scripps Escrow, Inc.*^ 5.875%, 07/15/27	75,272
130,000	Sinclair Television Group, Inc.* 8.125%, 02/15/33	128,909
325,000	Sirius XM Radio, LLC* 3.875%, 09/01/31^	278,980
215,000	5.500%, 07/01/29	209,687
130,000	3.125%, 09/01/26	126,650
242,000	Spanish Broadcasting System, Inc.* 9.750%, 03/01/26	154,928
170,000	Stagwell Global, LLC* 5.625%, 08/15/29	160,672
130,000	Telesat Canada / Telesat, LLC* 4.875%, 06/01/27	71,287
200,000	Time Warner Cable, LLC 6.550%, 05/01/37	197,494
105,000	7.300%, 07/01/38	109,408
103,000	United States Cellular Corp. 6.700%, 12/15/33	111,578
202,000	Univision Communications, Inc.* 8.000%, 08/15/28	196,659
130,000	8.500%, 07/31/31	123,014
		7,348,884
	Consumer Discretionary (3.4%)
400,000	Adams Homes, Inc.* 9.250%, 10/15/28	402,040

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Dynamic Convertible and Income Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
340,000	Adient Global Holdings, Ltd.*^ 8.250%, 04/15/31	$337,039
130,000	7.500%, 02/15/33	123,302
320,000	Aptiv Swiss Holdings, Ltd.‡ 6.875%, 12/15/54 5 year CMT + 3.39%	299,626
228,000	Ashton Woods USA, LLC / Ashton Woods Finance Company* 4.625%, 08/01/29	211,785
325,000	At Home Group, Inc.* 4.875%, 07/15/28	87,643
355,000	Bath & Body Works, Inc. 6.694%, 01/15/27^	362,029
195,000	6.875%, 11/01/35	196,283
50,000	6.625%, 10/01/30*	50,982
168,000	Caesars Entertainment, Inc.* 4.625%, 10/15/29^	155,644
160,000	6.000%, 10/15/32^	150,954
50,000	7.000%, 02/15/30	51,258
134,000	Carnival Corp.* 4.000%, 08/01/28µ	128,041
98,000	7.625%, 03/01/26	98,138
16,000	7.000%, 08/15/29µ	16,710
63,331	Carvana Company* 9.000%, 06/01/31	71,461
49,634	9.000%, 06/01/30	52,642
27,862	9.000%, 12/01/28	28,655
570,000	CCO Holdings, LLC / CCO Holdings Capital Corp.* 4.750%, 03/01/30	539,117
515,000	5.125%, 05/01/27	508,135
315,000	4.500%, 08/15/30	292,931
300,000	6.375%, 09/01/29^	303,054
266,000	4.250%, 02/01/31	240,703
130,000	5.000%, 02/01/28	126,952
130,000	4.750%, 02/01/32	117,966
132,000	Churchill Downs, Inc.* 6.750%, 05/01/31	133,511
130,000	5.750%, 04/01/30	127,282
220,000	Dana, Inc. 4.250%, 09/01/30	202,921
195,000	4.500%, 02/15/32^	175,383
140,000	DISH DBS Corp. 5.125%, 06/01/29	87,689
101,000	7.375%, 07/01/28	68,389
265,000	DISH Network Corp.* 11.750%, 11/15/27	278,637
400,000	Empire Resorts, Inc.* 7.750%, 11/01/26	381,468
296,000	Everi Holdings, Inc.* 5.000%, 07/15/29	297,533
275,000	Ford Motor Company^ 6.100%, 08/19/32	263,945
PRINCIPAL AMOUNT		VALUE
425,000	Ford Motor Credit Company, LLC 4.000%, 11/13/30	$378,501
350,000	5.113%, 05/03/29	335,688
340,000	7.200%, 06/10/30	350,588
98,000	Gap, Inc.* 3.875%, 10/01/31	84,928
135,000	General Motors Company 5.200%, 04/01/45	111,089
455,000	goeasy, Ltd.* 9.250%, 12/01/28	476,876
237,000	7.625%, 07/01/29	239,124
400,000	Goodyear Tire & Rubber Company^ 5.625%, 04/30/33	370,052
140,000	5.250%, 07/15/31	130,917
155,000	Group 1 Automotive, Inc.* 6.375%, 01/15/30	157,058
114,000	4.000%, 08/15/28	108,450
58,888	JetBlue Pass Through Trust Series 2019-2, Class B 8.000%, 11/15/27	58,891
363,000	Kohl's Corp. 5.550%, 07/17/45	172,871
265,000	LCM Investments Holdings II, LLC* 8.250%, 08/01/31	277,712
265,000	Liberty Interactive, LLC 8.250%, 02/01/30	99,224
260,000	Life Time, Inc.* 6.000%, 11/15/31	259,691
135,000	Light & Wonder International, Inc.* 7.500%, 09/01/31	138,811
100,000	Lindblad Expeditions Holdings, Inc.* 9.000%, 05/15/28	102,917
168,000	Lindblad Expeditions, LLC* 6.750%, 02/15/27	167,622
175,000	M/I Homes, Inc. 3.950%, 02/15/30	159,026
305,000	Macy's Retail Holdings, LLC 6.700%, 07/15/34*	256,102
200,000	4.300%, 02/15/43	120,136
510,000	MGM Resorts International 6.500%, 04/15/32	503,161
332,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.* 4.875%, 05/01/29	314,573
265,000	Newell Brands, Inc. 6.875%, 04/01/36^	231,001
130,000	6.625%, 05/15/32^	116,750
100,000	5.700%, 04/01/26	98,815
130,000	Nordstrom, Inc. 5.000%, 01/15/44	91,260
239,000	Patrick Industries, Inc.* 4.750%, 05/01/29	227,836
130,000	6.375%, 11/01/32	126,503

See accompanying Notes to Schedule of Investments

www.calamos.com

Dynamic Convertible and Income Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
305,000	PENN Entertainment, Inc.*^ 4.125%, 07/01/29	$268,000
365,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.* 5.625%, 09/01/29	214,160
135,000	QVC, Inc. 5.450%, 08/15/34	66,388
130,000	Raising Cane's Restaurants, LLC* 9.375%, 05/01/29	138,146
20,618	Rite Aid Cmsr Note 12.000%, 12/31/25	23,711
448,000	Rite Aid Corp. 0.000%, 11/15/26*@	—
151,382	15.000%, 08/30/31	26,677
81,390	0.000%, 10/18/25*	—
29,415	11.317%, 08/30/31* 3 mo. SOFR + 7.00%	20,591
27,717	Rite Aid Note Holder Trust Bond 0.000%, 08/30/34	—
260,000	Rivers Enterprise Borrower, LLC / Rivers Enterprise Finance Corp.* 6.625%, 02/01/33	257,163
32,000	Royal Caribbean Cruises, Ltd.* 6.250%, 03/15/32	32,510
32,000	5.625%, 09/30/31	31,793
240,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed* 4.625%, 03/01/29	223,327
395,000	Six Flags Entertainment Corp.* 7.250%, 05/15/31	400,917
207,000	Six Flags Entertainment Corp. / Canada's Wonderland Company / Magnum Management Corp. 5.250%, 07/15/29	197,650
173,000	Sonic Automotive, Inc.* 4.625%, 11/15/29	162,399
193,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	185,714
275,000	Station Casinos, LLC* 4.500%, 02/15/28	265,788
260,000	STL Holding Company, LLC* 8.750%, 02/15/29	265,161
65,000	Viking Cruises, Ltd.* 9.125%, 07/15/31	69,570
265,000	ZF North America Capital, Inc.* 7.125%, 04/14/30	244,807
		16,330,493
	Consumer Staples (0.8%)
130,000	Brink's Company* 6.750%, 06/15/32	133,254
130,000	6.500%, 06/15/29	132,709
PRINCIPAL AMOUNT		VALUE
305,000	Central Garden & Pet Company* 4.125%, 04/30/31	$274,921
304,000	Edgewell Personal Care Company* 4.125%, 04/01/29	284,781
370,000	Energizer Holdings, Inc.* 4.375%, 03/31/29	345,713
66,000	6.500%, 12/31/27	66,401
73,000	JBS USA Holding Lux Sarl/ JBS USA Food Company/ JBS Lux Company Sarl 5.750%, 04/01/33	74,529
40,000	5.500%, 01/15/30µ	40,672
231,655	MPH Acquisition Holdings, LLC* 6.750%, 03/31/31 0.75% PIK rate	155,637
109,200	5.750%, 12/31/30	85,110
96,452	11.500%, 12/31/30 6.50% Cash & 5.00% PIK Rate	90,212
177,000	New Albertsons, LP 7.750%, 06/15/26	181,591
200,000	Opal Bidco, SAS* 6.500%, 03/31/32	200,352
261,000	Performance Food Group, Inc.* 4.250%, 08/01/29	247,230
65,000	6.125%, 09/15/32	65,300
210,000	Pilgrim's Pride Corp. 4.250%, 04/15/31	199,072
260,000	Post Holdings, Inc.* 6.250%, 02/15/32	262,514
195,000	6.375%, 03/01/33	193,422
252,000	Prestige Brands, Inc.* 3.750%, 04/01/31	227,879
195,000	RR Donnelley & Sons Company* 9.500%, 08/01/29	186,307
240,000	United Natural Foods, Inc.* 6.750%, 10/15/28	235,870
130,000	Walgreens Boots Alliance, Inc. 4.650%, 06/01/46	118,060
		3,801,536
	Energy (2.2%)
260,000	Ascent Resources Utica Holdings, LLC / ARU Finance Corp.* 6.625%, 10/15/32	257,475
197,000	Buckeye Partners, LP 6.750%, 02/01/30*	200,538
135,000	5.850%, 11/15/43	113,501
98,000	6.875%, 07/01/29*	99,924
326,000	Civitas Resources, Inc.* 8.750%, 07/01/31	309,935
200,000	Continental Resources, Inc. 4.900%, 06/01/44	154,478
202,000	DT Midstream, Inc.* 4.125%, 06/15/29	189,737
195,000	Enbridge, Inc.‡ 7.375%, 03/15/55 5 year CMT + 3.12%	197,057

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Dynamic Convertible and Income Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
130,000	7.200%, 06/27/54 5 year CMT + 2.97%	$129,832
325,000	Encino Acquisition Partners Holdings, LLC* 8.750%, 05/01/31	331,796
250,000	Energy Transfer, LP‡ 7.555%, 11/01/66^ 3 mo. SOFR + 3.28%	242,475
197,000	6.500%, 11/15/26 5 year CMT + 5.69%	196,178
130,000	7.125%, 10/01/54^ 5 year CMT + 2.83%	128,696
430,000	EQT Corp.*µ 7.500%, 06/01/27	437,233
196,000	Genesis Energy, LP / Genesis Energy Finance Corp. 8.875%, 04/15/30	200,318
130,000	8.000%, 05/15/33	126,548
365,000	Gulfport Energy Operating Corp.* 6.750%, 09/01/29	360,686
260,000	Howard Midstream Energy Partners, LLC* 7.375%, 07/15/32	266,347
260,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.875%, 12/01/32	252,377
263,000	Matador Resources Company* 6.500%, 04/15/32	253,574
276,000	Nabors Industries, Inc.* 9.125%, 01/31/30	250,619
100,000	Nabors Industries, Ltd.*^ 7.500%, 01/15/28	79,626
195,000	New Fortress Energy, Inc.*^ 6.500%, 09/30/26	160,231
275,000	Oceaneering International, Inc. 6.000%, 02/01/28	262,344
168,000	ONEOK, Inc.* 6.500%, 09/01/30	178,063
390,000	Parkland Corp.* 6.625%, 08/15/32	388,284
246,000	Permian Resources Operating, LLC* 7.000%, 01/15/32	248,034
65,000	6.250%, 02/01/33	63,652
270,000	Plains All American Pipeline, LP‡ 8.695%, 05/31/25 3 mo. SOFR + 4.37%	266,933
260,000	South Bow Canadian Infrastructure Holdings, Ltd.*‡ 7.625%, 03/01/55 5 year CMT + 3.95%	259,823
357,000	Summit Midstream Holdings, LLC* 8.625%, 10/31/29	351,870
130,000	Sunoco, LP* 6.250%, 07/01/33	129,944
365,000	TGNR Intermediate Holdings, LLC* 5.500%, 10/15/29	335,282
PRINCIPAL AMOUNT		VALUE
361,600	Transocean, Inc.* 8.750%, 02/15/30	$353,641
260,000	8.250%, 05/15/29	210,337
65,000	Venture Global Calcasieu Pass, LLC* 4.125%, 08/15/31	58,508
65,000	3.875%, 08/15/29	59,669
592,000	Venture Global LNG, Inc.* 9.000%, 09/30/29‡ 5 year CMT + 5.44%	508,771
330,000	8.375%, 06/01/31	318,344
200,000	8.125%, 06/01/28	198,900
137,000	7.000%, 01/15/30	129,209
135,000	9.875%, 02/01/32	137,442
135,000	9.500%, 02/01/29	139,995
252,000	Vital Energy, Inc.*^ 7.875%, 04/15/32	195,086
275,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	269,778
392,000	Weatherford International, Ltd.* 8.625%, 04/30/30	388,962
227,000	Wildfire Intermediate Holdings, LLC* 7.500%, 10/15/29	207,853
		10,599,905
	Financials (3.0%)
420,000	Acrisure, LLC / Acrisure Finance, Inc.* 8.250%, 02/01/29	430,345
250,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust^‡ 6.950%, 03/10/55 5 year CMT + 2.72%	251,340
260,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer* 7.375%, 10/01/32	262,980
260,000	6.500%, 10/01/31	259,935
367,000	Ally Financial, Inc.‡ 4.700%, 05/15/26 5 year CMT + 3.87%	338,168
125,000	4.700%, 05/15/28 7 year CMT + 3.48%	106,926
268,000	AmWINS Group, Inc.* 4.875%, 06/30/29	255,600
270,000	AssuredPartners, Inc.* 5.625%, 01/15/29	269,784
260,000	Baldwin Insurance Group Holdings, LLC / Baldwin Insurance Group Holdings Finance* 7.125%, 05/15/31	265,327
260,000	Blackstone Mortgage Trust, Inc.* 7.750%, 12/01/29	270,707
275,000	Boost Newco Borrower LLC* 7.500%, 01/15/31	290,433
130,000	Brandywine Operating Partnership, LP 8.875%, 04/12/29	136,708

See accompanying Notes to Schedule of Investments

www.calamos.com

Dynamic Convertible and Income Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
195,000	Bread Financial Holdings, Inc.*‡ 8.375%, 06/15/35 5 year CMT + 4.30	$182,928
463,000	BroadStreet Partners, Inc.* 5.875%, 04/15/29	447,684
275,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC* 4.500%, 04/01/27	266,954
200,000	Burford Capital Global Financial, LLC* 6.875%, 04/15/30	199,894
255,000	Corebridge Financial, Inc.‡ 6.375%, 09/15/54 5 year CMT + 2.65%	245,789
180,000	Credit Acceptance Corp.* 9.250%, 12/15/28	190,679
116,000	6.625%, 03/15/30	114,305
265,000	Cushman & Wakefield U.S. Borrower, LLC*^ 8.875%, 09/01/31	283,720
130,000	Enstar Group, Ltd.*‡ 7.500%, 04/01/45 5 year CMT + 3.19	130,644
300,000	GGAM Finance, Ltd.* 8.000%, 02/15/27	307,920
130,000	5.875%, 03/15/30	129,484
398,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	375,318
145,000	HAT Holdings I, LLC / HAT Holdings II, LLC* 8.000%, 06/15/27	149,260
398,000	HUB International, Ltd.* 5.625%, 12/01/29	390,307
195,000	7.375%, 01/31/32	201,010
202,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp. 4.375%, 02/01/29	168,492
420,000	Iron Mountain, Inc.* 5.250%, 03/15/28	413,700
325,000	Jefferies Finance, LLC / JFIN Co-Issuer Corp.* 5.000%, 08/15/28	302,604
255,000	6.625%, 10/15/31	250,295
280,000	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.* 4.750%, 06/15/29	268,601
269,000	5.250%, 10/01/25	268,123
162,000	7.000%, 07/15/31	167,495
220,000	LD Holdings Group, LLC* 8.750%, 11/01/27	200,994
205,860	Level 3 Financing, Inc.* 10.000%, 10/15/32	206,093
140,000	3.875%, 10/15/30	110,767
PRINCIPAL AMOUNT		VALUE
265,000	Macquarie Airfinance Holdings, Ltd.* 8.125%, 03/30/29	$277,585
390,000	MetLife, Inc. 6.400%, 12/15/66	386,268
170,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP* 4.500%, 09/30/28	160,387
130,000	Newmark Group, Inc. 7.500%, 01/12/29	136,100
180,000	OneMain Finance Corp. 3.875%, 09/15/28	166,725
130,000	7.500%, 05/15/31^	132,068
255,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer* 7.000%, 02/01/30	255,133
325,000	Provident Funding Associates, LP / PFG Finance Corp.* 9.750%, 09/15/29	334,327
265,000	RHP Hotel Properties, LP / RHP Finance Corp.* 6.500%, 04/01/32	264,618
251,000	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.* 3.875%, 03/01/31	227,348
125,000	3.625%, 03/01/29	116,600
195,000	Saks Global Enterprises, LLC* 11.000%, 12/15/29	118,379
190,000	Service Properties Trust 8.375%, 06/15/29	185,408
260,000	Starwood Property Trust, Inc.* 6.000%, 04/15/30	257,899
130,000	6.500%, 07/01/30	131,158
325,000	StoneX Group, Inc.* 7.875%, 03/01/31	338,949
260,000	TrueNoord Capital DAC* 8.750%, 03/01/30	265,886
310,000	United Wholesale Mortgage, LLC* 5.500%, 04/15/29	300,905
130,000	5.750%, 06/15/27	128,440
160,000	Uniti Group, LP / Uniti Group Finance 2019, Inc. / CSL Capital, LLC* 10.500%, 02/15/28	170,014
135,000	6.500%, 02/15/29	123,576
130,000	VFH Parent, LLC / Valor Co-Issuer, Inc.* 7.500%, 06/15/31	133,679
300,000	VZ Secured Financing, BV* 5.000%, 01/15/32	261,939
260,000	XHR, LP* 6.625%, 05/15/30	256,643
		14,241,347
	Health Care (1.1%)
130,000	Acadia Healthcare Company, Inc.* 7.375%, 03/15/33	130,377

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Dynamic Convertible and Income Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
533,000	CHS/Community Health Systems, Inc.* 6.125%, 04/01/30	$362,856
197,000	10.875%, 01/15/32	203,629
146,000	6.875%, 04/15/29	107,075
33,000	5.250%, 05/15/30	28,201
313,000	DaVita, Inc.* 3.750%, 02/15/31	275,324
291,000	4.625%, 06/01/30	270,842
255,000	6.875%, 09/01/32^	257,815
195,000	Embecta Corp.* 5.000%, 02/15/30	175,681
67,000	6.750%, 02/15/30	65,040
130,000	Encompass Health Corp. 4.750%, 02/01/30	126,676
130,000	4.500%, 02/01/28	128,170
257,000	HCA, Inc. 7.500%, 11/06/33	290,135
200,000	Jazz Securities DAC* 4.375%, 01/15/29	190,070
336,000	Medline Borrower, LP* 5.250%, 10/01/29	319,526
335,000	3.875%, 04/01/29	312,783
33,000	Medline Borrower, LP / Medline Co-Issuer, Inc.* 6.250%, 04/01/29	33,308
490,000	Organon & Company / Organon Foreign Debt Co-Issuer, BV* 5.125%, 04/30/31^	411,497
200,000	4.125%, 04/30/28	188,840
625,000	Tenet Healthcare Corp. 6.250%, 02/01/27	625,181
375,000	6.875%, 11/15/31	385,376
335,000	Teva Pharmaceutical Finance Netherlands III, BV^ 5.125%, 05/09/29	326,059
		5,214,461
	Industrials (2.0%)
260,000	Aar Escrow Issuer, LLC* 6.750%, 03/15/29	266,360
300,000	ACCO Brands Corp.* 4.250%, 03/15/29	260,907
265,000	Air Lease Corp.‡ 4.125%, 12/15/26 5 year CMT + 3.15%	243,943
440,000	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC* 4.625%, 01/15/27	435,732
195,000	5.875%, 02/15/28	195,365
146,000	Arcosa, Inc.* 4.375%, 04/15/29	137,130
130,000	6.875%, 08/15/32	132,531
725,375	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK Rate	19,070
PRINCIPAL AMOUNT		VALUE
130,000	Bombardier, Inc.* 8.750%, 11/15/30	$139,564
95,000	7.000%, 06/01/32^	96,185
81,000	7.250%, 07/01/31^	83,134
54,000	7.875%, 04/15/27	54,152
261,000	BWX Technologies, Inc.* 4.125%, 04/15/29	248,135
273,000	Cascades, Inc. / Cascades USA, Inc.* 5.375%, 01/15/28	266,451
68,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*µ 4.750%, 10/20/28	67,482
350,000	Deluxe Corp.* 8.000%, 06/01/29	322,742
65,000	8.125%, 09/15/29	65,115
252,000	EMRLD Borrower, LP / Emerald Co-Issuer, Inc.* 6.625%, 12/15/30	256,055
145,000	EnerSys* 4.375%, 12/15/27	140,711
135,000	6.625%, 01/15/32	137,993
97,000	EquipmentShare.com, Inc.* 8.000%, 03/15/33^	95,841
95,000	8.625%, 05/15/32	96,867
161,000	Graham Packaging Company, Inc.* 7.125%, 08/15/28	157,489
175,000	Graphic Packaging International, LLC* 4.750%, 07/15/27	171,936
125,000	3.500%, 03/01/29	116,374
290,000	Great Lakes Dredge & Dock Corp.* 5.250%, 06/01/29	264,857
623,000	H&E Equipment Services, Inc.* 3.875%, 12/15/28	621,380
350,000	Herc Holdings, Inc.* 5.500%, 07/15/27	346,626
130,000	6.625%, 06/15/29	128,519
195,000	JELD-WEN, Inc.*^ 7.000%, 09/01/32	171,621
70,000	4.875%, 12/15/27	64,670
445,000	Ken Garff Automotive, LLC* 4.875%, 09/15/28	429,772
170,000	Moog, Inc.* 4.250%, 12/15/27	164,308
272,000	Novelis Corp.* 4.750%, 01/30/30	253,145
260,000	Quikrete Holdings, Inc.* 6.375%, 03/01/32	261,955
65,000	Sealed Air Corp.* 6.500%, 07/15/32^	66,219
65,000	5.000%, 04/15/29	63,408
206,000	Sealed Air Corp./Sealed Air Corp. U.S.* 6.125%, 02/01/28	207,714
65,000	7.250%, 02/15/31	67,706
247,000	Sensata Technologies, Inc.* 3.750%, 02/15/31	216,058

See accompanying Notes to Schedule of Investments

www.calamos.com

Dynamic Convertible and Income Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
60,000	Standard Building Solutions, Inc.* 6.500%, 08/15/32	$60,829
127,000	Standard Industries, Inc.* 5.000%, 02/15/27	126,197
285,000	TransDigm, Inc.* 6.875%, 12/15/30	294,026
200,000	6.750%, 08/15/28	204,170
100,000	7.125%, 12/01/31	104,080
65,000	6.625%, 03/01/32	66,691
79,223	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	75,699
144,000	Wabash National Corp.* 4.500%, 10/15/28	121,248
260,000	Waste Pro USA, Inc.* 7.000%, 02/01/33	266,243
157,000	Williams Scotsman, Inc.* 4.625%, 08/15/28	151,236
130,000	7.375%, 10/01/31	134,853
100,000	6.625%, 06/15/29	101,559
		9,242,053
	Information Technology (0.7%)
153,000	Coherent Corp.* 5.000%, 12/15/29	146,840
116,000	Dell International, LLC / EMC Corp.µ 6.020%, 06/15/26	117,371
130,000	Dun & Bradstreet Corp.*^ 5.000%, 12/15/29	129,879
138,000	Fair Isaac Corp.* 4.000%, 06/15/28	132,715
300,000	KBR, Inc.* 4.750%, 09/30/28	284,829
132,000	NCL Corp., Ltd.* 8.125%, 01/15/29	138,185
130,000	6.750%, 02/01/32	127,027
198,000	ON Semiconductor Corp.* 3.875%, 09/01/28	187,526
135,000	Open Text Corp.* 6.900%, 12/01/27	138,864
98,000	Open Text Holdings, Inc.* 4.125%, 12/01/31	87,659
230,000	Playtika Holding Corp.* 4.250%, 03/15/29	203,492
370,000	TTM Technologies, Inc.* 4.000%, 03/01/29	344,899
185,000	Twilio, Inc. 3.625%, 03/15/29	173,656
66,000	3.875%, 03/15/31	60,059
97,000	UKG, Inc.* 6.875%, 02/01/31	99,980
390,000	Viavi Solutions, Inc.* 3.750%, 10/01/29	357,677
260,000	Zebra Technologies Corp.* 6.500%, 06/01/32	261,531
PRINCIPAL AMOUNT		VALUE
300,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.* 3.875%, 02/01/29	$276,054
		3,268,243
	Materials (0.7%)
147,000	ATI, Inc. 5.875%, 12/01/27	146,940
260,000	Avient Corp.* 6.250%, 11/01/31	257,332
130,000	Celanese US Holdings, LLC^ 6.629%, 07/15/32	127,971
220,000	Chemours Company* 8.000%, 01/15/33	198,383
195,000	4.625%, 11/15/29	163,359
420,000	Clearwater Paper Corp.* 4.750%, 08/15/28	391,806
200,000	Cleveland-Cliffs, Inc.*^ 7.000%, 03/15/32	188,548
250,000	Constellium, SE*^ 6.375%, 08/15/32	246,298
195,000	JW Aluminum Continuous Cast Company* 10.250%, 04/01/30	191,759
265,000	Knife River Corp.* 7.750%, 05/01/31	277,603
279,000	Mercer International, Inc. 5.125%, 02/01/29	229,436
133,000	12.875%, 10/01/28*	136,100
250,000	OCI, NV* 6.700%, 03/16/33	273,095
305,000	Silgan Holdings, Inc. 4.125%, 02/01/28	293,178
260,000	Terex Corp.* 6.250%, 10/15/32	249,088
111,350	Trinseo Luxco Finance SPV Sarl / Trinseo NA Finance SPV, LLC* 7.625%, 05/03/29	68,412
		3,439,308
	Other (0.6%)
355,000	1261229 BC, Ltd.* 10.000%, 04/15/32	348,326
260,000	Alumina Pty, Ltd.* 6.375%, 09/15/32	253,960
104,401	Claritev Corp.* 6.750%, 03/31/31 0.75% PIK rate	66,303
406,000	EchoStar Corp. 10.750%, 11/30/29	429,544
261,318	6.750%, 11/30/30 6.75% PIK Rate	243,433
140,000	Gen Digital, Inc.* 6.750%, 09/30/27	142,463
130,000	Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings, LLC* 8.250%, 04/15/30	130,202

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Dynamic Convertible and Income Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
260,000	New Gold, Inc.* 6.875%, 04/01/32	$265,964
100,000	Nissan Motor Acceptance Company, LLC* 7.050%, 09/15/28	102,306
260,000	Olin Corp.* 6.625%, 04/01/33	246,987
130,000	Reinsurance Group of America, Inc.‡ 6.650%, 09/15/55 5 year CMT + 2.39	126,481
260,000	Rfna, LP* 7.875%, 02/15/30	255,679
260,000	Stonepeak Nile Parent, LLC* 7.250%, 03/15/32	264,165
		2,875,813
	Real Estate (0.0%)
130,000	Forestar Group, Inc.* 6.500%, 03/15/33	126,545
	Special Purpose Acquisition Companies (0.1%)
65,000	Clydesdale Acquisition Holdings, Inc.* 6.750%, 04/15/32	66,559
260,000	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.* 6.750%, 01/15/30^	227,469
131,000	4.625%, 01/15/29	121,679
		415,707
	Utilities (0.3%)
99,000	AES Corp.‡ 6.950%, 07/15/55 5 year CMT + 2.89	92,646
95,000	7.600%, 01/15/55 5 year CMT + 3.20%	94,176
130,000	Dominion Energy, Inc.^‡ 6.625%, 05/15/55 5 year CMT + 2.21%	128,426
265,000	Duke Energy Corp.^‡ 6.450%, 09/01/54 5 year CMT + 2.59%	266,081
200,000	Entergy Corp.‡ 7.125%, 12/01/54 5 year CMT + 2.67%	201,618
200,000	Evergy, Inc.^‡ 6.650%, 06/01/55 5 year CMT + 2.56%	194,732
191,000	NiSource, Inc.^‡ 6.950%, 11/30/54 5 year CMT + 2.45%	194,398
97,000	PPL Capital Funding, Inc.‡ 7.226%, 03/30/67 3 mo. SOFR + 2.93%	94,903
125,000	Vistra Corp.*‡ 7.000%, 12/15/26 5 year CMT + 5.74%	126,402
PRINCIPAL AMOUNT		VALUE
65,000	8.000%, 10/15/26 5 year CMT + 6.93%	$66,457
		1,459,839
	TOTAL CORPORATE BONDS (Cost $83,196,734)	79,303,481
CONVERTIBLE BONDS (117.0%)
	Communication Services (12.8%)
2,500,000	AST SpaceMobile, Inc.* 4.250%, 03/01/32	2,956,475
7,750,000	Liberty Media Corp.-Liberty Formula One 2.250%, 08/15/27	9,452,598
13,250,000	Live Nation Entertainment, Inc.*µ 2.875%, 01/15/30	13,692,815
4,500,000	Match Group Financeco 3, Inc.*µ 2.000%, 01/15/30	3,942,630
14,000,000	Snap, Inc.*µ 0.500%, 05/01/30	11,459,700
14,508,000	Uber Technologies, Inc.µ 0.875%, 12/01/28	19,043,926
		60,548,144
	Consumer Discretionary (16.2%)
10,000,000	Alibaba Group Holding, Ltd.* 0.500%, 06/01/31	13,155,100
4,000,000	Booking Holdings, Inc. 0.750%, 05/01/25	9,804,000
3,750,000	Carnival Corp. 5.750%, 12/01/27	5,986,612
9,750,000	DraftKings Holdings, Inc.µ 0.000%, 03/15/28	8,573,565
9,000,000	Marriott Vacations Worldwide Corp.µ 3.250%, 12/15/27	8,224,830
4,250,000	Meritage Homes Corp.*µ 1.750%, 05/15/28	4,149,742
10,000,000	Rivian Automotive, Inc.µ 4.625%, 03/15/29	10,185,200
750,000	Royal Caribbean Cruises, Ltd. 6.000%, 08/15/25	3,238,688
5,000,000	Shake Shack, Inc. 0.000%, 03/01/28	4,631,800
5,500,000	Trip.com Group, Ltd.* 0.750%, 06/15/29	6,221,930
3,000,000	Wayfair, Inc.µ 3.500%, 11/15/28	2,987,640
		77,159,107
	Consumer Staples (1.4%)
6,500,000	Enovis Corp.µ 3.875%, 10/15/28	6,501,105

See accompanying Notes to Schedule of Investments

www.calamos.com

Dynamic Convertible and Income Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
	Energy (1.8%)
3,500,000	Kosmos Energy, Ltd. 3.125%, 03/15/30	$2,410,520
4,265,000	Nabors Industries, Inc. 1.750%, 06/15/29	2,424,269
3,750,000	Northern Oil & Gas, Inc. 3.625%, 04/15/29	3,601,200
9,600,000	SunEdison, Inc.*@ 0.000%, 01/15/49	33,600
		8,469,589
	Financials (2.5%)
3,750,000	Affirm Holdings, Inc.*µ 0.750%, 12/15/29	3,403,388
5,375,000	Coinbase Global, Inc.µ 0.250%, 04/01/30	5,352,317
3,750,000	Upstart Holdings, Inc.* 1.000%, 11/15/30	3,151,275
		11,906,980
	Health Care (15.4%)
4,000,000	Alnylam Pharmaceuticals, Inc. 1.000%, 09/15/27	4,585,920
7,000,000	Alphatec Holdings, Inc.* 0.750%, 03/15/30	6,955,900
7,000,000	Dexcom, Inc.µ 0.375%, 05/15/28	6,341,090
5,000,000	Exact Sciences Corp.*µ 2.000%, 03/01/30	4,754,100
3,750,000	Haemonetics Corp.*µ 2.500%, 06/01/29	3,594,487
6,750,000	Halozyme Therapeutics, Inc. 0.250%, 03/01/27	7,078,387
1,250,000	Insmed, Inc. 0.750%, 06/01/28	2,815,238
7,000,000	Integer Holdings Corp.* 1.875%, 03/15/30	7,412,930
3,750,000	Ionis Pharmaceuticals, Inc.µ 1.750%, 06/15/28	3,661,387
4,750,000	Jazz Investments I, Ltd.µ 2.000%, 06/15/26	4,900,290
3,250,000	3.125%, 09/15/30*	3,532,978
2,439,000	Lantheus Holdings, Inc. 2.625%, 12/15/27	3,626,183
2,500,000	Merit Medical Systems, Inc.* 3.000%, 02/01/29	3,188,625
9,000,000	NeoGenomics, Inc. 0.250%, 01/15/28	7,603,290
3,250,000	Sarepta Therapeutics, Inc.µ 1.250%, 09/15/27	3,086,623
		73,137,428
PRINCIPAL AMOUNT		VALUE
	Industrials (3.2%)
3,250,000	Axon Enterprise, Inc. 0.500%, 12/15/27	$8,824,530
2,250,000	Bloom Energy Corp. 3.000%, 06/01/28	2,849,175
3,500,000	Tetra Tech, Inc. 2.250%, 08/15/28	3,724,630
		15,398,335
	Information Technology (51.7%)
3,625,000	Advanced Energy Industries, Inc. 2.500%, 09/15/28	3,802,552
7,250,000	Akamai Technologies, Inc.µ 1.125%, 02/15/29	7,023,655
3,750,000	0.375%, 09/01/27	3,711,525
1,750,000	Applied Digital Corp.* 2.750%, 06/01/30	1,195,373
7,500,000	BILL Holdings, Inc.*µ 0.000%, 04/01/30	6,353,925
7,500,000	Core Scientific, Inc.* 0.000%, 06/15/31µ	6,390,975
2,125,000	3.000%, 09/01/29	2,315,464
15,000,000	Datadog, Inc.*µ 0.000%, 12/01/29	13,522,500
7,250,000	Guidewire Software, Inc.* 1.250%, 11/01/29	8,018,790
3,250,000	Itron, Inc.*^ 1.375%, 07/15/30	3,549,488
6,500,000	Lumentum Holdings, Inc. 1.500%, 12/15/29	7,428,980
7,000,000	MACOM Technology Solutions Holdings, Inc.*µ 0.000%, 12/15/29	6,551,020
14,750,000	MicroStrategy, Inc.* 0.000%, 03/01/30µ	16,533,275
10,750,000	0.000%, 12/01/29	9,822,705
13,750,000	MKS Instruments, Inc.*µ 1.250%, 06/01/30	11,861,987
5,250,000	NCL Corp., Ltd. 1.125%, 02/15/27µ	4,956,997
2,750,000	5.375%, 08/01/25	2,881,588
9,250,000	Nutanix, Inc.*µ^ 0.500%, 12/15/29	9,985,190
15,000,000	ON Semiconductor Corp.µ 0.500%, 03/01/29	12,985,950
2,750,000	Palo Alto Networks, Inc. 0.375%, 06/01/25	10,276,750
2,250,000	PAR Technology Corp. 1.500%, 10/15/27	2,369,993
1,800,000	1.000%, 01/15/30*	1,664,208
3,750,000	Parsons Corp.µ 2.625%, 03/01/29	3,975,937
3,250,000	Q2 Holdings, Inc. 0.750%, 06/01/26	3,601,943

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Dynamic Convertible and Income Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
6,500,000	Rapid7, Inc. 1.250%, 03/15/29	$5,559,450
2,125,000	Riot Platforms, Inc.* 0.750%, 01/15/30	1,626,964
8,000,000	Seagate HDD Cayman 3.500%, 06/01/28	10,127,200
12,750,000	Shift4 Payments, Inc.µ 0.500%, 08/01/27	13,034,197
12,000,000	Snowflake, Inc.*µ 0.000%, 10/01/29	14,916,000
5,750,000	Spotify USA, Inc. 0.000%, 03/15/26	7,399,157
5,750,000	Tyler Technologies, Inc. 0.250%, 03/15/26	6,784,022
3,500,000	Unity Software, Inc.*µ 0.000%, 03/15/30	3,304,175
3,750,000	Varonis Systems, Inc.* 1.000%, 09/15/29	3,538,838
5,500,000	Western Digital Corp. 3.000%, 11/15/28	7,470,760
7,750,000	Wolfspeed, Inc. 1.875%, 12/01/29	2,251,763
4,469,000	0.250%, 02/15/28	1,334,175
3,250,000	Workiva, Inc.µ 1.250%, 08/15/28	3,073,070
2,750,000	Zscaler, Inc. 0.125%, 07/01/25	4,128,740
		245,329,281
	Materials (0.8%)
2,750,000	MP Materials Corp.* 3.000%, 03/01/30	3,842,135
	Real Estate (2.9%)
7,250,000	Digital Realty Trust, LP*µ 1.875%, 11/15/29	7,549,352
3,750,000	Welltower OP, LLC* 2.750%, 05/15/28	6,119,813
		13,669,165
	Utilities (8.3%)
3,750,000	CMS Energy Corp. 3.375%, 05/01/28	4,154,850
6,500,000	Duke Energy Corp. 4.125%, 04/15/26	7,095,010
13,250,000	PPL Capital Funding, Inc.µ 2.875%, 03/15/28	15,124,477
11,750,000	Southern Companyµ 3.875%, 12/15/25	13,203,240
		39,577,577
	TOTAL CONVERTIBLE BONDS (Cost $575,748,584)	555,538,846
PRINCIPAL AMOUNT		VALUE
BANK LOANS (3.3%)¡
	Airlines (0.1%)
173,250	Air Canada‡ 6.323%, 03/21/31 1 mo. SOFR + 2.00%	$171,535
149,545	United Airlines, Inc.‡ 6.275%, 02/22/31 3 mo. SOFR + 2.00%	149,382
		320,917
	Communication Services (0.4%)
110,606	Audacy Capital Corp.‡ 10.436%, 10/01/29 1 mo. SOFR + 6.00%	93,462
12,316	Audacy Capital Corp.‡ 11.436%, 10/02/28 1 mo. SOFR + 7.00%	12,347
129,012	Cincinnati Bell, Inc.‡ 7.072%, 11/22/28 1 mo. SOFR + 2.75%	128,431
125,611	Clear Channel Outdoor Holdings, Inc.‡ 8.436%, 08/23/28 1 mo. SOFR + 4.00%	122,188
235,462	CSC Holdings, LLC‡ 9.000%, 04/15/27 3 mo. Prime + 1.50%	227,206
105,000	Directv Financing, LLC! 0.000%, 08/02/29	101,890
64,013	Directv Financing, LLC‡ 9.541%, 08/02/27 3 mo. SOFR + 5.00%	64,096
193,538	Gray Television, Inc.‡ 9.574%, 06/04/29 1 mo. SOFR + 5.25%	187,515
65,000	Gray Television, Inc.! 0.000%, 06/04/29	62,977
135,000	Sinclair Television Group, Inc.‡ 7.736%, 12/31/29 1 mo. SOFR + 3.30%	106,693
280,000	Telesat Canada‡ 7.325%, 12/07/26 3 mo. SOFR + 2.75%	155,313
323,537	TripAdvisor, Inc.‡ 7.049%, 07/08/31 3 mo. SOFR + 2.75%	316,257
265,000	Virgin Media Bristol, LLC‡ 6.936%, 01/31/28 1 mo. SOFR + 2.50%	261,784
		1,840,159
	Consumer Discretionary (0.7%)
91,896	American Axle & Manufacturing, Inc.‡ 7.053%, 12/13/29 6 mo. SOFR + 3.00%	90,174

See accompanying Notes to Schedule of Investments

www.calamos.com

Dynamic Convertible and Income Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
85,368	American Axle & Manufacturing, Inc.‡ 7.053%, 12/13/29 6 mo. SOFR + 3.00%	$83,768
79,136	American Axle & Manufacturing, Inc.‡ 7.230%, 12/13/29 3 mo. SOFR + 3.00%	77,652
155,493	Caesars Entertainment, Inc.‡ 6.563%, 02/06/30 3 mo. SOFR + 2.25%	153,705
235,963	Carnival Corp.‡ 6.329%, 10/18/28 1 mo. SOFR + 2.00%	235,742
141,600	Carnival Corp.‡ 6.329%, 08/08/27 1 mo. SOFR + 2.00%	141,955
169,575	Chinos Intermediate Holdings A, Inc.‡ 10.280%, 09/26/31 3 mo. SOFR + 6.00%	161,450
200,000	Clarios Global, LP‡ 7.072%, 01/28/32 1 mo. SOFR + 2.75%	196,417
259,350	Life Time Fitness, Inc.‡ 6.785%, 11/05/31 3 mo. SOFR + 2.50%	258,150
254,182	Light & Wonder International, Inc.‡ 6.570%, 04/14/29 1 mo. SOFR + 2.25%	254,289
114,138	Peloton Interactive, Inc.‡ 9.813%, 05/23/29 3 mo. SOFR + 5.50%	114,352
545,285	PetSmart, Inc.‡ 8.172%, 02/11/28 1 mo. SOFR + 3.75%	539,036
194,025	Staples, Inc.‡ 10.041%, 09/04/29 3 mo. SOFR + 5.75%	167,993
257,400	Station Casinos, LLC‡ 6.322%, 03/14/31 1 mo. SOFR + 2.00%	255,908
168,175	TKC Holdings, Inc.‡ 9.323%, 05/15/28 1 mo. SOFR + 5.00%	166,493
261,540	Windsor Holdings III, LLC‡ 7.073%, 08/01/30 1 mo. SOFR + 2.75%	258,925
		3,156,009
	Consumer Staples (0.5%)
868,507	Amneal Pharmaceuticals, LLC‡ 9.822%, 05/04/28 1 mo. SOFR + 5.50%	871,821
194,025	B&G Foods, Inc.‡ 7.822%, 10/10/29 1 mo. SOFR + 3.50%	186,021
PRINCIPAL AMOUNT		VALUE
160,000	Bausch Health Companies, Inc.‡ 10.542%, 09/25/30 1 mo. SOFR + 6.25%	$151,334
267,978	Fiesta Purchaser, Inc.‡ 7.572%, 02/12/31 1 mo. SOFR + 3.25%	266,108
23,287	MPH Acquisition Holdings, LLC‡ 8.030%, 12/31/30 3 mo. SOFR + 3.75%	23,042
260,000	Opal Bidco SAS! 0.000%, 03/31/32	258,214
331,948	Star Parent, Inc.‡ 8.299%, 09/27/30 3 mo. SOFR + 4.00%	321,784
168,300	United Natural Foods, Inc.‡ 9.072%, 05/01/31 1 mo. SOFR + 4.75%	169,142
250,000	Veritiv Corp.‡ 8.299%, 11/30/30 3 mo. SOFR + 4.00%	248,380
		2,495,846
	Energy (0.2%)
248,626	ChampionX Corp.‡ 7.172%, 06/07/29 1 mo. SOFR + 2.75%	249,155
188,750	New Fortress Energy, Inc.‡ 9.795%, 10/30/28 3 mo. SOFR + 5.50%	137,198
383,044	Par Petroleum, LLC‡ 8.009%, 02/28/30 3 mo. SOFR + 3.75%	370,953
		757,306
	Financials (0.5%)
361,634	Advisor Group, Inc.‡ 7.822%, 08/17/28 1 mo. SOFR + 3.50%	360,712
202,449	Amynta Agency Borrower, Inc.‡ 7.322%, 12/29/31 1 mo. SOFR + 3.00%	200,909
346,500	AssuredPartners, Inc.‡ 7.822%, 02/14/31 1 mo. SOFR + 3.50%	346,916
148,503	Broadstreet Partners, Inc.‡ 7.322%, 06/13/31 1 mo. SOFR + 3.00%	147,990
324,188	Dragon Buyer, Inc.‡ 7.299%, 09/30/31 3 mo. SOFR + 3.00%	322,729
257,408	HUB International, Ltd.‡ 6.770%, 06/20/30 3 mo. SOFR + 2.50%	256,054
192,563	Iron Mountain, Inc.‡ 6.322%, 01/31/31 1 mo. SOFR + 2.00%	191,985

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Dynamic Convertible and Income Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
182,725	Jazz Financing Lux Sarl‡ 6.572%, 05/05/28 1 mo. SOFR + 2.25%	$182,333
260,000	Level 3 Financing, Inc.‡ 8.572%, 03/27/32 1 mo. SOFR + 4.25%	259,837
260,000	VFH Parent, LLC‡ 6.822%, 06/21/31 1 mo. SOFR + 2.50%	259,350
		2,528,815
	Health Care (0.1%)
282,353	Padagis, LLC‡ 9.271%, 07/06/28 3 mo. SOFR + 4.75%	264,529
	Industrials (0.3%)
261,603	ACProducts, Inc.‡ 8.811%, 05/17/28 3 mo. SOFR + 4.25%	177,963
146,250	American Airlines, Inc.‡ 6.520%, 04/20/28 3 mo. SOFR + 2.25%	143,475
260,000	ECO Material Tech, Inc.‡ 7.467%, 02/12/32 6 mo. SOFR + 3.25%	258,050
99,500	EMRLD Borrower, LP‡ 6.799%, 08/04/31 3 mo. SOFR + 2.50%	98,484
258,050	MI Windows & Doors, LLC‡ 7.322%, 03/28/31 1 mo. SOFR + 3.00%	254,546
260,000	Quikrete Holdings, Inc.‡ 6.572%, 02/10/32 1 mo. SOFR + 2.25%	255,228
520,393	TransDigm, Inc.‡ 6.799%, 02/28/31 3 mo. SOFR + 2.50%	515,862
		1,703,608
	Information Technology (0.3%)
367,711	Boxer Parent Company, Inc.‡ 7.322%, 07/30/31 1 mo. SOFR + 3.00%	361,004
265,615	Camelot U.S. Acquisition, LLC‡ 7.072%, 01/31/31 1 mo. SOFR + 2.75%	262,626
264,161	Dun & Bradstreet Corp.‡ 6.570%, 01/18/29 1 mo. SOFR + 2.25%	263,666
207,549	II-VI, Inc.‡ 6.322%, 07/02/29 1 mo. SOFR + 2.00%	205,647
25,000	Qxo, Inc.! 0.000%, 04/23/32	25,005
PRINCIPAL AMOUNT		VALUE
135,000	Rocket Software, Inc.! 0.000%, 11/28/28	$134,268
227,802	SS&C Technologies, Inc.‡ 6.322%, 05/09/31 1 mo. SOFR + 2.00%	227,807
129,025	UKG, Inc.‡ 7.320%, 02/10/31 1 mo. SOFR + 3.00%	128,732
		1,608,755
	Materials (0.1%)
410,873	Ineos U.S. Finance, LLC‡ 7.572%, 02/18/30 1 mo. SOFR + 3.25%	385,604
191,331	Trinseo Materials Operating SCA‡ 7.075%, 05/03/28 3 mo. SOFR + 2.50%	82,004
249,539	W.R. Grace & Company-Conn.‡ 7.549%, 09/22/28 3 mo. SOFR + 3.25%	245,588
		713,196
	Other (0.0%)
130,000	Windstream Services, LLC‡ 9.172%, 10/01/31 1 mo. SOFR + 4.75%	129,513
	Special Purpose Acquisition Companies (0.1%)
113,867	Clydesdale Acquisition Holdings, Inc.‡ 7.497%, 04/13/29 1 mo. SOFR + 3.18%	113,219
63,050	Fertitta Entertainment, LLC‡ 7.822%, 01/27/29 1 mo. SOFR + 3.50%	61,573
253,500	Patagonia Holdco, LLC‡ 10.052%, 08/01/29 3 mo. SOFR + 5.75%	216,611
		391,403
	TOTAL BANK LOANS (Cost $16,330,905)	15,910,056
NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (15.0%)
	Financials (5.0%)
72,795	Apollo Global Management, Inc. 6.750%, 07/31/26	5,249,975
142,880	Ares Management Corp. 6.750%, 10/01/27	7,053,986
7,055	Bank of America Corp.‡‡‡ 7.250%	8,254,914
69,345	KKR & Company, Inc.# 6.250%, 03/01/28	3,323,706
		23,882,581

See accompanying Notes to Schedule of Investments

www.calamos.com

Dynamic Convertible and Income Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF SHARES		VALUE
	Industrials (5.2%)
399,215	Boeing Company 6.000%, 10/15/27	$24,503,817
	Information Technology (2.1%)
129,690	Hewlett Packard Enterprise Company 7.625%, 09/01/27	6,510,438
67,735	Microchip Technology, Inc.# 7.500%, 03/15/28	3,214,703
		9,725,141
	Materials (0.7%)
114,980	Albemarle Corp. 7.250%, 03/01/27	3,521,837
	Utilities (2.0%)
156,300	NextEra Energy, Inc. 6.926%, 09/01/25^	6,017,550
73,485	7.299%, 06/01/27	3,408,969
		9,426,519
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $74,818,046)	71,059,895
COMMON STOCKS (0.1%)
	Communication Services (0.0%)
5,620	Altice USA, Inc. - Class A^#	13,938
4,890	Audacy, Inc.#	90,465
1,888	Cumulus Media, Inc. - Class A#	440
		104,843
	Consumer Discretionary (0.0%)
408	Rite Aid Corp.#	408
	Energy (0.1%)
1,100	Cheniere Energy Partners, LP	64,658
15,585	Energy Transfer, LP	257,776
7,135	Enterprise Products Partners, LP	213,337
1,881	EP Energy Corp.#	2,586
		538,357
	TOTAL COMMON STOCKS (Cost $715,092)	643,608
PREFERRED STOCKS (0.1%)
	Communication Services (0.1%)
6,920	Qwest Corp. 6.500%, 09/01/56	120,408
2,091	Telephone and Data Systems, Inc. 6.625%, 03/31/26	43,556
2,160	United States Cellular Corp. 6.250%, 09/01/69	50,976
1,789	5.500%, 03/01/70	39,286
204	5.500%, 06/01/70	4,525
		258,751
NUMBER OF SHARES		VALUE
	Consumer Discretionary (0.0%)
1,722	Guitar Center, Inc.#	$25,830
	TOTAL PREFERRED STOCKS (Cost $435,825)	284,581
WARRANTS (0.0%)#
	Communication Services (0.0%)
992	Audacy Capital, LLC 09/30/28, Strike $1.00	—
		—
	Energy (0.0%)
13,522	Mcdermott International, Ltd. 06/30/27, Strike $15.98	2
12,170	Mcdermott International, Ltd. 06/30/27, Strike $12.33	1
		3
	TOTAL WARRANTS (Cost $5,194)	3
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED PURCHASED OPTION (0.0%)#
	Industrials (0.0%)
2,750	American Airlines Group, Inc.
2,736,250	Call, 06/20/25, Strike $17.00 (Cost $672,710)	8,250
	TOTAL INVESTMENTS (152.2%) (Cost $752,126,808)	722,956,369
MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-19.3%)		(91,750,000)
LIABILITIES, LESS OTHER ASSETS (-32.9%)		(156,230,884)
NET ASSETS (100.0%)		$474,975,485

NOTES TO SCHEDULE OF INVESTMENTS

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

µ  Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $296,011,124.

^  Security, or portion of security, is on loan.

‡  Variable rate security. The rate shown is the rate in effect at April 30, 2025.

@  In default status and considered non-income producing.

¡  Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Dynamic Convertible and Income Fund Schedule of Investments April 30, 2025 (Unaudited)

!  This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

‡‡  Perpetual maturity.

#  Non-income producing security.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2025 (see Note 1):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Asset Backed Securities	$—	$207,649	$—	$207,649
Corporate Bonds	—	79,303,481	—	79,303,481
Convertible Bonds	—	555,538,846	—	555,538,846
Bank Loans	—	15,910,056	—	15,910,056
Convertible Preferred Stocks	71,059,895	—	—	71,059,895
Common Stocks	643,608	—	—	643,608
Preferred Stocks	284,581	—	—	284,581
Warrants	3	—	—	3
Exchange-Traded Purchased Option	8,250	—	—	8,250
Total	$71,996,337	$650,960,032	$—	$722,956,369

SECTOR WEIGHTINGS

Information Technology	34.6%
Consumer Discretionary	12.9
Health Care	10.5
Communication Services	9.3
Financials	7.0
Industrials	6.8
Utilities	6.7
Energy	2.7
Real Estate	1.8
Consumer Staples	1.7
Materials	1.5
Airlines	0.2
Special Purpose Acquisition Companies	0.1

Sector weightings are based on managed assets and may vary over time. Sector Weightings exclude any government/sovereign bonds or options on broad market indexes the Fund may hold.

ASSET ALLOCATION

Fund asset allocations are based on total investments and may vary over time.

See accompanying Notes to Schedule of Investments

www.calamos.com

Global Dynamic Income Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
ASSET BACKED SECURITY (0.0%)
	Other (0.0%)
170,000	SVC ABS, LLC Series 2023-1A, Class C* 6.700%, 02/20/53 (Cost $161,079)	$164,188
CORPORATE BONDS (13.9%)
	Airlines (0.2%)
168,286	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	167,040
42,425	Alaska Airlines Pass Through Trust Series 2020-1, Class B* 8.000%, 02/15/27	42,734
199,175	American Airlines Pass Through Trust Series 2021-1, Class B 3.950%, 01/11/32	186,396
177,931	British Airways Pass Through Trust Series 2021-1, Class B* 3.900%, 03/15/33	167,464
207,422	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	210,303
		773,937
	Communication Services (1.4%)
200,000	Altice Financing, SA* 5.750%, 08/15/29	147,266
260,000	APi Group DE, Inc.* 4.750%, 10/15/29	245,352
195,000	Cincinnati Bell Telephone Company, LLC 6.300%, 12/01/28	183,721
105,000	Clear Channel Outdoor Holdings, Inc.* 7.875%, 04/01/30	105,202
95,000	9.000%, 09/15/28	98,538
200,000	Connect Finco SARL / Connect US Finco, LLC* 9.000%, 09/15/29	187,164
304,000	Consolidated Communications, Inc.* 6.500%, 10/01/28	299,565
400,000	CSC Holdings, LLC* 4.625%, 12/01/30	185,492
335,000	4.500%, 11/15/31	228,272
202,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.* 5.875%, 08/15/27	195,419
325,000	Frontier California, Inc. 6.750%, 05/15/27	322,803
54,000	Frontier Communications Holdings, LLC* 8.750%, 05/15/30	56,557
352,000	Frontier Florida, LLC 6.860%, 02/01/28	360,761
330,000	Frontier North, Inc. 6.730%, 02/15/28	336,009
PRINCIPAL AMOUNT		VALUE
195,000	Go Daddy Operating Company, LLC / GD Finance Company, Inc.* 3.500%, 03/01/29	$182,171
110,000	Gray Media, Inc.* 5.375%, 11/15/31	65,778
215,000	Hughes Satellite Systems Corp. 5.250%, 08/01/26	200,528
108,000	iHeartCommunications, Inc.* 10.875%, 05/01/30	45,537
71,200	7.750%, 08/15/30	51,483
200,000	LCPR Senior Secured Financing DAC* 6.750%, 10/15/27	164,662
160,000	Lumen Technologies, Inc. 7.600%, 09/15/39	117,635
152,500	10.000%, 10/15/32*	152,346
109,000	Match Group Holdings II, LLC* 3.625%, 10/01/31	93,574
205,000	Paramount Global 4.900%, 08/15/44	154,308
73,000	Qwest Corp. 7.250%, 09/15/25	72,821
135,000	Rogers Communications, Inc.‡ 7.125%, 04/15/55 5 year CMT + 2.62	134,468
135,000	7.000%, 04/15/55 5 year CMT + 2.65	135,648
111,000	Scripps Escrow II, Inc.* 3.875%, 01/15/29^	85,505
56,000	5.375%, 01/15/31	31,938
95,000	Scripps Escrow, Inc.*^ 5.875%, 07/15/27	75,272
105,000	Sinclair Television Group, Inc.* 8.125%, 02/15/33	104,119
264,000	Sirius XM Radio, LLC* 3.875%, 09/01/31^	226,618
120,000	5.500%, 07/01/29	117,035
110,000	3.125%, 09/01/26	107,165
202,000	Spanish Broadcasting System, Inc.* 9.750%, 03/01/26	129,320
140,000	Stagwell Global, LLC* 5.625%, 08/15/29	132,318
114,000	Telesat Canada / Telesat, LLC* 4.875%, 06/01/27	62,513
160,000	Time Warner Cable, LLC 6.550%, 05/01/37	157,995
85,000	7.300%, 07/01/38	88,568
75,000	United States Cellular Corp. 6.700%, 12/15/33	81,246
160,000	Univision Communications, Inc.* 8.000%, 08/15/28	155,770
105,000	8.500%, 07/31/31	99,357
		6,177,819

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Global Dynamic Income Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
	Consumer Discretionary (2.8%)
310,000	Adams Homes, Inc.* 9.250%, 10/15/28	$311,581
280,000	Adient Global Holdings, Ltd.*^ 8.250%, 04/15/31	277,561
105,000	7.500%, 02/15/33	99,590
275,000	Aptiv Swiss Holdings, Ltd.‡ 6.875%, 12/15/54 5 year CMT + 3.39%	257,491
190,000	Ashton Woods USA, LLC / Ashton Woods Finance Company* 4.625%, 08/01/29	176,487
267,000	At Home Group, Inc.* 4.875%, 07/15/28	72,002
292,000	Bath & Body Works, Inc. 6.694%, 01/15/27	297,782
165,000	6.875%, 11/01/35	166,086
40,000	6.625%, 10/01/30*	40,786
136,000	Caesars Entertainment, Inc.* 4.625%, 10/15/29^	125,997
130,000	6.000%, 10/15/32^	122,650
40,000	7.000%, 02/15/30	41,006
105,000	Carnival Corp.* 4.000%, 08/01/28	100,331
80,000	7.625%, 03/01/26	80,113
13,000	7.000%, 08/15/29	13,577
53,587	Carvana Company* 9.000%, 06/01/31	60,466
41,738	9.000%, 06/01/30	44,267
24,018	9.000%, 12/01/28	24,702
460,000	CCO Holdings, LLC / CCO Holdings Capital Corp.* 4.750%, 03/01/30	435,077
425,000	5.125%, 05/01/27	419,335
250,000	6.375%, 09/01/29^	252,545
215,000	4.250%, 02/01/31	194,553
125,000	5.000%, 02/01/28	122,069
125,000	4.500%, 08/15/30	116,242
108,000	4.750%, 02/01/32	98,002
108,000	Churchill Downs, Inc.* 5.750%, 04/01/30	105,742
105,000	6.750%, 05/01/31	106,202
175,000	Dana, Inc.^ 4.250%, 09/01/30	161,415
164,000	4.500%, 02/15/32	147,502
102,000	DISH DBS Corp. 5.125%, 06/01/29	63,888
80,000	7.375%, 07/01/28	54,170
220,000	DISH Network Corp.* 11.750%, 11/15/27	231,321
200,000	Empire Resorts, Inc.* 7.750%, 11/01/26	190,734
238,000	Everi Holdings, Inc.* 5.000%, 07/15/29	239,233
220,000	Ford Motor Company^ 6.100%, 08/19/32	211,156
PRINCIPAL AMOUNT		VALUE
350,000	Ford Motor Credit Company, LLC 4.000%, 11/13/30	$311,706
300,000	5.113%, 05/03/29	287,733
275,000	7.200%, 06/10/30	283,563
82,000	Gap, Inc.* 3.875%, 10/01/31	71,062
110,000	General Motors Company 5.200%, 04/01/45	90,517
365,000	goeasy, Ltd.* 9.250%, 12/01/28	382,549
188,000	7.625%, 07/01/29	189,684
315,000	Goodyear Tire & Rubber Company^ 5.625%, 04/30/33	291,416
110,000	5.250%, 07/15/31	102,863
125,000	Group 1 Automotive, Inc.* 6.375%, 01/15/30	126,660
93,000	4.000%, 08/15/28	88,473
47,410	JetBlue Pass Through Trust Series 2019-2, Class B 8.000%, 11/15/27	47,412
290,000	Kohl's Corp. 5.550%, 07/17/45	138,107
210,000	LCM Investments Holdings II, LLC* 8.250%, 08/01/31	220,074
220,000	Liberty Interactive, LLC 8.250%, 02/01/30	82,375
210,000	Life Time, Inc.* 6.000%, 11/15/31	209,750
105,000	Light & Wonder International, Inc.* 7.500%, 09/01/31	107,964
80,000	Lindblad Expeditions Holdings, Inc.* 9.000%, 05/15/28	82,334
139,000	Lindblad Expeditions, LLC* 6.750%, 02/15/27	138,687
140,000	M/I Homes, Inc. 3.950%, 02/15/30	127,221
261,000	Macy's Retail Holdings, LLC 6.700%, 07/15/34*	219,156
160,000	4.300%, 02/15/43	96,109
410,000	MGM Resorts International^ 6.500%, 04/15/32	404,502
287,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.* 4.875%, 05/01/29	271,935
215,000	Newell Brands, Inc. 6.875%, 04/01/36^	187,415
105,000	6.625%, 05/15/32^	94,298
79,000	5.700%, 04/01/26	78,064
110,000	Nordstrom, Inc. 5.000%, 01/15/44	77,220
192,000	Patrick Industries, Inc.* 4.750%, 05/01/29	183,032
105,000	6.375%, 11/01/32	102,175
250,000	PENN Entertainment, Inc.*^ 4.125%, 07/01/29	219,672

See accompanying Notes to Schedule of Investments

www.calamos.com

Global Dynamic Income Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
305,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.* 5.625%, 09/01/29	$178,956
110,000	QVC, Inc. 5.450%, 08/15/34	54,094
105,000	Raising Cane's Restaurants, LLC* 9.375%, 05/01/29	111,579
17,461	Rite Aid Cmsr Note 12.000%, 12/31/25	20,080
379,000	Rite Aid Corp. 0.000%, 11/15/26*@!!	—
128,143	15.000%, 08/30/31	22,588
68,927	0.000%, 10/18/25*	—
24,910	11.317%, 08/30/31*‡ 3 mo. SOFR + 7.00%	17,437
23,472	Rite Aid Note Holder Trust Bond 0.000%, 08/30/34	—
210,000	Rivers Enterprise Borrower, LLC / Rivers Enterprise Finance Corp.* 6.625%, 02/01/33	207,709
26,000	Royal Caribbean Cruises, Ltd.* 6.250%, 03/15/32	26,415
26,000	5.625%, 09/30/31	25,832
210,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed* 4.625%, 03/01/29	195,411
320,000	Six Flags Entertainment Corp.* 7.250%, 05/15/31	324,794
137,000	Six Flags Entertainment Corp. / Canada's Wonderland Company / Magnum Management Corp. 5.250%, 07/15/29	130,812
136,000	Sonic Automotive, Inc.* 4.625%, 11/15/29	127,666
131,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	126,055
220,000	Station Casinos, LLC* 4.500%, 02/15/28	212,630
210,000	STL Holding Company, LLC* 8.750%, 02/15/29	214,168
55,000	Viking Cruises, Ltd.* 9.125%, 07/15/31	58,867
210,000	ZF North America Capital, Inc.* 7.125%, 04/14/30	193,998
		13,024,480
	Consumer Staples (0.6%)
105,000	Brink's Company* 6.750%, 06/15/32	107,628
100,000	6.500%, 06/15/29	102,084
251,000	Central Garden & Pet Company* 4.125%, 04/30/31	226,246
PRINCIPAL AMOUNT		VALUE
245,000	Edgewell Personal Care Company* 4.125%, 04/01/29	$229,511
307,000	Energizer Holdings, Inc.* 4.375%, 03/31/29	286,849
54,000	6.500%, 12/31/27	54,328
59,000	JBS USA Holding Lux Sarl/ JBS USA Food Company/ JBS Lux Company Sarl 5.750%, 04/01/33	60,236
32,000	5.500%, 01/15/30	32,537
189,185	MPH Acquisition Holdings, LLC* 6.750%, 03/31/31 0.75% PIK rate	127,104
91,224	5.750%, 12/31/30	71,100
79,814	11.500%, 12/31/30 6.50% Cash & 5.00% PIK Rate	74,650
174,000	New Albertsons, LP 7.750%, 06/15/26	178,514
217,000	Performance Food Group, Inc.* 4.250%, 08/01/29	205,551
52,000	6.125%, 09/15/32	52,240
165,000	Pilgrim's Pride Corp. 4.250%, 04/15/31	156,413
210,000	Post Holdings, Inc.* 6.250%, 02/15/32	212,031
157,000	6.375%, 03/01/33	155,730
209,000	Prestige Brands, Inc.* 3.750%, 04/01/31	188,995
160,000	RR Donnelley & Sons Company* 9.500%, 08/01/29	152,867
195,000	United Natural Foods, Inc.* 6.750%, 10/15/28	191,644
107,000	Walgreens Boots Alliance, Inc. 4.650%, 06/01/46	97,172
		2,963,430
	Energy (1.9%)
210,000	Ascent Resources Utica Holdings, LLC / ARU Finance Corp.* 6.625%, 10/15/32	207,961
157,000	Buckeye Partners, LP 6.750%, 02/01/30*	159,820
135,000	5.850%, 11/15/43	113,501
79,000	6.875%, 07/01/29*	80,551
260,000	Civitas Resources, Inc.* 8.750%, 07/01/31	247,187
160,000	Continental Resources, Inc. 4.900%, 06/01/44	123,582
169,000	DT Midstream, Inc.* 4.125%, 06/15/29	158,740
153,000	Enbridge, Inc.‡ 7.375%, 03/15/55 5 year CMT + 3.12%	154,614
100,000	7.200%, 06/27/54 5 year CMT + 2.97%	99,871

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Global Dynamic Income Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
262,000	Encino Acquisition Partners Holdings, LLC* 8.750%, 05/01/31	$267,478
195,000	Energy Transfer, LP‡ 7.555%, 11/01/66^ 3 mo. SOFR + 3.28%	189,130
162,000	6.500%, 11/15/26 5 year CMT + 5.69%	161,324
105,000	7.125%, 10/01/54^ 5 year CMT + 2.83%	103,947
355,000	EQT Corp.* 7.500%, 06/01/27	360,971
138,000	Genesis Energy, LP / Genesis Energy Finance Corp. 8.875%, 04/15/30	141,040
105,000	8.000%, 05/15/33	102,212
300,000	Gulfport Energy Operating Corp.* 6.750%, 09/01/29	296,454
210,000	Howard Midstream Energy Partners, LLC* 7.375%, 07/15/32	215,126
210,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.875%, 12/01/32	203,843
213,000	Matador Resources Company* 6.500%, 04/15/32	205,366
225,000	Nabors Industries, Inc.* 9.125%, 01/31/30	204,309
80,000	Nabors Industries, Ltd.*^ 7.500%, 01/15/28	63,701
160,000	New Fortress Energy, Inc.*^ 6.500%, 09/30/26	131,472
223,000	Oceaneering International, Inc. 6.000%, 02/01/28	212,738
132,000	ONEOK, Inc.* 6.500%, 09/01/30	139,907
315,000	Parkland Corp.* 6.625%, 08/15/32	313,614
202,000	Permian Resources Operating, LLC* 7.000%, 01/15/32	203,671
52,000	6.250%, 02/01/33	50,922
270,000	Plains All American Pipeline, LP‡ 8.695%, 05/31/25 3 mo. SOFR + 4.37%	266,933
215,000	South Bow Canadian Infrastructure Holdings, Ltd.*‡ 7.625%, 03/01/55 5 year CMT + 3.95%	214,854
289,000	Summit Midstream Holdings, LLC* 8.625%, 10/31/29	284,847
105,000	Sunoco, LP* 6.250%, 07/01/33	104,955
305,000	TGNR Intermediate Holdings, LLC* 5.500%, 10/15/29	280,167
PRINCIPAL AMOUNT		VALUE
289,600	Transocean, Inc.* 8.750%, 02/15/30	$283,226
210,000	8.250%, 05/15/29	169,888
55,000	Venture Global Calcasieu Pass, LLC* 4.125%, 08/15/31	49,507
55,000	3.875%, 08/15/29	50,489
487,000	Venture Global LNG, Inc.* 9.000%, 09/30/29‡ 5 year CMT + 5.44%	418,533
265,000	8.375%, 06/01/31	255,640
155,000	8.125%, 06/01/28	154,148
110,000	7.000%, 01/15/30	103,744
105,000	9.875%, 02/01/32	106,899
105,000	9.500%, 02/01/29	108,885
205,000	Vital Energy, Inc.*^ 7.875%, 04/15/32	158,701
190,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	186,392
314,000	Weatherford International, Ltd.* 8.625%, 04/30/30	311,566
185,000	Wildfire Intermediate Holdings, LLC* 7.500%, 10/15/29	169,395
		8,591,821
	Financials (2.5%)
340,000	Acrisure, LLC / Acrisure Finance, Inc.* 8.250%, 02/01/29	348,374
200,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust‡^ 6.950%, 03/10/55 5 year CMT + 2.72%	201,072
210,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer* 7.375%, 10/01/32	212,407
210,000	6.500%, 10/01/31	209,947
300,000	Ally Financial, Inc.‡ 4.700%, 05/15/26 5 year CMT + 3.87%	276,432
100,000	4.700%, 05/15/28 7 year CMT + 3.48%	85,541
219,000	AmWINS Group, Inc.* 4.875%, 06/30/29	208,867
220,000	AssuredPartners, Inc.* 5.625%, 01/15/29	219,824
210,000	Baldwin Insurance Group Holdings, LLC / Baldwin Insurance Group Holdings Finance* 7.125%, 05/15/31	214,303
210,000	Blackstone Mortgage Trust, Inc.* 7.750%, 12/01/29	218,648
225,000	Boost Newco Borrower LLC* 7.500%, 01/15/31	237,627
105,000	Brandywine Operating Partnership, LP 8.875%, 04/12/29	110,418

See accompanying Notes to Schedule of Investments

www.calamos.com

Global Dynamic Income Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
158,000	Bread Financial Holdings, Inc.*‡ 8.375%, 06/15/35 5 year CMT + 4.30	$148,218
384,000	BroadStreet Partners, Inc.* 5.875%, 04/15/29	371,297
223,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC* 4.500%, 04/01/27	216,475
200,000	Burford Capital Global Financial, LLC* 6.875%, 04/15/30	199,894
210,000	Corebridge Financial, Inc.‡ 6.375%, 09/15/54 5 year CMT + 2.65%	202,415
140,000	Credit Acceptance Corp.* 9.250%, 12/15/28	148,306
93,000	6.625%, 03/15/30	91,641
210,000	Cushman & Wakefield U.S. Borrower, LLC*^ 8.875%, 09/01/31	224,834
105,000	Enstar Group, Ltd.*‡ 7.500%, 04/01/45 5 year CMT + 3.19	105,520
235,000	GGAM Finance, Ltd.* 8.000%, 02/15/27	241,204
105,000	5.875%, 03/15/30	104,583
323,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	304,592
120,000	HAT Holdings I, LLC / HAT Holdings II, LLC* 8.000%, 06/15/27	123,526
324,000	HUB International, Ltd.* 5.625%, 12/01/29	317,737
160,000	7.375%, 01/31/32	164,931
164,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp. 4.375%, 02/01/29	136,796
330,000	Iron Mountain, Inc.* 5.250%, 03/15/28	325,050
265,000	Jefferies Finance, LLC / JFIN Co-Issuer Corp.* 5.000%, 08/15/28	246,739
210,000	6.625%, 10/15/31	206,125
224,000	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.* 4.750%, 06/15/29	214,881
199,000	5.250%, 10/01/25	198,351
131,000	7.000%, 07/15/31	135,444
180,000	LD Holdings Group, LLC* 8.750%, 11/01/27	164,450
159,340	Level 3 Financing, Inc.* 10.000%, 10/15/32	159,520
100,000	3.875%, 10/15/30	79,119
PRINCIPAL AMOUNT		VALUE
210,000	Macquarie Airfinance Holdings, Ltd.* 8.125%, 03/30/29	$219,973
321,000	MetLife, Inc. 6.400%, 12/15/66	317,928
150,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP* 4.500%, 09/30/28	141,518
105,000	Newmark Group, Inc. 7.500%, 01/12/29	109,927
150,000	OneMain Finance Corp. 3.875%, 09/15/28	138,938
100,000	7.500%, 05/15/31^	101,591
200,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer* 7.000%, 02/01/30	200,104
262,000	Provident Funding Associates, LP / PFG Finance Corp.* 9.750%, 09/15/29	269,519
215,000	RHP Hotel Properties, LP / RHP Finance Corp.* 6.500%, 04/01/32	214,690
206,000	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.* 3.875%, 03/01/31	186,589
100,000	3.625%, 03/01/29	93,280
160,000	Saks Global Enterprises, LLC* 11.000%, 12/15/29	97,131
160,000	Service Properties Trust 8.375%, 06/15/29	156,133
210,000	Starwood Property Trust, Inc.* 6.000%, 04/15/30	208,303
105,000	6.500%, 07/01/30	105,936
265,000	StoneX Group, Inc.* 7.875%, 03/01/31	276,374
210,000	TrueNoord Capital DAC* 8.750%, 03/01/30	214,754
258,000	United Wholesale Mortgage, LLC* 5.500%, 04/15/29	250,430
105,000	5.750%, 06/15/27	103,740
124,000	Uniti Group, LP / Uniti Group Finance 2019, Inc. / CSL Capital, LLC* 10.500%, 02/15/28	131,761
110,000	6.500%, 02/15/29	100,692
105,000	VFH Parent, LLC / Valor Co-Issuer, Inc.* 7.500%, 06/15/31	107,972
250,000	VZ Secured Financing, BV* 5.000%, 01/15/32	218,282
210,000	XHR, LP* 6.625%, 05/15/30	207,289
		11,547,962
	Health Care (0.9%)
105,000	Acadia Healthcare Company, Inc.* 7.375%, 03/15/33	105,304
See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Global Dynamic Income Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
435,000	CHS/Community Health Systems, Inc.* 6.125%, 04/01/30	$296,139
158,000	10.875%, 01/15/32	163,317
127,000	6.875%, 04/15/29	93,140
27,000	5.250%, 05/15/30	23,073
258,000	DaVita, Inc.* 3.750%, 02/15/31	226,945
233,000	4.625%, 06/01/30	216,860
205,000	6.875%, 09/01/32^	207,263
162,000	Embecta Corp.* 5.000%, 02/15/30	145,951
52,000	6.750%, 02/15/30	50,479
110,000	Encompass Health Corp. 4.750%, 02/01/30	107,187
110,000	4.500%, 02/01/28	108,451
273,000	HCA, Inc. 7.500%, 11/06/33	308,198
200,000	Jazz Securities DAC* 4.375%, 01/15/29	190,070
270,000	Medline Borrower, LP* 3.875%, 04/01/29	252,094
267,000	5.250%, 10/01/29	253,909
26,000	Medline Borrower, LP / Medline Co-Issuer, Inc.* 6.250%, 04/01/29	26,242
400,000	Organon & Company / Organon Foreign Debt Co-Issuer, BV*^ 5.125%, 04/30/31	335,916
430,000	Tenet Healthcare Corp. 6.250%, 02/01/27	430,125
295,000	6.875%, 11/15/31	303,163
270,000	Teva Pharmaceutical Finance Netherlands III, BV^ 5.125%, 05/09/29	262,794
		4,106,620
	Industrials (1.6%)
210,000	Aar Escrow Issuer, LLC* 6.750%, 03/15/29	215,137
260,000	ACCO Brands Corp.* 4.250%, 03/15/29	226,119
200,000	Air Lease Corp.‡ 4.125%, 12/15/26 5 year CMT + 3.15%	184,108
365,000	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC* 4.625%, 01/15/27	361,459
155,000	5.875%, 02/15/28	155,290
127,000	Arcosa, Inc.* 4.375%, 04/15/29	119,285
105,000	6.875%, 08/15/32	107,044
492,218	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	12,940
PRINCIPAL AMOUNT		VALUE
105,000	Bombardier, Inc.* 8.750%, 11/15/30	$112,725
80,000	7.000%, 06/01/32^	80,998
68,000	7.250%, 07/01/31^	69,791
42,000	7.875%, 04/15/27	42,118
226,000	BWX Technologies, Inc.* 4.125%, 04/15/29	214,860
215,000	Cascades, Inc. / Cascades USA, Inc.* 5.375%, 01/15/28	209,842
56,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.* 4.750%, 10/20/28	55,574
282,000	Deluxe Corp.* 8.000%, 06/01/29	260,038
50,000	8.125%, 09/15/29	50,089
205,000	EMRLD Borrower, LP / Emerald Co-Issuer, Inc.* 6.625%, 12/15/30	208,298
140,000	EnerSys* 4.375%, 12/15/27	135,859
110,000	6.625%, 01/15/32	112,439
80,000	EquipmentShare.com, Inc.* 8.625%, 05/15/32	81,572
78,000	8.000%, 03/15/33^	77,068
135,000	Graham Packaging Company, Inc.* 7.125%, 08/15/28	132,056
102,000	Graphic Packaging International, LLC* 3.500%, 03/01/29	94,961
85,000	4.750%, 07/15/27	83,512
236,000	Great Lakes Dredge & Dock Corp.* 5.250%, 06/01/29	215,539
516,000	H&E Equipment Services, Inc.* 3.875%, 12/15/28	514,658
270,000	Herc Holdings, Inc.* 5.500%, 07/15/27	267,397
105,000	6.625%, 06/15/29	103,804
157,000	JELD-WEN, Inc.*^ 7.000%, 09/01/32	138,177
55,000	4.875%, 12/15/27	50,812
360,000	Ken Garff Automotive, LLC* 4.875%, 09/15/28	347,681
135,000	Moog, Inc.* 4.250%, 12/15/27	130,480
232,000	Novelis Corp.* 4.750%, 01/30/30	215,918
210,000	Quikrete Holdings, Inc.* 6.375%, 03/01/32	211,579
55,000	Sealed Air Corp.* 6.500%, 07/15/32^	56,031
54,000	5.000%, 04/15/29	52,678
163,000	Sealed Air Corp./Sealed Air Corp. U.S.* 6.125%, 02/01/28	164,356
50,000	7.250%, 02/15/31	52,082
210,000	Sensata Technologies, Inc.* 3.750%, 02/15/31	183,693

See accompanying Notes to Schedule of Investments

www.calamos.com

Global Dynamic Income Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
50,000	Standard Building Solutions, Inc.* 6.500%, 08/15/32	$50,691
106,000	Standard Industries, Inc.* 5.000%, 02/15/27	105,330
225,000	TransDigm, Inc.* 6.875%, 12/15/30	232,126
155,000	6.750%, 08/15/28	158,232
80,000	7.125%, 12/01/31	83,264
52,000	6.625%, 03/01/32	53,353
66,888	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	63,913
123,000	Wabash National Corp.*^ 4.500%, 10/15/28	103,566
212,000	Waste Pro USA, Inc.* 7.000%, 02/01/33	217,090
128,000	Williams Scotsman, Inc.* 4.625%, 08/15/28	123,301
105,000	7.375%, 10/01/31	108,920
80,000	6.625%, 06/15/29	81,247
		7,489,100
	Information Technology (0.6%)
126,000	Coherent Corp.* 5.000%, 12/15/29	120,927
79,000	Dell International, LLC / EMC Corp. 6.020%, 06/15/26	79,934
108,000	Dun & Bradstreet Corp.* 5.000%, 12/15/29	107,900
93,000	Fair Isaac Corp.* 4.000%, 06/15/28	89,438
245,000	KBR, Inc.* 4.750%, 09/30/28	232,610
105,000	NCL Corp., Ltd.* 8.125%, 01/15/29	109,920
105,000	6.750%, 02/01/32	102,599
167,000	ON Semiconductor Corp.* 3.875%, 09/01/28	158,166
110,000	Open Text Corp.* 6.900%, 12/01/27	113,148
81,000	Open Text Holdings, Inc.* 4.125%, 12/01/31	72,453
193,000	Playtika Holding Corp.* 4.250%, 03/15/29	170,757
315,000	TTM Technologies, Inc.* 4.000%, 03/01/29	293,630
150,000	Twilio, Inc. 3.625%, 03/15/29	140,802
57,000	3.875%, 03/15/31	51,869
79,000	UKG, Inc.* 6.875%, 02/01/31	81,427
295,000	Viavi Solutions, Inc.* 3.750%, 10/01/29	270,550
210,000	Zebra Technologies Corp.* 6.500%, 06/01/32	211,237
PRINCIPAL AMOUNT		VALUE
260,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.* 3.875%, 02/01/29	$239,247
		2,646,614
	Materials (0.6%)
85,000	ATI, Inc. 5.875%, 12/01/27	84,965
210,000	Avient Corp.* 6.250%, 11/01/31	207,846
105,000	Celanese US Holdings, LLC^ 6.629%, 07/15/32	103,361
180,000	Chemours Company* 8.000%, 01/15/33	162,313
165,000	4.625%, 11/15/29	138,227
355,000	Clearwater Paper Corp.* 4.750%, 08/15/28	331,169
160,000	Cleveland-Cliffs, Inc.*^ 7.000%, 03/15/32	150,838
250,000	Constellium, SE*^ 6.375%, 08/15/32	246,298
157,000	JW Aluminum Continuous Cast Company* 10.250%, 04/01/30	154,391
210,000	Knife River Corp.* 7.750%, 05/01/31	219,988
229,000	Mercer International, Inc. 5.125%, 02/01/29	188,318
107,000	12.875%, 10/01/28*	109,494
200,000	OCI, NV* 6.700%, 03/16/33	218,476
200,000	Silgan Holdings, Inc. 4.125%, 02/01/28	192,248
210,000	Terex Corp.* 6.250%, 10/15/32	201,186
96,050	Trinseo Luxco Finance SPV Sarl / Trinseo NA Finance SPV, LLC* 7.625%, 05/03/29	59,012
		2,768,130
	Other (0.4%)
210,000	Alumina Pty, Ltd.* 6.375%, 09/15/32	205,122
85,067	Claritev Corp.* 6.750%, 03/31/31 0.75% PIK rate	54,024
320,740	EchoStar Corp. 10.750%, 11/30/29	339,340
210,627	6.750%, 11/30/30 6.75% PIK Rate	196,212
100,000	Gen Digital, Inc.* 6.750%, 09/30/27	101,759
105,000	Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings, LLC* 8.250%, 04/15/30	105,163
210,000	New Gold, Inc.* 6.875%, 04/01/32	214,817

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Global Dynamic Income Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
45,000	Nissan Motor Acceptance Company, LLC* 7.050%, 09/15/28	$46,038
210,000	Olin Corp.* 6.625%, 04/01/33	199,489
105,000	Reinsurance Group of America, Inc.‡ 6.650%, 09/15/55 5 year CMT + 2.39	102,157
210,000	Rfna, LP* 7.875%, 02/15/30	206,510
210,000	Stonepeak Nile Parent, LLC* 7.250%, 03/15/32	213,364
		1,983,995
	Real Estate (0.0%)
105,000	Forestar Group, Inc.* 6.500%, 03/15/33	102,209
	Special Purpose Acquisition Companies (0.1%)
53,000	Clydesdale Acquisition Holdings, Inc.* 6.750%, 04/15/32	54,271
220,000	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.* 6.750%, 01/15/30^	192,473
107,000	4.625%, 01/15/29	99,387
		346,131
	Utilities (0.3%)
80,000	AES Corp.‡ 6.950%, 07/15/55 5 year CMT + 2.89	74,866
79,000	7.600%, 01/15/55 5 year CMT + 3.20%	78,315
110,000	Dominion Energy, Inc.‡^ 6.625%, 05/15/55 5 year CMT + 2.21%	108,668
225,000	Duke Energy Corp.‡^ 6.450%, 09/01/54 5 year CMT + 2.59%	225,918
165,000	Entergy Corp.‡ 7.125%, 12/01/54 5 year CMT + 2.67%	166,335
165,000	Evergy, Inc.‡ 6.650%, 06/01/55 5 year CMT + 2.56%	160,654
158,000	NiSource, Inc.‡^ 6.950%, 11/30/54 5 year CMT + 2.45%	160,811
79,000	PPL Capital Funding, Inc.‡ 7.226%, 03/30/67 3 mo. SOFR + 2.93%	77,292
105,000	Vistra Corp.*‡ 7.000%, 12/15/26 5 year CMT + 5.74%	106,178
PRINCIPAL AMOUNT			VALUE
50,000		8.000%, 10/15/26 5 year CMT + 6.93%	$51,120
			1,210,157
		TOTAL CORPORATE BONDS (Cost $66,896,020)	63,732,405
CONVERTIBLE BONDS (20.8%)
		Communication Services (2.6%)
2,185,000		Liberty Media Corp.-Liberty Formula One 2.250%, 08/15/27	2,665,023
2,805,000		Uber Technologies, Inc.^ 0.875%, 12/01/28	3,681,983
4,000,000		Xiaomi Best Time International, Ltd. 0.000%, 12/17/27	5,707,520
			12,054,526
		Consumer Discretionary (1.4%)
9,435,800	EUR	Accor, SA 0.700%, 12/07/27	5,828,262
251,000		Farfetch, Ltd. 3.750%, 05/01/27	5,251
583,000		Trip.com Group, Ltd.*~ 0.750%, 06/15/29	659,524
			6,493,037
		Consumer Staples (1.7%)
3,715,000		Post Holdings, Inc. 2.500%, 08/15/27	4,372,109
4,900,000	CAD	Premium Brands Holdings Corp. 4.200%, 09/30/27	3,430,569
			7,802,678
		Energy (1.0%)
2,200,000	EUR	Eni S.p.A 2.950%, 09/14/30	2,545,855
1,200,000	EUR	Saipem S.p.A^ 2.875%, 09/11/29	1,723,310
2,261,000		SunEdison, Inc.@ 0.000%, 01/15/49*!!	7,913
275,000		0.000%, 10/01/49	963
			4,278,041
		Financials (0.9%)
2,800,000		Goldman Sachs Finance Corp. International, Ltd. (Tencent Holdings, Ltd.)§ 0.000%, 03/15/27	3,816,512
		Health Care (0.8%)
1,774,000		Alnylam Pharmaceuticals, Inc. 1.000%, 09/15/27	2,033,855
1,683,000		Halozyme Therapeutics, Inc. 0.250%, 03/01/27	1,764,878
			3,798,733

See accompanying Notes to Schedule of Investments

www.calamos.com

Global Dynamic Income Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
	Information Technology (6.9%)
1,597,000	Cloudflare, Inc. 0.000%, 08/15/26	$1,628,381
3,297,000	Guidewire Software, Inc.*^ 1.250%, 11/01/29	3,646,614
175,000	LivePerson, Inc. 0.000%, 12/15/26	69,319
1,641,000	Nutanix, Inc.*^ 0.500%, 12/15/29	1,771,427
6,226,000	Snowflake, Inc.*^ 0.000%, 10/01/29	7,738,918
8,312,000	Spotify USA, Inc. 0.000%, 03/15/26	10,695,965
5,206,000	Xero Investments, Ltd. 1.625%, 06/12/31	6,107,471
		31,658,095
	Materials (1.0%)
214,000	Amyris, Inc. 0.000%, 11/15/26	1,136
2,454,000	Fortuna Mining Corp.* 3.750%, 06/30/29	3,021,267
1,795,000	Lithium Argentina AG 1.750%, 01/15/27	1,464,828
		4,487,231
	Other (0.2%)
1,000,000	China Hongqiao Group, Ltd. 1.500%, 03/26/30	994,330
	Utilities (4.3%)
3,396,000	Duke Energy Corp. 4.125%, 04/15/26	3,706,870
2,735,000	NextEra Energy Capital Holdings, Inc. 3.000%, 03/01/27	3,064,184
2,950,000	PPL Capital Funding, Inc. 2.875%, 03/15/28	3,367,336
8,493,000	Southern Company 4.500%, 06/15/27*	9,442,178
160,000	3.875%, 12/15/25	179,789
		19,760,357
	TOTAL CONVERTIBLE BONDS (Cost $91,465,295)	95,143,540
BANK LOANS (2.8%)¡
	Airlines (0.1%)
143,550	Air Canada‡ 6.323%, 03/21/31 1 mo. SOFR + 2.00%	142,129
124,621	United Airlines, Inc.‡ 6.275%, 02/22/31 3 mo. SOFR + 2.00%	124,485
		266,614
PRINCIPAL AMOUNT		VALUE
	Communication Services (0.3%)
84,271	Audacy Capital Corp.‡ 10.436%, 10/01/29 1 mo. SOFR + 6.00%	$71,209
9,384	Audacy Capital Corp.‡ 11.436%, 10/02/28 1 mo. SOFR + 7.00%	9,407
99,240	Cincinnati Bell, Inc.‡ 7.072%, 11/22/28 1 mo. SOFR + 2.75%	98,793
108,011	Clear Channel Outdoor Holdings, Inc.‡ 8.436%, 08/23/28 1 mo. SOFR + 4.00%	105,068
186,375	CSC Holdings, LLC‡ 9.000%, 04/15/27 3 mo. Prime + 1.50%	179,840
85,000	DirecTV Financing, LLC! 0.000%, 08/02/29	82,482
50,494	Directv Financing, LLC‡ 9.541%, 08/02/27 3 mo. SOFR + 5.00%	50,559
153,838	Gray Television, Inc.‡ 9.574%, 06/04/29 1 mo. SOFR + 5.25%	149,050
55,000	Gray Television, Inc.! 0.000%, 06/04/29	53,289
110,000	Sinclair Television Group, Inc.‡ 7.736%, 12/31/29 1 mo. SOFR + 3.30%	86,935
220,000	Telesat Canada‡ 7.325%, 12/07/26 3 mo. SOFR + 2.75%	122,032
263,812	TripAdvisor, Inc.‡ 7.049%, 07/08/31 3 mo. SOFR + 2.75%	257,876
215,000	Virgin Media Bristol, LLC‡ 6.936%, 01/31/28 1 mo. SOFR + 2.50%	212,391
		1,478,931
	Consumer Discretionary (0.5%)
76,556	American Axle & Manufacturing, Inc.‡ 7.053%, 12/13/29 6 mo. SOFR + 3.00%	75,121
71,118	American Axle & Manufacturing, Inc.‡ 7.321%, 12/13/29 1 mo. SOFR + 3.00%	69,785
65,926	American Axle & Manufacturing, Inc.‡ 7.230%, 12/13/29 3 mo. SOFR + 3.00%	64,690
124,580	Caesars Entertainment, Inc.‡ 6.563%, 02/06/30 3 mo. SOFR + 2.25%	123,147

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Global Dynamic Income Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
181,807	Carnival Corp.‡ 6.329%, 10/18/28 1 mo. SOFR + 2.00%	$181,637
114,883	Carnival Corp.‡ 6.329%, 08/08/27 1 mo. SOFR + 2.00%	115,171
139,650	Chinos Intermediate Holdings A, Inc.‡ 10.280%, 09/26/31 3 mo. SOFR + 6.00%	132,959
160,000	Clarios Global, LP‡ 7.072%, 01/28/32 1 mo. SOFR + 2.75%	157,134
209,475	Life Time Fitness, Inc.‡ 6.785%, 11/05/31 3 mo. SOFR + 2.50%	208,506
195,525	Light & Wonder International, Inc.‡ 6.570%, 04/14/29 1 mo. SOFR + 2.25%	195,607
89,325	Peloton Interactive, Inc.‡ 9.813%, 05/23/29 3 mo. SOFR + 5.50%	89,493
376,217	PetSmart, Inc.‡ 8.172%, 02/11/28 1 mo. SOFR + 3.75%	371,906
156,713	Staples, Inc.‡ 10.041%, 09/04/29 3 mo. SOFR + 5.75%	135,686
207,900	Station Casinos, LLC‡ 6.322%, 03/14/31 1 mo. SOFR + 2.00%	206,695
135,441	TKC Holdings, Inc.‡ 9.323%, 05/15/28 1 mo. SOFR + 5.00%	134,087
222,063	Windsor Holdings III, LLC‡ 7.073%, 08/01/30 1 mo. SOFR + 2.75%	219,842
		2,481,466
	Consumer Staples (0.5%)
703,897	Amneal Pharmaceuticals, LLC‡ 9.822%, 05/04/28 1 mo. SOFR + 5.50%	706,582
154,225	B&G Foods, Inc.‡ 7.822%, 10/10/29 1 mo. SOFR + 3.50%	147,863
430,000	Bausch Health Companies, Inc.‡ 10.542%, 09/25/30 1 mo. SOFR + 6.25%	406,709
213,390	Fiesta Purchaser, Inc.‡ 7.572%, 02/12/31 1 mo. SOFR + 3.25%	211,901
19,704	MPH Acquisition Holdings, LLC‡ 8.030%, 12/31/30 3 mo. SOFR + 3.75%	19,497
215,000	Opal Bidco SAS! 0.000%, 03/31/32	213,523
PRINCIPAL AMOUNT		VALUE
265,584	Star Parent, Inc.‡ 8.299%, 09/27/30 3 mo. SOFR + 4.00%	$257,452
143,550	United Natural Foods, Inc.‡ 9.072%, 05/01/31 1 mo. SOFR + 4.75%	144,268
215,000	Veritiv Corp.‡ 8.299%, 11/30/30 3 mo. SOFR + 4.00%	213,607
		2,321,402
	Energy (0.1%)
199,893	ChampionX Corp.‡ 7.172%, 06/07/29 1 mo. SOFR + 2.75%	200,318
154,000	New Fortress Energy, Inc.‡ 9.795%, 10/30/28 3 mo. SOFR + 5.50%	111,939
304,569	Par Petroleum, LLC‡ 8.009%, 02/28/30 3 mo. SOFR + 3.75%	294,956
		607,213
	Financials (0.4%)
282,382	Advisor Group, Inc.‡ 7.822%, 08/17/28 1 mo. SOFR + 3.50%	281,662
162,947	Amynta Agency Borrower, Inc.‡ 7.322%, 12/29/31 3 mo. SOFR + 3.00%	161,708
267,300	AssuredPartners, Inc.‡ 7.822%, 02/14/31 1 mo. SOFR + 3.50%	267,621
99,002	Broadstreet Partners, Inc.‡ 7.322%, 06/13/31 1 mo. SOFR + 3.00%	98,660
274,313	Dragon Buyer, Inc‡ 7.299%, 09/30/31 3 mo. SOFR + 3.00%	273,078
207,907	HUB International, Ltd.‡ 6.769%, 06/20/30 3 mo. SOFR + 2.50%	206,813
158,000	Iron Mountain, Inc.‡ 6.322%, 01/31/31 1 mo. SOFR + 2.00%	157,526
151,317	Jazz Financing Lux Sarl‡ 6.572%, 05/05/28 1 mo. SOFR + 2.25%	150,992
210,000	Level 3 Financing, Inc.‡ 8.572%, 03/27/32 1 mo. SOFR + 4.25%	209,869
210,000	VFH Parent, LLC‡ 6.822%, 06/21/31	209,475
		2,017,404

See accompanying Notes to Schedule of Investments

www.calamos.com

Global Dynamic Income Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
	Health Care (0.1%)
235,294	Padagis, LLC‡ 9.271%, 07/06/28 3 mo. SOFR + 4.75%	$220,441
	Industrials (0.3%)
209,035	ACProducts, Inc.‡ 8.811%, 05/17/28 3 mo. SOFR + 4.25%	142,202
123,500	American Airlines, Inc.‡ 6.520%, 04/20/28 3 mo. SOFR + 2.25%	121,157
215,000	ECO Material Tech, Inc.‡ 7.467%, 02/12/32 6 mo. SOFR + 3.25%	213,387
79,600	EMRLD Borrower, LP‡ 6.799%, 08/04/31 3 mo. SOFR + 2.50%	78,788
208,425	MI Windows & Doors, LLC‡ 7.322%, 03/28/31 1 mo. SOFR + 3.00%	205,595
215,000	Quikrete Holdings, Inc.‡ 6.572%, 02/10/32 1 mo. SOFR + 2.25%	211,054
421,291	TransDigm, Inc.‡ 6.799%, 02/28/31 3 mo. SOFR + 2.50%	417,624
		1,389,807
	Information Technology (0.3%)
290,843	Boxer Parent Company, Inc.‡ 7.322%, 07/30/31 1 mo. SOFR + 3.00%	285,538
215,543	Camelot U.S. Acquisition, LLC‡ 7.072%, 01/31/31 1 mo. SOFR + 2.75%	213,118
200,319	Dun & Bradstreet Corp.‡ 6.570%, 01/18/29 1 mo. SOFR + 2.25%	199,943
165,271	II-VI, Inc.‡ 6.322%, 07/02/29 1 mo. SOFR + 2.00%	163,756
20,000	Qxo, Inc.! 0.000%, 04/23/32	20,003
110,000	Rocket Software, Inc.! 0.000%, 11/28/28	109,404
178,780	SS&C Technologies, Inc.‡ 6.322%, 05/09/31 1 mo. SOFR + 2.00%	178,785
109,175	UKG, Inc.‡ 7.320%, 02/10/31 1 mo. SOFR + 3.00%	108,927
		1,279,474
PRINCIPAL AMOUNT		VALUE
	Materials (0.1%)
331,721	Ineos U.S. Finance, LLC‡ 7.572%, 02/18/30 1 mo. SOFR + 3.25%	$311,320
156,969	Trinseo Materials Operating SCA‡ 7.075%, 05/03/28 3 mo. SOFR + 2.50%	67,276
200,601	W.R. Grace & Company-Conn.‡ 7.549%, 09/22/28 3 mo. SOFR + 3.25%	197,425
		576,021
	Other (0.0%)
105,000	Windstream Services, LLC‡ 9.172%, 10/01/31 1 mo. SOFR + 4.75%	104,606
	Special Purpose Acquisition Companies (0.1%)
89,467	Clydesdale Acquisition Holdings, Inc.‡ 7.497%, 04/13/29 1 mo. SOFR + 3.18%	88,958
53,350	Fertitta Entertainment, LLC‡ 7.822%, 01/27/29 1 mo. SOFR + 3.50%	52,100
195,000	Patagonia Holdco, LLC‡ 10.052%, 08/01/29 3 mo. SOFR + 5.75%	166,623
		307,681
	TOTAL BANK LOANS (Cost $13,408,846)	13,051,060
U.S. GOVERNMENT AND AGENCY SECURITIES (2.2%)
	Other (2.2%)
6,650,000	U.S. Treasury Note 4.500%, 07/15/26	6,704,031
3,350,000	4.000%, 06/30/28	3,391,875
	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $10,051,362)	10,095,906
NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (3.0%)
	Industrials (3.0%)
220,635	Boeing Company 6.000%, 10/15/27 (Cost $11,955,589)	13,542,576
COMMON STOCKS (83.9%)
	Communication Services (10.6%)
37,065	Alphabet, Inc. - Class Aµ	5,885,922
4,575	Altice USA, Inc. - Class A^#	11,346
341,925	AT&T, Inc.µ	9,471,322
3,751	Audacy, Inc.#	69,393

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Global Dynamic Income Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF SHARES			VALUE
4,050		Baidu, Inc. (ADR)^#	$355,671
9,550	GBP	Baltic Classifieds Group, PLC	43,316
131,435	INR	Bharti Airtel, Ltd.	2,884,141
1,735		Cumulus Media, Inc. - Class A#	405
73,875	EUR	Deutsche Telekom, AGµ	2,653,408
11,250		Meta Platforms, Inc. - Class Aµ	6,176,250
26,530		Millicom International Cellular, SA	916,346
84,298	ZAR	MTN Group, Ltd.^	557,911
3,435	KRW	NAVER Corp.	483,324
4,250		Netflix, Inc.µ#	4,809,810
96,000	EUR	Orange, SA	1,392,772
1,140	EUR	Scout24, SE*	135,861
15,795		Sea, Ltd. (ADR)#	2,117,320
1,600		Spotify Technology, SA#	982,368
11,300	HKD	Tencent Holdings, Ltd.µ	692,136
89,070		Tencent Holdings, Ltd. (ADR)~	5,438,614
24,105	GBP	Trustpilot Group, PLC*#	72,283
1,176,545	GBP	Vodafone Group, PLC	1,156,191
26,395		Walt Disney Companyµ	2,400,625
			48,706,735
		Consumer Discretionary (10.7%)
179,100	HKD	Alibaba Group Holding, Ltd.µ	2,673,968
8,175		Alibaba Group Holding, Ltd. (ADR)	976,340
47,955		Amazon.com, Inc.µ#	8,843,861
56,410	INR	Amber Enterprises India, Ltd.#	4,060,192
315,000	SAR	Americana Restaurants International, PLC	187,780
51,097		Aptiv, PLC#	2,915,595
835		AutoZone, Inc.#	3,141,771
4,760	SEK	Betsson, AB - Class B	83,248
357	EUR	Brunello Cucinelli S.p.A^	40,305
31,800	CNY	BYD Company, Ltd. - Class A	1,547,660
20,700	CNY	China Tourism Group Duty Free Corp., Ltd. - Class A	180,689
95,610	GBP	Compass Group, PLC	3,223,474
270,300	PHP	DigiPlus Interactive Corp.	192,887
2,250	INR	Dixon Technologies India, Ltd.	437,240
4,200	HKD	DPC Dash, Ltd.#	53,501
9,725	INR	Eicher Motors, Ltd.	641,153
800	JPY	Food & Life Companies, Ltd.	29,604
88,300	CNY	Fuyao Glass Industry Group Company, Ltd. - Class A	706,454
303,000	HKD	Geely Automobile Holdings, Ltd.	636,088
107,720	INR	Indian Hotels Company, Ltd.	1,001,397
161,219	HKD	JD.com, Inc. - Class A	2,624,875
173,000	HKD	Jiumaojiu International Holdings, Ltd.*^	56,119
123,000	HKD	Li Ning Company, Ltd.	231,897
4,880	EUR	Lottomatica Group S.p.A	111,234
1,020	EUR	LVMH Moet Hennessy Louis Vuitton, SEµ	565,008
NUMBER OF SHARES			VALUE
8,450		MakeMyTrip, Ltd.^#	$885,729
2,062		MercadoLibre, Inc.#	4,806,213
370,400	HKD	MGM China Holdings, Ltd.	480,008
44,620		NIO, Inc. (ADR)^#	180,711
345		Rite Aid Corp.#	345
236,800	HKD	Sands China, Ltd.#	424,097
13,100		Tesla, Inc.µ#	3,696,296
148,600	JPY	Toyota Motor Corp.µ	2,838,173
10,100	HKD	Yum China Holdings, Inc.	471,846
1,180	EUR	Zalando, SE*#	43,089
			48,988,847
		Consumer Staples (5.3%)
5,600		Constellation Brands, Inc. - Class A^	1,050,224
4,240		Costco Wholesale Corp.µ	4,216,680
1,007	GBP	Cranswick, PLC	69,695
5,390	PLN	Dino Polska, SA*#	755,610
106,908	CNY	Eastroc Beverage Group Company, Ltd. - Class A	4,209,310
84,800	HKD	Giant Biogene Holding Company, Ltd.*	876,137
2,600	CNY	Kweichow Moutai Company, Ltd. - Class A	553,931
20,500	CHF	Nestle, SAµ	2,181,966
23,310		Philip Morris International, Inc.µ	3,994,402
74,568	BRL	Raia Drogasil, SA	260,685
2,405	KRW	Samyang Foods Company, Ltd.	1,641,509
106,000	HKD	Smoore International Holdings, Ltd.*^	183,467
43,715		Walmart, Inc.µ	4,251,284
			24,244,900
		Energy (3.6%)
134,875	CAD	Canadian Natural Resources, Ltd.	3,870,343
11,385	CAD	CES Energy Solutions Corp.^	50,211
885		Cheniere Energy Partners, LP~	52,020
17,600		Chevron Corp.µ	2,394,656
12,635		Energy Transfer, LP~	208,983
5,810		Enterprise Products Partners, LP	173,719
1,826		EP Energy Corp.#	2,511
35,980		EQT Corp.^	1,778,851
42,400		Helmerich & Payne, Inc.^	800,936
136,900	THB	PTT Exploration & Production, PCL	405,496
14,500	EUR	Saipem S.p.A^#	33,495
98,974		Schlumberger, NV^~	3,290,885
82,300	GBP	Shell, PLCµ	2,655,965
36,983		TechnipFMC, PLC	1,041,811
			16,759,882
		Financials (12.6%)
373,000	HKD	AIA Group, Ltd.	2,794,856
18,350	EUR	Alpha Services and Holdings, SA	44,742
188,400	BRL	B3, SA - Brasil Bolsa Balcao	447,832

See accompanying Notes to Schedule of Investments

www.calamos.com

Global Dynamic Income Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF SHARES			VALUE
6,095	INR	Bajaj Finance, Ltd.	$620,400
87,000	EUR	Banco Santander, SA	612,555
4,640	EUR	Bank of Ireland Group, PLC	54,480
33,705		Bank of New York Mellon Corp.	2,710,219
361,530	PHP	Bank of the Philippine Islands	906,473
15,010	EUR	BAWAG Group, AG*	1,645,216
9,900	JPY	Concordia Financial Group, Ltd.	64,033
1,955	CAD	Definity Financial Corp.^	97,580
2,510	EUR	Deutsche Böerse, AG	808,456
303,220	EUR	Eurobank Ergasias Services and Holdings, SA	860,546
111,948	AED	First Abu Dhabi Bank, PJSC	458,047
5,765		Goldman Sachs Group, Inc.^	3,156,626
12,395		HDFC Bank, Ltd. (ADR)	900,993
25,700	HKD	Hong Kong Exchanges & Clearing, Ltd.	1,122,825
156,760		ICICI Bank, Ltd. (ADR)^	5,260,866
147,087		Itau Unibanco Holding, SA (ADR)	928,119
25,370		JPMorgan Chase & Company^	6,206,009
1,094,590	THB	Krung Thai Bank PCL	714,282
890		Marex Group, PLC	39,472
21,200	KRW	Meritz Financial Group, Inc.	1,852,046
260,000	HKD	Ping An Insurance Group Company of China, Ltd. - Class H	1,556,108
62,000	BRL	Porto Seguro, SA	480,583
33,595	PLN	Powszechna Kasa Oszczednosci Bank Polski, SA	645,895
10,965		Progressive Corp.µ	3,089,279
1,100	JPY	Rakuten Bank, Ltd.^#	46,263
24,653	SAR	Saudi National Bank	234,894
59,020	EUR	Societe Generale, SA	3,048,854
165,300	JPY	Sumitomo Mitsui Financial Group, Inc.	3,943,597
215	CHF	Swissquote Group Holding, SA^	110,982
81,080	EUR	UniCredit, S.p.A.^	4,717,304
8,825		Visa, Inc. - Class Aµ	3,049,038
61,275		Wells Fargo & Company^µ	4,351,138
			57,580,608
		Health Care (4.9%)
16,460		AbbVie, Inc.^µ	3,211,346
8,260	SEK	Ambea, AB*	99,785
20,770	GBP	AstraZeneca, PLCµ	2,975,652
1,225	SEK	BoneSupport Holding, AB*#	40,075
4,738	KRW	Dentium Company, Ltd.	243,191
6,945		Eli Lilly & Companyµ	6,243,208
10,104		GE HealthCare Technologies, Inc.	710,614
568,825	MXN	Genomma Lab Internacional, SAB de CV - Class B	664,821
22,400	EUR	Gerresheimer, AG	1,519,788
4,860		Humana, Inc.	1,274,486
NUMBER OF SHARES			VALUE
8,520	BRL	Hypera, SA	$36,211
78,573		Novo Nordisk, A/S (ADR)	5,221,176
565	KRW	Samsung Biologics Company, Ltd.*#	418,139
			22,658,492
		Industrials (10.6%)
37,029	EUR	Alstom, SA#	894,219
1,900	JPY	BayCurrent, Inc.	102,379
59	CHF	Belimo Holding, AG	50,130
28,780	CNY	Contemporary Amperex Technology Company, Ltd. - Class A	920,200
7,610		Deere & Company^µ	3,527,692
215	EUR	DO & CO, AG#	34,344
49,365		Embraer, SA (ADR)^#	2,267,828
1,990	EUR	Exosens SAS#	77,450
29,770		Flowserve Corp.	1,346,497
13,835		GE Vernova, Inc.	5,130,295
4,714	KRW	Hanwha Aerospace Company, Ltd.	2,649,285
2,410	KRW	HD Hyundai Heavy Industries Company, Ltd.	681,619
21,868	INR	Hindustan Aeronautics, Ltd.	1,157,586
264,300	JPY	Hitachi, Ltd.µ	6,532,310
570	KRW	Hyundai Rotem Company, Ltd.	44,927
1,400	JPY	IHI Corp.^	109,665
1,840	SEK	INVISIO, AB	73,951
2,140	EUR	Iveco Group, NV^	34,189
2,900	JPY	Japan Elevator Service Holdings Company, Ltd.	62,696
3,311,000	HKD	Lonking Holdings, Ltd.	833,717
35,300	CNY	Ningbo Orient Wires & Cables Company, Ltd. - Class A	245,707
1,470	EUR	Palfinger, AG	47,912
3,835	CHF	R&S Group Holding, AG^	92,211
1,705	EUR	Rheinmetall, AG	2,903,704
391,680	GBP	Rolls-Royce Holdings, PLC	3,964,769
13,015	EUR	Schneider Electric, SEµ	3,040,899
54,502	CNY	Shanghai International Airport Company, Ltd. - Class A	240,678
15,025	EUR	Siemens, AGµ	3,459,678
33,900	EUR	SPIE, SA	1,661,525
5,360	INR	Transformers & Rectifiers India, Ltd.	31,284
570	EUR	Vossloh, AG	45,032
1,290	EUR	Wacker Neuson, SE	34,689
19,610		Waste Management, Inc.	4,576,190
83,000	BRL	WEG, SA	652,867
231,000	HKD	Weichai Power Company, Ltd. - Class H	450,658
152,100	CNY	Yutong Bus Company, Ltd. - Class A	562,081
			48,540,863

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Global Dynamic Income Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF SHARES			VALUE
		Information Technology (21.7%)
570	TWD	Alchip Technologies, Ltd.	$38,091
25,270		Apple, Inc.^	5,369,875
9,305		ASML Holding, NVµ	6,216,484
13,150		Broadcom, Inc.µ	2,530,981
1,300		Cellebrite DI, Ltd.#	25,727
14,500	CNY	Iflytek Company, Ltd. - Class A	94,098
16,485		International Business Machines Corp.µ	3,986,403
12,975	INR	Kaynes Technology India, Ltd.#	881,337
14,900	JPY	Keyence Corp.	6,229,564
855,000	HKD	Kingdee International Software Group Company, Ltd.#	1,454,170
3,215	AUD	Life360, Inc.*#	45,246
16,320		Marvell Technology, Inc.	952,598
22,530	TWD	MediaTek, Inc.	957,369
20,740		Microsoft Corp.^	8,197,692
1,140	ILS	Nayax, Ltd.#	47,862
580	EUR	Nemetschek, SE	77,073
540,000	EUR	Nokia Oyj	2,699,553
2,550	NOK	NORBIT, ASA	35,021
127,970		NVIDIA Corp.^µ	13,938,492
22,530		Oracle Corp.^	3,170,422
23,155		Palantir Technologies, Inc. - Class Aµ#	2,742,478
52,000	HKD	Q Technology Group Company, Ltd.#	43,615
240	EUR	Reply S.p.A^	42,847
40,920	KRW	Samsung Electronics Company, Ltd.	1,596,598
20,025	EUR	SAP, SEµ	5,859,089
4,015		ServiceNow, Inc.µ#	3,834,365
7,200	JPY	SHIFT, Inc.#	65,881
18,040		Shopify, Inc. - Class Aµ#	1,713,800
12,425	KRW	SK Hynix, Inc.	1,550,305
643,900	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	18,244,618
4,780	AUD	Technology One, Ltd.	92,264
108,250	BRL	TOTVS, SA	717,578
60,065		Unity Software, Inc.^#	1,265,570
93,700	CNY	Venustech Group, Inc. - Class A	199,869
33,500	CNY	Will Semiconductor Company, Ltd. Shanghai - Class A	608,496
27,510	AUD	WiseTech Global, Ltd.	1,564,299
370,600	HKD	Xiaomi Corp. - Class B*µ#	2,372,655
			99,462,385
		Materials (3.0%)
144,420	CAD	Alamos Gold, Inc. - Class A	4,128,531
300	EUR	AlzChem Group, AG	38,715
145,715		Cemex, SAB de CV (ADR)	899,062
14,050	EUR	Heidelberg Materials, AG	2,808,784
NUMBER OF SHARES			VALUE
5,950		Linde, PLCµ	$2,696,718
521,200	NOK	Norsk Hydro, ASA	2,764,661
16,900	ZAR	Sasol, Ltd.#	58,374
1,629	EUR	SOL S.p.A	74,375
1,320	EUR	Titan Cement International, SA	61,278
1,120	CAD	Torex Gold Resources, Inc.#	36,274
21,200		Vale, SA (ADR)^	197,372
1,010	EUR	Wienerberger, AG	35,463
			13,799,607
		Real Estate (0.4%)
935,500	PHP	Ayala Land, Inc.	419,665
204,750	AED	Emaar Properties, PJSC	731,623
146,850	HKD	Greentown China Holdings, Ltd.	187,393
14,230	INR	Macrotech Developers, Ltd.*	223,120
14,330	INR	Prestige Estates Projects, Ltd.	231,644
			1,793,445
		Utilities (0.5%)
45,801	EUR	Engie,SA#	943,282
4,420	EUR	Italgas S.p.A	36,315
29,000	EUR	RWE, AG	1,126,190
			2,105,787
		TOTAL COMMON STOCKS (Cost $472,150,589)	384,641,551
PREFERRED STOCKS (0.1%)
		Communication Services (0.1%)
5,640		Qwest Corp. 6.500%, 09/01/56	98,136
1,701		Telephone and Data Systems, Inc. 6.625%, 03/31/26	35,432
1,770		United States Cellular Corp. 6.250%, 09/01/69	41,772
1,429		5.500%, 03/01/70	31,381
163		5.500%, 06/01/70	3,615
			210,336
		Consumer Discretionary (0.0%)
1,597		Guitar Center, Inc.#	23,955
		TOTAL PREFERRED STOCKS (Cost $377,256)	234,291
WARRANTS (0.0%)#
		Communication Services (0.0%)
679		Audacy Capital, LLC 09/30/28, Strike $1.00	—

See accompanying Notes to Schedule of Investments

www.calamos.com

Global Dynamic Income Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF SHARES		VALUE
113	Audacy Capital, LLC 09/30/28, Strike $1.00	$—
		—
	Energy (0.0%)
13,401	Mcdermott International, Ltd. 06/30/27, Strike $15.98	2
12,061	Mcdermott International, Ltd. 06/30/27, Strike $12.33	1
		3
	TOTAL WARRANTS (Cost $5,152)	3
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED PURCHASED OPTIONS (1.4%) #
	Communication Services (0.1%)
193	Sea, Ltd.
2,587,165	Call, 06/20/25, Strike $130.00	261,515
	Consumer Discretionary (0.3%)
511	Aptiv, PLC
2,915,766	Put, 08/15/25, Strike $47.50	109,865
407	Flutter Entertainment, PLC
9,808,293	Call, 01/16/26, Strike $290.00	584,045
11	MercadoLibre, Inc.
2,563,935	Call, 06/20/25, Strike $2,200.00	258,335
224	Royal Caribbean Cruises, Ltd.
4,813,984	Call, 01/16/26, Strike $260.00	325,920
148	Toyota Motor Corp.
2,830,056	Put, 08/15/25, Strike $160.00	44,030
		1,322,195
	Health Care (0.1%)
164	AbbVie, Inc.
3,199,640	Put, 08/15/25, Strike $165.00	45,510
536	Boston Scientific Corp.
5,513,832	Call, 01/16/26, Strike $110.00	393,960
		439,470
	Industrials (0.0%)
821	Full Truck Alliance Company, Ltd.
932,656	Call, 06/20/25, Strike $10.00	141,623
	Information Technology (0.1%)
180	Shopify, Inc.
1,710,000	Put, 09/19/25, Strike $75.00	96,750
315	Taiwan Semiconductor Manufacturing Company, Ltd.
5,250,735	Call, 06/20/25, Strike $160.00	429,187
		525,937
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
		Other (0.8%)
355		Anglogold Ashanti, PLC
1,496,680		Call, 07/18/25, Strike $45.00	$75,438
151	EUR	EURO STOXX Banks Index
1,395,542		Call, 09/19/25, Strike 195.00	56,022
4,065		iShares China Large-Cap ETF
13,764,090		Put, 05/16/25, Strike $30.00	24,390
3,597		iShares MSCI Emerging Markets ETF
15,740,472		Put, 06/20/25, Strike $39.00	68,343
39		iShares MSCI Eurozone ETF
217,308		Put, 05/16/25, Strike $48.00	195
1,165		SPDR® S&P 500® ETF Trust
64,603,910		Put, 12/19/25, Strike $510.00	2,221,072
635		SPDR® S&P 500® ETF Trust
35,213,290		Put, 07/18/25, Strike $540.00	977,265
1,095		SPDR® S&P 500® ETF Trust
60,722,130		Put, 05/16/25, Strike $500.00	118,260
			3,540,985
		TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $12,152,697)	6,231,725
		TOTAL INVESTMENTS (128.1%) (Cost $678,623,885)	586,837,245
MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-10.6%)			(48,500,000)
LIABILITIES, LESS OTHER ASSETS (-17.5%)			(80,189,216)
NET ASSETS (100.0%)			$458,148,029
EXCHANGE-TRADED WRITTEN OPTIONS (0.0%)#
		Industrials (0.0%)
(297)		Flowserve Corp.
(1,343,331)		Call, 10/17/25, Strike $65.00	(16,335)
		Information Technology (0.0%)
(180)		Shopify, Inc.
(1,710,000)		Call, 07/18/25, Strike $115.00	(69,300)
		TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premium $54,901)	$(85,635)

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	Yuan Renminbi	05/06/25	5,810,263	$800,003	$(264)
					$(264)

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Global Dynamic Income Fund Schedule of Investments April 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

‡  Variable rate security. The rate shown is the rate in effect at April 30, 2025.

^  Security, or portion of security, is on loan.

@  In default status and considered non-income producing.

!!  Restricted security—The Fund may own investment securities that have other legal or contractual limitations.

RESTRICTED SECURITY	ACQUISITION DATE	ACQUISITION COST
Rite Aid Corp.	09/04/2024	$—
SunEdison, Inc.	10/13/2022	—
	TOTAL	$—

§  Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

~  Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options and securities sold short. The aggregate value of such securities is $4,516,688.

¡  Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.

!  This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

µ  Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $144,803,243.

#  Non-income producing security.

ABBREVIATION

ADR  American Depositary Receipt

FOREIGN CURRENCY ABBREVIATIONS

AED  UAE Dirham

AUD  Australian Dollar

BRL  Brazilian Real

CAD  Canadian Dollar

CHF  Swiss Franc

CNY  Chinese Yuan Renminbi

EUR  European Monetary Unit

GBP  British Pound Sterling

HKD  Hong Kong Dollar

ILS  Israeli Shekel

INR  Indian Rupee

JPY  Japanese Yen

KRW  South Korean Won

MXN  Mexican Peso

NOK  Norwegian Krone

PHP  Philippine Peso

PLN  Polish Zloty

SAR  Saudi Riyal

SEK  Swedish Krona

THB  Thai Baht

TWD  New Taiwan Dollar

ZAR  South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

CURRENCY EXPOSURE
APRIL 30, 2025

	VALUE	% OF TOTAL INVESTMENTS
US Dollar	$396,804,386	67.6%
European Monetary Unit	54,477,167	9.3%
Hong Kong Dollar	20,220,136	3.4%
Japanese Yen	20,024,165	3.4%
New Taiwan Dollar	19,240,078	3.3%
British Pound Sterling	14,161,345	2.4%
Indian Rupee	12,169,494	2.1%
Canadian Dollar	11,613,508	2.0%
South Korean Won	11,160,943	1.9%
Chinese Yuan Renminbi	10,069,173	1.7%
Norwegian Krone	2,799,682	0.5%
Brazilian Real	2,595,756	0.4%
Swiss Franc	2,435,289	0.4%
Australian Dollar	1,701,809	0.3%
Philippine Peso	1,519,025	0.3%
Polish Zloty	1,401,505	0.2%
UAE Dirham	1,189,670	0.2%
Thai Baht	1,119,778	0.2%
Mexican Peso	664,821	0.1%
South African Rand	616,285	0.1%
Saudi Riyal	422,674	0.1%
Swedish Krona	297,059	0.1%
Israeli Shekel	47,862	—%
Total Investments	$586,751,610	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

www.calamos.com

Global Dynamic Income Fund Schedule of Investments April 30, 2025 (Unaudited)

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2025 (see Note 1):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Asset Backed Securities	$—	$164,188	$—	$164,188
Corporate Bonds	—	63,732,405	—	63,732,405
Convertible Bonds	—	95,143,540	—	95,143,540
Bank Loans	—	13,051,060	—	13,051,060
U.S. Government and Agency Securities	—	10,095,906	—	10,095,906
Convertible Preferred Stocks	13,542,576	—	—	13,542,576
Common Stocks	220,665,143	163,976,408	—	384,641,551
Preferred Stocks	234,291	—	—	234,291
Warrants	3	—	—	3
Exchange-Traded Purchased Options	6,231,725	—	—	6,231,725
Total	$240,673,738	$346,163,507	$—	$586,837,245
Liabilities:
Forward Foreign Currency Contracts	$—	$264	$—	$264
Exchange-Traded Written Options	85,635	—	—	85,635
Total	$85,635	$264	$—	$85,899

SECTOR WEIGHTINGS

Information Technology	21.1%
Financials	11.7
Consumer Discretionary	11.3
Industrials	11.1
Communication Services	10.7
Consumer Staples	5.8
Health Care	4.9
Energy	4.7
Utilities	3.6
Materials	3.4
Real Estate	0.3
Airlines	0.2
Special Purpose Acquisition Companies	0.1

Sector weightings are based on managed assets and may vary over time. Sector Weightings exclude any government/sovereign bonds or options on broad market indexes the Fund may hold.

ASSET ALLOCATION

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Global Total Return Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
CORPORATE BONDS (12.4%)
	Airlines (0.2%)
35,599	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	$35,336
9,586	Alaska Airlines Pass Through Trust Series 2020-1, Class B* 8.000%, 02/15/27	9,656
42,625	American Airlines Pass Through Trust Series 2021-1, Class B 3.950%, 01/11/32	39,890
35,586	British Airways Pass Through Trust Series 2021-1, Class B* 3.900%, 03/15/33	33,493
43,698	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	44,305
		162,680
	Communication Services (1.1%)
55,000	APi Group DE, Inc.* 4.750%, 10/15/29	51,901
36,000	Cincinnati Bell Telephone Company, LLC 6.300%, 12/01/28	33,918
39,000	Clear Channel Outdoor Holdings, Inc.* 5.125%, 08/15/27	37,971
25,000	7.875%, 04/01/30	25,048
20,000	9.000%, 09/15/28	20,745
65,000	Consolidated Communications, Inc.* 6.500%, 10/01/28	64,052
58,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.* 5.875%, 08/15/27	56,110
70,000	Frontier California, Inc. 6.750%, 05/15/27	69,527
11,000	Frontier Communications Holdings, LLC* 8.750%, 05/15/30	11,521
85,000	Frontier Florida, LLC 6.860%, 02/01/28	87,116
65,000	Frontier North, Inc. 6.730%, 02/15/28	66,184
40,000	Go Daddy Operating Company, LLC / GD Finance Company, Inc.* 3.500%, 03/01/29	37,368
20,000	Gray Media, Inc.* 5.375%, 11/15/31	11,960
40,000	Hughes Satellite Systems Corp.^ 5.250%, 08/01/26	37,308
20,000	iHeartCommunications, Inc.* 10.875%, 05/01/30	8,433
13,350	7.750%, 08/15/30	9,653
35,000	Lumen Technologies, Inc. 7.600%, 09/15/39	25,733
29,500	10.000%, 10/15/32*	29,470
PRINCIPAL AMOUNT		VALUE
22,000	Match Group Holdings II, LLC* 3.625%, 10/01/31	$18,887
45,000	Paramount Global 4.900%, 08/15/44	33,872
14,000	Qwest Corp. 7.250%, 09/15/25	13,966
25,000	Rogers Communications, Inc.‡ 7.125%, 04/15/55 5 year CMT + 2.62	24,901
25,000	7.000%, 04/15/55 5 year CMT + 2.65	25,120
23,000	Scripps Escrow II, Inc.* 3.875%, 01/15/29^	17,717
11,000	5.375%, 01/15/31	6,273
20,000	Scripps Escrow, Inc.*^ 5.875%, 07/15/27	15,847
20,000	Sinclair Television Group, Inc.* 8.125%, 02/15/33	19,832
56,000	Sirius XM Radio, LLC* 3.875%, 09/01/31^	48,070
45,000	5.500%, 07/01/29	43,888
20,000	3.125%, 09/01/26	19,485
41,000	Spanish Broadcasting System, Inc.* 9.750%, 03/01/26	26,248
25,000	Stagwell Global, LLC* 5.625%, 08/15/29	23,628
22,000	Telesat Canada / Telesat, LLC* 4.875%, 06/01/27	12,064
35,000	Time Warner Cable, LLC 6.550%, 05/01/37	34,561
15,000	7.300%, 07/01/38	15,630
21,000	United States Cellular Corp. 6.700%, 12/15/33	22,749
45,000	Univision Communications, Inc.* 8.000%, 08/15/28	43,810
20,000	8.500%, 07/31/31	18,925
		1,169,491
	Consumer Discretionary (2.6%)
65,000	Adams Homes, Inc.* 9.250%, 10/15/28	65,331
55,000	Adient Global Holdings, Ltd.*^ 8.250%, 04/15/31	54,521
22,000	7.500%, 02/15/33	20,867
38,000	Ashton Woods USA, LLC / Ashton Woods Finance Company* 4.625%, 08/01/29	35,297
53,000	At Home Group, Inc.* 4.875%, 07/15/28	14,293
57,000	Bath & Body Works, Inc. 6.694%, 01/15/27	58,129
35,000	6.875%, 11/01/35	35,230
10,000	6.625%, 10/01/30*	10,196

See accompanying Notes to Schedule of Investments

www.calamos.com

Global Total Return Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
40,000	Caesars Entertainment, Inc.* 6.500%, 02/15/32	$40,260
28,000	4.625%, 10/15/29^	25,941
25,000	6.000%, 10/15/32^	23,587
10,000	7.000%, 02/15/30	10,252
22,000	Carnival Corp.* 4.000%, 08/01/28	21,022
16,000	7.625%, 03/01/26	16,023
3,000	7.000%, 08/15/29	3,133
9,742	Carvana Company* 9.000%, 06/01/31	10,993
6,768	9.000%, 06/01/30	7,178
3,842	9.000%, 12/01/28	3,951
90,000	CCO Holdings, LLC / CCO Holdings Capital Corp.* 4.750%, 03/01/30	85,124
90,000	4.500%, 08/15/30	83,695
85,000	5.125%, 05/01/27	83,867
50,000	6.375%, 09/01/29	50,509
46,000	4.250%, 02/01/31	41,625
22,000	4.750%, 02/01/32	19,963
20,000	5.000%, 02/01/28	19,531
23,000	Churchill Downs, Inc.* 6.750%, 05/01/31	23,263
22,000	5.750%, 04/01/30	21,540
40,000	Dana, Inc.^ 4.250%, 09/01/30	36,895
32,000	4.500%, 02/15/32	28,781
21,000	DISH DBS Corp. 5.125%, 06/01/29	13,153
18,000	7.375%, 07/01/28	12,188
46,000	DISH Network Corp.* 11.750%, 11/15/27	48,367
47,000	Everi Holdings, Inc.* 5.000%, 07/15/29	47,243
175,000	Ford Motor Company^ 6.100%, 08/19/32	167,965
200,000	Ford Motor Credit Company, LLC 2.900%, 02/16/28	183,262
16,000	Gap, Inc.* 3.875%, 10/01/31	13,866
20,000	General Motors Company 5.200%, 04/01/45	16,458
75,000	goeasy, Ltd.* 9.250%, 12/01/28	78,606
41,000	7.625%, 07/01/29	41,367
63,000	Goodyear Tire & Rubber Company^ 5.625%, 04/30/33	58,283
20,000	5.250%, 07/15/31	18,702
25,000	Group 1 Automotive, Inc.* 6.375%, 01/15/30	25,332
19,000	4.000%, 08/15/28	18,075
9,482	JetBlue Pass Through Trust Series 2019-2, Class B 8.000%, 11/15/27	9,482
PRINCIPAL AMOUNT		VALUE
55,000	Kohl's Corp. 5.550%, 07/17/45	$26,193
45,000	LCM Investments Holdings II, LLC* 8.250%, 08/01/31	47,159
45,000	Liberty Interactive, LLC 8.250%, 02/01/30	16,849
45,000	Life Time, Inc.* 6.000%, 11/15/31	44,946
20,000	Light & Wonder International, Inc.* 7.500%, 09/01/31	20,565
15,000	Lindblad Expeditions Holdings, Inc.* 9.000%, 05/15/28	15,438
28,000	Lindblad Expeditions, LLC* 6.750%, 02/15/27	27,937
30,000	M/I Homes, Inc. 3.950%, 02/15/30	27,262
53,000	Macy's Retail Holdings, LLC 6.700%, 07/15/34*	44,503
35,000	4.300%, 02/15/43	21,024
80,000	MGM Resorts International^ 6.500%, 04/15/32	78,927
55,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.* 4.875%, 05/01/29	52,113
45,000	Newell Brands, Inc. 6.875%, 04/01/36^	39,227
22,000	6.625%, 05/15/32^	19,758
16,000	5.700%, 04/01/26	15,810
20,000	Nordstrom, Inc. 5.000%, 01/15/44	14,040
37,000	Patrick Industries, Inc.* 4.750%, 05/01/29	35,272
23,000	6.375%, 11/01/32	22,381
50,000	PENN Entertainment, Inc.*^ 4.125%, 07/01/29	43,934
60,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.* 5.625%, 09/01/29	35,204
20,000	QVC, Inc. 5.450%, 08/15/34	9,835
20,000	Raising Cane's Restaurants, LLC* 9.375%, 05/01/29	21,253
3,546	Rite Aid Cmsr Note 12.000%, 12/31/25	4,078
77,000	Rite Aid Corp. 0.000%, 11/15/26*@!!	—
26,029	15.000%, 08/30/31	4,588
14,000	0.000%, 10/18/25*	—
5,058	11.317%, 08/30/31* 3 mo. SOFR + 7.00%	3,541
4,767	Rite Aid Note Holder Trust Bond 0.000%, 08/30/34	—
45,000	Rivers Enterprise Borrower, LLC / Rivers Enterprise Finance Corp.* 6.625%, 02/01/33	44,509

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Global Total Return Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
6,000	Royal Caribbean Cruises, Ltd.* 6.250%, 03/15/32	$6,096
6,000	5.625%, 09/30/31	5,961
43,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed* 4.625%, 03/01/29	40,013
65,000	Six Flags Entertainment Corp.* 7.250%, 05/15/31	65,974
39,000	Six Flags Entertainment Corp. / Canada's Wonderland Company / Magnum Management Corp. 5.250%, 07/15/29	37,238
30,000	Sonic Automotive, Inc.* 4.625%, 11/15/29	28,162
36,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	34,641
40,000	Station Casinos, LLC* 4.500%, 02/15/28	38,660
45,000	STL Holding Company, LLC* 8.750%, 02/15/29	45,893
10,000	Viking Cruises, Ltd.* 9.125%, 07/15/31	10,703
40,000	Windsor Holdings III, LLC* 8.500%, 06/15/30	42,132
		2,795,165
	Consumer Staples (0.6%)
25,000	Brink's Company* 6.500%, 06/15/29	25,521
23,000	6.750%, 06/15/32	23,576
51,000	Central Garden & Pet Company* 4.125%, 04/30/31	45,970
53,000	Edgewell Personal Care Company* 4.125%, 04/01/29	49,649
59,000	Energizer Holdings, Inc.* 4.375%, 03/31/29	55,127
10,000	6.500%, 12/31/27	10,061
40,000	Fiesta Purchaser, Inc.* 7.875%, 03/01/31	41,926
11,000	JBS USA Holding Lux Sarl/ JBS USA Food Company/ JBS Lux Company Sarl 5.750%, 04/01/33	11,230
6,000	5.500%, 01/15/30	6,101
38,609	MPH Acquisition Holdings, LLC* 6.750%, 03/31/31 0.75% PIK rate	25,939
17,076	5.750%, 12/31/30	13,309
15,262	11.500%, 12/31/30 6.50% Cash & 5.00% PIK Rate	14,274
33,000	New Albertsons, LP 7.750%, 06/15/26	33,856
43,000	Performance Food Group, Inc.* 4.250%, 08/01/29	40,731
11,000	6.125%, 09/15/32	11,051
PRINCIPAL AMOUNT		VALUE
35,000	Pilgrim's Pride Corp. 4.250%, 04/15/31	$33,179
43,000	Post Holdings, Inc.* 6.250%, 02/15/32	43,416
34,000	6.375%, 03/01/33	33,725
42,000	Prestige Brands, Inc.* 3.750%, 04/01/31	37,980
33,000	RR Donnelley & Sons Company* 9.500%, 08/01/29	31,529
35,000	United Natural Foods, Inc.* 6.750%, 10/15/28	34,398
23,000	Walgreens Boots Alliance, Inc. 4.650%, 06/01/46	20,887
		643,435
	Energy (1.6%)
45,000	Ascent Resources Utica Holdings, LLC / ARU Finance Corp.* 6.625%, 10/15/32	44,563
33,000	Buckeye Partners, LP 6.750%, 02/01/30*	33,593
25,000	5.850%, 11/15/43	21,019
16,000	6.875%, 07/01/29*	16,314
51,000	Civitas Resources, Inc.* 8.750%, 07/01/31	48,487
30,000	Continental Resources, Inc. 4.900%, 06/01/44	23,172
32,000	DT Midstream, Inc.* 4.125%, 06/15/29	30,057
31,000	Enbridge, Inc.‡ 7.375%, 03/15/55 5 year CMT + 3.12%	31,327
20,000	7.200%, 06/27/54 5 year CMT + 2.97%	19,974
55,000	Encino Acquisition Partners Holdings, LLC* 8.750%, 05/01/31	56,150
40,000	Energy Transfer, LP‡ 7.555%, 11/01/66^ 3 mo. SOFR + 3.28%	38,796
32,000	6.500%, 11/15/26 5 year CMT + 5.69%	31,867
20,000	7.125%, 10/01/54^ 5 year CMT + 2.83%	19,799
70,000	EQT Corp.* 7.500%, 06/01/27	71,177
31,000	Genesis Energy, LP / Genesis Energy Finance Corp. 8.875%, 04/15/30	31,683
20,000	8.000%, 05/15/33	19,469
60,000	Gulfport Energy Operating Corp.* 6.750%, 09/01/29	59,291
45,000	Howard Midstream Energy Partners, LLC* 7.375%, 07/15/32	46,098

See accompanying Notes to Schedule of Investments

www.calamos.com

Global Total Return Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
45,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.875%, 12/01/32	$43,681
41,000	Matador Resources Company* 6.500%, 04/15/32	39,531
44,000	Nabors Industries, Inc.* 9.125%, 01/31/30	39,954
17,000	Nabors Industries, Ltd.*^ 7.500%, 01/15/28	13,536
30,000	New Fortress Energy, Inc.*^ 6.500%, 09/30/26	24,651
45,000	Oceaneering International, Inc. 6.000%, 02/01/28	42,929
31,000	ONEOK, Inc.* 6.500%, 09/01/30	32,857
70,000	Parkland Corp.* 6.625%, 08/15/32	69,692
42,000	Permian Resources Operating, LLC* 7.000%, 01/15/32	42,347
11,000	6.250%, 02/01/33	10,772
50,000	Plains All American Pipeline, LP‡ 8.695%, 05/31/25 3 mo. SOFR + 4.37%	49,432
45,000	South Bow Canadian Infrastructure Holdings, Ltd.*‡ 7.625%, 03/01/55 5 year CMT + 3.95%	44,969
60,000	Summit Midstream Holdings, LLC* 8.625%, 10/31/29	59,138
23,000	Sunoco, LP* 6.250%, 07/01/33	22,990
60,000	TGNR Intermediate Holdings, LLC* 5.500%, 10/15/29	55,115
58,400	Transocean, Inc.* 8.750%, 02/15/30	57,115
40,000	8.250%, 05/15/29	32,360
10,000	Venture Global Calcasieu Pass, LLC* 4.125%, 08/15/31	9,001
10,000	3.875%, 08/15/29	9,180
98,000	Venture Global LNG, Inc.* 9.000%, 09/30/29‡ 5 year CMT + 5.44%	84,222
55,000	8.375%, 06/01/31	53,057
35,000	8.125%, 06/01/28	34,808
23,000	7.000%, 01/15/30	21,692
20,000	9.875%, 02/01/32	20,362
20,000	9.500%, 02/01/29	20,740
43,000	Vital Energy, Inc.*^ 7.875%, 04/15/32	33,288
45,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	44,145
60,000	Weatherford International, Ltd.* 8.625%, 04/30/30	59,535
39,000	Wildfire Intermediate Holdings, LLC* 7.500%, 10/15/29	35,710
		1,749,645
PRINCIPAL AMOUNT		VALUE
	Financials (2.0%)
65,000	Acrisure, LLC / Acrisure Finance, Inc.* 8.250%, 02/01/29	$66,601
45,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer* 7.375%, 10/01/32	45,516
45,000	6.500%, 10/01/31	44,989
59,000	Ally Financial, Inc.‡ 4.700%, 05/15/26 5 year CMT + 3.87%	54,365
20,000	4.700%, 05/15/28 7 year CMT + 3.48%	17,108
46,000	AmWINS Group, Inc.* 4.875%, 06/30/29	43,872
45,000	AssuredPartners, Inc.* 5.625%, 01/15/29	44,964
45,000	Baldwin Insurance Group Holdings, LLC / Baldwin Insurance Group Holdings Finance* 7.125%, 05/15/31	45,922
45,000	Blackstone Mortgage Trust, Inc.* 7.750%, 12/01/29	46,853
23,000	Brandywine Operating Partnership, LP 8.875%, 04/12/29	24,187
34,000	Bread Financial Holdings, Inc.*‡ 8.375%, 06/15/35 5 year CMT + 4.30	31,895
78,000	BroadStreet Partners, Inc.* 5.875%, 04/15/29	75,420
44,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC* 4.500%, 04/01/27	42,713
40,000	Corebridge Financial, Inc.^‡ 6.375%, 09/15/54 5 year CMT + 2.65%	38,555
30,000	Credit Acceptance Corp.* 9.250%, 12/15/28	31,780
20,000	6.625%, 03/15/30	19,708
45,000	Cushman & Wakefield U.S. Borrower, LLC*^ 8.875%, 09/01/31	48,179
20,000	Enstar Group, Ltd.*‡ 7.500%, 04/01/45 5 year CMT + 3.19	20,099
50,000	GGAM Finance, Ltd.* 8.000%, 02/15/27	51,320
23,000	5.875%, 03/15/30	22,909
61,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	57,524
25,000	HAT Holdings I, LLC / HAT Holdings II, LLC* 8.000%, 06/15/27	25,734
66,000	HUB International, Ltd.* 5.625%, 12/01/29	64,724
40,000	7.250%, 06/15/30	41,514
33,000	7.375%, 01/31/32	34,017

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Global Total Return Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
31,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp. 4.375%, 02/01/29	$25,858
65,000	Iron Mountain, Inc.* 5.250%, 03/15/28	64,025
47,000	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.* 4.750%, 06/15/29	45,087
45,000	5.250%, 10/01/25	44,853
28,000	7.000%, 07/15/31	28,950
35,000	LD Holdings Group, LLC* 8.750%, 11/01/27	31,976
28,700	Level 3 Financing, Inc.* 10.000%, 10/15/32	28,732
20,000	3.875%, 10/15/30	15,824
40,000	Macquarie Airfinance Holdings, Ltd.* 8.125%, 03/30/29	41,900
65,000	MetLife, Inc. 6.400%, 12/15/66	64,378
30,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP* 4.500%, 09/30/28	28,303
20,000	Newmark Group, Inc. 7.500%, 01/12/29	20,938
30,000	OneMain Finance Corp. 3.875%, 09/15/28	27,787
25,000	7.500%, 05/15/31^	25,398
40,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer* 7.000%, 02/01/30	40,021
55,000	Provident Funding Associates, LP / PFG Finance Corp.* 9.750%, 09/15/29	56,578
40,000	RHP Hotel Properties, LP / RHP Finance Corp.* 6.500%, 04/01/32	39,942
42,000	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.* 3.875%, 03/01/31	38,042
20,000	3.625%, 03/01/29	18,656
35,000	Saks Global Enterprises, LLC* 11.000%, 12/15/29	21,247
30,000	Service Properties Trust 8.375%, 06/15/29	29,275
45,000	Starwood Property Trust, Inc.* 6.000%, 04/15/30	44,636
23,000	6.500%, 07/01/30	23,205
55,000	StoneX Group, Inc.* 7.875%, 03/01/31	57,361
45,000	TrueNoord Capital DAC* 8.750%, 03/01/30	46,019
52,000	United Wholesale Mortgage, LLC* 5.500%, 04/15/29	50,474
20,000	5.750%, 06/15/27	19,760
PRINCIPAL AMOUNT		VALUE
27,000	Uniti Group, LP / Uniti Group Finance 2019, Inc. / CSL Capital, LLC* 10.500%, 02/15/28	$28,690
25,000	6.500%, 02/15/29	22,884
23,000	VFH Parent, LLC / Valor Co-Issuer, Inc.* 7.500%, 06/15/31	23,651
45,000	XHR, LP* 6.625%, 05/15/30	44,419
		2,139,337
	Health Care (1.0%)
22,000	Acadia Healthcare Company, Inc.* 7.375%, 03/15/33	22,064
88,000	CHS/Community Health Systems, Inc.* 6.125%, 04/01/30	59,908
37,000	10.875%, 01/15/32	38,245
25,000	6.875%, 04/15/29^	18,335
5,000	5.250%, 05/15/30	4,273
52,000	DaVita, Inc.* 3.750%, 02/15/31	45,741
49,000	4.625%, 06/01/30	45,606
43,000	6.875%, 09/01/32^	43,475
33,000	Embecta Corp.* 5.000%, 02/15/30	29,731
11,000	6.750%, 02/15/30	10,678
20,000	Encompass Health Corp. 4.750%, 02/01/30	19,488
20,000	4.500%, 02/01/28	19,718
47,000	HCA, Inc. 7.500%, 11/06/33	53,060
200,000	Jazz Securities DAC* 4.375%, 01/15/29	190,070
55,000	Medline Borrower, LP* 3.875%, 04/01/29	51,352
53,000	5.250%, 10/01/29	50,401
6,000	Medline Borrower, LP / Medline Co-Issuer, Inc.* 6.250%, 04/01/29	6,056
200,000	Organon & Company / Organon Foreign Debt Co-Issuer, BV*^ 5.125%, 04/30/31	167,958
120,000	Tenet Healthcare Corp. 6.250%, 02/01/27	120,035
70,000	6.875%, 11/15/31	71,937
		1,068,131
	Industrials (1.5%)
45,000	Aar Escrow Issuer, LLC* 6.750%, 03/15/29	46,101
50,000	ACCO Brands Corp.* 4.250%, 03/15/29	43,485
50,000	Air Lease Corp.‡ 4.125%, 12/15/26 5 year CMT + 3.15%	46,027

See accompanying Notes to Schedule of Investments

www.calamos.com

Global Total Return Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
75,000	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC* 4.625%, 01/15/27	$74,273
30,000	5.875%, 02/15/28	30,056
25,000	Arcosa, Inc.* 4.375%, 04/15/29	23,481
22,000	6.875%, 08/15/32	22,428
207,250	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	5,449
25,000	Bombardier, Inc.* 8.750%, 11/15/30	26,839
15,000	7.000%, 06/01/32^	15,187
13,000	7.250%, 07/01/31^	13,342
9,000	7.875%, 04/15/27	9,025
44,000	BWX Technologies, Inc.* 4.125%, 04/15/29	41,831
48,000	Cascades, Inc. / Cascades USA, Inc.* 5.375%, 01/15/28	46,849
11,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.* 4.750%, 10/20/28	10,916
58,000	Deluxe Corp.* 8.000%, 06/01/29	53,483
10,000	8.125%, 09/15/29	10,018
68,000	EMRLD Borrower, LP / Emerald Co-Issuer, Inc.* 6.625%, 12/15/30	69,094
25,000	EnerSys* 4.375%, 12/15/27	24,261
20,000	6.625%, 01/15/32	20,443
15,000	EquipmentShare.com, Inc.* 8.625%, 05/15/32	15,295
15,000	8.000%, 03/15/33^	14,821
25,000	Graham Packaging Company, Inc.* 7.125%, 08/15/28	24,455
30,000	Graphic Packaging International, LLC* 4.750%, 07/15/27	29,475
20,000	3.500%, 03/01/29	18,620
51,000	Great Lakes Dredge & Dock Corp.* 5.250%, 06/01/29	46,578
101,000	H&E Equipment Services, Inc.* 3.875%, 12/15/28	100,737
65,000	Herc Holdings, Inc.* 5.500%, 07/15/27	64,373
23,000	6.625%, 06/15/29	22,738
34,000	JELD-WEN, Inc.*^ 7.000%, 09/01/32	29,924
15,000	4.875%, 12/15/27	13,858
70,000	Ken Garff Automotive, LLC* 4.875%, 09/15/28	67,605
33,000	Moog, Inc.* 4.250%, 12/15/27	31,895
52,000	Novelis Corp.* 4.750%, 01/30/30	48,395
PRINCIPAL AMOUNT		VALUE
45,000	Quikrete Holdings, Inc.* 6.375%, 03/01/32	$45,338
11,000	Sealed Air Corp.* 5.000%, 04/15/29	10,731
10,000	6.500%, 07/15/32^	10,188
35,000	Sealed Air Corp./Sealed Air Corp. U.S.* 6.125%, 02/01/28	35,291
10,000	7.250%, 02/15/31	10,416
40,000	Sensata Technologies, Inc.* 3.750%, 02/15/31	34,989
10,000	Standard Building Solutions, Inc.* 6.500%, 08/15/32	10,138
24,000	Standard Industries, Inc.* 5.000%, 02/15/27	23,848
45,000	TransDigm, Inc.* 6.875%, 12/15/30	46,425
35,000	6.750%, 08/15/28	35,730
29,000	6.625%, 03/01/32	29,754
15,000	7.125%, 12/01/31	15,612
13,757	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	13,145
26,000	Wabash National Corp.*^ 4.500%, 10/15/28	21,892
44,000	Waste Pro USA, Inc.* 7.000%, 02/01/33	45,056
27,000	Williams Scotsman, Inc.* 4.625%, 08/15/28	26,009
20,000	7.375%, 10/01/31	20,747
15,000	6.625%, 06/15/29	15,234
		1,611,900
	Information Technology (0.6%)
80,000	Clarivate Science Holdings Corp.* 3.875%, 07/01/28	75,603
23,000	Coherent Corp.* 5.000%, 12/15/29	22,074
21,000	Dell International, LLC / EMC Corp. 6.020%, 06/15/26	21,248
22,000	Dun & Bradstreet Corp.* 5.000%, 12/15/29	21,980
26,000	Fair Isaac Corp.* 4.000%, 06/15/28	25,004
50,000	KBR, Inc.* 4.750%, 09/30/28	47,472
22,000	NCL Corp., Ltd.* 6.750%, 02/01/32	21,497
20,000	8.125%, 01/15/29	20,937
34,000	ON Semiconductor Corp.* 3.875%, 09/01/28	32,201
20,000	Open Text Corp.* 6.900%, 12/01/27	20,572
16,000	Open Text Holdings, Inc.* 4.125%, 12/01/31	14,312

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Global Total Return Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
37,000	Playtika Holding Corp.* 4.250%, 03/15/29	$32,736
60,000	TTM Technologies, Inc.* 4.000%, 03/01/29	55,930
30,000	Twilio, Inc. 3.625%, 03/15/29	28,160
11,000	3.875%, 03/15/31	10,010
42,000	UKG, Inc.* 6.875%, 02/01/31	43,290
65,000	Viavi Solutions, Inc.* 3.750%, 10/01/29	59,613
45,000	Zebra Technologies Corp.* 6.500%, 06/01/32	45,265
50,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.* 3.875%, 02/01/29	46,009
		643,913
	Materials (0.5%)
27,000	ATI, Inc. 5.875%, 12/01/27	26,989
45,000	Avient Corp.* 6.250%, 11/01/31	44,538
20,000	Celanese US Holdings, LLC^ 6.629%, 07/15/32	19,688
37,000	Chemours Company* 8.000%, 01/15/33	33,364
33,000	4.625%, 11/15/29	27,645
65,000	Clearwater Paper Corp.* 4.750%, 08/15/28	60,637
35,000	Cleveland-Cliffs, Inc.*^ 7.000%, 03/15/32	32,996
34,000	JW Aluminum Continuous Cast Company* 10.250%, 04/01/30	33,435
45,000	Knife River Corp.* 7.750%, 05/01/31	47,140
48,000	Mercer International, Inc. 5.125%, 02/01/29	39,473
20,000	12.875%, 10/01/28*	20,466
56,000	Silgan Holdings, Inc. 4.125%, 02/01/28	53,830
45,000	Terex Corp.* 6.250%, 10/15/32	43,111
17,850	Trinseo Luxco Finance SPV Sarl / Trinseo NA Finance SPV, LLC* 7.625%, 05/03/29	10,967
		494,279
	Other (0.4%)
15,466	Claritev Corp.* 6.750%, 03/31/31 0.75% PIK rate	9,822
63,945	EchoStar Corp. 10.750%, 11/30/29	67,653
42,544	6.750%, 11/30/30 6.75% PIK Rate	39,632
PRINCIPAL AMOUNT		VALUE
25,000	Gen Digital, Inc.* 6.750%, 09/30/27	$25,440
23,000	Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings, LLC* 8.250%, 04/15/30	23,036
45,000	New Gold, Inc.* 6.875%, 04/01/32	46,032
40,000	Nissan Motor Acceptance Company, LLC* 7.050%, 09/15/28	40,922
45,000	Olin Corp.* 6.625%, 04/01/33	42,748
20,000	Reinsurance Group of America, Inc.‡ 6.650%, 09/15/55 5 year CMT + 2.39	19,459
45,000	Rfna, LP* 7.875%, 02/15/30	44,252
45,000	Stonepeak Nile Parent, LLC* 7.250%, 03/15/32	45,721
		404,717
	Real Estate (0.0%)
22,000	Forestar Group, Inc.* 6.500%, 03/15/33	21,415
	Special Purpose Acquisition Companies (0.1%)
11,000	Clydesdale Acquisition Holdings, Inc.* 6.750%, 04/15/32	11,264
45,000	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.* 6.750%, 01/15/30^	39,370
23,000	4.625%, 01/15/29	21,364
50,000	W.R. Grace Holding, LLC* 7.375%, 03/01/31	50,297
		122,295
	Utilities (0.2%)
17,000	AES Corp.‡ 7.600%, 01/15/55 5 year CMT + 3.20%	16,853
13,000	6.950%, 07/15/55 5 year CMT + 2.89	12,166
20,000	Dominion Energy, Inc.^‡ 6.625%, 05/15/55 5 year CMT + 2.21%	19,758
45,000	Duke Energy Corp.^‡ 6.450%, 09/01/54 5 year CMT + 2.59%	45,184
35,000	Entergy Corp.‡ 7.125%, 12/01/54 5 year CMT + 2.67%	35,283
35,000	Evergy, Inc.‡ 6.650%, 06/01/55 5 year CMT + 2.56%	34,078
33,000	NiSource, Inc.^‡ 6.950%, 11/30/54 5 year CMT + 2.45%	33,587

See accompanying Notes to Schedule of Investments

www.calamos.com

Global Total Return Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT			VALUE
16,000		PPL Capital Funding, Inc.‡ 7.226%, 03/30/67 3 mo. SOFR + 2.93%	$15,654
20,000		Vistra Corp.*‡ 7.000%, 12/15/26 5 year CMT + 5.74%	20,224
10,000		8.000%, 10/15/26 5 year CMT + 6.93%	10,224
			243,011
		TOTAL CORPORATE BONDS (Cost $13,963,184)	13,269,414
CONVERTIBLE BONDS (22.2%)
		Communication Services (2.9%)
580,000		Liberty Media Corp.-Liberty Formula One 2.250%, 08/15/27	707,420
721,000		Uber Technologies, Inc.^ 0.875%, 12/01/28	946,421
1,000,000		Xiaomi Best Time International, Ltd. 0.000%, 12/17/27	1,426,880
			3,080,721
		Consumer Discretionary (1.5%)
2,224,500	EUR	Accor, SA 0.700%, 12/07/27	1,374,019
165,000		Trip.com Group, Ltd.* 0.750%, 06/15/29	186,658
			1,560,677
		Consumer Staples (1.6%)
925,000		Post Holdings, Inc. 2.500%, 08/15/27	1,088,614
901,000	CAD	Premium Brands Holdings Corp. 4.200%, 09/30/27	630,804
			1,719,418
		Energy (1.0%)
500,000	EUR	Eni S.p.A 2.950%, 09/14/30	578,603
300,000	EUR	Saipem S.p.A 2.875%, 09/11/29	430,828
			1,009,431
		Financials (0.9%)
700,000		Goldman Sachs Finance Corp. International, Ltd. (Tencent Holdings, Ltd.)§ 0.000%, 03/15/27	954,128
		Health Care (0.8%)
410,000		Alnylam Pharmaceuticals, Inc. 1.000%, 09/15/27	470,057
412,000		Halozyme Therapeutics, Inc. 0.250%, 03/01/27	432,044
			902,101
PRINCIPAL AMOUNT		VALUE
	Information Technology (7.4%)
411,000	Cloudflare, Inc. 0.000%, 08/15/26	$419,076
815,000	Guidewire Software, Inc.*^ 1.250%, 11/01/29	901,423
401,000	Nutanix, Inc.*^ 0.500%, 12/15/29	432,872
1,526,000	Snowflake, Inc.* 0.000%, 10/01/29	1,896,818
2,037,000	Spotify USA, Inc. 0.000%, 03/15/26	2,621,232
1,440,000	Xero Investments, Ltd. 1.625%, 06/12/31	1,689,350
		7,960,771
	Materials (0.7%)
626,000	Fortuna Mining Corp.* 3.750%, 06/30/29	770,706
	Other (0.2%)
200,000	China Hongqiao Group, Ltd. 1.500%, 03/26/30	198,866
	Utilities (5.2%)
991,000	Duke Energy Corp. 4.125%, 04/15/26	1,081,716
688,000	NextEra Energy Capital Holdings, Inc.^ 3.000%, 03/01/27	770,808
750,000	PPL Capital Funding, Inc. 2.875%, 03/15/28	856,102
2,601,000	Southern Company*~ 4.500%, 06/15/27	2,891,688
		5,600,314
	TOTAL CONVERTIBLE BONDS (Cost $22,514,962)	23,757,133
BANK LOANS (1.2%)¡
	Airlines (0.1%)
49,500	Air Canada‡ 6.323%, 03/21/31 1 mo. SOFR + 2.00%	49,010
37,480	United Airlines, Inc.‡ 6.275%, 02/22/31 3 mo. SOFR + 2.00%	37,439
		86,449
	Communication Services (0.2%)
11,324	Audacy Capital Corp.‡ 10.436%, 10/01/29 1 mo. SOFR + 6.00%	9,569
1,261	Audacy Capital Corp.‡ 11.436%, 10/02/28 1 mo. SOFR + 7.00%	1,264
24,810	Cincinnati Bell, Inc.‡ 7.072%, 11/22/28 1 mo. SOFR + 2.75%	24,698

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Global Total Return Fund Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
59,217	CSC Holdings, LLC‡ 9.000%, 04/15/27 3 mo. Prime + 1.50%	$57,141
34,738	Gray Television, Inc.‡ 9.574%, 06/04/29 1 mo. SOFR + 5.25%	33,656
54,750	TripAdvisor, Inc.‡ 7.049%, 07/08/31 3 mo. SOFR + 2.75%	53,518
45,000	Virgin Media Bristol, LLC‡ 6.936%, 01/31/28 1 mo. SOFR + 2.50%	44,454
		224,300
	Consumer Discretionary (0.2%)
16,128	American Axle & Manufacturing, Inc.‡ 7.053%, 12/13/29 6 mo. SOFR + 3.00%	15,826
14,983	American Axle & Manufacturing, Inc.‡ 7.321%, 12/13/29 1 mo. SOFR + 3.00%	14,702
13,889	American Axle & Manufacturing, Inc.‡ 7.230%, 12/13/29 3 mo. SOFR + 3.00%	13,628
53,703	Carnival Corp.‡ 6.329%, 08/08/27 1 mo. SOFR + 2.00%	53,837
44,888	Life Time Fitness, Inc.‡ 6.785%, 11/05/31 3 mo. SOFR + 2.50%	44,680
24,813	Peloton Interactive, Inc.‡ 9.813%, 05/23/29 3 mo. SOFR + 5.50%	24,859
49,500	Station Casinos, LLC‡ 6.322%, 03/14/31 1 mo. SOFR + 2.00%	49,213
		216,745
	Consumer Staples (0.3%)
141,021	Amneal Pharmaceuticals, LLC‡ 9.822%, 05/04/28 1 mo. SOFR + 5.50%	141,559
34,825	B&G Foods, Inc.‡ 7.822%, 10/10/29 1 mo. SOFR + 3.50%	33,389
86,000	Bausch Health Companies, Inc.‡ 10.542%, 09/25/30 1 mo. SOFR + 6.25%	81,342
3,582	MPH Acquisition Holdings, LLC‡ 8.030%, 12/31/30 3 mo. SOFR + 3.75%	3,544
51,739	Star Parent, Inc.‡ 8.299%, 09/27/30 3 mo. SOFR + 4.00%	50,154
		309,988
PRINCIPAL AMOUNT		VALUE
	Energy (0.1%)
59,395	Par Petroleum, LLC‡ 8.009%, 02/28/30 3 mo. SOFR + 3.75%	$57,520
	Financials (0.1%)
54,501	Advisor Group, Inc.‡ 7.822%, 08/17/28 1 mo. SOFR + 3.50%	54,362
45,000	Level 3 Financing, Inc.‡ 8.572%, 03/27/32 1 mo. SOFR + 4.25%	44,972
45,000	VFH Parent, LLC‡ 6.822%, 06/21/31 1 mo. SOFR + 2.50%	44,888
		144,222
	Industrials (0.1%)
14,925	EMRLD Borrower, LP‡ 6.799%, 08/04/31 3 mo. SOFR + 2.50%	14,773
44,663	MI Windows & Doors, LLC‡ 7.322%, 03/28/31 1 mo. SOFR + 3.00%	44,056
84,363	TransDigm, Inc.‡ 6.799%, 02/28/31 3 mo. SOFR + 2.50%	83,628
		142,457
	Information Technology (0.1%)
45,616	Boxer Parent Company, Inc.‡ 7.322%, 07/30/31 1 mo. SOFR + 3.00%	44,783
38,654	SS&C Technologies, Inc.‡ 6.322%, 05/09/31 1 mo. SOFR + 2.00%	38,655
		83,438
	TOTAL BANK LOANS (Cost $1,273,628)	1,265,119
NUMBER OF SHARES		VALUE
WARRANTS (0.0%)#
	Communication Services (0.0%)
153	Audacy Capital, LLC 09/30/28, Strike $1.00	—
25	Audacy Capital, LLC 09/30/28, Strike $1.00	—
		—
	Energy (0.0%)
2,607	Mcdermott International, Ltd. 06/30/27, Strike $15.98	1

See accompanying Notes to Schedule of Investments

www.calamos.com

Global Total Return Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF SHARES			VALUE
2,347		Mcdermott International, Ltd. 06/30/27, Strike $12.33	$—
			1
		TOTAL WARRANTS (Cost $1,002)	1
COMMON STOCKS (89.3%)
		Communication Services (11.1%)
9,086		Alphabet, Inc. - Class Aµ	1,442,857
925		Altice USA, Inc. - Class A^#	2,294
87,930		AT&T, Inc.µ	2,435,661
553		Audacy, Inc.#	10,231
1,050		Baidu, Inc. (ADR)^#	92,211
5,200	GBP	Baltic Classifieds Group, PLC	23,586
36,605	INR	Bharti Airtel, Ltd.	803,241
310		Cumulus Media, Inc. - Class A#	72
18,465	EUR	Deutsche Telekom, AGµ	663,217
2,755		Meta Platforms, Inc. - Class Aµ	1,512,495
7,850		Millicom International Cellular, SA	271,139
23,737	ZAR	MTN Group, Ltd.^	157,099
960	KRW	NAVER Corp.	135,077
1,110		Netflix, Inc.µ#	1,256,209
617	EUR	Scout24, SE*	73,532
4,445		Sea, Ltd. (ADR)#	595,852
380		Spotify Technology, SA#	233,312
7,800	HKD	Tencent Holdings, Ltd.µ	477,757
15,060		Tencent Holdings, Ltd. (ADR)	919,564
13,075	GBP	Trustpilot Group, PLC*#	39,208
7,610		Walt Disney Companyµ	692,130
			11,836,744
		Consumer Discretionary (12.0%)
50,300	HKD	Alibaba Group Holding, Ltd.µ	750,980
1,745		Alibaba Group Holding, Ltd. (ADR)	208,405
11,730		Amazon.com, Inc.µ#	2,163,247
16,210	INR	Amber Enterprises India, Ltd.#	1,166,738
83,000	AED	Americana Restaurants International, PLC	51,053
9,604		Aptiv, PLC#	548,004
215		AutoZone, Inc.#	808,959
2,590	SEK	Betsson, AB - Class B	45,297
196	EUR	Brunello Cucinelli S.p.A^	22,128
9,000	CNY	BYD Company, Ltd. - Class A	438,017
5,700	CNY	China Tourism Group Duty Free Corp., Ltd. - Class A	49,755
24,400	GBP	Compass Group, PLC	822,642
146,900	PHP	DigiPlus Interactive Corp.	104,828
630	INR	Dixon Technologies India, Ltd.	122,427
2,300	HKD	DPC Dash, Ltd.#	29,298
NUMBER OF SHARES			VALUE
2,715	INR	Eicher Motors, Ltd.	$178,995
400	JPY	Food & Life Companies, Ltd.	14,802
24,700	CNY	Fuyao Glass Industry Group Company, Ltd. - Class A	197,615
85,000	HKD	Geely Automobile Holdings, Ltd.	178,441
30,340	INR	Indian Hotels Company, Ltd.	282,050
45,700	HKD	JD.com, Inc. - Class A	744,061
48,000	HKD	Jiumaojiu International Holdings, Ltd.*^	15,571
33,500	HKD	Li Ning Company, Ltd.	63,159
2,650	EUR	Lottomatica Group S.p.A	60,404
280	EUR	LVMH Moet Hennessy Louis Vuitton, SEµ	155,100
2,375		MakeMyTrip, Ltd.^#	248,947
548		MercadoLibre, Inc.#	1,277,306
98,400	HKD	MGM China Holdings, Ltd.	127,518
11,570		NIO, Inc. (ADR)^#	46,859
70		Rite Aid Corp.#	70
64,000	HKD	Sands China, Ltd.#	114,621
3,205		Tesla, Inc.µ#	904,323
38,700	JPY	Toyota Motor Corp.µ	739,147
3,250	HKD	Yum China Holdings, Inc.	151,832
640	EUR	Zalando, SE*#	23,370
23,000	HKD	Zhongsheng Group Holdings, Ltd.	34,608
			12,890,577
		Consumer Staples (5.9%)
1,500		Constellation Brands, Inc. - Class A^	281,310
1,035		Costco Wholesale Corp.µ	1,029,307
548	GBP	Cranswick, PLC	37,928
1,515	PLN	Dino Polska, SA*#	212,384
27,530	CNY	Eastroc Beverage Group Company, Ltd. - Class A	1,083,944
23,600	HKD	Giant Biogene Holding Company, Ltd.*	243,831
700	CNY	Kweichow Moutai Company, Ltd. - Class A	149,135
5,900	CHF	Nestle, SAµ	627,981
5,715		Philip Morris International, Inc.µ	979,322
20,332	BRL	Raia Drogasil, SA	71,080
705	KRW	Samyang Foods Company, Ltd.	481,191
26,000	HKD	Smoore International Holdings, Ltd.*^	45,001
11,000		Walmart, Inc.µ	1,069,750
			6,312,164
		Energy (3.4%)
11,650	GBP	BP, PLC	53,793
33,280	CAD	Canadian Natural Resources, Ltd.^	954,995
6,185	CAD	CES Energy Solutions Corp.^	27,278
180		Cheniere Energy Partners, LP	10,580
8,810		Chevron Corp.µ	1,198,689
2,552		Energy Transfer, LP	42,210

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Global Total Return Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF SHARES			VALUE
1,160		Enterprise Products Partners, LP	$34,684
341		EP Energy Corp.#	469
8,880		EQT Corp.^	439,027
11,400		Helmerich & Payne, Inc.^	215,346
46,000	THB	PTT Exploration & Production, PCL	136,251
7,800	EUR	Saipem S.p.A^#	18,018
16,055		TechnipFMC, PLC	452,269
			3,583,609
		Financials (14.1%)
116,000	HKD	AIA Group, Ltd.	869,178
9,970	EUR	Alpha Services and Holdings, SA	24,309
49,400	BRL	B3, SA - Brasil Bolsa Balcao	117,425
1,700	INR	Bajaj Finance, Ltd.	173,040
21,000	EUR	Banco Santander, SA^	147,858
2,520	EUR	Bank of Ireland Group, PLC	29,588
8,315		Bank of New York Mellon Corp.	668,609
101,830	PHP	Bank of the Philippine Islands	255,321
3,995	EUR	BAWAG Group, AG*	437,884
5,400	JPY	Concordia Financial Group, Ltd.	34,927
1,060	CAD	Definity Financial Corp.^	52,908
600	EUR	Deutsche Böerse, AG	193,256
85,640	EUR	Eurobank Ergasias Services and Holdings, SA	243,048
29,304	AED	First Abu Dhabi Bank, PJSC	119,900
1,510		Goldman Sachs Group, Inc.^	826,801
3,485		HDFC Bank, Ltd. (ADR)	253,325
7,300	HKD	Hong Kong Exchanges & Clearing, Ltd.	318,935
42,000		ICICI Bank, Ltd. (ADR)^	1,409,520
38,527		Itau Unibanco Holding, SA (ADR)	243,105
6,465		JPMorgan Chase & Company^	1,581,468
305,570	THB	Krung Thai Bank PCL	199,402
480		Marex Group, PLC	21,288
8,190	KRW	Meritz Financial Group, Inc.	715,484
48,500	HKD	Ping An Insurance Group Company of China, Ltd. - Class H^	290,274
17,300	BRL	Porto Seguro, SA	134,098
9,345	PLN	Powszechna Kasa Oszczednosci Bank Polski, SA	179,666
2,795		Progressive Corp.	787,463
600	JPY	Rakuten Bank, Ltd.^#	25,235
14,600	EUR	Societe Generale, SA	754,207
42,200	JPY	Sumitomo Mitsui Financial Group, Inc.	1,006,774
115	CHF	Swissquote Group Holding, SA^	59,363
19,875	EUR	UniCredit, S.p.A.^	1,156,345
2,165		Visa, Inc. - Class Aµ	748,008
15,015		Wells Fargo & Company^	1,066,215
			15,144,227
NUMBER OF SHARES			VALUE
		Health Care (5.3%)
4,035		AbbVie, Inc.^µ	$787,228
4,490	SEK	Ambea, AB*	54,242
5,325	GBP	AstraZeneca, PLCµ	762,896
665	SEK	BoneSupport Holding, AB*#	21,755
1,250	KRW	Dentium Company, Ltd.	64,160
1,715		Eli Lilly & Companyµ	1,541,699
159,496	MXN	Genomma Lab Internacional, SAB de CV - Class B	186,413
6,000	EUR	Gerresheimer, AG	407,086
1,310		Humana, Inc.	343,534
4,510	BRL	Hypera, SA	19,168
19,829		Novo Nordisk, A/S (ADR)	1,317,637
160	KRW	Samsung Biologics Company, Ltd.*#	118,411
			5,624,229
		Industrials (11.6%)
1,000	JPY	BayCurrent, Inc.	53,884
31	CHF	Belimo Holding, AG	26,339
8,140	CNY	Contemporary Amperex Technology Company, Ltd. - Class A	260,265
1,860		Deere & Company	862,222
117	EUR	DO & CO, AG#	18,689
14,400		Embraer, SA (ADR)^#	661,536
1,080	EUR	Exosens SAS#	42,033
7,345		Flowserve Corp.	332,214
3,305		GE Vernova, Inc.	1,225,560
1,308	KRW	Hanwha Aerospace Company, Ltd.	735,101
670	KRW	HD Hyundai Heavy Industries Company, Ltd.	189,496
6,107	INR	Hindustan Aeronautics, Ltd.	323,275
66,600	JPY	Hitachi, Ltd.	1,646,053
310	KRW	Hyundai Rotem Company, Ltd.	24,434
800	JPY	IHI Corp.^	62,666
1,005	SEK	INVISIO, AB	40,391
1,160	EUR	Iveco Group, NV^	18,532
1,600	JPY	Japan Elevator Service Holdings Company, Ltd.	34,591
998,000	HKD	Lonking Holdings, Ltd.	251,299
8,700	CNY	Ningbo Orient Wires & Cables Company, Ltd. - Class A	60,557
800	EUR	Palfinger, AG	26,075
2,085	CHF	R&S Group Holding, AG^	50,133
417	EUR	Rheinmetall, AG	710,173
96,055	GBP	Rolls-Royce Holdings, PLC	972,314
3,320	EUR	Schneider Electric, SE	775,704
14,700	CNY	Shanghai International Airport Company, Ltd. - Class A	64,914
4,235	EUR	Siemens, AGµ	975,157

See accompanying Notes to Schedule of Investments

www.calamos.com

Global Total Return Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF SHARES			VALUE
8,500	EUR	SPIE, SA	$416,607
2,910	INR	Transformers & Rectifiers India, Ltd.	16,984
310	EUR	Vossloh, AG	24,491
700	EUR	Wacker Neuson, SE	18,824
4,250		Waste Management, Inc.	991,780
23,200	BRL	WEG, SA	182,488
65,000	HKD	Weichai Power Company, Ltd. - Class H	126,808
42,900	CNY	Yutong Bus Company, Ltd. - Class A	158,536
			12,380,125
		Information Technology (22.8%)
310	TWD	Alchip Technologies, Ltd.	20,716
6,185		Apple, Inc.^	1,314,312
2,370		ASML Holding, NVµ	1,583,350
3,230		Broadcom, Inc.^µ	621,678
700		Cellebrite DI, Ltd.#	13,853
4,100	CNY	Iflytek Company, Ltd. - Class A	26,607
4,030		International Business Machines Corp.µ	974,535
3,770	INR	Kaynes Technology India, Ltd.#	256,080
2,500	JPY	Keyence Corp.	1,045,229
254,000	HKD	Kingdee International Software Group Company, Ltd.#	431,999
1,745	AUD	Life360, Inc.*#	24,558
4,010		Marvell Technology, Inc.	234,064
6,170	TWD	MediaTek, Inc.	262,182
5,085		Microsoft Corp.^	2,009,897
620	ILS	Nayax, Ltd.#	26,030
315	EUR	Nemetschek, SE	41,859
1,400	NOK	NORBIT, ASA	19,227
31,980		NVIDIA Corp.^µ	3,483,261
5,565		Oracle Corp.^	783,107
5,675		Palantir Technologies, Inc. - Class Aµ#	672,147
28,000	HKD	Q Technology Group Company, Ltd.#	23,485
130	EUR	Reply S.p.A^	23,209
10,915	KRW	Samsung Electronics Company, Ltd.	425,876
5,506	EUR	SAP, SEµ	1,610,993
985		ServiceNow, Inc.µ#	940,685
3,900	JPY	SHIFT, Inc.#	35,686
4,450		Shopify, Inc. - Class A#	422,750
3,540	KRW	SK Hynix, Inc.	441,697
170,320	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	4,825,941
2,590	AUD	Technology One, Ltd.^	49,993
31,300	BRL	TOTVS, SA	207,484
15,520		Unity Software, Inc.^#	327,006
24,000	CNY	Venustech Group, Inc. - Class A	51,194
9,400	CNY	Will Semiconductor Company, Ltd. Shanghai - Class A	170,742
NUMBER OF SHARES			VALUE
6,735	AUD	WiseTech Global, Ltd.	$382,972
103,600	HKD	Xiaomi Corp. - Class B*#	663,268
			24,447,672
		Materials (2.7%)
38,655	CAD	Alamos Gold, Inc. - Class A	1,105,029
160	EUR	AlzChem Group, AG	20,648
38,990		Cemex, SAB de CV (ADR)	240,568
3,445	EUR	Heidelberg Materials, AG	688,702
1,505		Linde, PLCµ	682,111
5,575	ZAR	Sasol, Ltd.#	19,256
886	EUR	SOL S.p.A	40,452
720	EUR	Titan Cement International, SA	33,424
610	CAD	Torex Gold Resources, Inc.#	19,757
5,250		Vale, SA (ADR)^	48,878
550	EUR	Wienerberger, AG	19,312
			2,918,137
		Real Estate (0.4%)
179,500	PHP	Ayala Land, Inc.	80,524
57,530	AED	Emaar Properties, PJSC	205,569
41,220	HKD	Greentown China Holdings, Ltd.	52,600
3,970	INR	Macrotech Developers, Ltd.*	62,248
4,000	INR	Prestige Estates Projects, Ltd.	64,660
			465,601
		Utilities (0.0%)
2,400	EUR	Italgas S.p.A	19,718
		TOTAL COMMON STOCKS (Cost $105,850,543)	95,622,803
PREFERRED STOCKS (0.0%)
		Communication Services (0.0%)
1,122		Qwest Corp. 6.500%, 09/01/56	19,523
340		Telephone and Data Systems, Inc. 6.625%, 03/31/26	7,082
355		United States Cellular Corp. 6.250%, 09/01/69	8,378
289		5.500%, 03/01/70	6,346
33		5.500%, 06/01/70	732
			42,061
		Consumer Discretionary (0.0%)
305		Guitar Center, Inc.#	4,575
		TOTAL PREFERRED STOCKS (Cost $73,722)	46,636

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Global Total Return Fund Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF SHARES		VALUE
EXCHANGE-TRADED FUNDS (1.1%)
	Other (1.1%)
45,865	Invesco Senior Loan ETF^	$950,323
6,150	iShares MSCI Saudi Arabia ETF^	248,644
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,280,484)	1,198,967
CONVERTIBLE PREFERRED STOCKS (3.1%)
	Industrials (3.1%)
54,190	Boeing Company 6.000%, 10/15/27	3,326,182
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,953,219)	3,326,182
PRINCIPAL AMOUNT		VALUE
U.S. GOVERNMENT AND AGENCY SECURITIES (2.4%)
	Other (2.4%)
1,700,000	U.S. Treasury Note 4.500%, 07/15/26	1,713,813
850,000	4.000%, 06/30/28	860,625
	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $2,563,106)	2,574,438
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED PURCHASED OPTIONS (1.5%)#
	Communication Services (0.1%)
52	Sea, Ltd.
697,060	Call, 06/20/25, Strike $130.00	70,460
	Consumer Discretionary (0.3%)
96	Aptiv, PLC
547,776	Put, 08/15/25, Strike $47.50	20,640
99	Flutter Entertainment, PLC
2,385,801	Call, 01/16/26, Strike $290.00	142,065
3	MercadoLibre, Inc.
699,255	Call, 06/20/25, Strike $2,200.00	70,455
56	Royal Caribbean Cruises, Ltd.
1,203,496	Call, 01/16/26, Strike $260.00	81,480
38	Toyota Motor Corp.
726,636	Put, 08/15/25, Strike $160.00	11,305
		325,945
	Health Care (0.1%)
40	AbbVie, Inc.
780,400	Put, 08/15/25, Strike $165.00	11,100
131	Boston Scientific Corp.
1,347,597	Call, 01/16/26, Strike $110.00	96,285
		107,385
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
		Industrials (0.1%)
230 261,280		Full Truck Alliance Company, Ltd. Call, 06/20/25, Strike $10.00	$39,675
		Information Technology (0.1%)
44		Shopify, Inc.
418,000		Put, 09/19/25, Strike $75.00	23,650
88		Taiwan Semiconductor Manufacturing Company, Ltd.
1,466,872		Call, 06/20/25, Strike $160.00	119,900
			143,550
		Other (0.8%)
99		Anglogold Ashanti, PLC
417,384		Call, 07/18/25, Strike $45.00	21,038
36		EURO STOXX Banks Index
332,712	EUR	Call, 09/19/25, Strike 195.00	13,356
1,144		iShares China Large-Cap ETF
3,873,584		Put, 05/16/25, Strike $30.00	6,864
1,032		iShares MSCI Emerging Markets ETF
4,516,032		Put, 06/20/25, Strike $39.00	19,608
21		iShares MSCI Eurozone ETF
117,012		Put, 05/16/25, Strike $48.00	105
280		SPDR® S&P 500® ETF Trust
15,527,120		Put, 12/19/25, Strike $510.00	533,820
160
8,872,640		Put, 07/18/25, Strike $540.00	246,240
268
14,861,672		Put, 05/16/25, Strike $500.00	28,944
			869,975
		TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $3,054,660)	1,556,990
		TOTAL INVESTMENTS (133.2%) (Cost $153,528,510)	142,617,683
MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-12.1%)			(13,000,000)
LIABILITIES, LESS OTHER ASSETS (-21.1%)			(22,572,968)
NET ASSETS (100.0%)			$107,044,715
EXCHANGE-TRADED WRITTEN OPTIONS (0.0%)#
		Industrials (0.0%)
(73)		Flowserve Corp.
(330,179)		Call, 10/17/25, Strike $65.00	$(4,015)
		Information Technology (0.0%)
(44)		Shopify, Inc.
(418,000)		Call, 07/18/25, Strike $115.00	(16,940)
		TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premium $13,428)	$(20,955)

See accompanying Notes to Schedule of Investments

www.calamos.com

Global Total Return Fund Schedule of Investments April 30, 2025 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	Yuan Renminbi	05/06/25	1,387,526	$191,046	$(63)
					$(63)

NOTES TO SCHEDULE OF INVESTMENTS

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^  Security, or portion of security, is on loan.

‡  Variable rate security. The rate shown is the rate in effect at April 30, 2025.

@  In default status and considered non-income producing.

!!  Restricted security—The Fund may own investment securities that have other legal or contractual limitations.

RESTRICTED SECURITY	ACQUISITION DATE	ACQUISITION COST
Rite Aid Corp.	09/04/2024	$—
	TOTAL	$—

§  Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

~  Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $166,764.

¡  Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.

µ  Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $32,043,683.

#  Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

AED  UAE Dirham

AUD  Australian Dollar

BRL  Brazilian Real

CAD  Canadian Dollar

CHF  Swiss Franc

CNY  Chinese Yuan Renminbi

EUR  European Monetary Unit

GBP  British Pound Sterling

HKD  Hong Kong Dollar

ILS  Israeli Shekel

INR  Indian Rupee

JPY  Japanese Yen

KRW  South Korean Won

MXN  Mexican Peso

NOK  Norwegian Krone

PHP  Philippine Peso

PLN  Polish Zloty

SEK  Swedish Krona

THB  Thai Baht

TWD  New Taiwan Dollar

ZAR  South African Rand

ABBREVIATION

ADR  American Depositary Receipt

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

CURRENCY EXPOSURE
APRIL 30, 2025

	VALUE	% OF TOTAL INVESTMENTS
US Dollar	$95,390,839	66.9%
European Monetary Unit	12,330,758	8.7%
Hong Kong Dollar	6,004,524	4.2%
New Taiwan Dollar	5,108,839	3.6%
Japanese Yen	4,698,994	3.3%
Indian Rupee	3,449,738	2.4%
South Korean Won	3,330,927	2.4%
Canadian Dollar	2,790,771	2.0%
British Pound Sterling	2,712,367	1.9%
Chinese Yuan Renminbi	2,711,281	1.9%
Swiss Franc	763,816	0.5%
Brazilian Real	731,743	0.5%
Australian Dollar	457,523	0.3%
Philippine Peso	440,673	0.3%
Polish Zloty	392,050	0.3%
UAE Dirham	376,522	0.3%
Thai Baht	335,653	0.2%
Mexican Peso	186,413	0.1%
South African Rand	176,355	0.1%
Swedish Krona	161,685	0.1%
Israeli Shekel	26,030	—%
Norwegian Krone	19,227	—%
Total Investments	$142,596,728	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Global Total Return Fund Schedule of Investments April 30, 2025 (Unaudited)

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2025 (see Note 1):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$13,269,414	$—	$13,269,414
Convertible Bonds	—	23,757,133	—	23,757,133
Bank Loans	—	1,265,119	—	1,265,119
Warrants	1	—	—	1
Common Stocks	54,522,647	41,100,156	—	95,622,803
Preferred Stocks	46,636	—	—	46,636
Exchange-Traded Funds	1,198,967	—	—	1,198,967
Convertible Preferred Stocks	3,326,182	—	—	3,326,182
U.S. Government and Agency Securities	—	2,574,438	—	2,574,438
Exchange-Traded Purchased Options	1,556,990	—	—	1,556,990
Total	$60,651,423	$81,966,260	$—	$142,617,683
Liabilities:
Forward Foreign Currency Contracts	$—	$63	$—	$63
Exchange-Traded Written Options	20,955	—	—	20,955
Total	$20,955	$63	$—	$21,018
SECTOR WEIGHTINGS

Information Technology	21.5%
Financials	11.9
Consumer Discretionary	11.5
Industrials	11.3
Communication Services	10.6
Consumer Staples	5.8
Health Care	5.0
Energy	4.1
Utilities	3.8
Materials	2.7
Other	0.8
Real Estate	0.3
Airlines	0.2
Special Purpose Acquisition Companies	0.1

Sector weightings are based on managed assets and may vary over time. Sector Weightings exclude any government/sovereign bonds or options on broad market indexes the Fund may hold.

ASSET ALLOCATION

See accompanying Notes to Schedule of Investments

www.calamos.com

Long/Short Equity & Dynamic Income Trust Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
ASSET BACKED SECURITY (0.0%)
	Other (0.0%)
145,000	SVC ABS, LLC Series 2023-1A, Class C* 6.700%, 02/20/53 (Cost $137,391)	$140,042
CORPORATE BONDS (33.2%)
	Airlines (0.2%)
145,632	Alaska Airlines Pass Through Trust Series 2020-1, Class A*~µ 4.800%, 02/15/29	144,554
35,490	Alaska Airlines Pass Through Trust Series 2020-1, Class B* 8.000%, 02/15/27	35,749
173,600	American Airlines Pass Through Trust Series 2021-1, Class Bµ 3.950%, 01/11/32	162,462
153,021	British Airways Pass Through Trust Series 2021-1, Class B* 3.900%, 03/15/33	144,018
174,211	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	176,631
		663,414
	Communication Services (2.2%)
200,000	Altice Financing, SA*µ 5.750%, 08/15/29	147,266
225,000	APi Group DE, Inc.*µ 4.750%, 10/15/29	212,323
170,000	Bell Telephone Company of Canada or Bell Canada‡ 7.000%, 09/15/55 5 year CMT + 2.36	169,453
162,000	Cincinnati Bell Telephone Company, LLC 6.300%, 12/01/28	152,630
90,000	Clear Channel Outdoor Holdings, Inc.*µ 7.875%, 04/01/30	90,173
85,000	9.000%, 09/15/28	88,165
200,000	Connect Finco SARL / Connect US Finco, LLC*µ 9.000%, 09/15/29	187,164
262,000	Consolidated Communications, Inc.*~ 6.500%, 10/01/28	258,177
400,000	CSC Holdings, LLC* 4.625%, 12/01/30	185,492
350,000	4.500%, 11/15/31	238,493
174,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.*~µ 5.875%, 08/15/27	168,331
290,000	Frontier California, Inc. 6.750%, 05/15/27	288,039
PRINCIPAL AMOUNT		VALUE
48,000	Frontier Communications Holdings, LLC*µ 8.750%, 05/15/30	$50,273
292,000	Frontier Florida, LLC 6.860%, 02/01/28	299,268
280,000	Frontier North, Inc. 6.730%, 02/15/28	285,099
165,000	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*~ 3.500%, 03/01/29	154,145
100,000	Gray Media, Inc.* 5.375%, 11/15/31	59,798
185,000	Hughes Satellite Systems Corp.µ^ 5.250%, 08/01/26	172,548
92,000	iHeartCommunications, Inc.* 10.875%, 05/01/30	38,791
62,300	7.750%, 08/15/30µ	45,048
200,000	LCPR Senior Secured Financing DAC* 6.750%, 10/15/27	164,662
135,000	Lumen Technologies, Inc.µ 7.600%, 09/15/39	99,255
132,750	10.000%, 10/15/32*	132,616
95,000	Match Group Holdings II, LLC*~ 3.625%, 10/01/31	81,556
571,000	Paramount Global~ 6.375%, 03/30/62‡ 5 year CMT + 4.00%	549,536
180,000	4.900%, 08/15/44	135,490
63,000	Qwest Corp.µ 7.250%, 09/15/25	62,845
320,000	Rogers Communications, Inc.‡ 5.250%, 03/15/82*~ 5 year CMT + 3.59%	312,342
285,000	7.125%, 04/15/55 5 year CMT + 2.62	283,877
285,000	7.000%, 04/15/55 5 year CMT + 2.65	286,368
95,000	Scripps Escrow II, Inc.* 3.875%, 01/15/29~µ	73,179
48,000	5.375%, 01/15/31	27,375
100,000	Scripps Escrow, Inc.*^ 5.875%, 07/15/27	79,234
95,000	Sinclair Television Group, Inc.* 8.125%, 02/15/33	94,203
233,000	Sirius XM Radio, LLC* 3.875%, 09/01/31~^	200,007
100,000	5.500%, 07/01/29	97,529
90,000	3.125%, 09/01/26~	87,681
175,000	Spanish Broadcasting System, Inc.* 9.750%, 03/01/26	112,035
115,000	Stagwell Global, LLC*µ 5.625%, 08/15/29	108,690
100,000	Telesat Canada / Telesat, LLC* 4.875%, 06/01/27	54,836

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Long/Short Equity & Dynamic Income Trust Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
145,000	Time Warner Cable, LLC 6.550%, 05/01/37	$143,183
70,000	7.300%, 07/01/38~	72,939
82,000	United States Cellular Corp. 6.700%, 12/15/33	88,829
135,000	Univision Communications, Inc.* 8.000%, 08/15/28~µ	131,431
95,000	8.500%, 07/31/31	89,895
265,000	Vodafone Group, PLC~‡ 7.000%, 04/04/79 U.S. 5yr Swap + 4.87%	272,706
		7,132,975
	Consumer Discretionary (4.0%)
280,000	Adams Homes, Inc.*µ 9.250%, 10/15/28	281,428
250,000	Adient Global Holdings, Ltd.*^ 8.250%, 04/15/31~	247,823
95,000	7.500%, 02/15/33	90,106
740,000	Aptiv Swiss Holdings, Ltd.~‡ 6.875%, 12/15/54 5 year CMT + 3.39%	692,884
167,000	Ashton Woods USA, LLC / Ashton Woods Finance Company* 4.625%, 08/01/29	155,123
217,000	At Home Group, Inc.* 4.875%, 07/15/28	58,518
254,000	Bath & Body Works, Inc. 6.694%, 01/15/27	259,029
145,000	6.875%, 11/01/35~	145,954
35,000	6.625%, 10/01/30*	35,687
200,000	Benteler International AG*~ 10.500%, 05/15/28	204,300
118,000	Caesars Entertainment, Inc.* 4.625%, 10/15/29~	109,321
115,000	6.000%, 10/15/32^	108,498
35,000	7.000%, 02/15/30	35,881
92,000	Carnival Corp.* 7.625%, 03/01/26~	92,130
89,000	4.000%, 08/01/28~µ	85,042
12,000	7.000%, 08/15/29µ	12,532
47,498	Carvana Company*µ 9.000%, 06/01/31	53,596
37,226	9.000%, 06/01/30	39,482
21,136	9.000%, 12/01/28	21,738
750,000	CCO Holdings, LLC / CCO Holdings Capital Corp.* 4.750%, 03/01/30~	709,365
250,000	4.500%, 08/15/30~	232,485
220,000	6.375%, 09/01/29~	222,240
186,000	4.250%, 02/01/31~	168,311
185,000	5.125%, 05/01/27µ	182,534
96,000	4.750%, 02/01/32~	87,113
96,000	Churchill Downs, Inc.* 5.750%, 04/01/30~	93,993
92,000	6.750%, 05/01/31µ	93,053
PRINCIPAL AMOUNT		VALUE
155,000	Dana, Inc. 4.250%, 09/01/30	$142,967
140,000	4.500%, 02/15/32	125,916
88,000	DISH DBS Corp. 5.125%, 06/01/29	55,119
72,000	7.375%, 07/01/28	48,753
186,000	DISH Network Corp.* 11.750%, 11/15/27	195,572
200,000	Empire Resorts, Inc.*µ 7.750%, 11/01/26	190,734
204,000	Everi Holdings, Inc.*µ 5.000%, 07/15/29	205,057
190,000	Ford Motor Company^ 6.100%, 08/19/32	182,362
300,000	Ford Motor Credit Company, LLC~ 4.000%, 11/13/30	267,177
270,000	5.113%, 05/03/29	258,960
235,000	7.200%, 06/10/30	242,318
71,000	Gap, Inc.*~ 3.875%, 10/01/31	61,529
90,000	General Motors Company~ 5.200%, 04/01/45	74,059
690,000	General Motors Financial Company, Inc.‡ 5.700%, 09/30/30~ 5 year CMT + 5.00%	652,036
293,000	6.500%, 09/30/28 3 mo. USD LIBOR + 3.44%	276,299
315,000	goeasy, Ltd.* 9.250%, 12/01/28	330,145
161,000	7.625%, 07/01/29	162,443
272,000	Goodyear Tire & Rubber Company^ 5.625%, 04/30/33	251,635
100,000	5.250%, 07/15/31	93,512
115,000	Group 1 Automotive, Inc.* 6.375%, 01/15/30	116,527
79,000	4.000%, 08/15/28~	75,154
40,423	JetBlue Pass Through Trust Series 2019-2, Class B 8.000%, 11/15/27	40,425
250,000	Kohl's Corp. 5.550%, 07/17/45	119,058
185,000	LCM Investments Holdings II, LLC*~µ 8.250%, 08/01/31	193,874
190,000	Liberty Interactive, LLC 8.250%, 02/01/30	71,142
190,000	Life Time, Inc.* 6.000%, 11/15/31	189,774
90,000	Light & Wonder International, Inc.*~µ 7.500%, 09/01/31	92,541
70,000	Lindblad Expeditions Holdings, Inc.*µ 9.000%, 05/15/28	72,042
123,000	Lindblad Expeditions, LLC*µ 6.750%, 02/15/27	122,723
125,000	M/I Homes, Inc. 3.950%, 02/15/30	113,590

See accompanying Notes to Schedule of Investments

www.calamos.com

Long/Short Equity & Dynamic Income Trust Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
230,000	Macy's Retail Holdings, LLC 6.700%, 07/15/34*	$193,126
135,000	4.300%, 02/15/43	81,092
370,000	MGM Resorts International^ 6.500%, 04/15/32	365,038
242,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.*~ 4.875%, 05/01/29	229,297
190,000	Newell Brands, Inc. 6.875%, 04/01/36^	165,623
95,000	6.625%, 05/15/32	85,318
64,000	5.700%, 04/01/26~	63,242
90,000	Nordstrom, Inc.~ 5.000%, 01/15/44	63,180
170,000	Patrick Industries, Inc.* 4.750%, 05/01/29µ	162,059
95,000	6.375%, 11/01/32	92,445
215,000	PENN Entertainment, Inc.*^ 4.125%, 07/01/29	188,918
265,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.* 5.625%, 09/01/29	155,486
95,000	QVC, Inc. 5.450%, 08/15/34	46,717
90,000	Raising Cane's Restaurants, LLC*~ 9.375%, 05/01/29	95,639
14,928	Rite Aid Cmsr Note 12.000%, 12/31/25	17,167
324,000	Rite Aid Corp. 0.000%, 11/15/26*@!!	—
109,550	15.000%, 08/30/31	19,310
58,927	0.000%, 10/18/25*	—
21,297	11.317%, 08/30/31* 3 mo. SOFR + 7.00%	14,908
20,067	Rite Aid Note Holder Trust Bond 0.000%, 08/30/34	—
190,000	Rivers Enterprise Borrower, LLC / Rivers Enterprise Finance Corp.* 6.625%, 02/01/33	187,927
24,000	Royal Caribbean Cruises, Ltd.* 5.625%, 09/30/31	23,845
23,000	6.250%, 03/15/32	23,367
175,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed*µ 4.625%, 03/01/29	162,843
275,000	Six Flags Entertainment Corp.*~µ 7.250%, 05/15/31	279,120
115,000	Six Flags Entertainment Corp. / Canada's Wonderland Company / Magnum Management Corp.µ 5.250%, 07/15/29	109,805
117,000	Sonic Automotive, Inc.*µ 4.625%, 11/15/29	109,830
PRINCIPAL AMOUNT		VALUE
147,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.*µ 4.875%, 11/01/27	$141,451
190,000	Station Casinos, LLC*~ 4.500%, 02/15/28	183,635
185,000	STL Holding Company, LLC*µ 8.750%, 02/15/29	188,672
45,000	Viking Cruises, Ltd.*µ 9.125%, 07/15/31	48,164
175,000	ZF North America Capital, Inc.*~ 7.125%, 04/14/30	161,665
		13,200,498
	Consumer Staples (0.9%)
100,000	Brink's Company* 6.500%, 06/15/29	102,084
92,000	6.750%, 06/15/32	94,303
218,000	Central Garden & Pet Company* 4.125%, 04/30/31	196,501
213,000	Edgewell Personal Care Company*~ 4.125%, 04/01/29	199,534
263,000	Energizer Holdings, Inc.*µ 4.375%, 03/31/29~	245,737
48,000	6.500%, 12/31/27	48,292
51,000	JBS USA Holding Lux Sarl/ JBS USA Food Company/ JBS Lux Company Sarlµ 5.750%, 04/01/33	52,068
27,000	5.500%, 01/15/30	27,453
655,000	Land O' Lakes, Inc.* 7.000%, 09/18/28	532,482
162,158	MPH Acquisition Holdings, LLC* 6.750%, 03/31/31 0.75% PIK rate	108,946
78,641	5.750%, 12/31/30µ	61,293
68,712	11.500%, 12/31/30µ 6.50% Cash & 5.00% PIK Rate	64,266
191,000	Performance Food Group, Inc.* 4.250%, 08/01/29~µ	180,923
48,000	6.125%, 09/15/32	48,221
140,000	Pilgrim's Pride Corp. 4.250%, 04/15/31	132,714
187,000	Post Holdings, Inc.* 6.250%, 02/15/32~	188,808
139,000	6.375%, 03/01/33	137,876
182,000	Prestige Brands, Inc.*~ 3.750%, 04/01/31	164,579
140,000	RR Donnelley & Sons Company*µ 9.500%, 08/01/29	133,759
155,000	United Natural Foods, Inc.*~µ 6.750%, 10/15/28	152,333
93,000	Walgreens Boots Alliance, Inc. 4.650%, 06/01/46	84,458
		2,956,630

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Long/Short Equity & Dynamic Income Trust Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
	Energy (3.7%)
190,000	Ascent Resources Utica Holdings, LLC / ARU Finance Corp.* 6.625%, 10/15/32	$188,155
140,000	Buckeye Partners, LP 6.750%, 02/01/30*	142,514
135,000	5.850%, 11/15/43	113,501
70,000	6.875%, 07/01/29*	71,374
223,000	Civitas Resources, Inc.* 8.750%, 07/01/31	212,011
135,000	Continental Resources, Inc.µ 4.900%, 06/01/44	104,273
150,000	DT Midstream, Inc.*~ 4.125%, 06/15/29	140,894
820,000	Enbridge, Inc.‡ 5.750%, 07/15/80~ 5 year CMT + 5.31%	790,365
680,000	7.375%, 01/15/83~ 5 year CMT + 3.71%	684,379
430,000	7.200%, 06/27/54µ 5 year CMT + 2.97%	429,445
137,000	7.375%, 03/15/55µ 5 year CMT + 3.12%	138,445
233,000	Encino Acquisition Partners Holdings, LLC* 8.750%, 05/01/31	237,872
435,000	Energy Transfer, LP‡ 6.500%, 11/15/26~ 5 year CMT + 5.69%	433,186
370,000	7.125%, 10/01/54^ 5 year CMT + 2.83%	366,289
345,000	8.000%, 05/15/54 5 year CMT + 4.02%	358,383
125,000	7.555%, 11/01/66~ 3 mo. SOFR + 3.28%	121,238
185,000	Enterprise Products Operating, LLCµ‡ 7.571%, 08/16/77 3 mo. SOFR + 3.25%	181,848
135,000	5.250%, 08/16/77~ 3 mo. SOFR + 3.29%	131,038
310,000	EQT Corp.*µ 7.500%, 06/01/27	315,214
196,000	Genesis Energy, LP / Genesis Energy Finance Corp. 8.875%, 04/15/30~µ	200,318
95,000	8.000%, 05/15/33	92,478
265,000	Gulfport Energy Operating Corp.*µ 6.750%, 09/01/29	261,868
185,000	Howard Midstream Energy Partners, LLC* 7.375%, 07/15/32	189,516
190,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.875%, 12/01/32	184,429
180,000	Matador Resources Company* 6.500%, 04/15/32	173,549
198,000	Nabors Industries, Inc.*~µ 9.125%, 01/31/30	179,792
PRINCIPAL AMOUNT		VALUE
68,000	Nabors Industries, Ltd.*^ 7.500%, 01/15/28	$54,146
140,000	New Fortress Energy, Inc.*µ 6.500%, 09/30/26	115,038
192,000	Oceaneering International, Inc. 6.000%, 02/01/28	183,164
113,000	ONEOK, Inc.*~µ 6.500%, 09/01/30	119,769
285,000	Parkland Corp.* 6.625%, 08/15/32	283,746
181,000	Permian Resources Operating, LLC* 7.000%, 01/15/32	182,497
48,000	6.250%, 02/01/33	47,004
750,000	Plains All American Pipeline, LP‡ 8.695%, 05/31/25 3 mo. SOFR + 4.37%	741,480
660,000	South Bow Canadian Infrastructure Holdings, Ltd.*‡ 7.625%, 03/01/55 5 year CMT + 3.95%	659,551
190,000	7.500%, 03/01/55 5 year CMT + 3.67%	187,046
256,000	Summit Midstream Holdings, LLC*µ 8.625%, 10/31/29	252,321
95,000	Sunoco, LP* 6.250%, 07/01/33	94,959
265,000	TGNR Intermediate Holdings, LLC*~ 5.500%, 10/15/29	243,424
253,600	Transocean, Inc.*µ 8.750%, 02/15/30	248,018
180,000	8.250%, 05/15/29	145,618
45,000	Venture Global Calcasieu Pass, LLC*~ 4.125%, 08/15/31	40,505
45,000	3.875%, 08/15/29	41,309
1,093,000	Venture Global LNG, Inc.* 9.000%, 09/30/29‡ 5 year CMT + 5.44%	939,335
230,000	8.375%, 06/01/31~	221,876
140,000	8.125%, 06/01/28~	139,230
100,000	7.000%, 01/15/30	94,313
90,000	9.875%, 02/01/32~	91,628
90,000	9.500%, 02/01/29~	93,330
182,000	Vital Energy, Inc.*^ 7.875%, 04/15/32	140,895
145,000	VOC Escrow, Ltd.*~ 5.000%, 02/15/28	142,246
283,000	Weatherford International, Ltd.*~µ 8.625%, 04/30/30	280,807
164,000	Wildfire Intermediate Holdings, LLC*µ 7.500%, 10/15/29	150,167
		12,375,796
	Financials (13.4%)
285,000	Acrisure, LLC / Acrisure Finance, Inc.*~µ 8.250%, 02/01/29	292,020

See accompanying Notes to Schedule of Investments

www.calamos.com

Long/Short Equity & Dynamic Income Trust Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
475,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trustµ‡ 6.950%, 03/10/55 5 year CMT + 2.72%	$477,546
330,000	6.500%, 01/31/56 5 year CMT + 2.44	320,529
605,000	Aircastle, Ltd.*‡ 5.250%, 06/15/26 5 year CMT + 4.41%	588,435
190,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer* 7.375%, 10/01/32µ	192,177
190,000	6.500%, 10/01/31	189,953
400,000	Allianz, SE*µ‡ 5.600%, 09/03/54 5 year CMT + 2.77%	389,168
360,000	Allstate Corp.‡ 7.523%, 08/15/53 3 mo. SOFR + 3.20%	357,217
1,171,000	Ally Financial, Inc.‡ 4.700%, 05/15/26 5 year CMT + 3.87%	1,079,006
740,000	4.700%, 05/15/28 7 year CMT + 3.48%	633,003
199,000	AmWINS Group, Inc.*µ 4.875%, 06/30/29	189,792
1,025,000	Ares Finance Company III, LLC*µ‡ 4.125%, 06/30/51 5 year CMT + 3.24%	987,249
195,000	AssuredPartners, Inc.*µ 5.625%, 01/15/29	194,844
764,000	AXIS Specialty Finance, LLCµ‡ 4.900%, 01/15/40 5 year CMT + 3.19%	724,157
185,000	Baldwin Insurance Group Holdings, LLC / Baldwin Insurance Group Holdings Finance* 7.125%, 05/15/31	188,791
675,000	Bank of America Corp.‡ 6.625%, 05/01/30	676,870
646,000	6.125%, 04/27/27~ 5 year CMT + 3.23%	645,683
895,000	Bank of New York Mellon Corp.µ‡ 4.700%, 09/20/25 5 year CMT + 4.36%	890,847
150,000	Beacon Funding Trust*µ 6.266%, 08/15/54	146,141
190,000	Blackstone Mortgage Trust, Inc.*µ 7.750%, 12/01/29	197,824
200,000	Boost Newco Borrower LLC*~ 7.500%, 01/15/31	211,224
675,000	BP Capital Markets, PLCµ‡ 4.375%, 06/22/25 5 year CMT + 4.04%	672,273
480,000	4.875%, 03/22/30 5 year CMT + 4.40%	456,974
PRINCIPAL AMOUNT		VALUE
92,000	Brandywine Operating Partnership, LP 8.875%, 04/12/29	$96,747
142,000	Bread Financial Holdings, Inc.*‡ 8.375%, 06/15/35 5 year CMT + 4.30	133,209
330,000	BroadStreet Partners, Inc.*~µ 5.875%, 04/15/29	319,084
188,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC* 4.500%, 04/01/27	182,499
200,000	Burford Capital Global Financial, LLC* 6.875%, 04/15/30	199,894
1,213,000	Capital One Financial Corp.~‡ 3.950%, 09/01/26 5 year CMT + 3.16%	1,158,233
675,000	Charles Schwab Corp.~‡ 5.375%, 06/01/25 5 year CMT + 4.97%	674,197
338,000	4.000%, 12/01/30 10 year CMT + 3.08%	295,284
170,000	4.000%, 06/01/26 5 year CMT + 3.17%	164,677
956,000	Citigroup, Inc.‡ 3.875%, 02/18/26 5 year CMT + 3.42%	930,838
350,000	7.625%, 11/15/28 5 year CMT + 3.21%	359,909
345,000	7.200%, 05/15/29 5 year CMT + 2.91%	343,855
330,000	6.950%, 02/15/30 5 year CMT + 2.73	324,888
290,000	4.000%, 12/10/25 5 year CMT + 3.60%	284,133
830,000	Citizens Financial Group, Inc.‡ 4.000%, 10/06/26 5 year CMT + 3.22%	780,607
365,000	5.650%, 10/06/25 5 year CMT + 5.31%	362,317
830,000	Comerica, Inc.‡ 5.625%, 07/01/25 5 year CMT + 5.29%	825,892
510,000	Corebridge Financial, Inc.µ‡ 6.375%, 09/15/54 5 year CMT + 2.65%	491,579
365,000	6.875%, 12/15/52 5 year CMT + 3.85%	369,563
125,000	Credit Acceptance Corp.* 9.250%, 12/15/28~	132,416
85,000	6.625%, 03/15/30	83,758
180,000	Cushman & Wakefield U.S. Borrower, LLC*^ 8.875%, 09/01/31	192,715
500,000	Depository Trust & Clearing Corp.*µ‡ 3.375%, 06/20/26 5 year CMT + 2.61%	481,760

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Long/Short Equity & Dynamic Income Trust Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
650,000	Discover Financial Services‡ 5.500%, 10/30/27 3 mo. SOFR + 3.34%	$621,777
480,000	6.125%, 06/23/25 5 year CMT + 5.78%	480,086
765,000	Enstar Finance, LLC~µ‡ 5.500%, 01/15/42 5 year CMT + 4.01%	734,721
265,000	Enstar Group, Ltd.*µ‡ 7.500%, 04/01/45 5 year CMT + 3.19	266,312
1,295,000	Fifth Third Bancorp‡ 4.500%, 09/30/25 5 year CMT + 4.22%	1,283,759
160,000	First Citizens BancShares, Inc.‡ 8.533%, 01/04/27 3 mo. SOFR + 4.23%	162,971
210,000	GGAM Finance, Ltd.* 8.000%, 02/15/27	215,544
95,000	5.875%, 03/15/30	94,623
283,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	266,872
715,000	Goldman Sachs Group, Inc.‡ 7.186%, 08/10/25 5 year CMT + 2.85%	712,526
337,000	4.125%, 11/10/26 5 year CMT + 2.95%	322,839
180,000	7.500%, 05/10/29 5 year CMT + 2.81%	184,286
95,000	HAT Holdings I, LLC / HAT Holdings II, LLC*~ 8.000%, 06/15/27	97,791
276,000	HUB International, Ltd.*~ 5.625%, 12/01/29	270,665
137,000	7.375%, 01/31/32µ	141,222
765,000	Huntington Bancshares, Inc.‡ 4.450%, 10/15/27~ 7 year CMT + 4.05%	730,468
395,000	5.625%, 07/15/30 10 year CMT + 4.95%	389,703
144,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.~ 4.375%, 02/01/29	120,113
285,000	Iron Mountain, Inc.* 5.250%, 03/15/28	280,725
235,000	Jefferies Finance, LLC / JFIN Co-Issuer Corp.* 5.000%, 08/15/28~µ	218,806
200,000	6.625%, 10/15/31	196,310
1,300,000	JPMorgan Chase & Company~‡ 3.650%, 06/01/26 5 year CMT + 2.85%	1,264,679
680,000	KeyCorp~‡ 5.000%, 09/15/26 3 mo. SOFR + 3.87%	659,974
PRINCIPAL AMOUNT		VALUE
195,000	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.* 4.750%, 06/15/29~	$187,062
116,000	7.000%, 07/15/31	119,935
165,000	LD Holdings Group, LLC*µ 8.750%, 11/01/27	150,746
136,580	Level 3 Financing, Inc.*µ 10.000%, 10/15/32	136,734
90,000	3.875%, 10/15/30	71,207
1,099,000	Liberty Mutual Group, Inc.*~‡ 4.125%, 12/15/51 5 year CMT + 3.32%	1,038,489
200,000	M&T Bank Corp.‡ 7.304%, 08/01/25 5 year CMT + 3.17%	198,450
200,000	5.125%, 11/01/26~ 3 mo. SOFR + 3.78%	194,156
185,000	Macquarie Airfinance Holdings, Ltd.*~ 8.125%, 03/30/29	193,786
577,000	Markel Group, Inc.~‡ 6.000%, 06/01/25 5 year CMT + 5.66%	575,621
538,000	MetLife, Inc.µ 6.400%, 12/15/66	532,851
125,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP*~ 4.500%, 09/30/28	117,931
95,000	Newmark Group, Inc. 7.500%, 01/12/29	99,457
250,000	Northern Trust Corp.µ‡ 4.600%, 10/01/26 3 mo. SOFR + 3.46%	245,395
130,000	OneMain Finance Corp. 3.875%, 09/15/28~	120,413
90,000	7.500%, 05/15/31	91,432
180,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer*µ 7.000%, 02/01/30	180,094
938,000	PartnerRe Finance B, LLC~‡ 4.500%, 10/01/50 5 year CMT + 3.82%	858,992
735,000	PNC Financial Services Group, Inc.‡ 3.400%, 09/15/26µ 5 year CMT + 2.60%	689,959
360,000	6.200%, 09/15/27µ 5 year CMT + 3.24%	360,770
165,000	6.000%, 05/15/27~ 5 year CMT + 3.00%	164,048
238,000	Provident Funding Associates, LP / PFG Finance Corp.*µ 9.750%, 09/15/29	244,831
785,000	QBE Insurance Group, Ltd.*µ‡ 5.875%, 05/12/25 5 year CMT + 5.51%	784,819

See accompanying Notes to Schedule of Investments

www.calamos.com

Long/Short Equity & Dynamic Income Trust Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
185,000	RHP Hotel Properties, LP / RHP Finance Corp.* 6.500%, 04/01/32	$184,734
183,000	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*~ 3.875%, 03/01/31	165,756
85,000	3.625%, 03/01/29	79,288
140,000	Saks Global Enterprises, LLC* 11.000%, 12/15/29	84,990
150,000	Service Properties Trustµ 8.375%, 06/15/29	146,375
190,000	Starwood Property Trust, Inc.* 6.000%, 04/15/30	188,465
95,000	6.500%, 07/01/30	95,846
340,000	State Street Corp.‡ 6.700%, 09/15/29 5 year CMT + 2.63%	342,074
230,000	StoneX Group, Inc.* 7.875%, 03/01/31	239,872
190,000	TrueNoord Capital DAC*µ 8.750%, 03/01/30	194,302
685,000	Truist Financial Corp.~‡ 4.950%, 09/01/25 5 year CMT + 4.61%	681,822
530,000	6.669%, 09/01/25 5 year CMT + 3.00%	521,939
256,000	5.100%, 03/01/30 10 year CMT + 4.35%	246,098
655,000	U.S. Bancorp~‡ 5.300%, 04/15/27 3 mo. SOFR + 3.18%	638,723
221,000	United Wholesale Mortgage, LLC*~ 5.500%, 04/15/29	214,516
90,000	5.750%, 06/15/27	88,920
113,000	Uniti Group, LP / Uniti Group Finance 2019, Inc. / CSL Capital, LLC* 10.500%, 02/15/28µ	120,073
90,000	6.500%, 02/15/29~	82,384
175,000	US Bancorpµ‡ 3.700%, 01/15/27 5 year CMT + 2.54%	164,120
92,000	VFH Parent, LLC / Valor Co-Issuer, Inc.* 7.500%, 06/15/31	94,604
210,000	VZ Secured Financing, BV*~ 5.000%, 01/15/32	183,357
1,215,000	Wells Fargo & Company‡ 7.625%, 09/15/28~ 5 year CMT + 3.61%	1,284,850
1,213,000	3.900%, 03/15/26 5 year CMT + 3.45%	1,191,348
190,000	XHR, LP* 6.625%, 05/15/30	187,547
		44,385,730
PRINCIPAL AMOUNT		VALUE
	Health Care (1.0%)
95,000	Acadia Healthcare Company, Inc.* 7.375%, 03/15/33	$95,276
377,000	CHS/Community Health Systems, Inc.* 6.125%, 04/01/30~	256,654
137,000	10.875%, 01/15/32~µ	141,610
108,000	6.875%, 04/15/29µ	79,206
24,000	5.250%, 05/15/30µ	20,509
222,000	DaVita, Inc.* 3.750%, 02/15/31~	195,278
197,000	4.625%, 06/01/30~	183,354
182,000	6.875%, 09/01/32	184,009
144,000	Embecta Corp.* 5.000%, 02/15/30~	129,734
48,000	6.750%, 02/15/30µ	46,596
100,000	Encompass Health Corp.~ 4.750%, 02/01/30	97,443
100,000	4.500%, 02/01/28	98,592
200,000	Jazz Securities DAC*~ 4.375%, 01/15/29	190,070
233,000	Medline Borrower, LP*~ 5.250%, 10/01/29µ	221,576
230,000	3.875%, 04/01/29	214,746
24,000	Medline Borrower, LP / Medline Co-Issuer, Inc.* 6.250%, 04/01/29	24,224
350,000	Organon & Company / Organon Foreign Debt Co-Issuer, BV*^ 5.125%, 04/30/31	293,927
470,000	Tenet Healthcare Corp. 6.875%, 11/15/31	483,005
230,000	Teva Pharmaceutical Finance Netherlands III, BV^ 5.125%, 05/09/29	223,861
		3,179,670
	Industrials (2.2%)
185,000	Aar Escrow Issuer, LLC* 6.750%, 03/15/29	189,525
220,000	ACCO Brands Corp.*~ 4.250%, 03/15/29	191,332
810,000	Air Lease Corp.‡ 4.650%, 06/15/26 5 year CMT + 4.08%	785,603
485,000	4.125%, 12/15/26 5 year CMT + 3.15%	446,462
315,000	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC* 4.625%, 01/15/27	311,944
145,000	5.875%, 02/15/28	145,271
108,000	Arcosa, Inc.* 4.375%, 04/15/29µ	101,439
95,000	6.875%, 08/15/32	96,850

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Long/Short Equity & Dynamic Income Trust Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
766,825	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	$20,160
90,000	Bombardier, Inc.* 8.750%, 11/15/30~	96,621
70,000	7.000%, 06/01/32^	70,873
56,000	7.250%, 07/01/31	57,475
35,000	7.875%, 04/15/27µ	35,099
191,000	BWX Technologies, Inc.* 4.125%, 04/15/29	181,586
185,000	Cascades, Inc. / Cascades USA, Inc.* 5.375%, 01/15/28	180,562
48,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*~µ 4.750%, 10/20/28	47,635
245,000	Deluxe Corp.*µ 8.000%, 06/01/29	225,919
50,000	8.125%, 09/15/29	50,089
182,000	EMRLD Borrower, LP / Emerald Co-Issuer, Inc.*~µ 6.625%, 12/15/30	184,928
90,000	EnerSys* 6.625%, 01/15/32	91,995
85,000	4.375%, 12/15/27	82,486
72,000	EquipmentShare.com, Inc.* 8.000%, 03/15/33^	71,140
70,000	8.625%, 05/15/32	71,375
118,000	Graham Packaging Company, Inc.*~ 7.125%, 08/15/28	115,426
88,000	Graphic Packaging International, LLC* 3.500%, 03/01/29	81,927
203,000	Great Lakes Dredge & Dock Corp.*µ 5.250%, 06/01/29	185,400
443,000	H&E Equipment Services, Inc.*~µ 3.875%, 12/15/28	441,848
92,000	Herc Holdings, Inc.* 6.625%, 06/15/29	90,952
139,000	JELD-WEN, Inc.* 7.000%, 09/01/32^	122,335
50,000	4.875%, 12/15/27µ	46,193
305,000	Ken Garff Automotive, LLC*µ 4.875%, 09/15/28	294,563
107,000	Moog, Inc.*~ 4.250%, 12/15/27	103,418
172,000	Novelis Corp.*~ 4.750%, 01/30/30	160,077
190,000	Quikrete Holdings, Inc.* 6.375%, 03/01/32	191,429
48,000	Sealed Air Corp.* 5.000%, 04/15/29	46,824
45,000	6.500%, 07/15/32^	45,844
144,000	Sealed Air Corp./Sealed Air Corp. U.S.* 6.125%, 02/01/28~	145,198
50,000	7.250%, 02/15/31	52,081
98,000	Sensata Technologies, Inc.*~ 3.750%, 02/15/31	85,724
PRINCIPAL AMOUNT		VALUE
50,000	Standard Building Solutions, Inc.* 6.500%, 08/15/32	$50,691
195,000	Stanley Black & Decker, Inc.‡ 6.707%, 03/15/60 5 year CMT + 2.66%	187,627
195,000	TransDigm, Inc.* 6.875%, 12/15/30~	201,176
140,000	6.750%, 08/15/28~	142,919
70,000	7.125%, 12/01/31~	72,856
44,000	6.625%, 03/01/32	45,144
56,452	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	53,941
106,000	Wabash National Corp.*µ 4.500%, 10/15/28	89,252
188,000	Waste Pro USA, Inc.* 7.000%, 02/01/33	192,514
107,000	Williams Scotsman, Inc.* 4.625%, 08/15/28~µ	103,072
90,000	7.375%, 10/01/31~	93,360
75,000	6.625%, 06/15/29µ	76,169
		7,254,329
	Information Technology (0.7%)
112,000	Coherent Corp.*~ 5.000%, 12/15/29	107,491
96,000	Dun & Bradstreet Corp.*µ 5.000%, 12/15/29	95,911
56,000	Fair Isaac Corp.*~ 4.000%, 06/15/28	53,855
210,000	KBR, Inc.*µ 4.750%, 09/30/28	199,380
95,000	NCL Corp., Ltd.* 6.750%, 02/01/32	92,827
93,000	8.125%, 01/15/29~	97,358
143,000	ON Semiconductor Corp.*~ 3.875%, 09/01/28	135,435
90,000	Open Text Corp.*~ 6.900%, 12/01/27	92,576
72,000	Open Text Holdings, Inc.*~ 4.125%, 12/01/31	64,402
161,000	Playtika Holding Corp.*~µ 4.250%, 03/15/29	142,445
265,000	TTM Technologies, Inc.*~ 4.000%, 03/01/29	247,022
130,000	Twilio, Inc.~ 3.625%, 03/15/29	122,028
47,000	3.875%, 03/15/31	42,769
69,000	UKG, Inc.*~µ 6.875%, 02/01/31	71,120
255,000	Viavi Solutions, Inc.* 3.750%, 10/01/29	233,866
185,000	Zebra Technologies Corp.* 6.500%, 06/01/32	186,090

See accompanying Notes to Schedule of Investments

www.calamos.com

Long/Short Equity & Dynamic Income Trust Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
220,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.*~ 3.875%, 02/01/29	$202,440
		2,187,015
	Materials (0.7%)
90,000	ATI, Inc.µ 5.875%, 12/01/27	89,963
190,000	Avient Corp.* 6.250%, 11/01/31	188,051
95,000	Celanese US Holdings, LLC^ 6.629%, 07/15/32	93,517
160,000	Chemours Company* 8.000%, 01/15/33	144,278
140,000	4.625%, 11/15/29	117,284
300,000	Clearwater Paper Corp.*µ 4.750%, 08/15/28	279,861
140,000	Cleveland-Cliffs, Inc.*^ 7.000%, 03/15/32	131,984
250,000	Constellium, SE* 6.375%, 08/15/32	246,297
143,000	JW Aluminum Continuous Cast Company*µ 10.250%, 04/01/30	140,623
185,000	Knife River Corp.* 7.750%, 05/01/31	193,798
199,000	Mercer International, Inc.µ 5.125%, 02/01/29~	163,648
90,000	12.875%, 10/01/28*	92,098
200,000	OCI, NV* 6.700%, 03/16/33	218,476
80,000	Silgan Holdings, Inc.~ 4.125%, 02/01/28	76,899
190,000	Terex Corp.* 6.250%, 10/15/32	182,026
81,600	Trinseo Luxco Finance SPV Sarl / Trinseo NA Finance SPV, LLC* 7.625%, 05/03/29	50,134
		2,408,937
	Other (0.8%)
250,000	1261229 BC, Ltd.*µ 10.000%, 04/15/32	245,300
200,000	Alumina Pty, Ltd.* 6.375%, 09/15/32	195,354
73,467	Claritev Corp.* 6.750%, 03/31/31 0.75% PIK rate	46,657
276,080	EchoStar Corp.µ 10.750%, 11/30/29	292,090
182,801	6.750%, 11/30/30 6.75% PIK Rate	170,290
340,000	Everest Reinsurance Holdings, Inc.µ‡ 6.970%, 05/01/67 3 mo. SOFR + 2.65%	323,551
90,000	Gen Digital, Inc.*µ 6.750%, 09/30/27	91,583
PRINCIPAL AMOUNT		VALUE
92,000	Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings, LLC* 8.250%, 04/15/30	$92,143
190,000	New Gold, Inc.* 6.875%, 04/01/32	194,359
175,000	Nissan Motor Acceptance Company, LLC* 7.050%, 09/15/28	179,035
190,000	Olin Corp.* 6.625%, 04/01/33	180,490
430,000	Reinsurance Group of America, Inc.µ‡ 6.650%, 09/15/55 5 year CMT + 2.39	418,360
190,000	Rfna, LP*µ 7.875%, 02/15/30	186,842
190,000	Stonepeak Nile Parent, LLC* 7.250%, 03/15/32	193,044
		2,809,098
	Real Estate (0.0%)
95,000	Forestar Group, Inc.* 6.500%, 03/15/33	92,475
	Special Purpose Acquisition Companies (0.1%)
46,000	Clydesdale Acquisition Holdings, Inc.* 6.750%, 04/15/32	47,103
185,000	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.*~ 6.750%, 01/15/30µ	161,853
96,000	4.625%, 01/15/29	89,169
		298,125
	Utilities (3.3%)
412,000	AES Corp.‡ 7.600%, 01/15/55 5 year CMT + 3.20%	408,428
70,000	6.950%, 07/15/55 5 year CMT + 2.89	65,507
520,000	Algonquin Power & Utilities Corp.‡ 4.750%, 01/18/82 5 year CMT + 3.25%	488,889
200,000	American Electric Power Company, Inc.‡ 3.875%, 02/15/62 5 year CMT + 2.68%	188,744
170,000	7.050%, 12/15/54^ 5 year CMT + 2.75%	172,443
170,000	6.950%, 12/15/54 5 year CMT + 2.68%	171,950
175,000	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)‡ 6.850%, 02/15/55 5 year CMT + 2.95%	175,154
120,000	7.000%, 02/15/55 5 year CMT + 3.25%	122,765

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Long/Short Equity & Dynamic Income Trust Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
470,000	CMS Energy Corp.~‡ 4.750%, 06/01/50 5 year CMT + 4.12%	$441,715
440,000	Dominion Energy, Inc.‡ 6.625%, 05/15/55µ 5 year CMT + 2.21%	434,672
338,000	6.875%, 02/01/55µ^ 5 year CMT + 2.39%	348,397
287,000	4.350%, 01/15/27~ 5 year CMT + 3.20%	279,311
865,000	Duke Energy Corp.µ‡ 6.450%, 09/01/54 5 year CMT + 2.59%	868,529
273,000	3.250%, 01/15/82~ 5 year CMT + 2.32%	257,057
480,000	Emera, Inc.~‡ 6.750%, 06/15/76 3 mo. USD LIBOR + 5.44%	481,872
585,000	Entergy Corp.µ‡ 7.125%, 12/01/54 5 year CMT + 2.67%	589,733
480,000	Evergy, Inc.µ‡ 6.650%, 06/01/55 5 year CMT + 2.56%	467,357
567,000	National Rural Utilities Cooperative Finance Corp.µ‡ 7.125%, 09/15/53 5 year CMT + 3.53%	584,486
325,000	5.250%, 04/20/46^ 3 mo. USD LIBOR + 3.63%	320,193
345,000	NextEra Energy Capital Holdings, Inc.µ‡ 6.700%, 09/01/54 5 year CMT + 2.36%	349,747
344,000	3.800%, 03/15/82~ 5 year CMT + 2.55%	323,522
340,000	6.750%, 06/15/54 5 year CMT + 2.46%	344,787
484,000	NiSource, Inc.‡ 6.950%, 11/30/54 5 year CMT + 2.45%	492,610
314,000	PPL Capital Funding, Inc.µ‡ 7.226%, 03/30/67 3 mo. SOFR + 2.93%	307,211
490,000	Sempra‡ 4.875%, 10/15/25~ 5 year CMT + 4.55%	485,188
170,000	6.400%, 10/01/54µ 5 year CMT + 2.63%	156,290
928,000	Southern Company~‡ 4.000%, 01/15/51 5 year CMT + 3.73%	916,836
160,000	3.750%, 09/15/51 5 year CMT + 2.92%	155,038
225,000	Vistra Corp.*‡ 7.000%, 12/15/26 5 year CMT + 5.74%	227,525
PRINCIPAL AMOUNT		VALUE
185,000	8.000%, 10/15/26 5 year CMT + 6.93%	$189,146
		10,815,102
	TOTAL CORPORATE BONDS (Cost $112,845,648)	109,759,794
BANK LOANS (3.9%)¡
	Airlines (0.1%)
123,750	Air Canada‡ 6.323%, 03/21/31 1 mo. SOFR + 2.00%	122,526
112,159	United Airlines, Inc.‡ 6.275%, 02/22/31 3 mo. SOFR + 2.00%	112,036
		234,562
	Communication Services (0.5%)
286,710	APi Group DE, Inc.‡ 6.072%, 01/03/29 1 mo. SOFR + 1.75%	286,642
74,791	Audacy Capital Corp.‡ 10.436%, 10/01/29 1 mo. SOFR + 6.00%	63,198
8,328	Audacy Capital Corp.‡ 11.436%, 10/02/28 1 mo. SOFR + 7.00%	8,349
89,316	Cincinnati Bell, Inc.‡ 7.072%, 11/22/28 1 mo. SOFR + 2.75%	88,914
110,330	Clear Channel Outdoor Holdings, Inc.‡ 8.436%, 08/23/28 1 mo. SOFR + 4.00%	107,324
166,740	CSC Holdings, LLC‡ 9.000%, 04/15/27 3 mo. Prime + 1.50%	160,893
75,000	Directv Financing, LLC! 0.000%, 08/02/29	72,778
43,402	Directv Financing, LLC‡ 9.541%, 08/02/27 3 mo. SOFR + 5.00%	43,458
133,988	Gray Television, Inc.‡ 9.574%, 06/04/29 1 mo. SOFR + 5.25%	129,818
45,000	Gray Television, Inc.! 0.000%, 06/04/29	43,600
100,000	Sinclair Television Group, Inc.‡ 7.736%, 12/31/29 1 mo. SOFR + 3.30%	79,031
180,000	Telesat Canada‡ 7.325%, 12/07/26 3 mo. SOFR + 2.75%	99,844
228,962	TripAdvisor, Inc.‡ 7.049%, 07/08/31 3 mo. SOFR + 2.75%	223,811

See accompanying Notes to Schedule of Investments

www.calamos.com

Long/Short Equity & Dynamic Income Trust Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
200,000	Virgin Media Bristol, LLC‡ 6.936%, 01/31/28 1 mo. SOFR + 2.50%	$197,573
		1,605,233
	Consumer Discretionary (0.7%)
65,948	American Axle & Manufacturing, Inc.‡ 7.053%, 12/13/29 6 mo. SOFR + 3.00%	64,711
61,262	American Axle & Manufacturing, Inc.‡ 7.321%, 12/13/29 1 mo. SOFR + 3.00%	60,114
56,790	American Axle & Manufacturing, Inc.‡ 7.230%, 12/13/29 3 mo. SOFR + 3.00%	55,726
111,636	Caesars Entertainment, Inc.‡ 6.563%, 02/06/30 3 mo. SOFR + 2.25%	110,353
162,466	Carnival Corp.‡ 6.329%, 10/18/28 1 mo. SOFR + 2.00%	162,314
98,853	Carnival Corp.‡ 6.329%, 08/08/27 1 mo. SOFR + 2.00%	99,101
114,713	Chinos Intermediate Holdings A, Inc.‡ 10.280%, 09/26/31 3 mo. SOFR + 6.00%	109,216
145,000	Clarios Global, LP‡ 7.072%, 01/28/32 1 mo. SOFR + 2.75%	142,402
189,525	Life Time Fitness, Inc.‡ 6.785%, 11/05/31 3 mo. SOFR + 2.50%	188,648
195,525	Light & Wonder International, Inc.‡ 6.570%, 04/14/29 1 mo. SOFR + 2.25%	195,607
79,400	Peloton Interactive, Inc.‡ 9.813%, 05/23/29 3 mo. SOFR + 5.50%	79,549
308,643	PetSmart, Inc.‡ 8.172%, 02/11/28 1 mo. SOFR + 3.75%	305,106
141,788	Staples, Inc.‡ 10.041%, 09/04/29 3 mo. SOFR + 5.75%	122,764
178,200	Station Casinos, LLC‡ 6.322%, 03/14/31 1 mo. SOFR + 2.00%	177,167
121,199	TKC Holdings, Inc.‡ 9.323%, 05/15/28 1 mo. SOFR + 5.00%	119,987
182,586	Windsor Holdings III, LLC‡ 7.073%, 08/01/30 1 mo. SOFR + 2.75%	180,760
		2,173,525
PRINCIPAL AMOUNT		VALUE
	Consumer Staples (0.6%)
625,433	Amneal Pharmaceuticals, LLC‡ 9.822%, 05/04/28 1 mo. SOFR + 5.50%	$627,819
139,300	B&G Foods, Inc.‡ 7.822%, 10/10/29 1 mo. SOFR + 3.50%	133,554
118,000	Bausch Health Companies, Inc.‡ 10.542%, 10/08/30 1 mo. SOFR + 6.25%	111,609
178,652	Fiesta Purchaser, Inc.‡ 7.572%, 02/12/31 1 mo. SOFR + 3.25%	177,405
17,017	MPH Acquisition Holdings, LLC‡ 8.030%, 12/31/30 3 mo. SOFR + 3.75%	16,838
185,000	Opal Bidco SAS! 0.000%, 03/31/32	183,729
298,548	Organon & Company‡ 6.570%, 05/19/31 1 mo. SOFR + 2.25%	286,607
232,899	Star Parent, Inc.‡ 8.299%, 09/27/30 3 mo. SOFR + 4.00%	225,767
113,850	United Natural Foods, Inc.‡ 9.072%, 05/01/31 1 mo. SOFR + 4.75%	114,419
185,000	Veritiv Corp.‡ 8.299%, 11/30/30 3 mo. SOFR + 4.00%	183,801
		2,061,548
	Energy (0.2%)
170,639	ChampionX Corp.‡ 7.172%, 06/07/29 1 mo. SOFR + 2.75%	171,002
144,000	New Fortress Energy, Inc.‡ 9.795%, 10/30/28 3 mo. SOFR + 5.50%	104,670
279,970	Par Petroleum, LLC‡ 8.009%, 02/28/30 3 mo. SOFR + 3.75%	271,133
		546,805
	Financials (0.5%)
242,744	Advisor Group, Inc.‡ 7.822%, 08/17/28 1 mo. SOFR + 3.50%	242,125
133,320	Amynta Agency Borrower, Inc.‡ 7.322%, 12/29/31 1 mo. SOFR + 3.00%	132,306
222,750	AssuredPartners, Inc.‡ 7.822%, 02/14/31 1 mo. SOFR + 3.50%	223,017
99,002	Broadstreet Partners, Inc.‡ 7.322%, 06/13/31 1 mo. SOFR + 3.00%	98,660

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Long/Short Equity & Dynamic Income Trust Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
239,400	Dragon Buyer, Inc.‡ 7.299%, 09/30/31 3 mo. SOFR + 3.00%	$238,323
178,206	HUB International, Ltd.‡ 6.770%, 06/20/30 3 mo. SOFR + 2.50%	177,268
138,250	Iron Mountain, Inc.‡ 6.322%, 01/31/31 1 mo. SOFR + 2.00%	137,835
140,353	Jazz Financing Lux Sarl‡ 6.572%, 05/05/28 1 mo. SOFR + 2.25%	140,052
185,000	Level 3 Financing, Inc.‡ 8.572%, 03/27/32 1 mo. SOFR + 4.25%	184,884
185,000	VFH Parent, LLC‡ 6.822%, 06/21/31 1 mo. SOFR + 2.50%	184,538
		1,759,008
	Health Care (0.1%)
298,500	DaVita, Inc.‡ 6.322%, 05/09/31 1 mo. SOFR + 2.00%	297,270
207,059	Padagis, LLC‡ 9.271%, 07/06/28 3 mo. SOFR + 4.75%	193,988
		491,258
	Industrials (0.5%)
180,456	ACProducts, Inc.‡ 8.811%, 05/17/28 3 mo. SOFR + 4.25%	122,761
107,250	American Airlines, Inc.‡ 6.520%, 04/20/28 3 mo. SOFR + 2.25%	105,215
185,000	ECO Material Tech, Inc.‡ 7.467%, 02/12/32 6 mo. SOFR + 3.25%	183,613
69,650	EMRLD Borrower, LP‡ 6.799%, 08/04/31 3 mo. SOFR + 2.50%	68,939
183,613	MI Windows & Doors, LLC‡ 7.322%, 03/28/31 1 mo. SOFR + 3.00%	181,119
185,000	Quikrete Holdings, Inc.‡ 6.572%, 02/10/32 1 mo. SOFR + 2.25%	181,604
376,703	TransDigm, Inc.‡ 6.799%, 02/28/31 3 mo. SOFR + 2.50%	373,424
297,008	Vertiv Group Corp.‡ 6.069%, 03/02/27 1 mo. SOFR + 1.75%	296,327
		1,513,002
PRINCIPAL AMOUNT		VALUE
	Information Technology (0.4%)
240,576	Boxer Parent Company, Inc.‡ 7.322%, 07/30/31 1 mo. SOFR + 3.00%	$236,188
222,600	Camelot U.S. Acquisition, LLC‡ 7.072%, 01/31/31 1 mo. SOFR + 2.75%	220,096
171,549	Dun & Bradstreet Corp.‡ 6.570%, 01/18/29 1 mo. SOFR + 2.25%	171,227
149,896	II-VI, Inc.‡ 6.322%, 07/02/29 1 mo. SOFR + 2.00%	148,522
20,000	Qxo, Inc.! 0.000%, 04/23/32	20,004
95,000	Rocket Software, Inc.! 0.000%, 11/28/28	94,485
164,524	SS&C Technologies, Inc.‡ 6.322%, 05/09/31 1 mo. SOFR + 2.00%	164,528
99,250	UKG, Inc.‡ 7.320%, 02/10/31 1 mo. SOFR + 3.00%	99,025
		1,154,075
	Materials (0.2%)
297,732	Axalta Coating Systems U.S. Holdings, Inc.‡ 6.049%, 12/20/29 3 mo. SOFR + 1.75%	298,073
297,119	Ineos U.S. Finance, LLC‡ 7.572%, 02/18/30 1 mo. SOFR + 3.25%	278,846
132,477	Trinseo Materials Operating SCA‡ 7.075%, 05/03/28 3 mo. SOFR + 2.50%	56,779
185,905	W.R. Grace & Company-Conn.‡ 7.549%, 09/22/28 3 mo. SOFR + 3.25%	182,962
		816,660
	Other (0.0%)
95,000	Windstream Services, LLC‡ 9.172%, 10/01/31 1 mo. SOFR + 4.75%	94,644
	Special Purpose Acquisition Companies (0.1%)
81,333	Clydesdale Acquisition Holdings, Inc.‡ 7.497%, 04/13/29 1 mo. SOFR + 3.18%	80,871
43,650	Fertitta Entertainment, LLC‡ 7.822%, 01/27/29 1 mo. SOFR + 3.50%	42,627
175,500	Patagonia Holdco, LLC‡ 10.052%, 08/01/29 3 mo. SOFR + 5.75%	149,961
		273,459
	TOTAL BANK LOANS (Cost $13,031,698)	12,723,779

See accompanying Notes to Schedule of Investments

www.calamos.com

Long/Short Equity & Dynamic Income Trust Schedule of Investments April 30, 2025 (Unaudited)

PRINCIPAL AMOUNT		VALUE
U.S. GOVERNMENT AND AGENCY SECURITIES (0.4%)
	Other (0.4%)
500,000	CoBank ACBµ‡ 7.250%, 07/01/29 5 year CMT + 2.88%	$505,129
250,000	7.125%, 01/01/30 5 year CMT + 2.82%	254,136
500,000	Farm Credit Bank of Texasµ‡ 7.750%, 06/15/29 5 year CMT + 3.29%	517,922
	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $1,250,775)	1,277,187
NUMBER OF SHARES		VALUE
PREFERRED STOCKS (1.9%)
	Communication Services (0.6%)
18,155	AT&T, Inc.µ 4.750%, 05/30/25	346,035
5,425	5.350%, 11/01/66	123,093
41,572	Qwest Corp.µ 6.500%, 09/01/56	723,353
16,781	Telephone & Data Systems, Inc.µ 6.000%, 09/30/26	311,623
1,523	Telephone and Data Systems, Inc.µ 6.625%, 03/31/26	31,724
15,378	United States Cellular Corp.µ 5.500%, 03/01/70	337,701
8,265	6.250%, 09/01/69	195,054
1,418	5.500%, 06/01/70	31,451
		2,100,034
	Consumer Discretionary (0.1%)
5,800	Ford Motor Companyµ 6.200%, 06/01/59	121,742
5,136	6.500%, 08/15/62	112,324
3,615	Guitar Center, Inc.#	54,225
3,120	QVC Group, Inc.µ^ 8.000%, 03/15/31	85,051
9,600	QVC, Inc.µ 6.250%, 11/26/68	85,440
		458,782
	Financials (0.7%)
12,587	Affiliated Managers Group, Inc.µ 6.750%, 03/30/64	298,186
3,100	Affiliated Managers Group, Inc.µ 5.875%, 03/30/59	64,449
15,560	Annaly Capital Management, Inc.~µ‡ 9.521%, 05/30/25 3 mo. SOFR + 5.25%	392,112
NUMBER OF SHARES		VALUE
10,576	Arch Capital Group, Ltd. Series Gµ 4.550%, 06/11/26	$179,686
5,295	Capital One Financial Corp.µ 4.800%, 06/01/25	96,157
25,150	CNO Financial Group, Inc.µ 5.125%, 11/25/60	434,592
7,393	Cullen/Frost Bankers, Inc.µ 4.450%, 12/15/25	124,128
8,134	First Citizens BancShares, Inc. 5.625%, 01/04/27	181,307
3,050	KeyCorpµ 5.625%, 06/15/25	64,965
1,600	Northern Trust Corp.µ 4.700%, 07/01/25	31,552
14,526	Selective Insurance Group, Inc.µ 4.600%, 12/15/25	248,976
6,480	W R Berkley Corp.µ 5.100%, 12/30/59	125,712
		2,241,822
	Industrials (0.1%)
12,312	WESCO International, Inc.µ‡ 10.625%, 06/22/25 5 year CMT + 10.33%	313,094
	Real Estate (0.3%)
20,567	Brookfield Property Partners, LPµ 5.750%, 05/30/25	260,378
10,775	6.375%, 05/30/25	155,268
3,651	EPR Propertiesµ 5.750%, 05/30/25	73,312
10,091	Global Net Lease, Inc.µ 7.500%, 05/30/25	232,194
4,771	6.875%, 05/30/25	102,720
4,681	Kimco Realty Corp. Series M, Class Aµ 5.250%, 05/30/25	96,803
		920,675
	Utilities (0.1%)
14,975	Brookfield Renewable Partners, LP^ 5.250%, 05/25/25	254,126
6,700	DTE Energy Companyµ 5.250%, 12/01/77	141,839
		395,965
	TOTAL PREFERRED STOCKS (Cost $7,665,714)	6,430,372
COMMON STOCKS (73.9%)
	Communication Services (7.8%)
83,500	Alphabet, Inc. - Class Aµ	13,259,800
3,935	Altice USA, Inc. - Class A#	9,759
3,316	Audacy, Inc.#	61,346

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Long/Short Equity & Dynamic Income Trust Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF SHARES			VALUE
1,322		Cumulus Media, Inc. - Class Aµ#	$308
239,500		Pinterest, Inc. - Class Aµ#	6,064,140
55,000		Reddit, Inc.- Class A#	6,411,350
			25,806,703
		Consumer Discretionary (4.3%)
47,500		Amazon.com, Inc.µ#	8,759,950
22,500		Marriott International, Inc. - Class Aµ	5,368,050
294		Rite Aid Corp.#	294
			14,128,294
		Consumer Staples (1.9%)
34,000		Constellation Brands, Inc. - Class Aµ	6,376,360
		Energy (0.1%)
800		Cheniere Energy Partners, LP	47,024
11,058		Energy Transfer, LP~	182,899
3,970		Enterprise Products Partners, LP~	118,703
			348,626
		Financials (4.3%)
69,000		Morgan Stanleyµ	7,963,980
90,500		Wells Fargo & Companyµ	6,426,405
			14,390,385
		Health Care (7.4%)
28,000		IQVIA Holdings, Inc.µ#	4,341,960
20,500		UnitedHealth Group, Inc.µ	8,434,520
113,000		Zimmer Biomet Holdings, Inc.~	11,644,650
			24,421,130
		Industrials (25.5%)
73,500		3M Companyµ	10,209,885
314,000	GBP	BAE Systems, PLCµ	7,279,348
99,500		Boeing Companyµ#	18,232,380
66,500		Booz Allen Hamilton Holding Corp.µ	7,981,330
17,200		CACI International, Inc. - Class Aµ#	7,875,364
123,500		Canadian Pacific Kansas City, Ltd.~	8,950,045
214,000	EUR	Deutsche Lufthansa, AGµ	1,537,728
57,000		L3Harris Technologies, Inc.µ	12,541,140
32,000		Union Pacific Corp.µ	6,901,120
39,000		United Airlines Holdings, Inc.µ#	2,683,980
			84,192,320
		Information Technology (22.6%)
104,000		BILL Holdings, Inc.µ#	4,739,280
36,000		Celestica, Inc.#	3,072,600
27,500		Datadog, Inc. - Class Aµ#	2,809,400
39,000		Fabrinetµ#	7,997,340
187,000		Flex, Ltd.µ#	6,421,580
36,500		Microsoft Corp.~^	14,426,990
30,500		MKS Instruments, Inc.µ	2,139,270
NUMBER OF SHARES		VALUE
95,500	NVIDIA Corp.µ	$10,401,860
61,500	Oracle Corp.µ	8,654,280
3,900	ServiceNow, Inc.µ#	3,724,539
62,000	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)~	10,334,780
		74,721,919
	TOTAL COMMON STOCKS (Cost $256,360,378)	244,385,737
EXCHANGE-TRADED FUND (4.9%)
	Other (4.9%)
300,000	SPDR S&P Regional Banking ETF^ (Cost $15,858,091)	16,239,000
WARRANTS (0.0%)#
	Communication Services (0.0%)
586	Audacy Capital, LLC 09/30/28, Strike $1.00	—
97	Audacy Capital, LLC 09/30/28, Strike $1.00	—
	TOTAL WARRANTS (Cost $—)	—
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED PURCHASED OPTIONS (2.6%)#
	Communication Services (0.1%)
835	Alphabet, Inc.
13,259,800	Put, 05/02/25, Strike $150.00	17,117
2,395	Pinterest, Inc.
6,064,140	Put, 05/16/25, Strike $24.00	349,670
550	Reddit, Inc.
6,411,350	Put, 05/02/25, Strike $100.00	103,125
		469,912
	Consumer Discretionary (0.0%)
320	Amazon.com, Inc.
5,901,440	Call, 05/02/25, Strike $195.00	62,880
	Consumer Staples (0.0%)
820	Sysco Corp.
5,854,800	Call, 05/16/25, Strike $75.00	22,550
	Financials (0.1%)
465	Wells Fargo & Company
3,301,965	Call, 05/02/25, Strike $66.00	231,338
	Industrials (0.3%)
735	3M Company
10,209,885	Put, 05/16/25, Strike $130.00	63,578
375	Boeing Company
6,871,500	Put, 05/02/25, Strike $170.00	4,125
1,235	Canadian Pacific Kansas City, Ltd.
8,950,045	Put, 05/16/25, Strike $70.00	132,762

See accompanying Notes to Schedule of Investments

www.calamos.com

Long/Short Equity & Dynamic Income Trust Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
9,250 5,867,252	EUR	Deutsche Lufthansa, AG Call, 03/20/26, Strike 6.00	$833,070
3,700	EUR
2,346,901		Call, 06/20/25, Strike 7.00	20,958
570		L3Harris Technologies, Inc.
12,541,140		Put, 05/16/25, Strike $210.00	84,075
			1,138,568
		Information Technology (0.3%)
520		Bill Holdings, Inc.
2,369,640		Put, 05/09/25, Strike $43.00	146,900
775		Celestica, Inc.
6,614,625		Call, 05/16/25, Strike $100.00	63,937
245		Microsoft Corp.
9,683,870		Put, 05/09/25, Strike $372.50	88,812
125		SAP, SE
3,652,375		Put, 05/16/25, Strike $250.00	4,063
620		Taiwan Semiconductor
10,334,780		Manufacturing Company, Ltd. Call, 05/16/25, Strike $160.00	606,050
			909,762
		Other (1.8%)
1,530		SPDR® S&P 500® ETF Trust
84,844,620		Call, 05/16/25, Strike $540.00	3,408,075
875
48,522,250		Put, 05/02/25, Strike $540.00	62,125
1,700
94,271,800		Put, 05/02/25, Strike $560.00	1,110,100
820		VanEck Semiconductor ETF
17,324,960		Call, 05/23/25, Strike $200.00	1,281,250
			5,861,550
		TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $8,081,062)	8,696,560
		TOTAL INVESTMENTS (120.8%) (Cost $415,230,757)	399,652,471
LIABILITIES, LESS OTHER ASSETS (-20.8%)			(68,899,208)
NET ASSETS (100.0%)			$330,753,263
NUMBER OF SHARES			VALUE
COMMON STOCKS SOLD SHORT (-4.0%)#
		Industrials (-1.2%)
(30,000)		RTX Corp.	(3,783,900)
		Information Technology (-2.8%)
(29,000)		Apple, Inc.	(6,162,500)
(17,000)		Palo Alto Networks, Inc.	(3,177,810)
			(9,340,310)
		TOTAL COMMON STOCKS SOLD SHORT (Proceeds $12,478,581)	(13,124,210)
NUMBER OF SHARES			VALUE
EXCHANGE-TRADED FUNDS SOLD SHORT (-31.6%) #
		Other (-31.6%)
(157,500)		SPDR® S&P 500® ETF Trust	$(87,340,050)
(82,000)		VanEck Semiconductor ETF	(17,324,960)
			(104,665,010)
		TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $90,362,793)	(104,665,010)
		TOTAL SECURITIES SOLD SHORT (Proceeds $102,841,374)	(117,789,220)
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
EXCHANGE-TRADED WRITTEN OPTIONS (-1.6%)#
		Communication Services (-0.1%)
(835)		Alphabet, Inc.
(13,259,800)		Call, 06/20/25, Strike $180.00	(91,432)
(1,100)		Reddit, Inc.
(12,822,700)		Put, 07/18/25, Strike $60.00	(108,900)
			(200,332)
		Consumer Discretionary (0.0%)
(320)		Amazon.com, Inc.
(5,901,440)		Put, 06/20/25, Strike $160.00	(95,200)
		Consumer Staples (0.0%)
(315)		Walmart, Inc.
(3,063,375)		Call, 05/09/25, Strike $99.00	(24,885)
		Financials (-0.1%)
(905)		Wells Fargo & Company
(6,426,405)		Call, 06/20/25, Strike $75.00	(143,443)
(1,207)
(8,570,907)		Put, 06/20/25, Strike $62.50	(111,647)
			(255,090)
		Health Care (0.0%)
(160)		UnitedHealth Group, Inc.
(6,583,040)		Put, 05/16/25, Strike $390.00	(67,600)
		Industrials (-0.3%)
(735)		3M Company
(10,209,885)		Call, 06/20/25, Strike $155.00	(66,885)
(735)
(10,209,885)		Put, 06/20/25, Strike $115.00	(47,408)
(375)		Boeing Company
(6,871,500)		Call, 05/02/25, Strike $170.00	(500,625)
(1,235)		Canadian Pacific Kansas City, Ltd.
(8,950,045)		Put, 06/20/25, Strike $62.50	(61,750)
(3,700	) EUR	Deutsche Lufthansa, AG
(2,346,901)		Put, 06/20/25, Strike 6.20	(157,183)
(570)		L3Harris Technologies, Inc.
(12,541,140)		Put, 06/20/25, Strike $190.00	(65,550)
			(899,401)

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Long/Short Equity & Dynamic Income Trust Schedule of Investments April 30, 2025 (Unaudited)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
	Information Technology (-0.3%)
(350)	Bill Holdings, Inc.
(1,594,950)	Call, 05/02/25, Strike $46.50	$(37,625)
(390)	Celestica, Inc.
(3,328,650)	Call, 06/20/25, Strike $120.00	(27,300)
(365)	Microsoft Corp.
(14,426,990)	Call, 07/18/25, Strike $430.00	(242,725)
(188)	SAP, SE
(5,493,172)	Call, 06/20/25, Strike $290.00	(230,300)
(1,035)	Taiwan Semiconductor Manufacturing Company, Ltd.
(17,252,415)	Call, 06/20/25, Strike $180.00	(442,462)
		(980,412)
	Other (-0.8%)
(3,000)	SPDR S&P Regional Banking ETF
(16,239,000)	Call, 05/02/25, Strike $54.50	(259,500)
(875)	SPDR® S&P 500® ETF Trust
(48,522,250)	Call, 05/02/25, Strike $565.00	(123,813)
(875)
(48,522,250)	Put, 05/02/25, Strike $520.00	(5,250)
(1,700)
(94,271,800)	Call, 07/18/25, Strike $590.00	(1,205,300)
(2,015)
(111,739,810)	Put, 08/15/25, Strike $470.00	(1,120,340)
		(2,714,203)
	TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premium $5,661,884)	$(5,237,123)

NOTES TO SCHEDULE OF INVESTMENTS

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

µ  Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $220,301,222.

~  Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options and securities sold short. The aggregate value of such securities is $80,401,516.

‡  Variable rate security. The rate shown is the rate in effect at April 30, 2025.

^  Security, or portion of security, is on loan.

@  In default status and considered non-income producing.

!!  Restricted security—The Fund may own investment securities that have other legal or contractual limitations.

RESTRICTED SECURITY	ACQUISITION DATE	ACQUISITION COST
Rite Aid Corp.	09/04/2024	$—
	TOTAL	$—

¡  Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.

!  This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

#  Non-income producing security.

ABBREVIATION

ADR  American Depositary Receipt

FOREIGN CURRENCY ABBREVIATION

EUR  European Monetary Unit

GBP  British Pound Sterling

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

www.calamos.com

Long/Short Equity & Dynamic Income Trust Schedule of Investments April 30, 2025 (Unaudited)

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2025 (see Note 1):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Asset Backed Security	$—	$140,042	$—	$140,042
Corporate Bonds	—	109,759,794	—	109,759,794
Bank Loans	—	12,723,779	—	12,723,779
U.S. Government and Agency Securities	—	1,277,187	—	1,277,187
Preferred Stocks	6,430,372	—	—	6,430,372
Common Stocks	235,568,661	8,817,076	—	244,385,737
Exchange-Traded Fund	16,239,000	—	—	16,239,000
Warrants	—	—	—	—
Exchange-Traded Purchased Options	8,696,560	—	—	8,696,560
Total	$266,934,593	$132,717,878	$—	$399,652,471
Liabilities:
Common Stocks Sold Short	$13,124,210	$—	$—	$13,124,210
Exchange-Traded Funds Sold Short	104,665,010	—	—	104,665,010
Exchange-Traded Written Options	5,237,123	—	—	5,237,123
Total	$123,026,343	$—	$—	$123,026,343

SECTOR WEIGHTINGS

Industrials	20.9%
Information Technology	17.5
Financials	14.0
Communication Services	8.2
Consumer Discretionary	6.7
Health Care	6.2
Energy	2.9
Consumer Staples	2.5
Utilities	2.5
Materials	0.7
Real Estate	0.2
Airlines	0.2
Special Purpose Acquisition Companies	0.1

Sector Weightings are based on managed assets and may vary over time. Sector Weightings exclude any government/sovereign bonds or options on broad market indexes the Fund may hold.

ASSET ALLOCATION

Fund asset allocations are based on total investments and may vary over time.

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Convertible Opportunities and Income Fund ("CHI"), Calamos Convertible and High Income Fund ("CHY"), Calamos Strategic Total Return Fund ("CSQ"), Calamos Dynamic Convertible and Income Fund ("CCD"), Calamos Global Dynamic Income Fund ("CHW"), Calamos Global Total Return Fund ("CGO"), and Calamos Long/Short Equity & Dynamic Income Trust ("CPZ") (each a "Fund", and collectively, the "Funds") were each organized as Delaware statutory trusts and are each registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a diversified, closed-end management investment company.

Significant Accounting Policies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP), and the Funds are each considered an investment company under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The Funds adhere to the accounting and reporting requirements set forth by the Financial Accounting Standards Board in Accounting Standards Codification (ASC) Topic 946: Financial Services—Investment Companies. Under U.S. GAAP, management is required to make certain estimates and assumptions at the date of the financial statements and actual results may differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Adoption of New Accounting Standards. In November 2023, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2023-07, Segment Reporting (Topic 280). The ASU applies to all public entities that are required to report segment information in accordance with Accounting Standards Codification Topic 280 (ASC 280). ASU 2023-07 improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant operating segment expenses. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expense, has operating results that are regularly reviewed by the chief operating decision maker, and for which discrete financial information is available. The Funds have adopted ASU 2023-07 as of April 30, 2025, with no material impact on the Funds' financial statements. As defined under ASU No. 2023-07 the chief operating decision maker ("CODM") consists of the members of Calamos Advisors' Investment Committee and Senior Executive Team. Each Fund operates as a single reportable segment, which reflects how the CODM monitors and manages the operating results of each Fund. The financial information used by the CODM to assess the segment's performance and to allocate resources, including total return, expense ratios, changes in net assets from operations and portfolio composition, is consistent with that presented within the Funds' financial statements and financial highlights.

Fund Valuation. Each Board of Trustees ("Board" or "Trustees"), including a majority of the Trustees who are not "interested persons" of each Fund, have designated Calamos Advisors LLC ("Calamos Advisors", or the "Advisor") to perform fair valuation determinations related to all Funds' investments under the oversight of the Board. As "valuation designee" Calamos Advisors has adopted policies and procedures to guide the determination of the net asset value ("NAV") on any day on which each Fund's NAV is determined. The valuation of each Fund's investments is in accordance with these procedures.

Funds' securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time the Fund determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board of Trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Each security trading on these

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Notes to Financial Statements (Unaudited)

exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board of Trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time each Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which each Fund's NAV is not calculated.

If the Advisor's pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee.

The Funds also may use fair value pricing, pursuant to policies and procedures adopted by Calamos Advisors, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before a Fund's pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by Calamos Advisors, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by each Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that each Fund could purchase or sell a portfolio security at the price used to calculate each Fund's NAV.

Various inputs are used to determine the value of each Fund's investments. These inputs are categorized into three broad levels as follows:

•  Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•  Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•  Level 3 – Prices reflect unobservable market inputs (including each Fund's own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of each Fund's investments. The summary of the inputs used in valuing each Fund's holdings are available after each Fund's Schedule of Investments.

Investment Transactions. Investment transactions are recorded on a trade date basis as of April 30, 2025. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from disposition of foreign currency, the difference in the foreign exchange rates between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the ex-date or accrual date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes (due to the

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at period end.

Allocation of Expenses Among Funds. Expenses directly attributable to each respective Fund are charged to the Fund; certain other common expenses of Calamos Advisors Trust, Calamos Investment Trust, Calamos Convertible Opportunities and Income Fund, Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Global Total Return Fund, Calamos Global Dynamic Income Fund, Calamos Dynamic Convertible and Income Fund, Calamos Long/Short Equity & Dynamic Income Trust, Calamos Antetokounmpo Sustainable Equities Trust, and Calamos ETF Trust are allocated proportionately among each fund to which the expenses relate in relation to the net assets of each fund or on another reasonable basis.

Income Taxes. No provision has been made for U.S. income taxes because each Funds' policy is to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, and distribute to shareholders substantially all of the respective Funds' taxable income and net realized gains.

Dividends and distributions paid to common shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these "book and tax" differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. These differences are primarily due to differing treatments for foreign currency transactions, contingent payment debt instruments and methods of amortizing and accreting for fixed income securities. The financial statements are not adjusted for temporary differences.

Distributions to holders of Mandatory Redeemable Preferred Shares ("MRPS") as described in Note 8 are accrued on a daily basis and are treated as an operating expense due to the fixed term of the obligation. The distributions are shown on the Statement of Operations as Interest expense and amortization of offering costs on MRPS. For tax purposes, the distributions made to the holders of the MRPS are treated as dividends.

The Funds recognized no liability for uncertain tax positions. A reconciliation is not provided as the beginning and ending amounts of unrecognized benefits are zero, with no interim additions, reductions or settlements. Tax years 2022 – 2024 remain subject to examination by the U.S. and the State of Illinois tax jurisdictions.

Indemnifications. Under the Funds' organizational documents, each Fund is obligated to indemnify its officers and trustees against certain liabilities incurred by them by reason of having been an officer or trustee of the Fund. In addition, in the normal course of business, a Fund may enter into contracts that provide general indemnifications to other parties. A Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a Fund that have not yet occurred. Currently, the Funds' management expects the risk of material loss in connection to a potential claim to be remote.

Note 2 – Investment Adviser and Transactions With Affiliates Or Certain Other Parties

Pursuant to an investment advisory agreement with Calamos Advisors, each Fund pays an annual fee, payable monthly based on the average weekly managed assets of the Fund, as shown below:

FUND	ANNUAL RATE
Convertible Opportunities and Income Fund	0.80%
Convertible and High Income Fund	0.80%
Strategic Total Return Fund	1.00%
Dynamic Convertible and Income Fund	1.00%
Global Dynamic Income Fund	1.00%
Global Total Return Fund	1.00%
Long/Short Equity & Dynamic Income Trust	1.35%

Each Fund reimburses Calamos Advisors for a portion of compensation paid to each Trust's Chief Compliance Officer. This compensation is reported as part of the "Trustees' fees and officer compensation" expense on the Funds' Statements of Operations.

The Funds have adopted a deferred compensation plan (the "Plan"). Under the Plan, a trustee who is not an "interested person" (as defined in the 1940 Act) and has elected to participate in the Plan (a "participating trustee") may defer receipt

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Notes to Financial Statements (Unaudited)

of all or a portion of his compensation from the Trust. The deferred compensation payable to the participating trustee is credited to the trustee's deferral account as of the business day such compensation would have been paid to the participating trustee. The value of amounts deferred for a participating trustee is determined by reference to the change in value of Class I shares of one or more funds of the Calamos Investment Trust designated by the participant. The value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares.

At April 30, 2025, the Funds had deferred compensation balances, which are included in "Other assets" on the Statements of Assets and Liabilities, as follows:

FUND	AMOUNT
Convertible Opportunities and Income Fund	$220,217
Convertible and High Income Fund	190,052
Strategic Total Return Fund	269,040
Dynamic Convertible and Income Fund	0
Global Dynamic Income Fund	102,227
Global Total Return Fund	64,962
Long/Short Equity & Dynamic Income Trust	0

Each Fund's obligation to make payments under the Plan is a general obligation of the Fund and is included in "Payable for deferred compensation to trustees" on the Statements of Assets and Liabilities at April 30, 2025.

Note 3 – Investments

The cost of purchases and proceeds from sales of long-term investments, excluding investments sold short, for the period ended April 30, 2025 are shown in the table below. Furthermore, the cost of purchases to cover short sales and the proceeds of short sales were $735,047,253 and $615,686,664 for Long/Short Equity & Dynamic Income Fund, respectively.

	COST OF PURCHASES		PROCEEDS FROM SALES
FUND	U.S. GOV'T SECURITIES	OTHER	U.S. GOV'T SECURITIES	OTHER
Convertible Opportunities and Income Fund	$—	$379,897,018	$—	$440,464,209
Convertible and High Income Fund	—	410,112,736	—	476,354,806
Strategic Total Return Fund	77,416	606,538,511	—	703,989,505
Dynamic Convertible and Income Fund	—	281,216,622	—	335,160,868
Global Dynamic Income Fund	10,052,047	423,933,440	—	557,356,662
Global Total Return Fund	2,563,281	105,191,481	—	129,698,593
Long/Short Equity & Dynamic Income Trust	250,000	459,100,330	—	486,578,032

Note 4 – Income Taxes

The cost basis of investments for federal income tax purposes at April 30, 2025 was as follows*:

FUND	COST BASIS OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Convertible Opportunities and Income Fund	$1,131,276,497	$37,318,104	$(83,456,700)	$(46,138,596)
Convertible and High Income Fund	1,225,027,957	39,954,325	(90,669,052)	(50,714,727)
Strategic Total Return Fund	2,869,956,334	1,128,357,187	(184,585,491)	943,771,696
Dynamic Convertible and Income Fund	752,126,808	31,057,510	(60,227,949)	(29,170,439)
Global Dynamic Income Fund	678,568,984	23,939,659	(115,757,033)	(91,817,374)
Global Total Return Fund	153,515,082	6,758,839	(17,677,193)	(10,918,354)
Long/Short Equity & Dynamic Income Trust	306,727,499	16,015,049	(46,116,420)	(30,101,371)

*  Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent annual report.

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

Each Fund intends to make monthly distributions from its income available for distribution, which consists of each Fund's dividends and interest income after payment of Fund expenses, and net realized gains on investments. At least annually, each Fund intends to distribute all or substantially all of its net realized capital gains, if any. Distributions are recorded on the ex-dividend date. Each Fund distinguishes between distributions on a tax basis and a financial reporting basis. U.S. GAAP requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in-capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. Distributions in any year may include a return of capital component.

The tax character of distributions for the period ended April 30, 2025 will be determined at the end of each Fund's current fiscal year. Distributions during the fiscal period ended October 31, 2024 were characterized for federal income tax purposes as follows:

	YEAR ENDED OCTOBER 31, 2024
FUND	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL
Convertible Opportunities and Income Fund	$31,007,658	$21,122,266	$38,135,660
Convertible and High Income Fund	33,292,859	19,697,006	44,052,948
Strategic Total Return Fund	55,262,635	154,035,131	—
Dynamic Convertible and Income Fund	15,354,273	29,524,508	20,818,282
Global Dynamic Income Fund	40,678,745	—	—
Global Total Return Fund	9,967,658	—	—
Long/Short Equity & Dynamic Income Trust	32,982,086	—	—

As of October 31, 2024, the components of accumulated earnings/(loss) on a tax basis were as follows:

	CONVERTIBLE OPPORTUNITIES AND INCOME FUND	CONVERTIBLE AND HIGH INCOME FUND	STRATEGIC TOTAL RETURN FUND	DYNAMIC CONVERTIBLE AND INCOME FUND
Undistributed ordinary income	$—	$—	$—	$—
Undistributed capital gains	—	—	4,715,889	—
Total undistributed earnings	—	—	4,715,889	—
Accumulated capital and other losses	—	—	—	(1,165,794)
Net unrealized gains/(losses)	(46,262,108)	(51,447,600)	935,850,921	(28,198,604)
Total accumulated earnings/(losses)	(46,262,108)	(51,447,600)	940,566,810	(29,364,398)
Other	(132,611)	(139,715)	(14,771,566)	—
Paid-in-capital	805,601,157	871,169,523	1,889,490,143	546,361,881
Net assets applicable to common shareholders	$759,206,438	$819,582,208	$2,815,285,387	$516,997,483

	GLOBAL DYNAMIC INCOME FUND	GLOBAL TOTAL RETURN FUND	LONG/SHORT EQUITY & DYNAMIC INCOME TRUST
Undistributed ordinary income	$8,036,083	$1,740,368	$10,478,611
Undistributed capital gains	—	—	—
Total undistributed earnings	8,036,083	1,740,368	10,478,611
Accumulated capital and other losses	—	—	—
Net unrealized gains/(losses)	(60,372,145)	(310,779)	(50,638,911)
Total accumulated earnings/(losses)	(52,336,062)	1,429,589	(40,160,300)
Other	(402,031)	(282,049)	(8,257,962)
Paid-in-capital	546,071,159	114,769,615	392,628,183
Net assets applicable to common shareholders	$493,333,066	$115,917,155	$344,209,921

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Notes to Financial Statements (Unaudited)

Note 5 – Short Sales

Calamos Global Dynamic Income Fund and Calamos Long/Short Equity & Dynamic Income Trust may sell securities short. Securities sold short represent obligations to deliver the securities at a future date. Each Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are disclosed as an expense on the Statements of Operations. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, a Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, a Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

Note 6 – Derivative Instruments

Foreign Currency Risk. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

To mitigate the counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Generally, collateral is exchanged between a Fund and the counterparty and the amount of collateral due from a Fund or to a counterparty has to exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. When a Fund is required to post collateral under the terms of a derivatives transaction and master netting agreement, a Fund's custodian holds the collateral in a segregated account, subject to the terms of a tri-party agreement among a Fund, the custodian and the counterparty. The master netting agreement and tri-party agreement provide, in relevant part, that the counterparty may have rights to the amounts in the segregated account in the event that a Fund defaults in its obligation with respect to the derivative instrument that is subject to the collateral requirement. When a counterparty is required to post collateral under the terms of a derivatives transaction and master netting agreement, the counterparty delivers such amount to a Fund's custodian. The master netting agreement provides, in relevant part, that the Fund may have rights to such collateral in the event that the counterparty defaults in its obligation with respect to the derivative instrument that is subject to the collateral requirement. Generally before a default, neither a Fund nor the counterparty may resell, rehypothecate, or repledge any collateral that it receives.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. Each Fund's net counterparty exposure, if any, is reflected in the Schedules of Investments. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates. The Fund realizes a gain or loss when a position is closed or upon settlement of the contracts.

As of April 30, 2025, the Funds had outstanding forward foreign currency contracts listed on the Schedules of Investments.

Equity Risk. Each Fund may engage in option transactions and in doing so achieves similar objectives to what it would achieve through the sale or purchase of individual securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller of the option the obligation to sell, the underlying security, index or other instrument at the exercise price. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, or other instrument at the exercise price.

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

To seek to offset some of the risk of a potential decline in value of certain long positions, each Fund may also purchase put options on individual securities, broad-based securities indexes or certain exchange-traded funds ("ETFs"). Each Fund may also seek to generate income from option premiums by writing (selling) options on a portion of the equity securities (including securities that are convertible into equity securities) in a Fund's portfolio, on broad-based securities indexes, or certain ETFs.

When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on a closing purchase or sale transaction is also treated as a realized gain or loss. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Gain or loss on written options and purchased options is presented separately on the Statements of Operations as net realized gain or loss on written options and net realized gain or loss on purchased options, respectively.

Options written by each Fund do not typically give rise to counterparty credit risk since options written obligate each Fund and not the counterparty to perform. Exchange traded purchased options have minimal counterparty credit risk to each Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. As of April 30, 2025, the Funds had outstanding purchased options and/or written options as listed on the Schedules of Investments.

Interest Rate Risk. Each Fund may engage in interest rate swaps primarily to hedge the interest rate risk on the Fund's borrowings (see Note 7—Notes Payable). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. If interest rates rise, resulting in a diminution in the value of the Fund's portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Unrealized gains are reported as an asset, and unrealized losses are reported as a liability on the Statements of Assets and Liabilities. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on interest rate swaps in the Statements of Operations. A realized gain or loss is recorded in net realized gain (loss) on interest rate swaps in the Statements of Operations upon payment or receipt of a periodic payment or termination of the swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of each Fund. Please see the disclosure regarding ISDA Master Agreements under Foreign Currency Risk within this note.

Premiums paid to or by a Fund are accrued daily and included in realized gain (loss) when paid on swaps in the accompanying Statements of Operations. The contracts are marked-to-market daily based upon third party vendor valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms, counterparty's creditworthiness, and the possible lack of liquidity with respect to the contracts.

As of April 30, 2025, the Funds had no outstanding interest rate swap agreements.

As of April 30, 2025, the Funds had outstanding derivative contracts which are reflected on the Statements of Assets and Liabilities as follows:

	ASSET DERIVATIVES	LIABILITY DERIVATIVES
	CONVERTIBLE OPPORTUNITIES AND INCOME FUND
Gross amounts at fair value:
Exchange-Traded Purchased Options(1)	$9,750	$—
	$9,750	$—

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Notes to Financial Statements (Unaudited)

	CONVERTIBLE AND HIGH INCOME FUND
Gross amounts at fair value:
Exchange-Traded Purchased Options(1)	$10,500	$—
	$10,500	$—
	ASSET DERIVATIVES	LIABILITY DERIVATIVES
	STRATEGIC TOTAL RETURN FUND
Gross amounts at fair value:
Exchange-Traded Purchased Options(1)	$3,297,250	$—
Exchange-Traded Written Options (2)	—	37,993
	$3,297,250	$37,993
	DYNAMIC CONVERTIBLE AND INCOME FUND
Gross amounts at fair value:
Exchange-Traded Purchased Options(1)	$8,250	$—
	$8,250	$—
	GLOBAL DYNAMIC INCOME FUND
Gross amounts at fair value:
Exchange-Traded Purchased Options(1)	$6,231,725	$—
Exchange-Traded Written Options(2)	—	85,635
Forward foreign currency contracts(3)	—	264
	$6,231,725	$85,899
	GLOBAL TOTAL RETURN FUND
Gross amounts at fair value:
Exchange-Traded Purchased Options(1)	$1,556,990	$—
Exchange-Traded Written Options(2)	—	20,955
Forward foreign currency contracts(3)	—	63
	$1,556,990	$21,018
	LONG/SHORT EQUITY & DYNAMIC INCOME TRUST
Gross amounts at fair value:
Exchange-Traded Purchased Options(1)	$8,696,560	$—
Exchange-Traded Written Options(2)	—	5,237,123
	$8,696,560	$5,237,123

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

	GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
GLOBAL DYNAMIC INCOME FUND	GROSS AMOUNTS PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES			COLLATERAL	NET AMOUNT RECEIVABLE IN THE EVENT	NET AMOUNT PAYABLE IN THE EVENT
Counterparty		ASSETS	LIABILITIES	PLEDGED	OF DEFAULT	OF DEFAULT
State Street Bank and Trust	ISDA	$—	$264	$—	$—	$264
		$—	$264	$—	$—	$264
GLOBAL TOTAL RETURN FUND	GROSS AMOUNTS PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES			COLLATERAL	NET AMOUNT RECEIVABLE IN THE EVENT	NET AMOUNT PAYABLE IN THE EVENT
Counterparty		ASSETS	LIABILITIES	PLEDGED	OF DEFAULT	OF DEFAULT
State Street Bank and Trust	ISDA	$—	$63	$—	$—	$63
		$—	$63	$—	$—	$63

For the period ended April 30, 2025, the volume of derivative activity for the Fund is reflected below:*

FUND	FORWARD FOREIGN CURRENCY CONTRACTS(3)	PURCHASED OPTIONS(1)	WRITTEN OPTIONS(2)
Convertible Opportunities and Income Fund	—	430	166
Convertible and High Income Fund	—	470	185
Strategic Total Return Fund	—	20,825	975
Dynamic Convertible and Income Fund	—	380	150
Global Dynamic Income Fund	883,035	58,646	1,025
Global Total Return Fund	217,407	15,679	209
Long/Short Equity & Dynamic Income Trust	—	155,634	180,907

*  Activity during the period is measured by opened number of contracts for options purchased or written, opened foreign currency contracts (measured in notional), opened number of contracts for futures contracts, and opened total return swaps (measured in notional).

(1)  Generally, the Statement of Assets and Liabilities location for Purchased Options is "Investments in securities, at value".

(2)  Generally, the Statement of Assets and Liabilities location for Written Options is "Options written, at value".

(3)  Generally, the Statement of Assets and Liabilities location for Forward contracts is "Unrealized appreciation on forward foreign currency contracts" for asset derivatives and "Unrealized depreciation on forward foreign currency contracts" for liability derivatives.

Note 7 – Notes Payable

The Funds have each entered into an Amended and Restated Liquidity Agreement (the "SSB Agreement") with State Street Bank and Trust Company ("SSB") that allows each Fund to borrow up to a certain limit as shown in the table below, as well as engage in securities lending and securities repurchase transactions.

FUND	BORROWING LIMIT (IN MILLIONS)
Convertible Opportunities and Income Fund	$430.0
Convertible and High Income Fund	480.0
Strategic Total Return Fund	1,130.0
Dynamic Convertible and Income Fund	370.0
Global Dynamic Income Fund	265.0
Global Total Return Fund	55.0
Long/Short Equity & Dynamic Income Trust	150.0

Advances under the SSB Agreement are secured by assets of the Funds that are held with the Funds' custodian in a separate account (the "pledged collateral"). Interest on the SSB Agreement was charged on the drawn amount at the rate of OBFR

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Notes to Financial Statements (Unaudited)

plus 0.52% during the period ended April 30, 2025. A commitment fee of 0.10% is payable on any undrawn balance. For the period ended April 30, 2025, the Funds borrowed according to the table below:

FUND	AVERAGE BORROWINGS (IN MILLIONS)	AVERAGE INTEREST RATE	TOTAL OUTSTANDING BORROWINGS (IN MILLIONS)	INTEREST RATE APPLICABLE TO BORROWINGS
Convertible Opportunities and Income Fund	$312.9	4.99%	$291.7	4.85%
Convertible and High Income Fund	338.8	4.99%	313.9	4.85%
Strategic Total Return Fund	981.7	4.99%	1,000.0	4.85%
Dynamic Convertible and Income Fund	208.3	5.00%	185.3	4.85%
Global Dynamic Income Fund	204.9	5.00%	136.1	4.85%
Global Total Return Fund	47.5	5.00%	34.6	4.85%
Long/Short Equity & Dynamic Income Trust	120.0	4.99%	120.0	4.85%

Under the terms of the SSB Agreement, all securities lent through SSB must be secured continuously by collateral received in cash. Cash collateral received by SSB on behalf of the Fund is deposited by SSB in a custodial account of the Fund and then applied to repay borrowings under the SSB Agreement, such that the cash advanced to the Fund remains unchanged. The securities on loan are collateralized by cash collateral received and not securities as disclosed in the Statement of Assets and Liabilities and the Schedule of Investments. The contractual maturity of the collateral received under the securities lending agreement is classified as overnight and continuous. Upon termination of a securities loan, SSB will advance to the Fund the cash collateral required to be returned by the Fund, or secure the appropriate amount through one or more securities lending transactions as the Fund's agent, and deposit the amount to a custodial account of the Fund and then subsequently return such amount to the securities borrower against return of the securities on loan. Again, the net cash to the Fund is unaltered. Only the composition of the advance is changed, and regardless of the composition of advances as between cash collateral for securities lending transactions or borrowings from SSB, they are not reflected separately in the Statements of Assets and Liabilities but as a component of the Notes Payable. The Fund has the right to recall securities which have been lent at any time. The securities lending arrangement with SSB involves characteristics common in arm's length relationships in which one party may benefit at the expense of the other party. As of April 30, 2025, the Funds had securities on loan under the SSB Agreement which are reflected in the Investment in securities, at value on the Statement of Assets and Liabilities and are shown in the table below. The borrowings are categorized as Level 2 within the fair value hierarchy.

The composition of the securities on loan was as follows:

FUND	SECURITIES ON LOAN (IN MIILIONS)	FIXED INCOME SECURITIES (IN MILLIONS)	EQUITY SECURITIES (IN MILLIONS)
Convertible Opportunities and Income Fund	$40.1	$35.7	$4.4
Convertible and High Income Fund	52.7	42.7	10.0
Strategic Total Return Fund	531.6	104.1	427.5
Dynamic Convertible and Income Fund	11.4	11.3	0.1
Global Dynamic Income Fund	62.1	18.3	43.8
Global Total Return Fund	18.1	4.4	13.7
Long/Short Equity & Dynamic Income Trust	3.8	3.3	0.5

Note 8 – Mandatory Redeemable Preferred Shares

All Funds except Long/Short Equity & Dynamic Income Trust have MRPS issued and outstanding, with CHI, CHY, CSQ, and CCD, each divided into four series with different mandatory redemption dates and dividend rates, while CGO and CHW are each divided into three series with different mandatory redemption dates and dividend rates. On September 6, 2024, CHI had $33,250,000, CHY had $36,500,000, CSQ had $80,500,000, CCD had $21,250,000, CHW had $21,500,000, and CGO had $4,000,000 of Series B MRPS redeemed at $25.00 per share, respectively. On September 9, 2024, CHI issued $33,000,000, CHY issued $36,000,000, CSQ issued $80,000,000, and CCD issued $21,000,000 of Series G MRPS with a

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

mandatory redemption date of September 9, 2029 and redeemable at $25.00 per share, respectively. CGO and CHW did not participate in the issuance of Series G MRPS. The tables below summarize the key terms of each series of the MRPS at April 30, 2025.

CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SERIES	ISSUE DATE	TERM REDEMPTION DATE	DIVIDEND RATE	SHARES (000'S)	LIQUIDATION PREFERENCE PER SHARE	AGGREGATE LIQUIDATION PREFERENCE
Series C	9/6/17	9/6/27	4.24%	1,340	$25	$33,500,000
Series D	8/24/21	8/24/26	2.45%	1,320	$25	$33,000,000
Series E	3/8/22	5/24/27	2.68%	1,330	$25	$33,250,000
Series G	9/9/24	9/9/29	6.24%	1,320	$25	$33,000,000
Total						$132,750,000

CONVERTIBLE AND HIGH INCOME FUND

SERIES	ISSUE DATE	TERM REDEMPTION DATE	DIVIDEND RATE	SHARES (000'S)	LIQUIDATION PREFERENCE PER SHARE	AGGREGATE LIQUIDATION PREFERENCE
Series C	9/6/17	9/6/27	4.24%	1,480	$25	$37,000,000
Series D	8/24/21	8/24/26	2.45%	1,400	$25	$35,000,000
Series E	3/8/22	5/24/27	2.68%	1,460	$25	$36,500,000
Series G	9/9/24	9/9/29	6.24%	1,440	$25	$36,000,000
Total						$144,500,000

STRATEGIC TOTAL RETURN FUND

SERIES	ISSUE DATE	TERM REDEMPTION DATE	DIVIDEND RATE	SHARES (000'S)	LIQUIDATION PREFERENCE PER SHARE	AGGREGATE LIQUIDATION PREFERENCE
Series C	9/6/17	9/6/27	4.24%	3,240	$25	$81,000,000
Series D	8/24/21	8/24/26	2.45%	2,480	$25	$62,000,000
Series F	5/24/22	5/24/27	3.66%	4,000	$25	$100,000,000
Series G	9/9/24	9/9/29	6.24%	3,200	$25	$80,000,000
Total						$323,000,000

DYNAMIC CONVERTIBLE AND INCOME FUND

SERIES	ISSUE DATE	TERM REDEMPTION DATE	DIVIDEND RATE	SHARES (000'S)	LIQUIDATION PREFERENCE PER SHARE	AGGREGATE LIQUIDATION PREFERENCE
Series C	9/6/17	9/6/27	4.24%	860	$25	$21,500,000
Series D	8/24/21	8/24/26	2.45%	1,120	$25	$28,000,000
Series E	3/8/22	5/24/27	2.68%	850	$25	$21,250,000
Series G	9/9/24	9/9/29	6.24%	840	$25	$21,000,000
Total						$91,750,000

GLOBAL DYNAMIC INCOME FUND

SERIES	ISSUE DATE	TERM REDEMPTION DATE	DIVIDEND RATE	SHARES (000'S)	LIQUIDATION PREFERENCE PER SHARE	AGGREGATE LIQUIDATION PREFERENCE
Series C	9/6/17	9/6/27	4.24%	880	$25	$22,000,000
Series D	8/24/21	8/24/26	2.45%	200	$25	$5,000,000
Series E	3/8/22	5/24/27	2.68%	860	$25	$21,500,000
Total						$48,500,000

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Notes to Financial Statements (Unaudited)

GLOBAL TOTAL RETURN FUND

SERIES	ISSUE DATE	TERM REDEMPTION DATE	DIVIDEND RATE	SHARES (000'S)	LIQUIDATION PREFERENCE PER SHARE	AGGREGATE LIQUIDATION PREFERENCE
Series C	9/6/17	9/6/27	4.24%	160	$25	$4,000,000
Series D	8/24/21	8/24/26	2.45%	200	$25	$5,000,000
Series E	3/8/22	5/24/27	2.68%	160	$25	$4,000,000
Total						$13,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in each Fund's Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

During the period ended April 30, 2025, all MRPS were rated `AA-' by Kroll Bond Rating Agency LLC ("KBRA"). If the ratings of the MRPS are downgraded, each Fund's dividend expense may increase, as described below.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated "AA-" by KBRA. If on the first day of a monthly dividend period the MRPS of any class are rated lower than "A" by KBRA, the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS' dividend rate is also subject to increase during periods when a Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in "Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares" with each Fund's Statement of Operations.

With regard to the Series C MRPS, so long as any MRPS are outstanding, a Fund will not declare, pay or set apart for payment any dividend or other distribution (other than non-cash distributions) with respect to Fund shares ranking junior to or on parity with the MRPS, unless (1) the Fund has satisfied the MRPS Overcollateralization Test (as defined below) on at least one "valuation date" in the preceding 65 calendar days, (2) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test (as defined below), (3) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the holders of MRPS and (4) the Fund has redeemed the full number of MRPS required to be redeemed by any provision for mandatory redemption or deposited sufficient monies with the Fund's paying agent for that purpose, subject to certain grace periods and exceptions.

MRPS Asset Coverage Test: Asset coverage with respect to all outstanding senior securities and preferred shares, including the MRPS, determined in accordance with Section 18(h) of the 1940 Act, on the basis of values calculated as of a time within 48 hours (not including Sundays or holidays) next preceding the time of determination, must be greater than or equal to 225%.

MRPS Overcollateralization Test: So long as Fitch or any other NSRSO, such as KBRA, is then rating any class of the outstanding MRPS pursuant to the request of the Fund, satisfaction of only those overcollateralization ratios applicable to closed-end fund issuers with the same rating(s) as the Fund's MRPS' then-current rating(s) issued by Fitch or such other NSRSO, such as KBRA, by application of the applicable rating agency guidelines.

In accordance with that certain Statement of Preferences governing the Series D, E, F and G MRPS, for so long as any MRPS are outstanding, a Fund will not declare, pay or set apart for payment any dividend or other distribution (other than a dividend or distribution paid in shares of, or options, warrants or rights to subscribe for or purchase, Common Shares or other shares of beneficial interest, if any, ranking junior to the MRPS as to dividends or upon liquidation (collectively "non-cash distributions") with respect to Common Shares or any other shares of the Series or Fund ranking junior to or on a parity with the MRPS as to dividends or upon liquidation, or call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares or any other such junior shares (except by conversion into or exchange for shares of the Fund ranking junior to the MRPS as to dividends and upon liquidation) or any such parity shares (except by conversion into or exchange for shares of the Fund ranking junior to or on a parity with the MRPS as to dividends and upon liquidation), unless (1) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test, (2) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the Holders of MRPS, and (3) the Fund has redeemed the full number of MRPS required to be redeemed by any provision for mandatory redemption contained in Section 3(a) or deposited sufficient monies with the Paying Agent for that purpose (without regard to the

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

provisions of the Special Proviso); provided that the Fund may make any distributions reasonably necessary for the Fund to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to avoid excise tax under Section 4982 of the Internal Revenue Code ("Tax Required Payments"). For the avoidance of doubt, any such Tax Required Payments would only be paid to holders of Common Shares after full cumulative dividends due on or prior to the date of the applicable distribution and any mandatory redemptions occurring on or prior to the date of the applicable distribution have been paid to the holders of MRPS.

Except as otherwise required pursuant to the Funds' governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Funds as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of a Fund, voting separately as a class. Except during any time when a Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the Board on any matter submitted to them for their vote or to the vote of shareholders of a Fund generally.

Note 9 – Common Shares

Each Fund has unlimited common shares of beneficial interest authorized at April 30, 2025. Transactions in common shares for each fund at April 30, 2025 were as follows:

CONVERTIBLE OPPORTUNITIES AND INCOME FUND	SIX MONTHS ENDED APRIL 30, 2025	YEAR ENDED OCTOBER 31, 2024
Beginning shares	75,582,242	74,818,167
Shares sold	1,656,285	—
Shares issued through reinvestment of distributions	375,183	764,075
Ending shares	77,613,710	75,582,242
CONVERTIBLE AND HIGH INCOME FUND	SIX MONTHS ENDED APRIL 30, 2025	YEAR ENDED OCTOBER 31, 2024
Beginning shares	77,113,129	76,379,270
Shares sold	1,653,833	—
Shares issued through reinvestment of distributions	373,322	733,859
Ending shares	79,140,284	77,113,129
STRATEGIC TOTAL RETURN FUND	SIX MONTHS ENDED APRIL 30, 2025	YEAR ENDED OCTOBER 31, 2024
Beginning shares	160,369,635	160,335,126
Shares sold	—	—
Shares issued through reinvestment of distributions	—	34,509
Ending shares	160,369,635	160,369,635
DYNAMIC CONVERTIBLE AND INCOME FUND	SIX MONTHS ENDED APRIL 30, 2025	YEAR ENDED OCTOBER 31, 2024
Beginning shares	26,877,415	26,644,318
Shares sold	—	—
Shares issued through reinvestment of distributions	177,519	233,097
Ending shares	27,054,934	26,877,415
GLOBAL DYNAMIC INCOME FUND	SIX MONTHS ENDED APRIL 30, 2025	YEAR ENDED OCTOBER 31, 2024
Beginning shares	63,864,387	63,864,387
Shares sold	—	—
Shares issued through reinvestment of distributions	—	—
Ending shares	63,864,387	63,864,387

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Notes to Financial Statements (Unaudited)

GLOBAL TOTAL RETURN FUND	SIX MONTHS ENDED APRIL 30, 2025	YEAR ENDED OCTOBER 31, 2024
Beginning shares	9,827,294	9,825,838
Shares sold	—	—
Shares issued through reinvestment of distributions	—	1,456
Ending shares	9,827,294	9,827,294
LONG/SHORT EQUITY & DYNAMIC INCOME TRUST	SIX MONTHS ENDED APRIL 30, 2025	YEAR ENDED OCTOBER 31, 2024
Beginning shares	19,632,194	19,632,194
Shares sold	—	—
Shares issued through reinvestment of distributions	—	—
Ending shares	19,632,194	19,632,194

Notice is hereby given in accordance with Section 23(c) of the 1940 Act that each Fund may from time to time purchase its shares of common stock in the open market.

The Funds also may offer and sell common shares from time to time at an offering price equal to or in excess of the net asset value per share of each Fund's common shares at the time such common shares are initially sold. For the period ended April 30, 2025, the Funds sold shares according to the table below:

FUND	AMOUNT IN EXCESS OF NET ASSET VALUE	AVERAGE SALES PRICE
Convertible Opportunities and Income Fund	$0.0181	$10.7944
Convertible and High Income Fund	$0.0108	$11.0213
Strategic Total Return Fund	—	—
Dynamic Convertible and Income Fund	—	—
Global Dynamic Income Fund	—	—
Global Total Return Fund	—	—
Long/Short Equity & Dynamic Income Trust	—	—

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of Calamos Convertible Opportunities and Income Fund, Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Dynamic Convertible and Income Fund, Calamos Global Dynamic Income Fund, Calamos Global Total Return Fund, and Calamos Long/Short Equity & Dynamic Income Trust

Results of Review of Interim Financial Information

We have reviewed the accompanying statements of assets and liabilities of Calamos Convertible Opportunities and Income Fund, Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Dynamic Convertible and Income Fund, Calamos Global Dynamic Income Fund, Calamos Global Total Return Fund, and Calamos Long/Short Equity & Dynamic Income Trust (the "Funds"), including the schedules of investments, as of April 30, 2025, the related statements of operations, changes in net assets, and the financial highlights for the six month period then ended, and the related notes (collectively referred to as the "interim financial information"). Based on our reviews, we are not aware of any material modifications that should be made to the accompanying interim financial information for it to be in conformity with accounting principles generally accepted in the United States of America.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the statements of changes in net assets of the Funds and the financial highlights for each of the periods listed in the table below; and in our report dated December 18, 2024, we expressed an unqualified opinion on such statements of changes in net assets and financial highlights.

Individual Fund Comprising the Calamos Investment Trust	Statement of Changes in Net Assets	Financial Highlights
Calamos Convertible Opportunities and Income Fund, and Calamos Convertible and High Income Fund	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, 2022, 2021, 2020, 2019, 2018, 2017, 2016, and 2015
Calamos Strategic Total Return Fund, Calamos Dynamic Convertible and Income Fund, Calamos Global Dynamic Income Fund, and Calamos Global Total Return Fund	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, 2022, 2021, and 2020
Calamos Long/Short Equity & Dynamic Income Trust	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, 2022, 2021, and the period from November 29, 2019 (commencement of operations) through October 31, 2020

Basis for Review Results

This interim financial information is the responsibility of the Funds' management. We are a public accounting firm registered with the PCAOB and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our reviews in accordance with standards of the PCAOB. A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the PCAOB, the objective of which is the expression of an opinion regarding the financial statements and financial highlights taken as a whole. Accordingly, we do not express such an opinion.

June 23, 2025

Chicago, Illinois

We have served as the auditor of one or more Calamos investment companies since 2003.

www.calamos.com

About Closed-End Funds

What is a Closed-End Fund?

A closed-end fund is a publicly traded investment company that raises its initial investment capital through the issuance of a fixed number of shares to investors in a public offering. Shares of a closed-end fund are listed on a stock exchange or traded in the over-the-counter market. Like all investment companies, a closed-end fund is professionally managed and offers investors a unique investment solution based on its investment objective approved by the fund's Board of Trustees.

Potential Advantages of Closed-End Fund Investing

•  Defined Asset Pool Allows Efficient Portfolio Management—Although closed-end fund shares trade actively on a securities exchange, this doesn't affect the closed-end fund manager because there are no new investors buying into or selling out of the fund's portfolio.

•  More Flexibility in the Timing and Price of Trades—Investors can purchase and sell shares of closed-end funds throughout the trading day, just like the shares of other publicly traded securities.

•  Lower Expense Ratios—The expense ratios of closed-end funds are oftentimes less than those of mutual funds. Over time, a lower expense ratio could enhance investment performance.

•  Closed-End Structure Makes Sense for Less-Liquid Asset Classes—A closed-end structure makes sense for investors considering less-liquid asset classes, such as high-yield bonds or micro-cap stocks.

•  Ability to Put Leverage to Work—Closed-end funds may issue senior securities (such as preferred shares or debentures) or borrow money to "leverage" their investment positions.

•  No Minimum Investment Requirements

OPEN-END MUTUAL FUNDS VERSUS CLOSED-END FUNDS

OPEN-END FUND	CLOSED-END FUND
Issues new shares on an ongoing basis	Generally issues a fixed number of shares
Issues common equity shares	Can issue common equity shares and senior securities such as preferred shares and bonds
Sold at NAV plus any sales charge	Price determined by the marketplace
Sold through the fund's distributor	Traded in the secondary market
Fund redeems shares at NAV calculated at the close of business day	Fund does not redeem shares

You can purchase or sell common shares of closed-end funds daily. Like any other stock, market price will fluctuate with the market. Upon sale, your shares may have a market price that is above or below net asset value and may be worth more or less than your original investment. Shares of closed-end funds frequently trade at a discount, which is a market price that is below their net asset value.

Leverage creates risks which may adversely affect return, including the likelihood of greater volatility of net asset value and market price of common shares and fluctuations in the variable rates of the leverage financing.

Each open-end or closed-end fund should be evaluated individually. Before investing carefully consider the fund's investment objectives, risks, charges and expenses.

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Level Rate Distribution Policy

Using a Level Rate Distribution Policy to Promote Dependable Income and Total Return

Calamos Global Total Return Fund, Calamos Dynamic Convertible and Income Fund, Calamos Convertible Opportunities and Income Fund, Calamos Convertible and High Income Fund and Calamos Global Dynamic Income Fund have implemented a level rate distribution policy.* The goal of the level rate distribution policy is to provide investors a predictable, though not assured, level of cash flow, which can either serve as a stable income stream or, through reinvestment, may contribute significantly to long-term total return.

We understand the importance that investors place on the stability of dividends and their ability to contribute to long-term total return, which is why we have instituted a level rate distribution policy for Calamos Global Total Return Fund, Calamos Dynamic Convertible and Income Fund, Calamos Convertible Opportunities and Income Fund, Calamos Convertible and High Income Fund and Calamos Global Dynamic Income Fund. Under the policy, monthly distributions paid may include net investment income, net realized short-term capital gains, and, if necessary, return of capital. In addition, a limited number of distributions per calendar year may include net realized long-term capital gains. Please refer to each Fund's financial statements for specific information about distributions made during the last fiscal year.

There is no guarantee that the Funds will realize capital gains in any given year. Distributions are subject to recharacterization for tax purposes after the end of the fiscal year. All shareholders with taxable accounts will receive written notification regarding the components and tax treatment for distributions via Form 1099-DIV. For purposes of maintaining the level rate distribution policy, the Funds may realize short-term capital gains on securities that, if sold at a later date, would have resulted in long-term capital gains. Maintenance of a level rate distribution policy may increase transaction and tax costs associated with the Funds.

Distributions from the Funds are generally subject to Federal income taxes.

Managed Distribution Policy

Using a Managed Distribution Policy to Promote Dependable Income and Total Return

Calamos Strategic Total Return Fund and Calamos Long/Short Equity & Dynamic Income Trust have implemented a managed distribution policy.* The goal of the managed distribution policy is to provide investors a predictable, though not assured, level of cash flow, which can serve either as a stable income stream or, through reinvestment, may contribute significantly to long-term total return.

We understand the importance that investors place on the stability of dividends and their ability to contribute to long-term total return, which is why we have instituted a managed distribution policy for Calamos Strategic Total Return Fund and Calamos Long/Short Equity & Dynamic Income Trust. Under the policy, monthly distributions paid may include net investment income, net realized short-term capital gains, net realized long-term capital gains and, if necessary, return of capital. Please refer to each Fund's financial statements for specific information about distributions made during the last fiscal year.

Distributions of capital decrease a Fund's total assets and total assets per share and, therefore, could have the effect of increasing a Fund's expense ratio. In general, the policy of fixing a Fund's distributions at a targeted rate does not affect a Fund's investment strategy. However, in order to make these distributions, on occasion the Funds may have to sell portfolio securities at a less than opportune time.

There is no guarantee that the Funds will realize capital gains in any given year. Distributions are subject to re-characterization for tax purposes after the end of the fiscal year. All shareholders with taxable accounts will receive written notification regarding the components and tax treatment for distributions via Form 1099-DIV.

Distributions from the Funds are generally subject to Federal income taxes.

*  On December 17, 2024, the Board of Trustees approved the transition from a managed distribution policy to a level distribution policy for Calamos Dynamic Convertible and Income Fund, Calamos Convertible Opportunities and Income Fund and Calamos Convertible and High Income Fund effective as of January 1, 2025. Through December 31, 2024, Calamos Dynamic Convertible and Income Fund, Calamos Convertible Opportunities and Income Fund and Calamos Convertible and High Income Fund adhered to a managed distribution policy.

www.calamos.com

Automatic Dividend Reinvestment Plan

Maximizing Investment with an Automatic Dividend Reinvestment Plan

The Automatic Dividend Reinvestment Plan offers a simple, cost-efficient and convenient way to reinvest your dividends and capital gains distributions in additional shares of each Fund, allowing you to increase your investment in the Fund.

Potential Benefits

•  Compounded Growth: By automatically reinvesting with the Plan, you gain the potential to allow your dividends and capital gains to compound over time.

•  Potential for Lower Commission Costs: Additional shares are purchased in large blocks, with brokerage commissions shared among all plan participants. There is no cost to enroll in the Plan.

•  Convenience: After enrollment, the Plan is automatic and includes detailed statements for participants. Participants can terminate their enrollment at any time.

Pursuant to the Plan, unless a shareholder is ineligible or elects otherwise, all dividend and capital gains on common shares distributions are automatically reinvested by Computershare, as agent for shareholders in administering the Plan ("Plan Agent"), in additional common shares of the Fund. Shareholders who elect not to participate in the Plan will receive all dividends and distributions payable in cash paid by check mailed directly to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee) by Plan Agent, as dividend paying agent. Shareholders may elect not to participate in the Plan and to receive all dividends and distributions in cash by sending written instructions to the Plan Agent, as dividend paying agent, at: Dividend Reinvestment Department, P.O. Box 43078, Providence RI 02940-3078. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by giving notice in writing to the Plan Agent; such termination will be effective with respect to a particular dividend or distribution if notice is received prior to the record date for the applicable distribution.

The shares are acquired by the Plan Agent for the participant's account either (i) through receipt of additional common shares from the Fund ("newly issued shares") or (ii) by purchase of outstanding common shares on the open market ("open-market purchases") on the NASDAQ or elsewhere. If, on the payment date, the net asset value per share of the common shares is equal to or less than the market price per common share plus estimated brokerage commissions (a "market premium"), the Plan Agent will receive newly issued shares from the Fund for each participant's account. The number of newly issued common shares to be credited to the participant's account will be determined by dividing the dollar amount of the dividend or distribution by the greater of (i) the net asset value per common share on the payment date, or (ii) 95% of the market price per common share on the payment date.

If, on the payment date, the net asset value per common share exceeds the market price plus estimated brokerage commissions (a "market discount"), the Plan Agent has a limited period of time to invest the dividend or distribution amount in shares acquired in open-market purchases. If, before the Plan Agent has completed its open-market purchases, the market price plus estimated brokerage commissions exceeds the net asset value of the common shares as of the payment date, the purchase price paid by Plan Agent may exceed the net asset value of the common shares, resulting in the acquisition of fewer common shares than if such dividend or distribution had been paid in common shares issued by the Fund. The weighted average price (including brokerage commissions) of all common shares purchased by the Plan Agent as Plan Agent will be the price per common share allocable to each participant. If the Plan Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making open-market purchases and will invest the uninvested portion of the dividend or distribution amount in newly issued shares at the net asset value per common share at the close of business on the last purchase date.

The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends even though no cash is received by participants.

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Automatic Dividend Reinvestment Plan

There are no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of dividends or distributions. If a participant elects to have the Plan Agent sell part or all of his or her common shares and remit the proceeds, such participant will be charged his or her pro rata share of brokerage commissions on the shares sold, plus a $15 transaction fee. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

A participant may request the sale of all of the common shares held by the Plan Agent in his or her Plan account in order to terminate participation in the Plan. If such participant elects in advance of such termination to have the Plan Agent sell part or all of his shares, the Plan Agent is authorized to deduct from the proceeds a $15 fee plus the brokerage commissions incurred for the transaction. A participant may re-enroll in the Plan in limited circumstances.

The terms and conditions of the Plan may be amended by the Plan Agent or the Fund at any time upon notice as required by the Plan.

This discussion of the Plan is only summary, and is qualified in its entirety by the Terms and Conditions of the Dividend Reinvestment Plan filed as part of the Fund's registration statement.

For additional information about the Plan, please contact the Plan Agent, Computershare, at 866.226.8016. If you wish to participate in the Plan and your shares are held in your own name, simply call the Plan Agent. If your shares are not held in your name, please contact your brokerage firm, bank, or other nominee to request that they participate in the Plan on your behalf. If your brokerage firm, bank, or other nominee is unable to participate on your behalf, you may request that your shares be re-registered in your own name.

We're pleased to provide our shareholders with the additional benefit of the Fund's Dividend Reinvestment Plan and hope that it may serve your financial plan.

Additional Fund Information: Delaware Statutory Trust Act – Control Share Acquisitions

Each Fund is organized as a Delaware statutory trust and thus is subject to the control share acquisition statute contained in Subchapter III of the Delaware Statutory Trust Act (the DSTA Control Share Statute). The DSTA Control Share Statute applies to any closed-end investment company organized as a Delaware statutory trust and listed on a national securities exchange, such as the Fund. The DSTA Control Share Statute became automatically applicable to the Funds on August 1, 2022.

The DSTA Control Share Statute defines "control beneficial interests" (referred to as "control shares" herein) by reference to a series of voting power thresholds and provides that a holder of control shares acquired in a control share acquisition has no voting rights under the Delaware Statutory Trust Act (DSTA) or each Fund's Governing Documents (as used herein, "Governing Documents" means each Fund's Agreement and Declaration of Trust and By-Laws, together with any amendments or supplements thereto, including any Statement of Preferences establishing a series of preferred shares, as applicable) with respect to the control shares acquired in the control share acquisition, except to the extent approved by a Fund's shareholders by the affirmative vote of two—thirds of all the votes entitled to be cast on the matter, excluding all interested shares (generally, shares held by the acquiring person and their associates and shares held by Fund insiders).

The DSTA Control Share Statute provides for a series of voting power thresholds above which shares are considered control shares. Whether one of these thresholds of voting power is met is determined by

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Additional Fund Information: Delaware Statutory Trust Act – Control Share Acquisitions

aggregating the holdings of the acquiring person as well as those of his, her or its "associates." These thresholds are:

•  10% or more, but less than 15% of all voting power;

•  15% or more, but less than 20% of all voting power;

•  20% or more, but less than 25% of all voting power;

•  25% or more, but less than 30% of all voting power;

•  30% or more, but less than a majority of all voting power; or

•  a majority or more of all voting power.

Under the DSTA Control Share Statute, once a threshold is reached, an acquirer has no voting rights with respect to shares in excess of that threshold (i.e., the "control shares") until approved by a vote of shareholders, as described above, or otherwise exempted by the Funds' Board of Trustees. The DSTA Control Share Statute contains a statutory process for an acquiring person to request a shareholder meeting for the purpose of considering the voting rights to be accorded control shares. An acquiring person must repeat this process at each threshold level.

Under the DSTA Control Share Statute, an acquiring person's "associates" are broadly defined to include, among others, relatives of the acquiring person, anyone in a control relationship with the acquiring person, any investment fund or other collective investment vehicle that has the same investment adviser as the acquiring person, any investment adviser of an acquiring person that is an investment fund or other collective investment vehicle and any other person acting or intending to act jointly or in concert with the acquiring person.

Voting power under the DSTA Control Share Statute is the power (whether such power is direct or indirect or through any contract, arrangement, understanding, relationship or otherwise) to directly or indirectly exercise or direct the exercise of the voting power of shares of a Fund in the election of each Fund's Trustees (either generally or with respect to any subset, series or class of trustees, including any Trustees elected solely by a particular series or class of shares, such as the preferred shares). Thus, a Fund's preferred shares, as applicable, acquired in excess of the above thresholds would be considered control shares with respect to the preferred share class vote for two Trustees.

Any control shares of the Fund acquired before August 1, 2022 are not subject to the DSTA Control Share Statute; however, any further acquisitions on or after August 1, 2022 are considered control shares subject to the DSTA Control Share Statute.

The DSTA Control Share Statute requires shareholders to disclose to a Fund any control share acquisition within 10 days of such acquisition, and also permits the Fund to require a shareholder or an associate of such person to disclose the number of shares owned or with respect to which such person or an associate thereof can directly or indirectly exercise voting power. Further, the DSTA Control Share Statute requires a shareholder or an associate of such person to provide to the Fund within 10 days of receiving a request therefor from the Fund any information that the Fund's Trustees reasonably believe is necessary or desirable to determine whether a control share acquisition has occurred.

The DSTA Control Share Statute permits the Funds' Board of Trustees, through a provision in each Fund's Governing Documents or by Board action alone, to eliminate the application of the DSTA Control Share Statute to the acquisition of control shares in the Fund specifically, generally, or generally by types, as to specifically identified or unidentified existing or future beneficial owners or their affiliates or associates or as to any series or classes of shares. The DSTA Control Share Statute does not provide that the Fund can generally "opt out" of the application of the DSTA Control Share Statute; rather, specific acquisitions or classes of acquisitions may be exempted by the Board of Trustees, either in advance or retroactively, but other aspects of the DSTA Control Share Statute, which are summarized above, would continue to apply.

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Additional Fund Information: Delaware Statutory Trust Act – Control Share Acquisitions

The DSTA Control Share Statute further provides that the Board of Trustees is under no obligation to grant any such exemptions.

The foregoing is only a summary of the material terms of the DSTA Control Share Statute. Shareholders should consult their own counsel with respect to the application of the DSTA Control Share Statute to any particular circumstance.

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MANAGING YOUR CALAMOS FUNDS INVESTMENTS

Calamos Investments offers several convenient means to monitor, manage and feel confident about your Calamos investment choice.

PERSONAL ASSISTANCE: 866.363.9219

Dial this toll-free number to speak with a knowledgeable Client Services Representative who can help answer questions or address issues concerning your Calamos Fund.

ONLINE ACCOUNT MANAGEMENT:
www.calamos.com

Manage your personal account of Calamos Funds online at www.calamos.com. On your account access page, you can view account history and download data.

YOUR FINANCIAL ADVISOR

We encourage you to talk to your financial advisor to determine how the Calamos Funds can benefit your investment portfolio based on your financial goals, risk tolerance, time horizon and income needs.

A description of the Calamos Proxy Voting Policies and Procedures and the Funds' proxy voting record for the 12-month period ended June 30 are available free of charge upon request by calling 866.363.9219, by visiting the Calamos Web site at www.calamos.com, or by writing Calamos at: Calamos Investments, Attn: Client Services, 2020 Calamos Court, Naperville, IL 60563. The Funds' proxy voting record is also available free of charge by visiting the SEC Web site at www.sec.gov.

The Funds file a complete list of their portfolio holdings with the SEC for the first and third quarters each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available free of charge, upon request, by calling or writing Calamos Investments at the phone number or address provided above or by visiting the SEC Web site at www.sec.gov.

The Fund's report to the SEC on Form N-CSR contains certifications by the fund's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, relating to, among other things, the quality of the Fund's disclosure controls and procedures and internal control over financial reporting.

FOR 24-HOUR AUTOMATED SHAREHOLDER ASSISTANCE: 866.226.8016

TO OBTAIN INFORMATION ABOUT YOUR INVESTMENTS: 866.363.9219

VISIT OUR WEB SITE: www.calamos.com

INVESTMENT ADVISER:
Calamos Advisors LLC
2020 Calamos Court
Naperville, IL 60563-2787

CUSTODIAN AND FUND ACCOUNTING AGENT:
State Street Bank and Trust Company
Boston, MA

TRANSFER AGENT:
Computershare
P.O. Box 43078
Providence RI 02940-3078
866.226.8016

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
Deloitte & Touche LLP
Chicago, IL

LEGAL COUNSEL:
Ropes & Gray LLP
Chicago, IL

Visit our Web site for timely fund performance, detailed fund profiles, fund news and insightful market commentary.

2020 Calamos Court
Naperville, IL 60563-2787
866.363.9219
www.calamos.com

© 2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

CEFSAR 822293 043025

(b) Registrant has included in its Rule 30e-3(c) notice only the disclosures specified by Rule 30e-3(c)(1) and (2). Therefore, Registrant has not included a copy of the notice herewith.

Item 2. Code of Ethics

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3. Audit Committee Financial Expert

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4. Principal Accountant Fees and Services

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5. Audit Committee of Listed Registrants

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6. Investments

(a)	Not applicable. The complete schedule of investments is included in the financial statements filed under Item 1 of the N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)	Not applicable.

(b)	Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The information required by this Item 12 is only required in an annual report on this Form N-CSR.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

(a)(1) The information required by this Item 13 is only required in an annual report on this Form N-CSR.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedure

a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and timely reported.

b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a)(1) Gross income from securities lending activities: $0

(a)(2) Fees and/or compensation for:

Any share of revenue generated by the securities lending program paid to the securities lending agent: $0

Rebates paid to borrower: $0

(a)(3) Aggregate fees and/or compensation $0

(a)(4) Net income from securities lending activities: $0

(b) Under the terms of an Amended and Restated Liquidity Agreement (the “Agreement”) with State Street Bank and Trust Company (“SSB”), all securities lent through SSB must be secured continuously by collateral received in cash. Cash collateral held by SSB on behalf of the Fund may be credited against the amounts borrowed under the Agreement. Any amounts credited against borrowings under the Agreement would count against the Fund's leverage limitations under the 1940 Act, unless otherwise covered in accordance with SEC Release IC-10666. Under the terms of the Agreement, SSB will return the value of the collateral to the borrower at the termination of the selected securities loan(s), which will eliminate the credit against the borrowings under the Agreement and will cause the amount drawn under the Agreement to increase in an amount equal to the returned collateral. The Fund is obligated to make payment to the entity in the event SSB is unable to return the value of the collateral. The Fund would continue to be entitled to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund has the right to call a loan and obtain the securities loaned at any time.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1) Code of Ethics - Not applicable for semiannual reports.

(a)(2) Not applicable

(a)(3)(i) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(ii) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(iii) Not applicable

(a)(4) Not applicable

(a)(5) Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Long/Short Equity & Dynamic Income Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	June 27, 2025

By:	/s/ Thomas E. Herman
Name:	Thomas E. Herman
Title:	Principal Financial Officer
Date:	June 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	June 27, 2025

By:	/s/ Thomas E. Herman
Name:	Thomas E. Herman
Title:	Principal Financial Officer
Date:	June 27, 2025